UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2009

Date of reporting period: February 28, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein Tax-Managed Wealth Strategies

Wealth Appreciation Strategy

Balanced Wealth Strategy

Wealth Preservation Strategy

February 28, 2009

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the AllianceBernstein funds, and is a member of FINRA.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

April 21, 2009

Semi-Annual Report

This report provides management’s discussion of fund performance for the portfolios of AllianceBernstein Tax-Managed Wealth Strategies (the “Strategies”) for the semi-annual reporting period ended February 28, 2009.

AllianceBernstein Tax-Managed Wealth Appreciation Strategy

Investment Objective and Policies

AllianceBernstein Tax-Managed Wealth Appreciation Strategy’s investment objective is long-term growth of capital. The Strategy invests in a portfolio of equity securities that is designed as a solution for investors who seek tax-efficient equity returns but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. In managing the Strategy, AllianceBernstein L.P. (the “Adviser”) efficiently diversifies between growth and value equity investment styles, and between US and non-US markets. Normally, the Strategy targets an equal weighting of growth and value style stocks (50% each), with approximately 70% of each equity style invested in US companies and the remaining 30% in non-US companies. The Adviser will allow the relative weightings of the Strategy’s growth and value components, and US and non-US companies to change in response to markets, but ordinarily only by +/-5% of the portfolio. Beyond those ranges, the Adviser will rebalance the portfolio toward the targeted blends. However, under extraordinary circumstances, such as when the Adviser believes that conditions favoring one investment style are compelling, the range may expand to 10% of the portfolio.

The Strategy may invest without limit in non-US securities, although it generally will not invest more than 35% of its total assets in such securities. The Strategy also may enter into forward commitments, make short sales of securities or maintain a short position, invest in rights or warrants, and invest up to 10% of its total assets in the securities of companies in emerging markets.

AllianceBernstein Tax-Managed Balanced Wealth Strategy Investment Objective and Policies

AllianceBernstein Tax-Managed Balanced Wealth Strategy’s investment objective is to achieve the highest total return consistent with the Adviser’s determination of reasonable risk. The Strategy invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek a moderate tilt toward tax-efficient equity returns but also want the risk diversification offered by tax-exempt debt securities and the broad diversification of their equity risk across styles, capitalization ranges and geographic regions. In managing the Strategy, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of 50% equities and 50% tax-exempt debt securities with a goal of providing moderate upside potential without excessive volatility.

Within the Strategy’s equity component, the targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 70% of each equity style invested in

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	1

US companies and the remaining 30% in non-US companies. The Adviser will allow the relative weightings of the Strategy’s debt and equity components, the equity component’s growth and value and US and non-US companies weightings (and the equity subcomponents defined by capitalization ranges) to change in response to markets, but ordinarily only by +/-5% of the portfolio. However, under extraordinary circumstances, such as when conditions favoring one investment style are compelling, the range may expand to 10% of the portfolio.

The Strategy intends to meet the tax requirement for passing municipal bond interest through to Strategy shareholders as tax-exempt interest dividends (currently requires that at least 50% of the Strategy’s assets be invested in tax-exempt debt securities). In the event that the Code or the related rules, regulations and interpretations of the IRS should, in the future, change so as to permit the Strategy to pass through tax-exempt dividends when the Strategy invests less than 50% of its assets in tax-exempt debt securities, the targeted blend for the Strategy will become 60% equity securities and 40% debt securities.

The Strategy’s fixed-income securities will primarily be investment-grade debt securities, but may also include lower-rated securities (“junk bonds”). The Strategy will not invest more than 25% of its total assets in securities rated at the time of purchase below investment grade. The Strategy will at all times hold at least 40% but not more than 90% of its net assets in equity securities, including common stocks and securities convertible into common stocks, such as convertible bonds, convertible preferred stocks and warrants. The Strategy’s fixed-income asset investments will always comprise at least 10%, but never more than 60%, of its net assets. The Strategy may invest without limit in non-US securities, although it generally will not invest more than 25% of its total assets in such securities. The Strategy also may enter into forward commitments, make short sales of securities or maintain a short position, invest in rights and warrants, and invest up to 10% of its total assets in the securities of companies in emerging markets.

AllianceBernstein Tax-Managed Wealth Preservation Strategy Investment Objective and Policies

AllianceBernstein Tax-Managed Wealth Preservation Strategy’s investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal. The Strategy invests in a portfolio of equity and debt securities that is designed as a solution for investors who seek some opportunity for tax-efficient equity returns if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. The Strategy targets a weighting of 30% equity securities and 70% tax-exempt debt securities with a goal of providing reduced volatility and modest upside potential. Within the equity component, the Strategy’s targeted blend is an equal weighting of growth and value style stocks (50% each), with approximately 70% of each equity style invested in US companies and the remaining 30% in non-US companies. The Adviser will allow the relative

2	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

weightings of the Strategy’s debt and equity components, the equity component’s growth and value weightings and US and non-US companies to change in response to markets, but ordinarily only by +/-5% of the portfolio. However, under extraordinary circumstances, such as when conditions favoring one investment style are compelling, the range may expand to 10% of the portfolio.

All fixed-income securities held by the Strategy will be of investment grade at the time of purchase. In the event that the rating of any security held by the Strategy falls below investment grade, the Strategy will not be obligated to dispose of such security and may continue to hold the obligation if, in the opinion of the Adviser, such investment is appropriate under the circumstances. The Strategy may also enter into inflation (CPI) swap agreements with a notional amount equal to approximately 10% of the Strategy’s assets to protect against inflation risk. The Strategy may invest without limit in non-US securities, although it generally will not invest more than 25% of its total assets in such securities. The Strategy also may enter into forward commitments, make short sales of securities or maintain a short position, invest in rights or warrants, and invest up to 10% of its total assets in the securities of companies in emerging markets.

Investment Results

The tables on pages 7-9 show performance for each Strategy compared to their respective balanced benchmarks for the six- and 12-month periods ended February 28, 2009. Each Strategy’s balanced benchmark is as follows: AllianceBernstein TaxManaged Wealth Appreciation Strategy, 70% Standard & Poor’s (S&P) 500 Stock Index and 30% Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index; AllianceBernstein Tax-Managed Balanced Wealth Strategy, 50% S&P 500 Stock Index and 50% Barclays Capital 5-Year General Obligation Municipal Index; and AllianceBernstein Tax-Managed Wealth Preservation Strategy, 30% S&P 500 Stock Index and 70% Barclays Capital 5-Year General Obligation Municipal Index.

During a period of extreme risk aversion and a flight to safety, the Strategies sank further into negative territory for the six- and 12-month periods ended February 28, 2009. The Strategies’ Class A shares without sales charges underperformed their respective benchmarks for the 12-month period. For the six-month period, the Tax-Managed Balanced Wealth Strategy slightly outperformed its benchmark (both posted negative returns), while the Tax-Managed Wealth Appreciation and Tax-Managed Wealth Preservation Strategies underperformed.

The primary driver of absolute negative performance was the Strategies’ exposure to equities, particularly international markets, which were down substantially over both periods. Relative performance was hurt by stock selection in the equity components. While these are factors that challenged the Strategies in the six- and 12-month periods, the Multi- Asset Solutions Team (the “Team”) believes the Strategies contain appro-

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	3

priate allocations to both equity and fixed-income, tailored to investors’ various long-term risk and return objectives.

The underlying equity components were down for both six- and 12-month periods, with international stocks giving up their prior leadership and pulling performance down most significantly. US growth and value equities, although down on an absolute basis, contributed to relative performance for the six-month period ended February 28, 2009. For the 12-month period, US growth holdings outperformed their style benchmark, the Russell 1000 Growth Index, while US value holdings detracted. Growth outperformed value for both periods.

The diversified approach of the Strategies minimized the decline in overall fund performance. For example, as stocks faltered, high quality bonds mitigated the portfolios’ losses. During both periods, the Tax-Managed Balanced Wealth and the Tax-Managed Wealth Preservation Strategies benefited from the inclusion of municipal bonds, which despite detracting from relative performance posted positive absolute returns. The Strategies invest in municipal bonds because of their favorable tax treatment in taxable accounts. In July 2008, Tax-Managed Wealth Preservation Strategy began to enter into inflation swap agreements in an effort to protect against inflation risk: these positions detracted from the Strategy’s relative performance for the six-month period. Since the Strategies did not use financial leverage their perform-

ance was not affected by the risks that come with such investments.

Market Review and Investment Strategy

A global flight to quality left capital markets reeling in 2008 as investors sought safety from extreme market volatility by abandoning many investment types in favor of government bonds. This trend has reversed in the first two months of 2009, when non-government bonds outperformed government securities. Nonetheless, the extreme risk aversion, which characterized the six- and 12-month periods ended February 28, 2009, contributed to severe declines across many asset classes, regions and investment styles. The markets witnessed the collapse and/or government takeover of several of the world’s most powerful financial firms—all of which further undermined investor confidence. Meanwhile, the US led most of the developed world into recession, and emerging-market economies, which had powered global growth in recent years, slowed significantly.

The Strategies are positioned for substantial near-term risk and eventual recovery by combining stocks poised for stability during a difficult economic environment with stocks that are positioned to rebound during an economic recovery. With respect to the Strategies’ municipal bond holdings, the Team is maintaining high credit quality overall while selectively adding lower-rated securities, as the yield advantage of BBB-rated municipals relative to AAA-rated municipals is the highest in 25 years.

4	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Tax-Managed Balanced Wealth Strategy was formerly called Alliance Growth Investors Fund and Tax-Managed Wealth Preservation Strategy was formerly called Alliance Conservative Investors Fund. Until September 2, 2003, Alliance Growth Investors Fund and Alliance Conservative Investors Fund were managed using different investment strategies, most notably, the Funds were not tax-managed funds. As a result, the long-term returns shown are not reflective of returns that would have occurred using the Strategies’ new tax-managed strategies. In all likelihood, returns would have been lower than those shown if the Strategies had been using their tax-managed strategies. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Strategies will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategies carefully before investing. For a free copy of the Strategies’ prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein Investments at 800.227.4618. You should read the prospectus carefully before you invest.

All fees and expenses related to the operation of the Strategies have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategies’ quoted performance would be lower. SEC Returns, Returns After Taxes on Distributions and Returns After Taxes on Distributions and Sale of Fund Shares reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions. NAV and SEC returns do not account for taxes.

Benchmark Disclosure

The unmanaged Standard & Poor’s (S&P) 500 Stock Index, the unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and the unmanaged Barclays Capital 5-Year General Obligation Municipal Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Stock Index includes 500 US stocks and is a common measure of the performance of the overall US stock market. The MSCI EAFE Index is a market capitalization-weighted index that measures stock performance in 21 countries in Europe, Australasia and the Far East. The Barclays Capital 5-Year General Obligation Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market with maturities ranging from four to six years. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Strategies.

The MSCI EAFE Index values are calculated using net returns. Net returns approximate the minimum possible dividend reinvestment—the dividend is reinvested after deduction of withholding tax, applying the highest rate applicable to non-resident institutional individuals who do not benefit from double taxation treaties.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

A Word About Risk

The Strategies may employ strategies that take into account the tax impact of buy and sell decisions on the Strategies’ shareholders. While the Strategies seek to maximize after-tax returns, there can be no assurance that the strategies will be effective, and the use of these strategies may affect the gross returns of the Strategies. The Strategies may not be suitable for tax-advantaged accounts, such as qualified retirement plans. The Strategies allocate their investments among multiple asset classes which will include US and foreign securities. AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Wealth Preservation Strategy will include both equity and fixed-income securities. Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of your investment to decline. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. Investments in the Strategies are not guaranteed because of fluctuation in the net asset value of the underlying fixed-income related investments. High yield bonds (i.e., “junk bonds”) involve a greater risk of default and price volatility than other bonds. Investing in non-investment grade securities presents special risks, including credit risk. Within each of these, the Strategies will also allocate their investments in different types of securities, such as growth and value stocks. AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Wealth Preservation Strategy will also allocate their investments to tax-exempt debt securities. International investing involves risks not associated with US investments, including currency fluctuations and political and economic changes. Each of the Strategies can invest in small- to mid-capitalization companies. Investments in small- and mid-cap companies may be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in mid- or large-cap companies. A Strategy’s investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources. The Strategies may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of derivatives involves specific risks and is not suitable for all investors. The Strategies systematically rebalance their allocations in these asset classes to maintain their target weighting. There can be no assurance that rebalancing will achieve its intended result, and the costs of rebalancing may be significant over time. The risks associated with an investment in the Strategies are more fully discussed in the prospectus.

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6	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Historical Performance

TAX-MANAGED WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

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THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein Tax-Managed Wealth Appreciation Strategy
Class A	-43.80%	-47.71%

Class B†	-43.99%	-48.08%

Class C	-44.04%	-48.12%

Advisor Class*	-43.76%	-47.61%

70% S&P 500 Stock Index/30% MSCI EAFE Index (Net)	-42.61%	-45.42%

S&P 500 Stock Index	-41.82%	-43.32%

MSCI EAFE Index (Net)	-44.58%	-50.22%

† Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

*  Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Historical Performance and Benchmark disclosures on pages 5-6.

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ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	7

Historical Performance

TAX-MANAGED BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

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THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein Tax-Managed Balanced Wealth Strategy
Class A	-21.59%	-22.97%

Class B†	-21.89%	-23.53%

Class C	-21.84%	-23.47%

Advisor Class*	-21.45%	-22.72%

50% S&P 500 Stock Index/50% Barclays Capital** 5-Year General Obligation Municipal Index	-21.70%	-21.10%

S&P 500 Stock Index	-41.82%	-43.32%

Barclays Capital** 5-Year General Obligation Municipal Index	3.50%	7.62%

† Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

*  Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

**Formerly Lehman Brothers.

See Historical Performance and Benchmark disclosures on pages 5-6.

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8	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Historical Performance

TAX-MANAGED WEALTH PRESERVATION STRATEGY

HISTORICAL PERFORMANCE

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THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein Tax-Managed Wealth Preservation Strategy
Class A	-14.37%	-14.64%

Class B†	-14.72%	-15.27%

Class C	-14.71%	-15.33%

Advisor Class*	-14.22%	-14.37%

70% Barclays Capital** 5-Year General Obligation Municipal Index/30% S&P 500 Stock Index	-12.28%	-10.47%

S&P 500 Stock Index	-41.82%	-43.32%

Barclays Capital** 5-Year General Obligation Municipal Index	3.50%	7.62%

† Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

*  Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

**Formerly Lehman Brothers.

See Historical Performance and Benchmark disclosures on pages 5-6.

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ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	9

Historical Performance

TAX-MANAGED WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

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AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
	NAV Returns	SEC Returns

Class A Shares
1 Year	-47.71%	-49.93%
5 Years	-7.02%	-7.82%
Since Inception*	-4.61%	-5.36%

Class B Shares
1 Year	-48.08%	-50.15%
5 Years	-7.68%	-7.68%
Since Inception*	-5.28%	-5.28%

Class C Shares
1 Year	-48.12%	-48.64%
5 Years	-7.66%	-7.66%
Since Inception*	-5.28%	-5.28%

Advisor Class Shares†
1 Year	-47.61%	-47.61%
5 Years	-6.75%	-6.75%
Since Inception*	-4.34%	-4.34%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.10%, 1.82%, 1.81%, and 0.80% for Class A, Class B, Class C and Advisor Class, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception Dates: 9/2/03 for Class A, Class B, Class C and Advisor Class shares.

†	This share class is offered at net asset value (NAV) to eligible investors and its SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for this share class is listed above.

See Historical Performance disclosures on pages 5-6.

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10	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Historical Performance

TAX-MANAGED WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

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SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns

Class A Shares
1 Year	-45.20%
5 Years	-6.20%
Since Inception*	-3.88%

Class B Shares
1 Year	-45.46%
5 Years	-6.05%
Since Inception*	-3.81%

Class C Shares
1 Year	-43.80%
5 Years	-6.05%
Since Inception*	-3.81%

Advisor Class Shares†
1 Year	-42.66%
5 Years	-5.10%
Since Inception*	-2.85%

*	Inception Dates: 9/2/03 for Class A, Class B, Class C and Advisor Class shares.

†	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for this share class is listed above.

See Historical Performance disclosures on pages 5-6.

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ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	11

Historical Performance

TAX-MANAGED WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

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RETURNS AFTER TAXES ON DISTRIBUTIONS AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
Returns

Class A Shares
1 Year	-45.31%
5 Years	-6.39%
Since Inception*	-4.06%

Class B Shares
1 Year	-45.48%
5 Years	-6.17%
Since Inception*	-3.92%

Class C Shares
1 Year	-43.82%
5 Years	-6.17%
Since Inception*	-3.92%

Advisor Class Shares†
1 Year	-42.82%
5 Years	-5.33%
Since Inception*	-3.06%

RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)

Class A Shares
1 Year	-29.21%
5 Years	-5.04%
Since Inception*	-3.15%

Class B Shares
1 Year	-29.53%
5 Years	-4.95%
Since Inception*	-3.11%

Class C Shares
1 Year	-28.45%
5 Years	-4.95%
Since Inception*	-3.11%

Advisor Class Shares†
1 Year	-27.49%
5 Years	-4.13%
Since Inception*	-2.27%

*	Inception Dates: 9/2/03 for Class A, Class B, Class C and Advisor Class shares.

†	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for this share class is listed above.

See Historical Performance disclosures on pages 5-6.

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12	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Historical Performance

TAX-MANAGED BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

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AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
	NAV Returns	SEC Returns

Class A Shares
1 Year	-22.97%	-26.27%
5 Years	-1.60%	-2.44%
10 Years	-1.00%	-1.43%

Class B Shares
1 Year	-23.53%	-26.55%
5 Years	-2.30%	-2.30%
10 Years(a)	-1.59%	-1.59%

Class C Shares
1 Year	-23.47%	-24.22%
5 Years	-2.28%	-2.28%
10 Years	-1.71%	-1.71%

Advisor Class Shares†
1 Year	-22.72%	-22.72%
5 Year	-1.29%	-1.29%
Since Inception*	0.15%	0.15%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.08%, 1.81%, 1.79%, and 0.78% for Class A, Class B, Class C and Advisor Class, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Inception Date: 9/2/03 for Advisor Class shares.

†	This share class is offered at net asset value (NAV) to eligible investors and its SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for this share class is listed above.

See Historical Performance disclosures on pages 5-6.

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ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	13

Historical Performance

TAX-MANAGED BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns

Class A Shares
1 Year	-23.80%
5 Years	-1.56%
10 Years	-1.32%

Class B Shares
1 Year	-24.01%
5 Years	-1.40%
10 Years(a)	-1.48%

Class C Shares
1 Year	-21.71%
5 Years	-1.40%
10 Years	-1.60%

Advisor Class Shares†
1 Year	-20.15%
5 Years	-0.41%
Since Inception*	0.84%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Inception Date: 9/2/03 for Advisor Class shares.

†	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for this share class is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

14	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Historical Performance

TAX-MANAGED BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

RETURNS AFTER TAXES ON DISTRIBUTIONS AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
Returns

Class A Shares
1 Year	-24.06%
5 Years	-1.70%
10 Years	-2.14%

Class B Shares
1 Year	-24.21%
5 Years	-1.49%
10 Years(a)	-2.17%

Class C Shares
1 Year	-21.91%
5 Years	-1.49%
10 Years	-2.28%

Advisor Class Shares†
1 Year	-20.46%
5 Years	-0.57%
Since Inception*	0.69%

RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)

Class A Shares
1 Year	-15.06%
5 Years	-1.16%
10 Years	-1.28%

Class B Shares
1 Year	-15.34%
5 Years	-1.10%
10 Years(a)	-1.35%

Class C Shares
1 Year	-13.84%
5 Years	-1.10%
10 Years	-1.46%

Advisor Class Shares†
1 Year	-12.60%
5 Years	-0.16%
Since Inception*	0.90%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Inception Date: 9/2/03 for Advisor Class shares.

†	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for this share class is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	15

Historical Performance

TAX-MANAGED WEALTH PRESERVATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
	NAV Returns	SEC Returns

Class A Shares
1 Year	-14.64%	-18.29%
5 Years	-0.38%	-1.25%
10 Years	1.39%	0.95%

Class B Shares
1 Year	-15.27%	-18.61%
5 Years	-1.10%	-1.10%
10 Years(a)	0.82%	0.82%

Class C Shares
1 Year	-15.33%	-16.17%
5 Years	-1.12%	-1.12%
10 Years	0.67%	0.67%

Advisor Class Shares†
1 Year	-14.37%	-14.37%
5 Year	-0.11%	-0.11%
Since Inception*	0.84%	0.84%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.24%, 1.97%, 1.95% and 0.95% for Class A, Class B and Class C and Advisor Class, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios to 1.20%, 1.90%, 1.90% and 0.90% for Class A, Class B, Class C and Advisor Class, respectively. These waivers/reimbursements extend through the Fund’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Inception Date: 9/2/03 for Advisor Class shares.

†	This share class is offered at net asset value (NAV) to eligible investors and its SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for this share class is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

16	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Historical Performance

TAX-MANAGED WEALTH PRESERVATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns

Class A Shares
1 Year	-16.70%
5 Years	-0.67%
10 Years	1.09%

Class B Shares
1 Year	-16.97%
5 Years	-0.51%
10 Years(a)	0.96%

Class C Shares
1 Year	-14.49%
5 Years	-0.51%
10 Years	0.81%

Advisor Class Shares†
1 Year	-12.68%
5 Years	0.50%
Since Inception*	1.31%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Inception Date: 9/2/03 for Advisor Class shares.

†	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for this share class is listed above.

See Historical Performance disclosures on pages 5-6.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	17

Historical Performance

TAX-MANAGED WEALTH PRESERVATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

RETURNS AFTER TAXES ON DISTRIBUTIONS AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
Returns

Class A Shares
1 Year	-17.03%
5 Years	-0.93%
10 Years	0.21%

Class B Shares
1 Year	-17.23%
5 Years	-0.73%
10 Years(a)	0.22%

Class C Shares
1 Year	-14.75%
5 Years	-0.73%
10 Years	0.09%

Advisor Class Shares†
1 Year	-13.06%
5 Years	0.22%
Since Inception*	1.05%

RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)

Class A Shares
1 Year	-10.36%
5 Years	-0.38%
10 Years	0.61%

Class B Shares
1 Year	-10.70%
5 Years	-0.32%
10 Years(a)	0.56%

Class C Shares
1 Year	-9.09%
5 Years	-0.32%
10 Years	0.42%

Advisor Class Shares†
1 Year	-7.66%
5 Years	0.65%
Since Inception*	1.32%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Inception Date: 9/2/03 for Advisor Class shares.

†	Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for this share class is listed above.

See Historical Performance disclosures on pages 5-6.

18	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Historical Performance

FUND EXPENSES

As a shareholder of the Strategy, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Strategy expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Strategy and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Strategy’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Strategy’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Strategy and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	19

Fund Expenses

FUND EXPENSES

(continued from previous page)

Tax-Managed Wealth Appreciation Strategy

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*
Class A
Actual	$1,000	$562.02	$4.38
Hypothetical (5% return before expenses)	$1,000	$1,019.19	$5.66
Class B
Actual	$1,000	$560.08	$7.23
Hypothetical (5% return before expenses)	$1,000	$1,015.52	$9.35
Class C
Actual	$1,000	$559.64	$7.12
Hypothetical (5% return before expenses)	$1,000	$1,015.67	$9.20
Advisor Class
Actual	$1,000	$562.35	$3.25
Hypothetical (5% return before expenses)	$1,000	$1,020.63	$4.21

Tax-Managed Balanced Wealth Strategy

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*
Class A
Actual	$1,000	$784.09	$5.00
Hypothetical (5% return before expenses)	$1,000	$1,019.19	$5.66
Class B
Actual	$1,000	$781.09	$8.21
Hypothetical (5% return before expenses)	$1,000	$1,015.57	$9.30
Class C
Actual	$1,000	$781.64	$8.13
Hypothetical (5% return before expenses)	$1,000	$1,015.67	$9.20
Advisor Class
Actual	$1,000	$785.51	$3.67
Hypothetical (5% return before expenses)	$1,000	$1,020.68	$4.16

20	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Fund Expenses

FUND EXPENSES

(continued from previous page)

Tax-Managed Wealth Preservation Strategy

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*
Class A
Actual	$1,000	$856.26	$5.52
Hypothetical (5% return before expenses)	$1,000	$1,018.84	$6.01
Class B
Actual	$1,000	$852.80	$8.73
Hypothetical (5% return before expenses)	$1,000	$1,015.37	$9.49
Class C
Actual	$1,000	$852.92	$8.73
Hypothetical (5% return before expenses)	$1,000	$1,015.37	$9.49
Advisor Class
Actual	$1,000	$857.78	$4.15
Hypothetical (5% return before expenses)	$1,000	$1,020.33	$4.51

*	Expenses are equal to each Class’ annualized expense ratio, shown in the table below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Annualized Expense Ratio
	Tax-Managed Wealth Appreciation Strategy	Tax-Managed Balanced Wealth Strategy	Tax-Managed Wealth Preservation Strategy
Class A	1.13%	1.13%	1.20%
Class B	1.87%	1.86%	1.90%
Class C	1.84%	1.84%	1.90%
Advisor Class	0.84%	0.83%	0.90%

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	21

Fund Expenses

TAX-MANAGED WEALTH APPRECIATION STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $394.6

*	All data are as of February 28, 2009. The Strategy’s security type and sector breakdowns are expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS), which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Strategy’s prospectus.

22	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Portfolio Summary

TAX-MANAGED BALANCED WEALTH STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $243.9

*	All data are as of February 28, 2009. The Strategy’s security type and sector breakdowns are expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Strategy’s prospectus.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	23

Portfolio Summary

TAX-MANAGED BALANCED WEALTH STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

*	All data are as of February 28, 2009.

†	The Strategy’s bond quality rating breakdown is expressed as a percentage of total municipal bond investments rated in particular rating categories by Standard & Poor’s Rating Services and Moody’s Investors Service. The distributions may vary over time. If rating are not available, the Strategy’s Adviser will assign ratings that are considered to be of equivalent quality to such ratings. Pre-refunded bonds, which are escrowed by US Government Securities, have been rated AAA by the Adviser.

24	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Portfolio Summary

TAX-MANAGED WEALTH PRESERVATION STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $120.2

*	All data are as of February 28, 2009. The Strategy’s security type and sector breakdown are expressed as a percentage of total investments and may vary over time. Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Strategy’s prospectus.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	25

Portfolio Summary

TAX-MANAGED WEALTH PRESERVATION STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

*	All data are as of February 28, 2009.

†	The Strategy’s bond quality rating breakdown is expressed as a percentage of total municipal bond investments rated in particular rating categories by Standard & Poor’s Rating Services and Moody’s Investors Service. The distributions may vary over time. If ratings are not available, the Strategy’s Adviser will assign ratings that are considered to be of equivalent quality to such ratings. Pre-refunded bonds, which are escrowed by US Government Securities, have been rated AAA by the Adviser.

26	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Portfolio Summary

TAX-MANAGED WEALTH APPRECIATION

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.5%
Health Care – 19.1%
Biotechnology – 5.9%
Actelion Ltd.(a)	4,830	$228,418
Amgen, Inc.(a)	62,800	3,072,804
Celgene Corp.(a)	87,375	3,908,284
CSL Ltd./Australia(b)	19,190	443,795
Genentech, Inc.(a)	93,275	7,979,676
Gilead Sciences, Inc.(a)	172,575	7,731,360

		23,364,337

Health Care Equipment & Supplies – 1.5%
Alcon, Inc.	16,825	1,385,707
Baxter International, Inc.	49,925	2,541,682
Becton Dickinson & Co.	29,300	1,813,377
Boston Scientific Corp.(a)	24,100	169,182

		5,909,948

Health Care Providers & Services – 1.1%
Cardinal Health, Inc.	31,000	1,005,950
Celesio AG(b)	6,000	123,741
Fresenius Medical Care AG	5,600	228,325
Medco Health Solutions, Inc.(a)	72,275	2,932,920

		4,290,936

Pharmaceuticals – 10.6%
Abbott Laboratories	60,500	2,864,070
AstraZeneca PLC(b)	26,700	846,703
Bayer AG(b)	54,243	2,597,739
Bristol-Myers Squibb Co.	79,900	1,470,959
Eli Lilly & Co.	54,900	1,612,962
GlaxoSmithKline PLC(b)	115,229	1,747,661
Johnson & Johnson	92,000	4,600,000
Merck & Co., Inc.	142,900	3,458,180
Novartis AG(b)	51,113	1,864,772
Novo Nordisk A/S – Class B	26,318	1,281,514
Pfizer, Inc.	432,500	5,324,075
Roche Holding AG(b)	5,060	574,399
Sanofi-Aventis SA(b)	51,038	2,623,202
Schering-Plough Corp.	25,600	445,184
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	175,850	7,839,393
Wyeth	61,900	2,526,758

		41,677,571

		75,242,792

Financials – 13.4%
Capital Markets – 4.1%
Ameriprise Financial, Inc.	13,800	219,972
The Blackstone Group LP	55,300	269,311

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	27

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

The Charles Schwab Corp.	88,325	$1,122,611
Credit Suisse Group AG(b)	69,619	1,694,242
Deutsche Bank AG(b)	39,700	1,023,387
Franklin Resources, Inc.	28,900	1,323,620
The Goldman Sachs Group, Inc.	59,850	5,451,138
Julius Baer Holding AG(b)	30,394	700,576
Man Group PLC(b)	317,192	771,509
Morgan Stanley	140,900	2,753,186
UBS AG (Swiss Virt-X)(a)(b)	75,945	711,147

		16,040,699

Commercial Banks – 2.9%
ABSA Group Ltd.	17,400	152,356
Australia & New Zealand Banking Group Ltd.(b)	60,200	504,237
Banco do Brasil SA	85,300	494,022
Banco Santander Central Hispano SA(b)	110,914	677,562
Bank Leumi Le-Israel	90,400	154,854
Barclays PLC(b)	340,100	446,169
BNP Paribas SA(b)	27,600	893,832
Credit Agricole SA(b)	87,306	845,472
Fifth Third Bancorp	130,600	275,566
Hana Financial Group, Inc.	21,000	248,518
HSBC Holdings PLC(b)	120,300	836,701
Industrial & Commercial Bank of China Ltd. – Class H	1,169,000	470,822
Industrial Bank of Korea(a)	24,800	94,229
Intesa Sanpaolo SpA(b)	287,500	699,753
KB Financial Group, Inc.(a)	16,100	308,676
Lloyds Banking Group PLC(b)	500,733	411,049
National Australia Bank Ltd.(b)	50,000	561,628
Nordea Bank AB(b)	81,600	406,847
Societe Generale – Class A(b)	21,306	660,436
Standard Bank Group Ltd.	49,400	316,077
Standard Chartered PLC(b)	48,258	454,797
Sumitomo Mitsui Financial Group, Inc.(b)	21,200	672,067
SunTrust Banks, Inc.	14,000	168,420
U.S. Bancorp	56,300	805,653

		11,559,743

Consumer Finance – 0.2%
Capital One Financial Corp.	61,300	738,665

Diversified Financial Services – 2.3%
Bank of America Corp.	221,600	875,320
CME Group, Inc. – Class A	13,510	2,464,224
ING Group(b)	66,853	302,194
JP Morgan Chase & Co.	228,825	5,228,651

		8,870,389

28	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

Insurance – 3.8%
ACE Ltd.	24,200	$883,542
Allianz SE(b)	13,900	928,397
Allstate Corp.	99,500	1,674,585
Aviva PLC(b)	152,668	627,235
Fairfax Financial Holdings Ltd.(b)	900	218,499
Genworth Financial, Inc. – Class A	72,000	87,120
Hartford Financial Services Group, Inc.	104,700	638,670
Industrial Alliance Insurance and Financial Services, Inc.(b)	5,800	76,911
Lincoln National Corp.	37,100	318,689
MetLife, Inc.	132,800	2,451,488
Muenchener Rueckversicherungs AG(b)	15,874	1,930,579
Prudential Financial, Inc.	14,100	231,381
QBE Insurance Group Ltd.(b)	90,563	1,087,718
Torchmark Corp.	12,500	257,500
The Travelers Co., Inc.	73,300	2,649,795
Unum Group	53,200	541,576
XL Capital Ltd. – Class A	65,200	215,812
Zurich Financial Services AG(b)	1,640	232,252

		15,051,749

Real Estate Management & Development – 0.1%
China Overseas Land & Investment Ltd.	188,000	245,540
New World Development Co., Ltd.	360,000	321,315

		566,855

		52,828,100

Energy – 13.2%
Energy Equipment & Services – 1.5%
Cameron International Corp.(a)	35,150	677,692
Helmerich & Payne, Inc.	10,800	255,528
Schlumberger Ltd.	134,475	5,118,118

		6,051,338

Oil, Gas & Consumable Fuels – 11.7%
Apache Corp.	38,600	2,280,874
BG Group PLC(b)	131,158	1,874,824
BP PLC(b)	203,200	1,294,546
Chevron Corp.	121,700	7,388,407
China Petroleum & Chemical Corp. – Class H	1,187,000	607,266
ConocoPhillips	77,900	2,909,565
Devon Energy Corp.	39,900	1,742,433
ENI SpA(b)	53,700	1,071,831
EOG Resources, Inc.	66,525	3,328,911
Exxon Mobil Corp.	164,200	11,149,180
LUKOIL (London) (Sponsored) (ADR)	21,400	677,481
LUKOIL (Sponsored) (ADR)	6,330	202,813

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	29

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

Nexen, Inc.(b)	21,552	$294,430
Occidental Petroleum Corp.	11,400	591,318
Petro-Canada(b)	40,700	898,331
Petroleo Brasileiro SA (ADR)	42,998	1,192,335
PTT PCL	47,500	204,838
Royal Dutch Shell PLC (Euronext Amsterdam) – Class A(b)	85,466	1,868,429
Royal Dutch Shell PLC (London Virt-X) – Class A	69,510	1,526,047
StatoilHydro ASA(b)	119,794	1,988,898
Sunoco, Inc.	9,000	301,050
Tatneft (Sponsored) (GDR)	5,200	185,120
Total SA(b)	50,089	2,353,258

		45,932,185

		51,983,523

Consumer Staples – 13.0%
Beverages – 2.5%
The Coca-Cola Co.	51,500	2,103,775
Coca-Cola Enterprises, Inc.	106,900	1,227,212
Constellation Brands, Inc. – Class A(a)	14,000	182,700
Molson Coors Brewing Co. – Class B	28,750	1,012,863
Pepsi Bottling Group, Inc.	52,700	974,950
PepsiCo, Inc.	79,750	3,839,165
Pernod-Ricard SA(b)	7,331	399,179

		9,739,844

Food & Staples Retailing – 3.2%
Aeon Co. Ltd.(b)	59,300	350,258
Costco Wholesale Corp.	71,500	3,027,310
Delhaize Group(b)	6,200	357,972
Koninklijke Ahold NV(b)	54,760	607,625
The Kroger Co.	33,100	684,177
Safeway, Inc.	68,700	1,270,950
Supervalu, Inc.	31,400	490,154
Tesco PLC(b)	355,473	1,685,797
Wal-Mart Stores, Inc.	84,750	4,173,090

		12,647,333

Food Products – 2.8%
Archer-Daniels-Midland Co.	93,200	2,484,712
Associated British Foods PLC(b)	78,700	729,479
Bunge Ltd.	37,800	1,772,064
ConAgra Foods, Inc.	12,300	185,484
Del Monte Foods Co.	44,700	319,605
General Mills, Inc.	27,075	1,420,896
The JM Smucker Co.	13,700	508,544
Nestle SA(b)	62,935	2,057,374
Suedzucker AG(b)	10,600	182,406

30	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

Tyson Foods, Inc. – Class A	37,700	$317,811
Unilever PLC(b)	60,736	1,173,279

		11,151,654

Household Products – 3.0%
Colgate-Palmolive Co.	52,800	3,177,504
Kimberly-Clark Corp.	8,700	409,857
Procter & Gamble Co.	126,525	6,094,709
Reckitt Benckiser PLC(b)	53,464	2,045,830

		11,727,900

Tobacco – 1.5%
Altria Group, Inc.	82,400	1,272,256
British American Tobacco PLC(b)	78,617	2,009,483
Lorillard, Inc.	2,900	169,476
Philip Morris International, Inc.	64,175	2,147,938
Reynolds American, Inc.	15,500	520,490

		6,119,643

		51,386,374

Information Technology – 12.6%
Communications Equipment – 3.4%
Cisco Systems, Inc.(a)	317,950	4,632,531
Corning, Inc.	93,200	983,260
Motorola, Inc.	420,700	1,480,864
Nokia OYJ(b)	81,000	759,000
QUALCOMM, Inc.	144,225	4,821,442
Telefonaktiebolaget LM Ericsson – Class B(b)	107,000	866,665

		13,543,762

Computers & Peripherals – 4.4%
Apple, Inc.(a)	74,150	6,622,336
Compal Electronics, Inc. (GDR)(c)	104,662	302,619
Fujitsu Ltd.(b)	196,000	663,848
Hewlett-Packard Co.	260,600	7,565,218
Lexmark International, Inc. – Class A(a)	20,100	344,514
Toshiba Corp.(b)	211,000	511,222
Western Digital Corp.(a)	113,300	1,547,678

		17,557,435

Electronic Equipment, Instruments & Components – 0.3%
AU Optronics Corp.	422,000	307,404
Hitachi High-Technologies Corp.(b)	9,600	117,805
Hitachi Ltd.(b)	182,000	453,201
Sanmina-SCI Corp.(a)	4,000	1,000
Tyco Electronics Ltd.	44,600	422,808
Vishay Intertechnology, Inc.(a)	3,500	8,925

		1,311,143

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	31

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

Internet Software & Services – 2.5%
Google, Inc. – Class A(a)	28,220	$9,538,078
Tencent Holdings Ltd.	57,200	326,780

		9,864,858

Office Electronics – 0.1%
Canon, Inc.(b)	10,100	254,894

Semiconductors & Semiconductor Equipment – 0.9%
Analog Devices, Inc.	24,600	458,544
Intel Corp.	89,875	1,145,008
Nvidia Corp.(a)	87,100	721,188
Samsung Electronics Co. Ltd.	3,000	922,704
Siliconware Precision Industries Co.	901	761
United Microelectronics Corp.	1,304,379	287,606

		3,535,811

Software – 1.0%
Microsoft Corp.	103,050	1,664,258
Nintendo Co. Ltd.(b)	2,300	656,648
SAP AG(b)	9,374	299,902
Symantec Corp.(a)	85,600	1,183,848

		3,804,656

		49,872,559

Consumer Discretionary – 9.6%
Auto Components – 0.2%
Autoliv, Inc.	24,500	364,560
Denso Corp.	16,600	315,175
Lear Corp.(a)	14,300	8,580
TRW Automotive Holdings Corp.(a)	9,500	23,845

		712,160

Automobiles – 0.7%
Honda Motor Co. Ltd.(b)	52,300	1,250,639
Isuzu Motors Ltd.(b)	177,000	171,744
Nissan Motor Co. Ltd.(b)	216,800	661,834
Renault SA(b)	31,900	458,060
Toyota Motor Corp.(b)	10,000	320,296

		2,862,573

Distributors – 0.0%
Li & Fung Ltd.	64,000	138,687

Hotels, Restaurants & Leisure – 1.4%
Carnival PLC	20,690	419,288
Compass Group PLC(b)	93,329	410,041
McDonald’s Corp.	83,450	4,360,263

32	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

TUI Travel PLC(b)	77,800	$245,009
Wyndham Worldwide Corp.	54,000	199,260

		5,633,861

Household Durables – 0.3%
Sharp Corp.(b)	88,000	679,401
Sony Corp.(b)	37,100	621,259

		1,300,660

Leisure Equipment & Products – 0.0%
Namco Bandai Holdings, Inc.(b)	20,000	182,854

Media – 3.4%
British Sky Broadcasting Group PLC(b)	52,418	349,415
CBS Corp. – Class B	184,500	787,815
Comcast Corp. – Class A	88,700	1,158,422
Gannett Co., Inc.	79,600	257,904
Lagardere SCA(b)	12,500	404,582
News Corp. – Class A	324,100	1,801,996
Pearson PLC	9,211	86,432
SES SA (FDR)(b)	42,074	770,630
Time Warner Cable, Inc. – Class A(a)	24,400	444,812
Time Warner, Inc.	482,500	3,681,475
Viacom, Inc. – Class B(a)	24,800	381,672
The Walt Disney Co.	188,750	3,165,337

		13,290,492

Multiline Retail – 1.3%
JC Penney Co., Inc.	82,000	1,257,060
Kohl’s Corp.(a)	77,025	2,706,658
Macy’s, Inc.	92,000	724,040
Next PLC(b)	20,100	333,317

		5,021,075

Specialty Retail – 2.0%
AutoNation, Inc.(a)	43,700	436,126
Foot Locker, Inc.	34,000	282,540
The Gap, Inc.	48,500	523,315
Hennes & Mauritz AB – Class B(b)	14,500	537,865
Home Depot, Inc.	114,500	2,391,905
Kingfisher PLC(b)	223,311	400,191
Limited Brands, Inc.	101,800	782,842
Lowe’s Cos, Inc.	75,300	1,192,752
TJX Cos, Inc.	51,600	1,149,132

		7,696,668

Textiles, Apparel & Luxury Goods – 0.3%
Jones Apparel Group, Inc.	47,700	128,313
Nike, Inc. – Class B	17,100	710,163
Yue Yuen Industrial Holdings Ltd.	92,500	171,576

		1,010,052

		37,849,082

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	33

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

Telecommunication Services – 5.6%
Diversified Telecommunication Services – 4.1%
AT&T, Inc.	246,100	$5,849,797
BCE, Inc.(b)	35,400	690,915
Deutsche Telekom AG – Class W(b)	127,704	1,535,476
France Telecom SA(b)	38,900	869,326
Nippon Telegraph & Telephone Corp.(b)	19,800	846,637
Tele2 AB – Class B(b)	6,200	45,807
Telecom Corp. of New Zealand Ltd.(b)	134,900	158,062
Telecom Italia SpA (ordinary shares)(b)	662,600	805,390
Telecom Italia SpA (savings shares)(b)	228,800	217,602
Telefonica SA(b)	146,498	2,696,164
TELUS Corp. – Class A(b)	12,900	322,652
Verizon Communications, Inc.	77,900	2,222,487

		16,260,315

Wireless Telecommunication Services – 1.5%
China Mobile Ltd.	37,500	325,804
KDDI Corp.(b)	97	508,152
NTT Docomo, Inc.(b)	232	361,414
Sprint Nextel Corp.(a)	437,300	1,438,717
Vodafone Group PLC(b)	1,796,963	3,183,993

		5,818,080

		22,078,395

Industrials – 4.8%
Aerospace & Defense – 1.2%
BAE Systems PLC(b)	257,516	1,359,548
Bombardier, Inc. – Class B(b)	85,000	197,768
European Aeronautic Defence & Space Co., NV(b)	37,880	549,973
Honeywell International, Inc.	25,425	682,153
Lockheed Martin Corp.	26,250	1,656,637

		4,446,079

Airlines – 0.1%
Deutsche Lufthansa AG(b)	24,600	267,361
Qantas Airways Ltd.(b)	169,706	167,621

		434,982

Construction & Engineering – 0.3%
China Railway Construction Corp. Ltd. – Class H(a)	229,400	276,985
Fluor Corp.	11,800	392,350
Jacobs Engineering Group, Inc.(a)	17,625	594,668

		1,264,003

34	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

Electrical Equipment – 0.8%
Emerson Electric Co.	91,900	$2,458,325
Furukawa Electric Co. Ltd.(b)	50,000	129,630
Schneider Electric SA(b)	8,400	501,436

		3,089,391

Industrial Conglomerates – 0.7%
Bidvest Group Ltd.	16,500	135,035
General Electric Co.	239,900	2,041,549
Koninklijke Philips Electronics NV(b)	43,050	688,337

		2,864,921

Machinery – 0.9%
Atlas Copco AB – Class A(b)	76,382	526,945
Crane Co.	20,300	306,124
Cummins, Inc.	2,500	52,000
Danaher Corp.	13,775	699,219
Dover Corp.	13,600	339,184
NGK Insulators Ltd.(b)	27,000	355,132
Terex Corp.(a)	50,100	446,892
Vallourec(b)	4,200	326,904
Volvo AB – Class B(b)	96,050	401,677

		3,454,077

Road & Rail – 0.1%
East Japan Railway Co.(b)	7,300	437,180

Trading Companies & Distributors – 0.7%
Mitsubishi Corp.(b)	93,500	1,163,278
Mitsui & Co. Ltd.(b)	174,000	1,602,795

		2,766,073

		18,756,706

Materials – 4.1%
Chemicals – 2.5%
Air Products & Chemicals, Inc.	6,625	306,406
BASF SE(b)	27,700	763,521
Eastman Chemical Co.	41,300	848,302
JSR Corp.	19,800	232,399
LG Chem Ltd.	3,770	204,554
Methanex Corp.(b)	10,200	74,965
Mitsubishi Chemical Holdings Corp.(b)	134,000	455,149
Monsanto Co.	72,775	5,550,549
Syngenta AG(b)	6,001	1,282,879

		9,718,724

Construction Materials – 0.2%
CRH PLC (Dublin)	30,006	616,243
CRH PLC (London)(b)	6,700	136,470

		752,713

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	35

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

Containers & Packaging – 0.1%
Amcor Ltd.(b)	72,971	$202,395
Sonoco Products Co.	19,400	373,838

		576,233

Metals & Mining – 1.3%
ArcelorMittal (Euronext Amsterdam)(b)	45,787	877,589
Barrick Gold Corp.(b)	19,758	597,151
BHP Billiton Ltd.(b)	33,500	603,220
BHP Billiton PLC(b)	58,016	904,173
Cia Vale do Rio Doce – Class B (ADR)	69,900	901,011
Gerdau SA (Sponsored) (ADR)	26,200	137,026
JFE Holdings, Inc.(b)	23,800	514,982
MMC Norilsk Nickel (ADR)	48,019	225,689
Sumitomo Metal Mining Co. Ltd.(b)	29,000	289,473
Usinas Siderurgicas de Minas Gerais SA (preference shares) – Class A	17,900	194,090

		5,244,404

		16,292,074

Utilities – 3.1%
Electric Utilities – 1.0%
American Electric Power Co., Inc.	27,800	779,790
CLP Holdings Ltd.	10,500	77,621
Duke Energy Corp.	54,900	739,503
E.ON AG(b)	70,391	1,799,521
Pinnacle West Capital Corp.	19,200	504,192

		3,900,627

Gas Utilities – 0.0%
Atmos Energy Corp.	6,700	146,261

Independent Power Producers & Energy Traders – 0.1%
Reliant Energy, Inc.(a)	116,400	402,744

Multi-Utilities – 2.0%
A2A SpA(b)	302,000	433,967
Alliant Energy Corp.	8,300	191,979
Ameren Corp.	13,200	313,896
Centrica PLC(b)	424,605	1,632,887
CMS Energy Corp.	12,900	142,674
Consolidated Edison, Inc.	14,300	517,803
GDF Suez(b)	34,181	1,079,430
National Grid PLC(b)	133,463	1,188,032
NiSource, Inc.	21,100	184,625
RWE AG(b)	6,970	437,798

36	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Appreciation—Portfolio of Investments

Company	Shares	U.S. $ Value

Wisconsin Energy Corp.	21,500	$856,130
Xcel Energy, Inc.	48,200	855,068

		7,834,289

		12,283,921

Total Common Stocks (cost $517,285,823)		388,573,526

RIGHTS – 0.0%
Financials – 0.0%
Commercial Banks – 0.0%
Shinhan Financial Group Co. Ltd.(a)	3,165	6,604

Diversified Financial Services – 0.0%
Fortis(a)(b)	35,930	0

Total Rights (cost $0)		6,604

SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(d) (cost $2,787)	2,787	2,787

Total Investments—98.5% (cost $517,288,610)		388,582,917
Other assets less liabilities – 1.5%		6,018,067

Net Assets – 100.0%		$394,600,984

FINANCIAL FUTURES CONTRACTS (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	11	March 2009	$304,174	$275,419	$(28,755)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 3/16/09	1,415	$999,556	$903,966	$(95,590)
Australian Dollar settling 3/16/09	578	380,902	369,253	(11,649)
British Pound settling 3/16/09	2,868	3,963,719	4,105,625	141,906
British Pound settling 3/16/09	1,248	1,739,862	1,786,548	46,686

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	37

Tax-Managed Wealth Appreciation—Portfolio of Investments

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
British Pound settling 3/16/09	2,374	$3,369,940	$3,398,450	$28,510
British Pound settling 3/16/09	549	784,702	785,909	1,207
British Pound settling 3/16/09	1,869	2,672,969	2,675,528	2,559
British Pound settling 3/16/09	2,887	4,159,070	4,132,824	(26,246)
Canadian Dollar settling 3/16/09	388	313,637	304,975	(8,662)
Canadian Dollar settling 3/16/09	349	281,513	274,320	(7,193)
Canadian Dollar settling 3/16/09	336	266,407	264,102	(2,305)
Euro settling 3/16/09	620	889,514	785,937	(103,577)
Euro settling 3/16/09	1,651	2,298,605	2,092,875	(205,730)
Euro settling 3/16/09	931	1,299,211	1,180,174	(119,037)
Euro settling 3/16/09	946	1,316,056	1,199,188	(116,868)
Euro settling 3/16/09	5,341	7,430,292	6,770,470	(659,822)
Euro settling 3/16/09	791	1,075,364	1,002,704	(72,660)
Euro settling 3/16/09	1,020	1,390,311	1,292,994	(97,317)
Euro settling 3/16/09	6,610	9,057,683	8,379,107	(678,576)
Euro settling 3/16/09	288	364,271	365,081	810
Japanese Yen settling 3/16/09	38,761	390,519	397,252	6,733
Japanese Yen settling 3/16/09	23,588	249,741	241,748	(7,993)
Japanese Yen settling 3/16/09	115,302	1,219,120	1,181,703	(37,417)
Japanese Yen settling 3/16/09	122,745	1,330,858	1,257,985	(72,873)
Japanese Yen settling 3/16/09	38,907	420,026	398,749	(21,277)
Japanese Yen settling 3/16/09	75,933	843,747	778,219	(65,528)
Japanese Yen settling 3/16/09	224,242	2,473,985	2,298,204	(175,781)
Japanese Yen settling 3/16/09	131,427	1,447,259	1,346,964	(100,295)
Japanese Yen settling 3/16/09	115,632	1,246,571	1,185,085	(61,486)
Japanese Yen settling 3/16/09	105,777	1,140,330	1,084,084	(56,246)
Japanese Yen settling 3/16/09	1,050,802	11,535,739	10,769,423	(766,316)
Japanese Yen settling 3/16/09	73,475	826,630	753,028	(73,602)
Japanese Yen settling 3/16/09	154,765	1,741,280	1,586,150	(155,130)
Japanese Yen settling 3/16/09	29,967	333,797	307,124	(26,673)
Japanese Yen settling 6/15/09	21,416	227,696	219,963	(7,733)
New Zealand Dollar settling 3/16/09	1,742	1,027,693	871,669	(156,024)
New Zealand Dollar settling 3/16/09	717	384,706	358,775	(25,931)
Norwegian Krone settling 3/16/09	11,760	1,610,429	1,672,321	61,892
Norwegian Krone settling 3/16/09	5,008	719,406	712,159	(7,247)
Norwegian Krone settling 3/16/09	5,671	808,295	806,440	(1,855)
Norwegian Krone settling 3/16/09	14,241	2,035,446	2,025,129	(10,317)
Norwegian Krone settling 6/15/09	2,430	352,475	344,620	(7,855)
Norwegian Krone settling 6/15/09	19,882	2,882,736	2,819,644	(63,092)
Swedish Krona settling 3/16/09	5,692	704,804	631,907	(72,897)
Swedish Krona settling 3/16/09	2,096	250,815	232,691	(18,124)
Swedish Krona settling 3/16/09	12,290	1,493,108	1,364,395	(128,713)
Swedish Krona settling 6/15/09	3,029	339,251	336,610	(2,641)
Swiss Franc settling 3/16/09	651	562,162	556,605	(5,557)
Swiss Franc settling 3/16/09	382	328,320	326,610	(1,710)
Swiss Franc settling 3/16/09	784	675,396	670,320	(5,076)
Swiss Franc settling 3/16/09	351	297,659	300,105	2,446
Swiss Franc settling 3/16/09	588	503,990	502,740	(1,250)

Sale Contracts:
British Pound settling 3/16/09	1,275	1,891,233	1,825,199	66,034
British Pound settling 3/16/09	106	163,648	151,742	11,906
British Pound settling 3/16/09	161	238,790	230,476	8,314
British Pound settling 3/16/09	583	900,677	834,581	66,096

38	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Appreciation—Portfolio of Investments

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts: (continued)
British Pound settling 3/16/09	1,739	$2,555,982	$2,489,429	$66,553
British Pound settling 3/16/09	2,480	3,627,372	3,550,192	77,180
British Pound settling 3/16/09	2,685	3,889,894	3,843,655	46,239
British Pound settling 3/16/09	271	393,321	387,944	5,377
British Pound settling 3/16/09	264	398,112	377,924	20,188
British Pound settling 3/16/09	510	769,080	730,080	39,000
British Pound settling 3/16/09	12,489	19,016,001	17,878,366	1,137,635
Canadian Dollar settling 3/16/09	230	187,159	180,784	6,375
Canadian Dollar settling 3/16/09	175	142,172	137,553	4,619
Canadian Dollar settling 3/16/09	1,684	1,335,713	1,323,654	12,059
Canadian Dollar settling 3/16/09	336	267,900	264,102	3,798
Canadian Dollar settling 3/16/09	1,013	830,260	796,236	34,024
Canadian Dollar settling 3/16/09	903	760,869	709,774	51,095
Canadian Dollar settling 3/16/09	867	709,765	681,477	28,288
Euro settling 3/16/09	821	1,026,578	1,040,733	(14,155)
Euro settling 3/16/09	125	161,756	158,455	3,301
Euro settling 3/16/09	234	307,523	296,628	10,895
Euro settling 3/16/09	638	833,005	808,755	24,250
Euro settling 3/16/09	6,127	7,930,176	7,766,837	163,339
Euro settling 3/16/09	296	387,855	375,222	12,633
Euro settling 3/16/09	593	784,693	751,711	32,982
Euro settling 3/16/09	877	1,142,205	1,111,721	30,484
Euro settling 3/16/09	2,133	2,731,413	2,703,878	27,535
Euro settling 3/16/09	3,227	4,107,132	4,090,678	16,454
Euro settling 6/15/09	312	404,458	395,464	8,994
Euro settling 6/15/09	3,316	4,185,090	4,203,068	(17,978)
Japanese Yen settling 3/16/09	65,846	742,345	674,840	67,505
Japanese Yen settling 3/16/09	99,015	1,116,290	1,014,781	101,509
Japanese Yen settling 3/16/09	52,072	581,648	533,674	47,974
Japanese Yen settling 3/16/09	32,214	360,311	330,153	30,158
Japanese Yen settling 3/16/09	21,566	240,076	221,025	19,051
Japanese Yen settling 3/16/09	103,084	1,148,287	1,056,484	91,803
Japanese Yen settling 3/16/09	36,977	409,060	378,968	30,092
Japanese Yen settling 3/16/09	40,466	440,302	414,726	25,576
Japanese Yen settling 3/16/09	111,839	1,219,033	1,146,211	72,822
Japanese Yen settling 3/16/09	119,819	1,236,356	1,227,996	8,360
Norwegian Krone settling 3/16/09	22,439	3,242,771	3,190,920	51,851
Swedish Krona settling 3/16/09	1,489	184,739	165,303	19,436
Swedish Krona settling 3/16/09	4,203	538,418	466,603	71,815
Swedish Krona settling 3/16/09	14,386	1,842,894	1,597,086	245,808
Swedish Krona settling 3/16/09	3,855	495,151	427,969	67,182
Swedish Krona settling 6/15/09	5,105	599,565	567,313	32,252
Swedish Krona settling 6/15/09	16,124	1,824,932	1,791,845	33,087
Swiss Franc settling 3/16/09	385	324,320	329,175	(4,855)
Swiss Franc settling 3/16/09	466	391,827	398,430	(6,603)
Swiss Franc settling 3/16/09	717	650,753	613,035	37,718
Swiss Franc settling 3/16/09	336	306,583	287,280	19,303
Swiss Franc settling 3/16/09	4,546	4,172,365	3,886,832	285,533
Swiss Franc settling 3/16/09	932	835,275	796,860	38,415

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	39

Tax-Managed Wealth Appreciation—Portfolio of Investments

(a)	Non-income producing security.

(b)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $99,938,809.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the market value of this security amounted to $302,619 or 0.1% of net assets.

(d)	Investment in affiliated money market mutual fund.

Glossary:

ADR – American Depositary Receipt

FDR – Fiduciary Depositary Receipt

GDR – Global Depositary Receipt

See notes to financial statements.

40	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Appreciation—Portfolio of Investments

TAX-MANAGED BALANCED WEALTH

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

Company	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 54.3%
Alabama – 4.6%
Alabama Pub Sch & Coll Auth FGIC 5.00%, 12/01/21	$1,700	$1,769,683
Jefferson Cnty Swr Rev (Capital Impr Warrants) FGIC (Prerefunded) 5.25%, 2/01/24	3,200	3,502,176
Series 02 5.00%, 2/01/41	1,100	1,184,436
Jefferson Cnty Swr Rev FGIC (Prerefunded) 5.00%, 2/01/38	2,710	2,943,846
5.125%, 2/01/42	1,650	1,799,094

		11,199,235

Arizona – 0.7%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp) 1.67%, 2/01/42(a)	785	598,845
Gilbert Wtr Res Muni Ppty Corp. Series 04 4.90%, 4/01/19	710	696,155
Pima Cnty IDA (Horizon Comnty Learning Ctr) 4.45%, 6/01/14	70	61,431
Pima Cnty IDA (Wtr & Wastewtr Rev) 5.45%, 12/01/17	450	338,252

		1,694,683

Arkansas – 0.3%
Springdale MBIA 4.00%, 7/01/16	810	823,098

California – 1.5%
California 5.00%, 3/01/16	2,225	2,374,920
California (Various Purposes) 5.00%, 3/01/14	25	26,657
California Econ Rec Series A 5.25%, 7/01/12	1,000	1,078,880
California Statewide CDA (Kaiser Permanente) Series E 3.875%, 4/01/32(b)	280	282,125

		3,762,582

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	41

Tax-Managed Balanced Wealth—Portfolio of Investments

Company	Principal Amount (000)	U.S. $ Value

Colorado – 0.7%
Mesa Cnty Valley Sch Dist No 51 Grand Junction MBIA 5.00%, 12/01/23	$1,000	$1,035,210
PV Wtr & Sanitation Metro Dist Capital Appreciation Series 06 Zero Coupon, 12/15/17	794	407,600
Todd Creek Farms Metro Dist No. 1 5.60%, 12/01/14	260	215,462

		1,658,272

District Of Columbia – 0.9%
Metro Washington Arpt Auth Series 2008A 5.50%, 10/01/15	2,035	2,161,536

Florida – 4.0%
Arborwood CDD (Centex Homes Proj) Series B 5.25%, 5/01/16	250	190,485
Bartram Park CDD (Spl Assmt) 4.875%, 5/01/15	100	77,964
Citizens Ppty Insurance Corp. MBIA Series A 5.00%, 3/01/15-3/01/16	4,000	3,953,700
Dade Cnty Sch Dist MBIA Series 94 5.00%, 8/01/12	1,100	1,167,078
Fishhawk CDD II (Spl Assmt) Series B 5.125%, 11/01/09	95	75,666
Hammock Bay CDD (Spl Assmt) Series B 5.375%, 5/01/11	50	47,082
Heritage Isle at Viera CDD Series 4B 5.00%, 11/01/09	100	90,732
Heritage Plantation CDD Series B 5.10%, 11/01/13	105	73,610
Lake Ashton II CDD (Capital Impr Rev) Series B 4.875%, 11/01/10	100	93,589
Meadow Pointe III CDD Series 4B 5.00%, 5/01/09	30	29,850

42	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

Company	Principal Amount (000)	U.S. $ Value

Meadow Woods CDD Series 4B 5.25%, 5/01/11	$50	$44,703
Midtown Miami CDD Series 04A 6.00%, 5/01/24	275	196,213
Overoaks CDD (Capital Impr Rev) Series 4B 5.125%, 5/01/09	145	75,388
Palm Beach Cnty Sch Brd FGIC 5.00%, 8/01/13	1,030	1,083,117
Parkway Ctr CDD (Spl Assmt Ref) Series B 5.625%, 5/01/14	160	131,616
Paseo CDD 5.00%, 2/01/11	425	260,019
Paseo CDD (Capital Impr Rev) Series B 4.875%, 5/01/10	435	275,738
Quarry CDD (Spl Assmt) 5.25%, 5/01/16	230	175,246
Rolling Hills CDD Series B 5.125%, 11/01/13	435	285,982
Shingle Creek CDD 5.75%, 5/01/15	375	264,788
South Bay CDD Series 5B-2 5.375%, 5/01/13(c)	100	40,187
Tern Bay CDD (Capital Impr Rev) Series B 5.00%, 5/01/15(c)	435	174,000
Verano Ctr CDD (Infra Proj) Series B 5.00%, 11/01/13	695	424,874
Villages of Westport CDD Series 05A 5.125%, 5/01/15	180	134,478
Waterset North CDD (Spl Assmt) Series B 6.55%, 11/01/15	485	403,724

		9,769,829

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	43

Tax-Managed Balanced Wealth—Portfolio of Investments

Company	Principal Amount (000)	U.S. $ Value

Guam – 0.2%
Guam Govt Wtrwks Auth COP (Prerefunded) 5.18%, 7/01/15	$245	$254,429
Guam Govt Wtrwks Auth Wtr & Wastewtr Sys Rev Series 05 5.00%, 7/01/13	225	211,061

		465,490

Illinois – 2.7%
Hodgkins Tax Incr Rev 5.00%, 1/01/11	1,000	961,420
Illinois AMBAC Series B 5.00%, 3/01/14	3,400	3,766,248
Illinois FGIC 5.00%, 4/01/15	1,545	1,729,967
Pingree Grove Village Special Tax (Cambridge Lakes Proj) Series 5-1 5.25%, 3/01/15	100	82,098

		6,539,733

Indiana – 1.3%
Elkhart Cnty MBIA (Prerefunded) 5.25%, 12/01/21	1,215	1,393,581
Indiana Bond Bank (SPL Program Gas) Series A 5.25%, 10/15/19	1,945	1,696,701

		3,090,282

Kansas – 0.2%
Wyandotte Cnty-Kansas City Uni Govt (Sales Tax) Series B 4.75%, 12/01/16	610	568,258

Louisiana – 2.1%
Louisiana MBIA Series A 5.25%, 8/01/16	3,830	4,246,436
Morehouse Parish Series A 5.25%, 11/15/13	1,000	891,420

		5,137,856

Michigan – 2.9%
Michigan Muni Bond Auth 5.50%, 10/01/13	6,085	6,985,762

44	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

Company	Principal Amount (000)	U.S. $ Value

Minnesota – 0.1%
Saint Paul Hsg & Redev Auth (Healtheast Proj) 5.15%, 11/15/20	$310	$248,493

Missouri – 1.0%
Missouri Highways & Transit Commission Series 2007 5.00%, 5/01/14	2,190	2,470,320

Nevada – 0.5%
Clark Cnty Impr Dist 4.05%, 8/01/10	670	594,056
Clark Cnty PCR (Southern California) AMT Series C 3.25%, 6/01/31(d)	335	335,000
Henderson Loc Impr Dist No. T-16 4.75%, 3/01/13	35	16,474
Las Vegas Spl Impr Dist No. 607 5.35%, 6/01/12	245	213,211

		1,158,741

New Jersey – 2.8%
New Jersey Transp Trust Fund Auth FGIC 5.00%, 6/15/12	3,775	4,066,619
New Jersey EDA (Spl Cigarette Tax) FSA Series 4 5.00%, 6/15/10	830	832,797
New Jersey Transp Trust Fund Auth AMBAC Series A 5.50%, 12/15/13	1,775	1,973,676

		6,873,092

New York – 5.9%
New York City Series 4G 5.00%, 8/01/12	1,315	1,412,376
Series E 5.00%, 8/01/15	2,625	2,801,059
Series H 5.00%, 8/01/11	1,645	1,743,667
New York St Dorm Auth (Mount Sinai NYU Hlth) 5.00%, 7/01/11	325	325,101
New York St Thruway Auth (Hwy & Brdg Trust Fund) FSA Series 5B 5.00%, 4/01/14	6,505	7,219,769

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	45

Tax-Managed Balanced Wealth—Portfolio of Investments

Company	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Fin Corp. 5.25%, 6/01/13	$815	$814,462

		14,316,434

North Carolina – 0.5%
North Carolina Eastern Muni Pwr Agy Series A 5.00%, 1/01/15	785	794,836
North Carolina Muni Pwr Agy No 1 (Catawba Elec Rev) ACA-CBI 5.50%, 1/01/10	385	395,541

		1,190,377

Ohio – 1.6%
American Muni Pwr-Ohio, Inc. 5.00%, 2/01/12	1,000	950,860
Cleveland Muni Sch Dist FSA 5.25%, 12/01/19	1,000	1,078,620
Ohio Wtr Dev Auth Series 2008C 7.25%, 11/01/32(b)	1,620	1,602,958
Port Auth Columbiana Cnty SWFR (Liberty Waste Transp LLC Proj) AMT Series A 7.00%, 8/01/21	275	240,856

		3,873,294

Pennsylvania – 1.8%
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys) Series A 5.00%, 11/15/13	925	812,705
Allegheny Cnty Redev Auth (Pittsburgh Mills Proj) 5.10%, 7/01/14	250	222,002
Bucks Cnty IDA (Waste Mangement Inc. Proj) 3.90%, 12/01/22(b)	1,000	981,830
Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comnty) 6.00%, 2/01/21	175	123,452
Philadelphia Auth for IDR (Leadership Learning Partners) Series 05A 4.60%, 7/01/15	300	254,487
Philadelphia XLCA 5.00%, 2/15/11	2,000	2,085,100

		4,479,576

46	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

Company	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.6%
Puerto Rico Pub Bldgs Auth 5.75%, 7/01/14	$2,820	$2,812,076
Puerto Rico Pub Fin Corp. Series A 5.75%, 8/01/27(b)	1,075	1,057,768

		3,869,844

South Carolina – 1.1%
South Carolina St Pub Svc Auth FSA 5.00%, 1/01/14	2,450	2,732,583

Texas – 6.1%
Austin Elec Util Sys FSA 5.00%, 11/15/13	6,915	7,715,411
Houston AMBAC 5.00%, 5/15/34(b)	1,505	1,558,082
Houston MBIA 5.00%, 3/01/15	3,300	3,711,477
Katy Dev Auth (Metro Contract) Series A 5.75%, 6/01/09	150	148,980
Texas Pub Fin Auth AMBAC 5.00%, 2/01/16	1,640	1,795,718

		14,929,668

Washington – 6.2%
Energy Northwest Series A 5.00%, 7/01/14	1,775	1,972,433
Energy Northwest (Bonneville Pwr Admin) Series 2008D 5.00%, 7/01/11	6,525	7,009,024
Energy Northwest MBIA Series A 5.25%, 7/01/13	1,750	1,959,020
Washington AMBAC Series D 5.00%, 1/01/14	1,760	1,969,810
Washington FSA 5.00%, 1/01/12	1,000	1,093,520
Washington Pub Pwr Sup Sys 5.75%, 7/01/09	1,100	1,118,249

		15,122,056

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	47

Tax-Managed Balanced Wealth—Portfolio of Investments

Company	Principal Amount (000)	U.S. $ Value

Wisconsin – 3.0%
Wisconsin AMBAC Series 1 5.00%, 5/01/16	$2,000	$2,268,280
Wisconsin MBIA Series A 5.00%, 5/01/13	1,000	1,112,340
Wisconsin Transp Rev FSA Series A 5.25%, 7/01/14	3,500	3,960,180

		7,340,800

Total Municipal Obligations (cost $131,893,169)		132,461,894

	Shares
COMMON STOCKS – 44.1%
Health Care – 8.6%
Biotechnology – 2.7%
Actelion Ltd.(e)	1,380	65,262
Amgen, Inc.(e)	15,500	758,415
Celgene Corp.(e)	25,100	1,122,723
CSL Ltd./Australia(f)	5,419	125,322
Genentech, Inc.(e)	27,375	2,341,932
Gilead Sciences, Inc.(e)	49,950	2,237,760

		6,651,414

Health Care Equipment & Supplies – 0.8%
Alcon, Inc.	5,125	422,095
Baxter International, Inc.	13,950	710,194
Becton Dickinson & Co.	8,650	535,349
Boston Scientific Corp.(e)	13,600	95,472
Covidien Ltd.	4,400	139,348

		1,902,458

Health Care Providers & Services – 0.6%
Cardinal Health, Inc.	12,400	402,380
Celesio AG(f)	1,700	35,060
Fresenius Medical Care AG	1,600	65,236
Medco Health Solutions, Inc.(e)	21,375	867,397
Tenet Healthcare Corp.(e)	3,200	3,552

		1,373,625

Pharmaceuticals – 4.5%
Abbott Laboratories	19,675	931,415
AstraZeneca PLC(f)	7,583	240,470
Bayer AG(f)	14,271	683,449
Bristol-Myers Squibb Co.	16,600	305,606
Eli Lilly & Co.	15,000	440,700
GlaxoSmithKline PLC(f)	31,198	473,175
Johnson & Johnson	21,700	1,085,000

48	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

Merck & Co., Inc.	38,900	$941,380
Novartis AG(f)	16,038	585,119
Novo Nordisk A/S – Class B	7,232	352,151
Pfizer, Inc.	80,600	992,186
Roche Holding AG(f)	1,444	163,919
Sanofi-Aventis SA(f)	14,661	753,532
Schering-Plough Corp.	3,600	62,604
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	51,925	2,314,817
Wyeth	15,900	649,038

		10,974,561

		20,902,058

Consumer Staples – 6.1%
Beverages – 1.1%
The Coca-Cola Co.	15,900	649,515
Coca-Cola Enterprises, Inc.	23,200	266,336
Molson Coors Brewing Co. – Class B	8,300	292,409
Pepsi Bottling Group, Inc.	12,900	238,650
PepsiCo, Inc.	23,600	1,136,104
Pernod-Ricard SA(f)	1,745	95,017

		2,678,031

Food & Staples Retailing – 1.5%
Aeon Co. Ltd.(f)	11,800	69,697
Costco Wholesale Corp.	21,150	895,491
Delhaize Group(f)	1,500	86,606
Koninklijke Ahold NV(f)	15,720	174,431
The Kroger Co.	14,500	299,715
Safeway, Inc.	13,000	240,500
Supervalu, Inc.	9,200	143,612
Tesco PLC(f)	99,345	471,135
Wal-Mart Stores, Inc.	25,125	1,237,155

		3,618,342

Food Products – 1.4%
Archer-Daniels-Midland Co.	23,800	634,508
Associated British Foods PLC(f)	14,300	132,548
Bunge Ltd.	9,900	464,112
ConAgra Foods, Inc.	13,300	200,564
Del Monte Foods Co.	13,000	92,950
General Mills, Inc.	10,200	535,296
The JM Smucker Co.	3,700	137,344
Kraft Foods, Inc. – Class A	4,000	91,120
Nestle SA(f)	18,878	617,131
Suedzucker AG(f)	3,800	65,391
Tyson Foods, Inc. – Class A	11,700	98,631
Unilever PLC(f)	17,140	331,105

		3,400,700

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	49

Tax-Managed Balanced Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

Household Products – 1.3%
Colgate-Palmolive Co.	15,675	$943,321
Procter & Gamble Co.	31,430	1,513,983
Reckitt Benckiser PLC(f)	15,349	587,338

		3,044,642

Tobacco – 0.8%
Altria Group, Inc.	30,400	469,376
British American Tobacco PLC(f)	22,743	581,321
Lorillard, Inc.	800	46,752
Philip Morris International, Inc.	21,075	705,380
Reynolds American, Inc.	7,300	245,134

		2,047,963

		14,789,678

Financials – 5.9%
Capital Markets – 1.8%
Bank of New York Mellon Corp.	3,600	79,812
The Blackstone Group LP	22,700	110,549
The Charles Schwab Corp.	26,175	332,684
Credit Suisse Group AG(f)	19,373	471,460
Deutsche Bank AG(f)	12,050	310,625
Franklin Resources, Inc.	8,700	398,460
The Goldman Sachs Group, Inc.	16,775	1,527,867
Julius Baer Holding AG(f)	8,518	196,339
Man Group PLC(f)	89,582	217,891
Morgan Stanley	27,600	539,304
UBS AG (Swiss Virt-X)(e)(f)	18,411	172,400

		4,357,391

Commercial Banks – 1.2%
ABSA Group Ltd.	3,900	34,149
Australia & New Zealand Banking Group Ltd.(f)	19,900	166,683
Banco do Brasil SA	20,500	118,727
Banco Santander Central Hispano SA(f)	29,631	181,013
Bank Leumi Le-Israel	19,000	32,547
Barclays PLC(f)	44,300	58,116
BNP Paribas SA(f)	7,400	239,650
Credit Agricole SA(f)	19,300	186,901
Fifth Third Bancorp	29,600	62,456
HSBC Holdings PLC(f)	29,600	205,872
Industrial & Commercial Bank of China Ltd. – Class H	370,000	149,020
Intesa Sanpaolo SpA(f)	71,300	173,539
KB Financial Group, Inc.(e)	7,100	136,124
Lloyds Banking Group PLC(f)	121,673	99,881
Mitsubishi UFJ Financial Group, Inc.(f)	25,600	115,651
Nordea Bank AB(f)	17,800	88,748

50	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

Societe Generale – Class A(f)	6,106	$189,272
Standard Bank Group Ltd.	11,300	72,301
Standard Chartered PLC(f)	13,538	127,586
Sumitomo Mitsui Financial Group, Inc.(f)	5,800	183,867
SunTrust Banks, Inc.	3,000	36,090
U.S. Bancorp	12,900	184,599

		2,842,792

Consumer Finance – 0.1%
Capital One Financial Corp.	15,900	191,595

Diversified Financial Services – 1.0%
Bank of America Corp.	50,800	200,660
CME Group, Inc. – Class A	4,075	743,280
ING Group(f)	22,656	102,411
JP Morgan Chase & Co.	62,950	1,438,408

		2,484,759

Insurance – 1.8%
ACE Ltd.	7,500	273,825
Allianz SE(f)	3,900	260,486
Allstate Corp.	25,600	430,848
Aviva PLC(f)	39,528	162,400
Everest Re Group Ltd.	1,500	97,695
Fairfax Financial Holdings Ltd.(f)	300	72,833
Fidelity National Financial, Inc. – Class A	5,600	92,792
Genworth Financial, Inc. – Class A	21,100	25,531
Hartford Financial Services Group, Inc.	21,300	129,930
Lincoln National Corp.	13,500	115,965
MetLife, Inc.	31,300	577,798
Muenchener Rueckversicherungs AG(f)	3,991	485,381
PartnerRe Ltd.	3,900	241,410
Prudential Financial, Inc.	6,800	111,588
QBE Insurance Group Ltd.(f)	26,656	320,155
Torchmark Corp.	4,900	100,940
The Travelers Co., Inc.	16,500	596,475
Unum Group	17,600	179,168
XL Capital Ltd. – Class A	9,800	32,438
Zurich Financial Services AG(f)	460	65,144

		4,372,802

Real Estate Management & Development – 0.0%
China Overseas Land & Investment Ltd.	44,000	57,467
New World Development Co., Ltd.	99,000	88,361

		145,828

		14,395,167

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	51

Tax-Managed Balanced Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

Energy – 5.8%
Energy Equipment & Services – 0.7%
Cameron International Corp.(e)	9,675	$186,534
Schlumberger Ltd.	40,525	1,542,381

		1,728,915

Oil, Gas & Consumable Fuels – 5.1%
Apache Corp.	14,975	884,873
BG Group PLC(f)	37,479	535,739
BP PLC(f)	62,900	400,723
Chevron Corp.	25,200	1,529,892
China Petroleum & Chemical Corp. – Class H	460,000	235,335
ConocoPhillips	17,200	642,420
Devon Energy Corp.	10,800	471,636
ENI SpA(f)	14,000	279,435
EOG Resources, Inc.	23,825	1,192,203
Exxon Mobil Corp.	38,000	2,580,200
LUKOIL (London) (Sponsored) (ADR)	3,300	104,471
Nexen, Inc.(f)	15	205
Occidental Petroleum Corp.	5,600	290,472
Petro-Canada(f)	11,800	260,450
Petroleo Brasileiro SA (ADR)	12,378	343,242
PTT PCL	23,300	100,478
Royal Dutch Shell PLC (Euronext Amsterdam) – Class A(f)	25,939	567,070
Royal Dutch Shell PLC (London Virt-X) – Class A	19,836	435,486
StatoilHydro ASA(f)	39,432	654,676
Sunoco, Inc.	2,800	93,660
Tatneft (Sponsored) (GDR)	1,800	64,080
Total SA(f)	16,265	764,155

		12,430,901

		14,159,816

Information Technology – 5.8%
Communications Equipment – 1.6%
Cisco Systems, Inc.(e)	91,750	1,336,798
Corning, Inc.	33,000	348,150
Motorola, Inc.	98,000	344,960
Nokia OYJ(f)	20,800	194,904
QUALCOMM, Inc.	42,550	1,422,446
Telefonaktiebolaget LM Ericsson – Class B(f)	27,000	218,691

		3,865,949

Computers & Peripherals – 2.1%
Apple, Inc.(e)	22,125	1,975,984
Compal Electronics, Inc. (GDR)(g)	43,866	126,834
Fujitsu Ltd.(f)	43,000	145,640
Hewlett-Packard Co.	82,225	2,386,992

52	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

Lexmark International, Inc. – Class A(e)	6,500	$111,410
Toshiba Corp.(f)	53,000	128,411
Western Digital Corp.(e)	10,000	136,600

		5,011,871

Electronic Equipment, Instruments & Components – 0.2%
AU Optronics Corp.	69,000	50,263
Hitachi High-Technologies Corp.(f)	2,400	29,451
Hitachi Ltd.(f)	35,000	87,154
Kyocera Corp.(f)	1,200	70,471
Sanmina-SCI Corp.(e)	20,600	5,150
Tyco Electronics Ltd.	18,500	175,380

		417,869

Internet Software & Services – 1.2%
Google, Inc. – Class A(e)	8,380	2,832,356
Tencent Holdings Ltd.	14,200	81,124

		2,913,480

Semiconductors & Semiconductor Equipment – 0.3%
Intel Corp.	26,050	331,877
Nvidia Corp.(e)	26,600	220,248
Samsung Electronics Co. Ltd.	510	156,859
United Microelectronics Corp.	415,088	91,524

		800,508

Software – 0.4%
Microsoft Corp.	30,350	490,152
Nintendo Co. Ltd.(f)	600	171,300
SAP AG(f)	2,554	81,710
Symantec Corp.(e)	23,200	320,856

		1,064,018

		14,073,695

Consumer Discretionary – 4.2%
Auto Components – 0.1%
Autoliv, Inc.	7,300	108,624
Denso Corp.	4,800	91,135
Magna International, Inc. – Class A(f)	1,200	30,787

		230,546

Automobiles – 0.4%
Honda Motor Co. Ltd.(f)	22,000	526,081
Isuzu Motors Ltd.(f)	33,000	32,020
Nissan Motor Co. Ltd.(f)	57,100	174,312
Renault SA(f)	7,700	110,566
Toyota Motor Corp.(f)	6,200	198,584

		1,041,563

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	53

Tax-Managed Balanced Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

Distributors – 0.0%
Li & Fung Ltd.	18,000	$39,006

Hotels, Restaurants & Leisure – 0.6%
Carnival PLC	5,920	119,970
Compass Group PLC(f)	19,700	86,552
McDonald’s Corp.	24,300	1,269,675
TUI Travel PLC(f)	23,300	73,377

		1,549,574

Household Durables – 0.2%
Sharp Corp.(f)	29,000	223,893
Sony Corp.(f)	8,300	138,988

		362,881

Leisure Equipment & Products – 0.0%
Namco Bandai Holdings, Inc.(f)	4,300	39,314

Media – 1.5%
British Sky Broadcasting Group PLC(f)	15,383	102,542
CBS Corp. – Class B	52,100	222,467
Comcast Corp. – Class A	20,700	270,342
Gannett Co., Inc.	23,800	77,112
Lagardere SCA(f)	3,500	113,283
News Corp. – Class A	78,400	435,904
Pearson PLC	2,632	24,698
SES SA (FDR)(f)	12,289	225,086
Time Warner Cable, Inc. – Class A(f)	6,500	118,495
Time Warner, Inc.	103,800	791,994
Viacom, Inc. – Class B(e)	12,200	187,758
The Walt Disney Co.	57,025	956,309

		3,525,990

Multiline Retail – 0.6%
Big Lots, Inc.(e)	6,200	96,162
JC Penney Co., Inc.	11,100	170,163
Kohl’s Corp.(e)	22,875	803,827
Macy’s, Inc.	25,800	203,046
Next PLC(f)	5,700	94,523

		1,367,721

Specialty Retail – 0.7%
AutoNation, Inc.(e)	14,600	145,708
Foot Locker, Inc.	9,400	78,114
Hennes & Mauritz AB – Class B(f)	3,650	135,394
Home Depot, Inc.	31,900	666,391
Kingfisher PLC(f)	47,100	84,407
Limited Brands, Inc.	28,700	220,703

54	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

Lowe’s Cos, Inc.	10,900	$172,656
TJX Cos, Inc.	9,700	216,019

		1,719,392

Textiles, Apparel & Luxury Goods – 0.1%
Jones Apparel Group, Inc.	19,700	52,993
Nike, Inc. – Class B	5,075	210,765
Yue Yuen Industrial Holdings Ltd.	25,500	47,299

		311,057

		10,187,044

Industrials – 2.4%
Aerospace & Defense – 0.6%
BAE Systems PLC(f)	73,687	389,028
Bombardier, Inc. – Class B(f)	23,000	53,514
European Aeronautic Defence & Space Co., NV(f)	9,450	137,203
Honeywell International, Inc.	7,375	197,871
Lockheed Martin Corp.	7,800	492,258
United Technologies Corp.	4,500	183,735

		1,453,609

Airlines – 0.1%
Deutsche Lufthansa AG(f)	12,100	131,507
Qantas Airways Ltd.(f)	53,177	52,523
UAL Corp.(e)	28,600	140,426

		324,456

Commercial Services & Supplies – 0.0%
Republic Services, Inc. – Class A	2,900	57,710

Construction & Engineering – 0.2%
China Railway Construction Corp. Ltd. – Class H(e)	61,400	74,136
Fluor Corp.	3,550	118,038
Jacobs Engineering Group, Inc.(e)	5,200	175,448

		367,622

Electrical Equipment – 0.4%
Cooper Industries Ltd. – Class A	4,300	90,687
Emerson Electric Co.	27,475	734,956
Furukawa Electric Co. Ltd.(f)	12,000	31,111
Schneider Electric SA(f)	2,400	143,268

		1,000,022

Industrial Conglomerates – 0.4%
Bidvest Group Ltd.	4,500	36,828
General Electric Co.	75,000	638,250
Tyco International Ltd.	13,400	268,670

		943,748

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	55

Tax-Managed Balanced Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

Machinery – 0.3%
Atlas Copco AB – Class A(f)	22,038	$152,036
Cummins, Inc.	700	14,560
Danaher Corp.	4,075	206,847
NGK Insulators Ltd.(f)	7,000	92,071
Terex Corp.(e)	11,900	106,148
Vallourec(f)	1,100	85,618
Volvo AB – Class B(f)	25,750	107,686

		764,966

Road & Rail – 0.0%
East Japan Railway Co.(f)	1,500	89,831

Trading Companies & Distributors – 0.4%
Mitsubishi Corp.(f)	30,000	373,244
Mitsui & Co. Ltd.(f)	53,000	488,208

		861,452

		5,863,416

Telecommunication Services – 2.2%
Diversified Telecommunication Services – 1.6%
AT&T, Inc.	62,500	1,485,625
BCE, Inc.(f)	3,200	62,456
Deutsche Telekom AG – Class W(f)	33,928	407,940
France Telecom SA(f)	6,400	143,025
Nippon Telegraph & Telephone Corp.(f)	4,200	179,590
Telecom Corp. of New Zealand Ltd.(f)	34,900	40,892
Telecom Italia SpA (ordinary shares)(f)	105,100	127,749
Telecom Italia SpA (savings shares)(f)	58,100	55,257
Telefonica SA(f)	43,170	794,505
Verizon Communications, Inc.	17,100	487,863

		3,784,902

Wireless Telecommunication Services – 0.6%
China Mobile Ltd.	9,000	78,193
KDDI Corp.(f)	26	136,206
NTT Docomo, Inc.(f)	65	101,258
Sprint Nextel Corp.(e)	105,500	347,095
Vodafone Group PLC(f)	492,389	872,451

		1,535,203

		5,320,105

Materials – 1.9%
Chemicals – 1.1%
Air Products & Chemicals, Inc.	2,250	104,062
BASF SE(f)	8,000	220,512
Eastman Chemical Co.	9,000	184,860

56	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

JSR Corp.	5,700	$66,903
Mitsubishi Chemical Holdings Corp.(f)	33,500	113,787
Monsanto Co.	21,825	1,664,593
Syngenta AG(f)	1,657	354,229

		2,708,946

Construction Materials – 0.1%
CRH PLC (Dublin)	9,633	197,836
CRH PLC (London)(f)	700	14,258

		212,094

Containers & Packaging – 0.1%
Amcor Ltd.(f)	21,300	59,078
Owens-Illinois, Inc.(e)	10,800	166,536

		225,614

Metals & Mining – 0.6%
Antofagasta PLC(f)	12,400	77,594
ArcelorMittal (Euronext Amsterdam)(f)	13,337	255,627
Barrick Gold Corp.(f)	5,225	157,916
BHP Billiton Ltd.(f)	8,600	154,857
BHP Billiton PLC(f)	16,610	258,865
Cia Vale do Rio Doce – Class B (ADR)	18,500	238,465
JFE Holdings, Inc.(f)	6,000	129,827
MMC Norilsk Nickel (ADR)	3,402	15,850
Sumitomo Metal Mining Co. Ltd.(f)	12,000	119,782
Usinas Siderurgicas de Minas Gerais SA (preference shares) – Class A	4,700	50,962
Yamato Kogyo Co. Ltd.(f)	1,500	30,430

		1,490,175

Paper & Forest Products – 0.0%
Svenska Cellulosa AB – Class B(f)	15,800	102,263

		4,739,092

Utilities – 1.2%
Electric Utilities – 0.4%
American Electric Power Co., Inc.	10,000	280,500
CLP Holdings Ltd.	3,000	22,177
E.ON AG(f)	18,815	480,999
Pinnacle West Capital Corp.	6,700	175,942

		959,618

Gas Utilities – 0.0%
Atmos Energy Corp.	1,900	41,477

Independent Power Producers & Energy Traders – 0.0%
Reliant Energy, Inc.(e)	35,400	122,484

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	57

Tax-Managed Balanced Wealth—Portfolio of Investments

Company	Shares	U.S. $ Value

Multi-Utilities – 0.8%
A2A SpA(f)	80,600	$115,820
Alliant Energy Corp.	8,900	205,857
Centrica PLC(f)	123,354	474,378
CMS Energy Corp.	3,000	33,180
Consolidated Edison, Inc.	2,400	86,904
Dominion Resources, Inc.	5,300	159,954
GDF Suez(f)	9,734	307,398
National Grid PLC(f)	32,601	290,201
NiSource, Inc.	4,300	37,625
Wisconsin Energy Corp.	6,000	238,920

		1,950,237

		3,073,816

Total Common Stocks (cost $146,453,142)		107,503,887

RIGHTS – 0.0%
Financials – 0.0%
Commercial Banks – 0.0%
Shinhan Financial Group Co. Ltd.(e)	805	1,679

Diversified Financial Services – 0.0%
Fortis(e)(f)	18,866	0

Total Rights (cost $0)		1,679

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 0.8%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(h)	1,916,193	1,916,193

	Principal Amount (000)
Municipal Obligations – 0.6%
Colorado – 0.6%
Colorado Ed & Cultural Fac Auth 0.65%, 2/01/38(d)	$1,500	1,500,000

Total Short-Term Investments (cost $3,416,193)		3,416,193

Total Investments – 99.8% (cost $281,762,504)		243,383,653
Other assets less liabilities – 0.2%		492,767

Net Assets – 100.0%		$243,876,420

58	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$970	2/12/12	SIFMA	*	3.548%	$50,339

FINANCIAL FUTURES CONTRACTS (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	3	March 2009	$87,305	$75,114	$(12,191)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 3/16/09	388	$273,718	$247,872	$(25,846)
British Pound settling 3/16/09	541	747,689	774,457	26,768
British Pound settling 3/16/09	364	503,066	521,076	18,010
British Pound settling 3/16/09	180	250,941	257,675	6,734
British Pound settling 3/16/09	167	239,486	239,065	(421)
British Pound settling 3/16/09	488	697,918	698,586	668
British Pound settling 3/16/09	231	332,783	330,683	(2,100)
Canadian Dollar settling 3/16/09	189	159,252	148,558	(10,694)
Canadian Dollar settling 3/16/09	141	118,607	110,828	(7,779)
Canadian Dollar settling 3/16/09	87	68,980	68,383	(597)
Euro settling 3/16/09	585	804,597	741,570	(63,027)
Euro settling 3/16/09	245	341,101	310,572	(30,529)
Euro settling 3/16/09	124	173,042	157,187	(15,855)
Euro settling 3/16/09	221	307,451	280,149	(27,302)
Euro settling 3/16/09	1,263	1,757,060	1,601,030	(156,030)
Euro settling 3/16/09	1,109	1,517,478	1,405,814	(111,664)
Euro settling 3/16/09	117	154,499	148,314	(6,185)
Japanese Yen settling 3/16/09	12,835	133,410	131,543	(1,867)
Japanese Yen settling 3/16/09	8,399	88,805	86,079	(2,726)
Japanese Yen settling 3/16/09	11,027	116,110	113,013	(3,097)
Japanese Yen settling 3/16/09	12,513	131,536	128,243	(3,293)
Japanese Yen settling 3/16/09	15,707	169,421	160,978	(8,443)
Japanese Yen settling 3/16/09	26,380	286,024	270,362	(15,662)
Japanese Yen settling 3/16/09	9,487	102,418	97,230	(5,188)
Japanese Yen settling 3/16/09	11,171	123,014	114,489	(8,525)
Japanese Yen settling 3/16/09	21,535	232,158	220,707	(11,451)
Japanese Yen settling 3/16/09	263,206	2,890,849	2,697,537	(193,312)
Japanese Yen settling 3/16/09	23,972	269,712	245,683	(24,029)
Japanese Yen settling 6/15/09	20,402	226,465	209,549	(16,916)
Japanese Yen settling 6/15/09	13,309	147,732	136,697	(11,035)
New Zealand Dollar settling 3/16/09	449	265,157	224,672	(40,485)
Norwegian Krone settling 3/16/09	2,840	388,913	403,860	14,947
Norwegian Krone settling 3/16/09	1,148	161,168	163,250	2,082
Norwegian Krone settling 3/16/09	1,094	153,846	155,571	1,725
Norwegian Krone settling 3/16/09	4,365	622,806	620,721	(2,085)

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	59

Tax-Managed Balanced Wealth—Portfolio of Investments

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Norwegian Krone settling 6/15/09	4,817	$698,428	$683,142	$(15,286)
Swedish Krona settling 3/16/09	1,194	151,158	132,554	(18,604)
Swedish Krona settling 3/16/09	448	53,609	49,735	(3,874)
Swedish Krona settling 3/16/09	3,814	463,362	423,418	(39,944)
Swedish Krona settling 6/15/09	521	58,352	57,898	(454)

Sale Contracts:
British Pound settling 3/16/09	264	391,597	377,924	13,673
British Pound settling 3/16/09	24	36,868	34,357	2,511
British Pound settling 3/16/09	58	85,760	83,029	2,731
British Pound settling 3/16/09	105	155,733	150,311	5,422
British Pound settling 3/16/09	524	800,038	750,121	49,917
British Pound settling 3/16/09	237	348,342	339,272	9,070
British Pound settling 3/16/09	123	179,906	176,078	3,828
British Pound settling 3/16/09	578	837,378	827,424	9,954
British Pound settling 3/16/09	98	147,784	140,290	7,494
British Pound settling 3/16/09	2,784	4,217,621	3,985,377	232,244
Canadian Dollar settling 3/16/09	52	44,944	40,873	4,071
Canadian Dollar settling 3/16/09	193	153,418	151,701	1,717
Canadian Dollar settling 3/16/09	349	276,819	274,320	2,499
Canadian Dollar settling 3/16/09	179	142,720	140,697	2,023
Canadian Dollar settling 3/16/09	214	176,103	168,208	7,895
Canadian Dollar settling 3/16/09	174	142,444	136,767	5,677
Euro settling 3/16/09	170	212,568	215,499	(2,931)
Euro settling 3/16/09	51	65,305	64,650	655
Euro settling 3/16/09	143	186,708	181,273	5,435
Euro settling 3/16/09	301	389,584	381,560	8,024
Euro settling 3/16/09	1,263	1,634,701	1,601,031	33,670
Euro settling 3/16/09	52	68,136	65,917	2,219
Euro settling 3/16/09	144	189,406	182,540	6,866
Euro settling 3/16/09	180	233,465	228,175	5,290
Euro settling 3/16/09	101	130,743	128,032	2,711
Euro settling 6/15/09	156	201,827	197,732	4,095
Euro settling 6/15/09	783	988,216	992,461	(4,245)
Japanese Yen settling 3/16/09	19,629	219,147	201,173	17,974
Japanese Yen settling 3/16/09	14,375	160,570	147,326	13,244
Japanese Yen settling 3/16/09	5,560	62,188	56,983	5,205
Japanese Yen settling 3/16/09	14,327	147,834	146,834	1,000
Norwegian Krone settling 3/16/09	5,082	734,425	722,682	11,743
Swedish Krona settling 3/16/09	425	53,278	47,182	6,096
Swedish Krona settling 3/16/09	769	98,512	85,372	13,140
Swedish Krona settling 3/16/09	4,262	545,976	473,153	72,823
Swedish Krona settling 3/16/09	617	79,250	68,497	10,753
Swedish Krona settling 6/15/09	1,679	190,789	186,586	4,203
Swedish Krona settling 6/15/09	4,565	516,671	507,304	9,367
Swiss Franc settling 3/16/09	185	155,352	158,175	(2,823)
Swiss Franc settling 3/16/09	1,146	1,048,750	979,831	68,919

(a)	Floating Rate Security. Stated interest rate was in effect at February 28, 2009.

(b)	Variable rate coupon, rate shown as of February 28, 2009.

(c)	Illiquid security.

60	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Balanced Wealth—Portfolio of Investments

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Non-income producing security.

(f)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $27,017,421.

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the market value of this security amounted to $126,834 or 0.1% of net assets.

(h)	Investment in affiliated money market mutual fund.

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of February 28, 2009, the Strategy held 55.0% of its total investments in municipal bonds. Of the total investments in municipal bonds, 58.2% is insured (15.0% of this amount represents the Strategy’s holding in pre-refunded insured bonds).

Glossary:

ACA – ACA Capital

ADR – American Depositary Receipt

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

CDA – Community Development Administration

CDD – Community Development District

COP – Certificate of Participation

EDA – Economic Development Agency

FDR – Fiduciary Depositary Receipt

FGIC – Financial Guaranty Insurance Company

FSA – Financial Security Assurance Inc.

GDR – Global Depositary Receipt

IDA – Industrial Development Authority/Agency

IDR – Industrial Development Revenue

MBIA – Municipal Bond Investors Assurance

PCR – Pollution Control Revenue Bond

SWFR – Solid Waste Facility Revenue

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	61

Tax-Managed Balanced Wealth—Portfolio of Investments

TAX-MANAGED WEALTH PRESERVATION

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

Company	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 70.3%
Alabama – 4.9%
Alabama Pub Sch & Coll Auth FGIC 5.00%, 12/01/21	$400	$416,396
Jefferson Cnty (Ltd Oblig Sch Warrants) 5.00%, 1/01/10	1,000	862,390
Jefferson Cnty Swr Rev (Capital Impr Warrants) FGIC (Prerefunded) 5.25%, 2/01/24	1,000	1,094,430
Series 02 5.00%, 2/01/41	1,000	1,076,760
Jefferson Cnty Swr Rev FGIC (Prerefunded) 5.00%, 2/01/38	1,000	1,086,290
5.125%, 2/01/42	1,260	1,373,854

		5,910,120

Arizona – 1.6%
Arizona Hlth Fac Auth (Phoenix Children’s Hosp) 1.67%, 2/01/42(a)	235	179,272
Arizona St Transp Brd AMBAC Series 2004B 5.00%, 7/01/15	565	622,839
Salt River Proj Agricultural Impr & Pwr Dist 5.00%, 1/01/12	1,000	1,090,910

		1,893,021

California – 0.4%
San Francisco City & Cnty Arpt Commission (San Francisco Int’l Arpt) Series 2008A 6.75%, 5/01/19(b)	400	417,364

Colorado – 1.9%
Adonea Metro Dist No 2 4.375%, 12/01/15	530	519,511
Denver City & Cnty Arpt AMBAC 6.00%, 11/15/09	1,075	1,099,134
Denver Conv Ctr Proj FSA Series A 5.00%, 9/01/10	580	610,717

		2,229,362

District Of Columbia – 0.4%
Metro Washington Arpt Auth AMBAC Series A 5.00%, 10/01/10	515	522,926

62	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Preservation—Portfolio of Investments

Company	Principal Amount (000)	U.S. $ Value

Florida – 7.5%
Dade Cnty Sch Dist MBIA Series 94 5.00%, 8/01/12	$1,000	$1,060,980
Florida Dept of Enviro Protection Series 2008B 5.25%, 7/01/16-7/01/17	910	1,007,236
Florida Dept of Enviro Protection FGIC Series 2000 5.75%, 7/01/09	2,100	2,128,266
Florida Hurricane Catastrophe Fund Series 2008A 5.00%, 7/01/14	455	459,627
Florida St Brd of Ed FGIC Series 2005A 5.00%, 6/01/15	1,795	2,013,075
Palm Beach Cnty Sch Brd FGIC Series B 5.00%, 8/01/25(b)	1,200	1,216,020
South Miami Hlth Fac Auth (Baptist Health South Florida Group) 5.00%, 8/15/10	1,080	1,117,498

		9,002,702

Georgia – 4.7%
Burke Cnty Dev Auth (Oglethorpe Pwr) AMBAC Series 2006C-1 4.625%, 1/01/37(b)	1,390	1,388,152
Fulton Dekalb Hosp Auth FSA 5.00%, 1/01/13	1,500	1,603,665
Georgia Road & Tollway Auth Series 2008A 5.00%, 6/01/10	1,100	1,157,233
Georgia Smith Congress Ctr Auth (Domed Stadium Proj) MBIA Series 2000 6.00%, 7/01/10	700	711,326
Main Street Natural Gas Inc. (Prepaid Gas) Series A 5.00%, 3/15/17	385	340,182
Muni Elec Auth Series 2008A 5.25%, 1/01/17	430	472,144

		5,672,702

Hawaii – 0.5%
Hawaii AMBAC 5.00%, 7/01/13	550	615,356

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	63

Tax-Managed Wealth Preservation—Portfolio of Investments

Company	Principal Amount (000)	U.S. $ Value

Illinois – 1.9%
Illinois AMBAC Series B 5.00%, 3/01/14	$1,000	$1,107,720
Illinois FSA 5.00%, 6/01/13	1,060	1,174,088

		2,281,808

Indiana – 1.9%
Indiana Bond Bank Series 2007A 5.25%, 10/15/20	150	128,759
Indiana Transp Fin Auth FSA 5.00%, 6/01/09	25	25,267
Indianapolis AMBAC 5.25%, 8/15/09	2,100	2,101,386
Jasper Cnty (Northern Indiana Pub Svc Co.) MBIA 5.60%, 11/01/16	75	74,717

		2,330,129

Kansas – 0.2%
Wyandotte Cnty-Kansas City Uni Govt (Sales Tax) Series B 4.75%, 12/01/16	290	270,155

Louisiana – 1.0%
Morehouse Parish Series A 5.25%, 11/15/13	265	236,226
New Orleans MBIA 5.25%, 12/01/20	450	423,612
New Orleans RADIAN 5.00%, 12/01/10	560	569,106

		1,228,944

Massachusetts – 3.6%
Massachusetts Dev Fin Agy (Semass Sys) MBIA Series A 5.50%, 1/01/11	1,000	1,011,670
Massachusetts HEFA (Caregroup, Inc.) Series 2008 5.00%, 7/01/10-7/01/16	1,340	1,328,048
Massachusetts MBIA Series A 5.50%, 2/01/10	500	521,690

64	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Preservation—Portfolio of Investments

Company	Principal Amount (000)	U.S. $ Value

Massachusetts Wtr Res Auth FGIC (Prerefunded) Series 2000A 5.75%, 8/01/30	$1,400	$1,504,090

		4,365,498

Michigan – 3.8%
Detroit City Sch Dist (Sch Bldg & Site Impr) FGIC (Prerefunded) Series 2A 5.00%, 5/01/32	1,500	1,678,665
Detroit Swr Disp Rev FGIC (Prerefunded) 5.95%, 7/01/24	1,000	1,052,010
Detroit Swr Disp Rev FSA 1.561%, 7/01/32(a)	410	243,601
Michigan (Trunk Line) FSA Series 05B 5.00%, 9/01/11	1,440	1,552,882

		4,527,158

Minnesota – 0.2%
Louis Park Hlth Care (Park Nicollet Hlth Svc) Series 2008C 5.50%, 7/01/10	215	219,248

Missouri – 1.3%
Kansas City Water Rev 4.00%, 12/01/10(c)	710	736,526
St Louis Muni Fin Corp. (Convention Ctr Prog) AMBAC 5.25%, 7/15/10	780	786,380

		1,522,906

Nevada – 1.8%
Clark Cnty MBIA (Prerefunded) Series 2000 5.50%, 7/01/25	540	572,119
Clark Cnty PCR (Southern California) AMT Series C 3.25%, 6/01/31(d)	170	170,000
Clark Cnty Sch Dist FSA Series C 5.00%, 6/15/19	750	787,748

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	65

Tax-Managed Wealth Preservation—Portfolio of Investments

Company	Principal Amount (000)	U.S. $ Value

Nevada Series 2008C 5.00%, 6/01/15	$565	$624,455

		2,154,322

New Jersey – 4.8%
New Jersey EDA ( NJ Transit Corp. Light Rail Transit Sys) Series 2008A 5.00%, 5/01/17	420	461,542
New Jersey EDA (Cigarette Tax) FGIC Series 4 5.00%, 6/15/11	400	399,544
New Jersey EDA (Market Transition Fac Rev, Senior Lien) MBIA Series A 5.00%, 7/01/09	2,100	2,124,444
New Jersey EDA (Spl Cigarette Tax) FSA Series 4 5.00%, 6/15/10	400	401,348
New Jersey Transp Trust Fund Auth AMBAC Series C 5.25%, 12/15/09	500	514,485
New Jersey Transp Trust Fund Auth MBIA Series A 5.25%, 12/15/12	1,100	1,210,528
New Jersey Trpk Auth MBIA (Prerefunded) Series A 5.50%, 1/01/30	590	613,653

		5,725,544

New York – 8.3%
New York City Series 4B 5.00%, 8/01/10	175	182,875
Series 4G 5.00%, 8/01/12	685	735,724
Series C 5.25%, 8/01/17	160	172,851
Series E 5.00%, 8/01/15	720	768,290
New York City Transitional Fin Auth (Future Tax Secd) Series B 5.25%, 2/01/29(b)	2,080	2,163,762

66	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Preservation—Portfolio of Investments

Company	Principal Amount (000)	U.S. $ Value

New York St Dorm Auth (City Univ of New York) Series 2008B 5.00%, 7/01/16	$280	$302,596
New York St Hsg Fin Agy (Affordable Hsg) Series B 4.05%, 11/01/10	1,130	1,131,028
New York St Thruway Auth 5.00%, 4/01/16	550	611,122
New York St Thruway Auth (Hwy & Brdg Trust Fund) FSA Series 5B 5.00%, 4/01/14	1,900	2,108,772
New York St Thruway Auth (Personal Income Tax) Series 2008A 5.00%, 3/15/18	540	612,079
Tobacco Settlement Fin Corp. 5.25%, 6/01/13	650	649,571
Series 2008 5.00%, 6/01/11	490	509,556

		9,948,226

North Carolina – 1.5%
North Carolina Eastern Muni Pwr Agy 5.375%, 1/01/17	225	227,108
Series C 5.30%, 1/01/15	800	815,168
North Carolina Muni Pwr Agy No 1 (Catawba Elec Rev) Series A 5.50%, 1/01/13	435	469,104
North Carolina Muni Pwr Agy No 1 (Catawba Elec Rev) ACA-CBI 5.50%, 1/01/10	300	308,214

		1,819,594

Ohio – 1.6%
Cleveland Muni Sch Dist FSA 5.25%, 12/01/19	585	630,993
Columbus City Sch Dist FGIC (Prerefunded) 5.00%, 12/01/28	1,000	1,127,910
Ohio Wtr Dev Auth Series 2008C 7.25%, 11/01/32(b)	140	138,527

		1,897,430

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	67

Tax-Managed Wealth Preservation—Portfolio of Investments

Company	Principal Amount (000)	U.S. $ Value

Oregon – 1.7%
Oregon Hlth & Science Univ MBIA 4.00%, 7/01/28(b)(e)	$25	$25,000
Tri-Cnty Metro Transp Dist MBIA 5.00%, 5/01/12	1,890	2,040,350

		2,065,350

Pennsylvania – 3.2%
Allegheny Cnty Hosp Dev Auth (Univ of Pittsburgh Med Ctr) Series 2008A 5.00%, 9/01/11	1,055	1,098,329
Allegheny Cnty Hosp Dev Auth (West Penn Allegheny Hlth Sys) (Prerefunded) Series 2000 9.25%, 11/15/30	435	500,798
Bucks Cnty IDA (Waste Mangement Inc. Proj) 3.90%, 12/01/22(b)	560	549,825
Pennsylvania MBIA Series 1 5.00%, 2/01/15	1,200	1,338,324
Pittsburgh 5.00%, 9/01/14	285	309,450

		3,796,726

Puerto Rico – 1.8%
Puerto Rico 5.00%, 7/01/11	515	513,069
5.25%, 7/01/12	700	696,157
Puerto Rico FGIC 5.50%, 7/01/12	220	220,777
Puerto Rico Hsg Fin Auth (Vivienda Modernization Sch Proj) Series 2008 4.75%, 10/01/11	230	229,211
Puerto Rico Pub Fin Corp. Series A 5.75%, 8/01/27(b)	520	511,664

		2,170,878

Texas – 3.3%
Austin Elec Util Sys FSA 5.00%, 11/15/13	555	619,241
Austin ISD 5.00%, 8/01/14	890	1,007,177
North Texas Tollway Auth Series 2008H-1 5.00%, 1/01/43(b)	225	227,250

68	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Preservation—Portfolio of Investments

Company	Principal Amount (000)	U.S. $ Value

SA Energy Acquisition Pub Fac Corp. Series 2007 5.50%, 8/01/22	$460	$359,067
San Antonio FGIC 5.50%, 5/15/16	1,540	1,783,166

		3,995,901

Virginia – 1.9%
Fairfax Cnty Econ Dev Auth (Oqden Martin Sys) AMBAC Series 1998 6.10%, 2/01/11	280	293,104
Hampton MBIA Series 2007 5.00%, 1/15/16	1,000	1,142,520
Virginia Pub Bldg Auth 5.00%, 8/01/10	850	896,563

		2,332,187

Washington – 4.1%
Energy Northwest (Benneville Pwr Admin) Series 2008D 5.00%, 7/01/11-7/01/12	3,285	3,556,787
Energy Northwest (Benneville Pwr Admin) FGIC Series 2004 5.25%, 7/01/10	590	619,866
Energy Northwest (Benneville Pwr Admin) FSA Series 2001A 5.50%, 7/01/12	145	157,992
Washington Series 2009A 5.00%, 7/01/15	570	649,646

		4,984,291

Wisconsin – 0.5%
Wisconsin MBIA Series A 5.00%, 5/01/13	535	595,102

Total Municipal Obligations (cost $83,512,992)		84,494,950

	Shares
COMMON STOCKS – 26.4%
Health Care – 5.1%
Biotechnology – 1.6%
Actelion Ltd.(f)	420	19,863
Amgen, Inc.(f)	4,500	220,185
Celgene Corp.(f)	7,425	332,120

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	69

Tax-Managed Wealth Preservation—Portfolio of Investments

Company	Shares	U.S. $ Value

CSL Ltd./Australia(g)	1,519	$35,129
Genentech, Inc.(f)	8,000	684,400
Gilead Sciences, Inc.(f)	14,175	635,040

		1,926,737

Health Care Equipment & Supplies – 0.5%
Alcon, Inc.	1,500	123,540
Baxter International, Inc.	4,125	210,004
Becton Dickinson & Co.	2,525	156,272
Boston Scientific Corp.(f)	3,900	27,378
Covidien Ltd.	1,300	41,171

		558,365

Health Care Providers & Services – 0.3%
Cardinal Health, Inc.	2,400	77,880
Celesio AG(g)	400	8,249
Fresenius Medical Care AG	500	20,386
Medco Health Solutions, Inc.(f)	6,250	253,625

		360,140

Pharmaceuticals – 2.7%
Abbott Laboratories	5,725	271,022
AstraZeneca PLC(g)	2,282	72,366
Bayer AG(g)	4,107	196,687
Bristol-Myers Squibb Co.	4,900	90,209
Eli Lilly & Co.	4,300	126,334
GlaxoSmithKline PLC(g)	8,366	126,886
Johnson & Johnson	6,700	335,000
Merck & Co., Inc.	11,000	266,200
Novartis AG(g)	4,613	168,298
Novo Nordisk A/S – Class B	2,140	104,204
Pfizer, Inc.	28,400	349,604
Roche Holding AG(g)	445	50,515
Sanofi-Aventis SA(g)	4,230	217,409
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	15,560	693,665
Wyeth	4,700	191,854

		3,260,253

		6,105,495

Consumer Staples – 3.7%
Beverages – 0.7%
The Coca-Cola Co.	4,650	189,953
Coca-Cola Enterprises, Inc.	7,200	82,656
Constellation Brands, Inc. – Class A(f)	4,600	60,030
Molson Coors Brewing Co. – Class B	2,400	84,552
Pepsi Bottling Group, Inc.	3,700	68,450
PepsiCo, Inc.	6,875	330,962
Pernod-Ricard SA(g)	536	29,186

		845,789

70	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Preservation—Portfolio of Investments

Company	Shares	U.S. $ Value

Food & Staples Retailing – 0.9%
Aeon Co. Ltd.(g)	3,800	$22,445
Costco Wholesale Corp.	6,165	261,026
Delhaize Group(g)	500	28,869
Koninklijke Ahold NV(g)	4,780	53,039
The Kroger Co.	4,500	93,015
Safeway, Inc.	4,900	90,650
Supervalu, Inc.	2,300	35,903
Tesco PLC(g)	29,736	141,020
Wal-Mart Stores, Inc.	7,350	361,914

		1,087,881

Food Products – 0.7%
Archer-Daniels-Midland Co.	6,500	173,290
Associated British Foods PLC(g)	4,800	44,492
Bunge Ltd.	2,900	135,952
ConAgra Foods, Inc.	1,300	19,604
Del Monte Foods Co.	3,500	25,025
General Mills, Inc.	2,750	144,320
The JM Smucker Co.	1,100	40,832
Kraft Foods, Inc. – Class A	1,100	25,058
Nestle SA(g)	5,797	189,506
Unilever PLC(g)	4,837	93,440

		891,519

Household Products – 0.8%
Colgate-Palmolive Co.	4,575	275,323
Procter & Gamble Co.	9,500	457,615
Reckitt Benckiser PLC(g)	4,725	180,805

		913,743

Tobacco – 0.6%
Altria Group, Inc.	10,200	157,488
British American Tobacco PLC(g)	6,947	177,568
Lorillard, Inc.	1,200	70,128
Philip Morris International, Inc.	6,325	211,698
Reynolds American, Inc.	1,900	63,802

		680,684

		4,419,616

Energy – 3.5%
Energy Equipment & Services – 0.4%
Cameron International Corp.(f)	2,825	54,466
ENSCO International, Inc.	400	9,832
Schlumberger Ltd.	11,750	447,205

		511,503

Oil, Gas & Consumable Fuels – 3.1%
Apache Corp.	5,200	307,268
BG Group PLC(g)	11,524	164,729
BP PLC(g)	20,600	131,238

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	71

Tax-Managed Wealth Preservation—Portfolio of Investments

Company	Shares	U.S. $ Value

Chevron Corp.	7,500	$455,325
China Petroleum & Chemical Corp. – Class H	84,000	42,974
ConocoPhillips	7,500	280,125
Devon Energy Corp.	2,900	126,643
ENI SpA(g)	3,400	67,863
EOG Resources, Inc.	6,925	346,527
Exxon Mobil Corp.	11,200	760,480
LUKOIL (London) (Sponsored) (ADR)	850	26,909
LUKOIL (Sponsored) (ADR)	850	27,234
Nexen, Inc.(g)	803	10,970
Nippon Mining Holdings, Inc.(g)	4,000	13,892
Occidental Petroleum Corp.	1,500	77,805
Petro-Canada(g)	2,800	61,801
Petroleo Brasileiro SA (ADR)	3,788	105,041
PTT PCL	4,500	19,406
Royal Dutch Shell PLC (Euronext Amsterdam) – Class A(g)	6,443	140,855
Royal Dutch Shell PLC (London Virt-X) – Class A	6,120	134,361
StatoilHydro ASA(g)	11,064	183,692
Sunoco, Inc.	800	26,760
Tatneft (Sponsored) (GDR)	500	17,800
Total SA(g)	4,711	221,330

		3,751,028

		4,262,531

Financials – 3.5%
Capital Markets – 1.0%
Bank of New York Mellon Corp.	900	19,953
The Blackstone Group LP	2,250	10,958
The Charles Schwab Corp.	7,850	99,774
Credit Suisse Group AG(g)	5,124	124,697
Deutsche Bank AG(g)	2,250	58,001
Franklin Resources, Inc.	2,505	114,729
The Goldman Sachs Group, Inc.	5,325	485,001
Julius Baer Holding AG(g)	2,291	52,807
Man Group PLC(g)	27,486	66,854
Morgan Stanley	8,600	168,044
UBS AG (Swiss Virt-X)(f)(g)	4,919	46,061

		1,246,879

Commercial Banks – 0.7%
ABSA Group Ltd.	1,100	9,632
Australia & New Zealand Banking Group Ltd.(g)	4,800	40,205
Banco do Brasil SA	4,000	23,166
Banco Santander Central Hispano SA(g)	9,675	59,104
BNP Paribas SA(g)	1,750	56,674
Credit Agricole SA(g)	6,006	58,162
Fifth Third Bancorp	6,300	13,293

72	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Preservation—Portfolio of Investments

Company	Shares	U.S. $ Value

Hana Financial Group, Inc.	1,100	$13,018
HSBC Holdings PLC(g)	10,000	69,551
Industrial & Commercial Bank of China Ltd. – Class H	114,000	45,914
Intesa Sanpaolo SpA(g)	19,100	46,488
KB Financial Group, Inc.(f)	1,800	34,510
Lloyds Banking Group PLC(g)	25,282	20,754
National Australia Bank Ltd.(g)	2,500	28,081
Nordea Bank AB(g)	3,800	18,946
Societe Generale – Class A(g)	1,950	60,445
Standard Bank Group Ltd.	2,900	18,555
Standard Chartered PLC(g)	4,154	39,149
Sumitomo Mitsui Financial Group, Inc.(g)	1,500	47,552
SunTrust Banks, Inc.	900	10,827
U.S. Bancorp	4,700	67,257
Unibanco - Uniao de Bancos Brasileiros SA (Sponsored) (ADR)	175	9,158

		790,441

Consumer Finance – 0.1%
Capital One Financial Corp.	4,500	54,225

Diversified Financial Services – 0.6%
Bank of America Corp.	20,200	79,790
CME Group, Inc. – Class A	1,185	216,144
ING Group(g)	5,100	23,054
JP Morgan Chase & Co.	18,825	430,151

		749,139

Insurance – 1.1%
ACE Ltd.	2,100	76,671
Allianz SE(g)	1,300	86,829
Allstate Corp.	7,500	126,225
Aviva PLC(g)	11,072	45,489
Everest Re Group Ltd.	425	27,680
Fidelity National Financial, Inc. – Class A	1,800	29,826
Genworth Financial, Inc. – Class A	6,000	7,260
Hartford Financial Services Group, Inc.	6,100	37,210
Lincoln National Corp.	2,400	20,616
MetLife, Inc.	9,000	166,140
Muenchener Rueckversicherungs AG(g)	1,180	143,510
PartnerRe Ltd.	1,000	61,900
Prudential Financial, Inc.	3,800	62,358
QBE Insurance Group Ltd.(g)	7,948	95,460
Sun Life Financial, Inc.(g)	1,300	20,345
The Travelers Co., Inc.	5,000	180,750
Unum Group	5,000	50,900
XL Capital Ltd. – Class A	4,900	16,219
Zurich Financial Services AG(g)	140	19,827

		1,275,215

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	73

Tax-Managed Wealth Preservation—Portfolio of Investments

Company	Shares	U.S. $ Value

Real Estate Management & Development – 0.0%
China Overseas Land & Investment Ltd.	14,000	$18,285
Lend Lease Corp. Ltd.(g)	3,200	10,822
New World Development Co., Ltd.	28,000	24,991

		54,098

		4,169,997

Information Technology – 3.4%
Communications Equipment – 0.9%
Cisco Systems, Inc.(f)	27,675	403,225
Corning, Inc.	9,600	101,280
Motorola, Inc.	30,800	108,416
Nokia OYJ(g)	4,800	44,978
QUALCOMM, Inc.	12,450	416,203
Telefonaktiebolaget LM Ericsson – Class B(g)	7,000	56,698

		1,130,800

Computers & Peripherals – 1.2%
Apple, Inc.(f)	6,425	573,817
Compal Electronics, Inc. (GDR)(h)	11,520	33,309
Fujitsu Ltd.(g)	11,000	37,257
Hewlett-Packard Co.	23,850	692,365
Lexmark International, Inc. – Class A(f)	1,800	30,852
Toshiba Corp.(g)	13,000	31,497
Western Digital Corp.(f)	2,900	39,614

		1,438,711

Electronic Equipment, Instruments & Components – 0.1%
AU Optronics Corp.	57,000	41,522
Hitachi Ltd.(g)	7,000	17,431
Kyocera Corp.(g)	400	23,490
Tyco Electronics Ltd.	3,500	33,180

		115,623

Internet Software & Services – 0.7%
Google, Inc. – Class A(f)	2,455	829,765
Tencent Holdings Ltd.	4,400	25,137

		854,902

Semiconductors & Semiconductor Equipment – 0.2%
Intel Corp.	7,425	94,594
Nvidia Corp.(f)	7,800	64,584
Samsung Electronics Co. Ltd.	210	64,589
United Microelectronics Corp.	91,657	20,210

		243,977

Software – 0.3%
Microsoft Corp.	8,825	142,524
Nintendo Co. Ltd.(g)	200	57,100

74	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Preservation—Portfolio of Investments

Company	Shares	U.S. $ Value

SAP AG(g)	784	$25,082
Symantec Corp.(f)	6,200	85,746

		310,452

		4,094,465

Consumer Discretionary – 2.4%
Auto Components – 0.0%
Autoliv, Inc.	1,900	28,272
Denso Corp.	1,500	28,480

		56,752

Automobiles – 0.2%
Honda Motor Co. Ltd.(g)	6,900	164,998
Isuzu Motors Ltd.(g)	8,000	7,762
Nissan Motor Co. Ltd.(g)	17,100	52,202
Renault SA(g)	2,000	28,719
Toyota Motor Corp.(g)	1,400	44,841

		298,522

Distributors – 0.0%
Li & Fung Ltd.	6,000	13,002

Hotels, Restaurants & Leisure – 0.4%
Carnival PLC	1,820	36,883
Compass Group PLC(g)	6,104	26,818
McDonald’s Corp.	7,125	372,281
TUI Travel PLC(g)	6,300	19,840

		455,822

Household Durables – 0.1%
Sharp Corp.(g)	7,000	54,043
Sony Corp.(g)	1,900	31,817

		85,860

Leisure Equipment & Products – 0.0%
Namco Bandai Holdings, Inc.(g)	1,500	13,714

Media – 0.9%
British Sky Broadcasting Group PLC(g)	4,721	31,470
CBS Corp. – Class B	17,400	74,298
Comcast Corp. – Class A	5,800	75,748
Gannett Co., Inc.	7,400	23,976
Lagardere SCA(g)	900	29,130
News Corp. – Class A	23,900	132,884
Pearson PLC	818	7,676
SES SA (FDR)(g)	3,662	67,073
Time Warner Cable, Inc. – Class A(f)	2,700	49,221
Time Warner, Inc.	31,800	242,634
Viacom, Inc. – Class B(f)	3,500	53,865
The Walt Disney Co.	16,625	278,801

		1,066,776

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	75

Tax-Managed Wealth Preservation—Portfolio of Investments

Company	Shares	U.S. $ Value

Multiline Retail – 0.3%
JC Penney Co., Inc.	3,000	$45,990
Kohl’s Corp.(f)	6,600	231,924
Macy’s, Inc.	5,300	41,711
Next PLC(g)	1,800	29,849

		349,474

Specialty Retail – 0.4%
AutoNation, Inc.(f)	3,700	36,926
Foot Locker, Inc.	2,800	23,268
The Gap, Inc.	3,100	33,449
Hennes & Mauritz AB – Class B(g)	1,100	40,804
Home Depot, Inc.	8,800	183,832
Kingfisher PLC(g)	15,288	27,397
Limited Brands, Inc.	7,400	56,906
Lowe’s Cos, Inc.	3,800	60,192
TJX Cos, Inc.	3,600	80,172

		542,946

Textiles, Apparel & Luxury Goods – 0.1%
Jones Apparel Group, Inc.	5,400	14,526
Nike, Inc. – Class B	1,400	58,142

		72,668

		2,955,536

Industrials – 1.5%
Aerospace & Defense – 0.4%
BAE Systems PLC(g)	22,590	119,263
Bombardier, Inc. – Class B(g)	5,900	13,728
European Aeronautic Defence & Space Co., NV(g)	1,550	22,504
General Dynamics Corp.	175	7,669
Honeywell International, Inc.	2,175	58,355
Lockheed Martin Corp.	2,200	138,842
United Technologies Corp.	1,400	57,162

		417,523

Airlines – 0.1%
Deutsche Lufthansa AG(g)	3,400	36,952
Qantas Airways Ltd.(g)	14,684	14,504
UAL Corp.(f)	7,100	34,861

		86,317

Construction & Engineering – 0.1%
China Railway Construction Corp. Ltd. – Class H(f)	19,900	24,028
Fluor Corp.	1,150	38,237
Jacobs Engineering Group, Inc.(f)	1,500	50,610

		112,875

76	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Preservation—Portfolio of Investments

Company	Shares	U.S. $ Value

Electrical Equipment – 0.2%
Cooper Industries Ltd. – Class A	1,300	$27,417
Emerson Electric Co.	7,975	213,331
Furukawa Electric Co. Ltd.(g)	3,000	7,778
Schneider Electric SA(g)	738	44,055

		292,581

Industrial Conglomerates – 0.2%
General Electric Co.	23,800	202,538
Koninklijke Philips Electronics NV(g)	2,150	34,377
Tyco International Ltd.	3,000	60,150

		297,065

Machinery – 0.3%
Atlas Copco AB – Class A(g)	6,799	46,905
Crane Co.	1,600	24,128
Cummins, Inc.	300	6,240
Danaher Corp.	1,200	60,912
Dover Corp.	2,200	54,868
NGK Insulators Ltd.(g)	2,000	26,306
Terex Corp.(f)	3,100	27,652
Vallourec(g)	300	23,350
Volvo AB – Class B(g)	6,900	28,856

		299,217

Road & Rail – 0.0%
East Japan Railway Co.(g)	700	41,921

Trading Companies & Distributors – 0.2%
Mitsubishi Corp.(g)	7,700	95,799
Mitsui & Co. Ltd.(g)	14,000	128,961

		224,760

		1,772,259

Telecommunication Services – 1.4%
Diversified Telecommunication Services – 1.0%
AT&T, Inc.	19,200	456,384
BCE, Inc.(g)	2,200	42,938
Deutsche Telekom AG – Class W(g)	10,210	122,762
France Telecom SA(g)	3,000	67,043
Nippon Telegraph & Telephone Corp.(g)	1,300	55,587
Telecom Italia SpA (ordinary shares)(g)	36,500	44,366
Telecom Italia SpA (savings shares)(g)	28,200	26,820
Telefonica SA(g)	12,809	235,738
Telstra Corp. Ltd.(g)	15,300	34,481
TELUS Corp. – Class A(g)	800	20,010
Verizon Communications, Inc.	4,900	139,797

		1,245,926

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	77

Tax-Managed Wealth Preservation—Portfolio of Investments

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 0.4%
China Mobile Ltd.	2,500	$21,720
KDDI Corp.(g)	6	31,432
NTT Docomo, Inc.(g)	20	31,157
Sprint Nextel Corp.(f)	31,000	101,990
Vodafone Group PLC(g)	139,915	247,912

		434,211

		1,680,137

Materials – 1.1%
Chemicals – 0.6%
Air Products & Chemicals, Inc.	625	28,906
BASF SE(g)	2,100	57,884
Eastman Chemical Co.	2,300	47,242
JSR Corp.	1,700	19,954
Mitsubishi Chemical Holdings Corp.(g)	10,000	33,966
Monsanto Co.	6,300	480,501
Syngenta AG(g)	512	109,454

		777,907

Construction Materials – 0.1%
CRH PLC (Dublin)	2,813	57,772
CRH PLC (London)(g)	400	8,147

		65,919

Containers & Packaging – 0.0%
Owens-Illinois, Inc.(f)	2,300	35,466

Metals & Mining – 0.4%
Antofagasta PLC(g)	3,100	19,398
ArcelorMittal (Euronext Amsterdam)(g)	3,505	67,180
Barrick Gold Corp.(g)	1,602	48,418
BHP Billiton Ltd.(g)	2,500	45,016
BHP Billiton PLC(g)	5,129	79,935
Cia Vale do Rio Doce – Class B (ADR)	5,700	73,473
JFE Holdings, Inc.(g)	1,800	38,948
Jiangxi Copper Co. Ltd. – Class H	14,000	10,003
MMC Norilsk Nickel (ADR)	3,500	16,306
Sumitomo Metal Mining Co. Ltd.(g)	2,000	19,964

		418,641

Paper & Forest Products – 0.0%
Svenska Cellulosa AB – Class B(g)	3,900	25,242

		1,323,175

Utilities – 0.8%
Electric Utilities – 0.2%
American Electric Power Co., Inc.	3,100	86,955
CLP Holdings Ltd.	1,500	11,089
E.ON AG(g)	5,066	129,511

78	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Preservation—Portfolio of Investments

Company	Shares	U.S. $ Value

Pepco Holdings, Inc.	1,900	$28,500
The Tokyo Electric Power Co., Inc.(g)	800	22,584

		278,639

Gas Utilities – 0.0%
Atmos Energy Corp.	600	13,098

Independent Power Producers & Energy Traders – 0.0%
Reliant Energy, Inc.(f)	12,600	43,596

Multi-Utilities – 0.6%
A2A SpA(g)	19,500	28,021
Alliant Energy Corp.	2,500	57,825
Centrica PLC(g)	35,046	134,775
CMS Energy Corp.	1,700	18,802
Consolidated Edison, Inc.	700	25,347
Dominion Resources, Inc.	1,350	40,743
DTE Energy Co.	1,400	37,478
GDF Suez(g)	3,006	94,929
National Grid PLC(g)	10,916	97,170
NiSource, Inc.	1,200	10,500
RWE AG(g)	290	18,215
Wisconsin Energy Corp.	2,200	87,604
Xcel Energy, Inc.	2,800	49,672

		701,081

		1,036,414

Total Common Stocks (cost $43,112,327)		31,819,625

RIGHTS – 0.0%
Financials – 0.0%
Commercial Banks – 0.0%
Shinhan Financial Group Co. Ltd.(f)	189	394

Diversified Financial Services – 0.0%
Fortis(f)(g)	2,900	0

Total Rights (cost $0)		394

SHORT-TERM INVESTMENTS — 3.9%
Investment Companies – 3.9%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(i) (cost $4,686,790)	4,686,790	4,686,790

Total Investments – 100.6% (cost $131,312,109)		121,001,759
Other assets less liabilities – (0.6)%		(761,141)

Net Assets – 100.0%		$120,240,618

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	79

Tax-Managed Wealth Preservation—Portfolio of Investments

INTEREST RATE SWAP TRANSACTIONS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Barclays Bank	$5,000	7/29/13	1.830%	CPI	#	$(368,677)
Barclays Bank	4,000	8/11/15	2.030%	CPI	#	(292,684)
Morgan Stanley	1,500	10/31/18	1.850%	CPI	#	(41,119)

FINANCIAL FUTURES CONTRACTS (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	2	March 2009	$62,378	$50,076	$(12,302)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 3/16/09	109	$76,998	$69,634	$(7,364)
British Pound settling 3/16/09	128	176,903	183,236	6,333
British Pound settling 3/16/09	75	103,654	107,365	3,711
British Pound settling 3/16/09	52	72,494	74,439	1,945
British Pound settling 3/16/09	56	80,307	80,166	(141)
British Pound settling 3/16/09	140	199,507	199,698	191
British Pound settling 3/16/09	72	103,725	103,070	(655)
Canadian Dollar settling 3/16/09	18	14,272	14,149	(123)
Euro settling 3/16/09	49	67,394	62,115	(5,279)
Euro settling 3/16/09	82	114,165	103,947	(10,218)
Euro settling 3/16/09	55	76,515	69,720	(6,795)
Euro settling 3/16/09	314	436,830	398,039	(38,791)
Euro settling 3/16/09	40	54,380	50,706	(3,674)
Euro settling 3/16/09	30	40,785	38,029	(2,756)
Euro settling 3/16/09	499	683,780	632,553	(51,227)
Euro settling 3/16/09	25	33,012	31,691	(1,321)
Japanese Yen settling 3/16/09	2,741	27,827	28,092	265
Japanese Yen settling 3/16/09	4,362	44,699	44,705	6
Japanese Yen settling 3/16/09	3,560	37,641	36,486	(1,155)
Japanese Yen settling 3/16/09	3,438	36,201	35,235	(966)
Japanese Yen settling 3/16/09	2,484	26,770	25,458	(1,312)
Japanese Yen settling 3/16/09	5,616	60,891	57,557	(3,334)
Japanese Yen settling 3/16/09	2,688	29,019	27,549	(1,470)
Japanese Yen settling 3/16/09	2,578	29,511	26,421	(3,090)
Japanese Yen settling 3/16/09	5,553	61,264	56,911	(4,353)
Japanese Yen settling 3/16/09	9,688	106,683	99,290	(7,393)
Japanese Yen settling 3/16/09	7,166	77,253	73,443	(3,810)
Japanese Yen settling 3/16/09	72,147	792,032	739,418	(52,614)
Japanese Yen settling 3/16/09	9,219	103,724	94,483	(9,241)
Japanese Yen settling 6/15/09	4,618	51,260	47,431	(3,829)
Japanese Yen settling 6/15/09	10,374	115,153	106,551	(8,602)
New Zealand Dollar settling 3/16/09	117	69,024	58,545	(10,479)
Norwegian Krone settling 3/16/09	946	129,546	134,525	4,979

80	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Preservation—Portfolio of Investments

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Norwegian Krone settling 3/16/09	297	$42,188	$42,235	$47
Norwegian Krone settling 3/16/09	929	132,781	132,108	(673)
Norwegian Krone settling 6/15/09	387	56,135	54,884	(1,251)
Norwegian Krone settling 6/15/09	1,332	193,130	188,903	(4,227)
Swedish Krona settling 3/16/09	367	46,571	40,743	(5,828)
Swedish Krona settling 3/16/09	111	13,283	12,323	(960)
Swedish Krona settling 3/16/09	940	114,201	104,356	(9,845)

Sale Contracts:
British Pound settling 3/16/09	74	109,395	105,575	3,820
British Pound settling 3/16/09	16	24,595	22,904	1,691
British Pound settling 3/16/09	8	11,303	11,094	209
British Pound settling 3/16/09	47	71,759	67,282	4,477
British Pound settling 3/16/09	90	132,282	128,838	3,444
British Pound settling 3/16/09	30	43,880	42,946	934
British Pound settling 3/16/09	170	246,288	243,360	2,928
British Pound settling 3/16/09	28	40,638	40,083	555
British Pound settling 3/16/09	17	25,636	24,336	1,300
British Pound settling 3/16/09	907	1,381,017	1,298,397	82,620
Canadian Dollar settling 3/16/09	16	12,942	12,576	366
Canadian Dollar settling 3/16/09	25	20,200	19,650	550
Canadian Dollar settling 3/16/09	128	101,130	100,217	913
Canadian Dollar settling 3/16/09	25	20,182	19,650	532
Canadian Dollar settling 3/16/09	33	27,156	25,939	1,217
Canadian Dollar settling 3/16/09	53	43,388	41,659	1,729
Canadian Dollar settling 6/15/09	26	21,087	20,451	636
Euro settling 3/16/09	55	68,772	69,720	(948)
Euro settling 3/16/09	31	40,475	39,297	1,178
Euro settling 3/16/09	354	458,182	448,745	9,437
Euro settling 3/16/09	61	78,952	77,326	1,626
Euro settling 3/16/09	12	15,724	15,212	512
Euro settling 3/16/09	29	37,190	36,762	428
Euro settling 3/16/09	60	77,822	76,059	1,763
Euro settling 3/16/09	35	45,307	44,368	939
Euro settling 3/16/09	49	62,364	62,114	250
Euro settling 6/15/09	33	42,694	41,828	866
Euro settling 6/15/09	228	287,757	288,993	(1,236)
Japanese Yen settling 3/16/09	6,077	67,847	62,282	5,565
Japanese Yen settling 3/16/09	4,413	49,294	45,228	4,066
Japanese Yen settling 3/16/09	1,805	20,189	18,499	1,690
Japanese Yen settling 3/16/09	4,849	50,034	49,696	338
Norwegian Krone settling 3/16/09	1,243	179,632	176,760	2,872
Swedish Krona settling 3/16/09	51	6,176	5,662	514
Swedish Krona settling 3/16/09	91	10,751	10,102	649
Swedish Krona settling 3/16/09	225	28,823	24,979	3,844
Swedish Krona settling 3/16/09	1,051	134,637	116,679	17,958
Swedish Krona settling 3/16/09	213	27,359	23,647	3,712
Swedish Krona settling 6/15/09	487	57,197	54,120	3,077
Swedish Krona settling 6/15/09	1,125	127,329	125,020	2,309
Swiss Franc settling 3/16/09	19	15,599	16,245	(646)
Swiss Franc settling 3/16/09	15	12,311	12,825	(514)
Swiss Franc settling 3/16/09	27	23,341	23,085	256
Swiss Franc settling 3/16/09	33	30,496	28,215	2,281
Swiss Franc settling 3/16/09	25	22,811	21,375	1,436
Swiss Franc settling 3/16/09	294	269,836	251,370	18,466

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	81

Tax-Managed Wealth Preservation—Portfolio of Investments

(a)	Floating Rate Security. Stated interest rate was in effect at February 28, 2009.
(b)	Variable rate coupon, rate shown as of February 28, 2009.

(c)	When-Issued or delayed delivery security.

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 28, 2009 and the aggregate market value of these securities amounted to $25,000 or 0.0% of net assets.

(f)	Non-income producing security.

(g)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $7,854,021.

(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the market value of this security amounted to $33,309 or 0.0% of net assets.

(i)	Investment in affiliated money market mutual fund.

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

As of February 28, 2009, the Strategy held 70.2% of its total investments in municipal bonds. Of the total investments in municipal bonds, 61.7% is insured (21.5% of this amount represents the Strategy’s holding in pre-refunded insured bonds).

Glossary:

ACA – ACA Capital

ADR – American Depositary Receipt

AMBAC – American Bond Assurance Corporation

AMT – Alternative Minimum Tax (subject to)

EDA – Economic Development Agency

FDR – Fiduciary Depositary Receipt

FGIC – Financial Guaranty Insurance Company

FSA – Financial Security Assurance Inc.

GDR – Global Depositary Receipt

HEFA – Health & Education Facility Authority

IDA – Industrial Development Authority/Agency

ISD – Independent School District

MBIA – Municipal Bond Investors Assurance

PCR – Pollution Control Revenue Bond

RADIAN – Radian Group, Inc.

See notes to financial statements.

82	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Tax-Managed Wealth Preservation—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

February 28, 2009 (unaudited)

	Wealth Appreciation Strategy		Balanced Wealth Strategy		Wealth Preservation Strategy
Assets
Investments in securities, at value
Unaffiliated issuers (cost $517,285,823, $279,846,311 and $126,625,319, respectively)	$388,580,130		$241,467,460		$116,314,969
Affiliated issuers (cost $2,787, $1,916,193 and $4,686,790, respectively)	2,787		1,916,193		4,686,790
Cash(a)	32,259		8,798		5,865
Foreign currencies, at value (cost $187,602, $302,901 and $72,930, respectively)	186,948		298,196		72,166
Receivable of investment securities sold and foreign currency transactions	8,108,881		1,857,458		518,008
Receivable for shares of beneficial interest sold	5,935,894		426,697		256,782
Unrealized appreciation of forward currency exchange contracts	3,705,646		735,092		211,430
Dividends and interest receivable	1,461,723		2,002,232		967,667
Unrealized appreciation of swap contracts	– 0	–	50,339		– 0	–

Total assets	408,014,268		248,762,465		123,033,677

Liabilities
Payable for investment securities purchased and foreign currency transactions	4,797,996		1,804,566		1,268,688
Unrealized depreciation of forward currency exchange contracts	4,385,462		894,304		266,120
Payable for shares of beneficial interest redeemed	3,826,637		1,827,801		234,373
Advisory fee payable	244,901		113,405		45,112
Distribution fee payable	48,607		110,370		56,004
Transfer Agent fee payable	8,505		18,178		10,708
Payable for variation margin on futures contracts	5,604		1,507		984
Unrealized depreciation of swap contracts	– 0	–	– 0	–	702,480
Accrued expenses and other liabilities	95,572		115,914		208,590	(b)

Total liabilities	13,413,284		4,886,045		2,793,059

Net Assets	$394,600,984		$243,876,420		$120,240,618

Composition of Net Assets
Shares of beneficial interest, at par	$547		$263		$128
Additional paid-in capital	717,692,747		317,581,571		139,453,782
Undistributed net investment income	1,017,048		1,554,313		805,761
Accumulated net realized loss on investment and foreign currency transactions	(194,680,534)		(36,753,457)		(8,937,774)
Net unrealized depreciation on investments and foreign currency denominated assets and liabilities	(129,428,824)		(38,506,270)		(11,081,279)

Net Assets	$394,600,984		$243,876,420		$120,240,618

See notes to financial statements.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	83

Statement of Assets & Liabilities

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

	Net Assets	Shares Outstanding	Net Asset Value
Wealth Appreciation Strategy
Class A	$58,655,031	8,149,425	$7.20	*

Class B	$10,257,993	1,445,456	$7.10

Class C	$26,730,377	3,763,142	$7.10

Advisor Class	$298,957,583	41,378,924	$7.22

Balanced Wealth Strategy

Class A	$152,421,489	16,426,662	$9.28	*

Class B	$30,202,993	3,253,205	$9.28

Class C	$54,672,433	5,873,656	$9.31

Advisor Class	$6,579,505	708,316	$9.29

Wealth Preservation Strategy

Class A	$67,257,576	7,227,562	$9.31	*

Class B	$17,757,765	1,862,849	$9.53

Class C	$29,216,419	3,061,088	$9.54

Advisor Class	$6,008,858	644,357	$9.33

*	The maximum offering price per share for Class A shares of Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy were $7.52, $9.69 and $9.72, respectively, which reflects a sales charge of 4.25%.

(a)	Amounts segregated to collateralize margin requirements for the open futures contracts outstanding at February 28, 2009.

(b)	Includes an amount of $114,997 owed to Lehman Brothers resulting from the termination of interest rate swap contracts subsequent to its bankruptcy filing on September 15, 2008.

See notes to financial statements.

84	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2009 (unaudited)

	Wealth Appreciation Strategy		Balanced Wealth Strategy		Wealth Preservation Strategy
Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $134,919, $36,273 and $10,804, respectively)	$5,981,909		$1,515,094		$453,960
Affiliated issuers	133,284		25,895		16,693
Interest	168		3,057,788		1,832,916

Total income	6,115,361		4,598,777		2,303,569

Expenses
Advisory fee (see Note B)	1,606,270		765,672		359,979
Distribution fee—Class A	117,221		259,448		109,092
Distribution fee—Class B	72,690		178,706		101,620
Distribution fee—Class C	187,137		310,631		160,647
Transfer agency—Class A	15,921		76,789		28,912
Transfer agency—Class B	5,499		20,744		10,997
Transfer agency—Class C	9,491		29,813		13,866
Transfer agency—Advisor Class	73,340		3,373		2,281
Custodian	205,449		131,435		124,912
Registration fees	39,426		38,992		23,948
Audit	32,890		32,551		30,336
Trustees’ fees	24,277		23,199		23,910
Printing	23,340		8,478		3,520
Legal	22,498		22,479		22,458
Miscellaneous	16,133		11,415		8,354

Total expenses	2,451,582		1,913,725		1,024,832
Less: expenses waived and reimbursed by the Adviser (see Note B)	– 0	–	– 0	–	(64,163)
Less: expense offset arrangement (see Note B)	(254)		(573)		(254)

Net expenses	2,451,328		1,913,152		960,415

Net investment income	3,664,033		2,685,625		1,343,154

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(185,000,541)		(31,524,272)		(8,652,101)
Futures contracts	(48,372)		(26,635)		(15,470)
Swap contracts	– 0	–	7,484		(114,997)
Foreign currency transactions	1,539,864		244,837		81,882
Net change in unrealized appreciation/depreciation of:
Investments	(93,796,776)		(42,721,990	)(a)	(13,160,366)
Futures contracts	1,055		(3,248)		(9,321)
Swap contracts	– 0	–	21,898		(652,080)
Foreign currency denominated assets and liabilities	(685,505)		(161,534)		(54,568)

Net loss on investment and foreign currency transactions	(277,990,275)		(74,163,460)		(22,577,021)

Net Decrease in Net Assets from Operations	$(274,326,242)		$(71,477,835)		$(21,233,867)

(a)	Net of increase in accrued foreign capital gains taxes of $285.

See notes to financial statements.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	85

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Wealth Appreciation Strategy
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,664,033		$6,993,253
Net realized loss on investment and foreign currency transactions	(183,509,049)		(5,258,997)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(94,481,226)		(97,450,340)
Contributions from Adviser (see Note B)	– 0	–	1,295

Net decrease in net assets from operations	(274,326,242)		(95,714,789)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(949,866)		(1,298,708)
Class B	(24,982)		(60,581)
Class C	(64,141)		(145,228)
Advisor Class	(6,172,794)		(3,455,087)
Net realized gain on investment transactions
Class A	– 0	–	(3,858,483)
Class B	– 0	–	(801,228)
Class C	– 0	–	(1,920,754)
Advisor Class	– 0	–	(7,783,437)
Transactions in Shares of Beneficial Interest
Net increase	127,611,459		142,292,218

Total increase (decrease)	(153,926,566)		27,253,923
Net Assets
Beginning of period	548,527,550		521,273,627

End of period (including undistributed net investment income of $1,017,048 and $4,564,798, respectively)	$394,600,984		$548,527,550

See notes to financial statements.

86	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Statement of Changes in Net Assets

Balanced Wealth Strategy
Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,685,625	$6,543,825
Net realized gain (loss) on investment and foreign currency transactions	(31,298,586)	1,942,353
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(42,864,874)	(29,352,702)
Contributions from Adviser (see Note B)	– 0	–	34

Net decrease in net assets from operations	(71,477,835)	(20,866,490)
Dividends to Shareholders from
Net investment income
Class A	(1,630,833)	(4,496,220)
Class B	(195,460)	(681,040)
Class C	(334,385)	(1,068,152)
Advisor Class	(84,887)	(246,428)
Transactions in Shares of Beneficial Interest
Net decrease	(21,628,740)	(8,489,974)

Total decrease	(95,352,140)	(35,848,304)
Net Assets
Beginning of period	339,228,560	375,076,864

End of period (including undistributed net investment income of $1,554,313 and $1,114,253, respectively)	$243,876,420	$339,228,560

See notes to financial statements.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	87

Statement of Changes in Net Assets

	Wealth Preservation Strategy
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,343,154	$2,897,630
Net realized gain (loss) on investment and foreign currency transactions	(8,700,686)	1,316,560
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(13,876,335)	(7,293,363)

Net decrease in net assets from operations	(21,233,867)	(3,079,173)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(638,928)	(1,804,864)
Class B	(99,290)	(390,534)
Class C	(152,144)	(482,944)
Advisor Class	(55,807)	(177,988)
Net realized gain on investment transactions
Class A	(295,726)	(2,914,549)
Class B	(78,222)	(1,005,153)
Class C	(128,862)	(1,180,736)
Advisor Class	(23,420)	(250,127)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(6,338,554)	1,024,117

Total decrease	(29,044,820)	(10,261,951)
Net Assets
Beginning of period	149,285,438	159,547,389

End of period (including undistributed net investment income of $805,761 and $408,776, respectively)	$120,240,618	$149,285,438

See notes to financial statements.

88	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

February 28, 2009 (unaudited)

NOTE A

Significant Accounting Policies

The AllianceBernstein Portfolios (the “Trust”) was organized as a Massachusetts Business Trust on March 26, 1987 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of seven series: the AllianceBernstein Growth Fund, the Wealth Appreciation Strategy, the Balanced Wealth Strategy, the Wealth Preservation Strategy, the Tax-Managed Wealth Appreciation Strategy, the Tax-Managed Balanced Wealth Strategy and the Tax-Managed Wealth Preservation Strategy. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Tax-Managed Wealth Appreciation Strategy, the Tax-Managed Balanced Wealth Strategy and the Tax-Managed Wealth Preservation Strategy (the “Strategies”). The Strategies offer Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Fund, (ii) for purposes of dividend reinvestment, (iii) through the Strategies’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Automatic Investment Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All four classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Strategies.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	89

Notes to Financial Statements

are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Strategies’ Board of Trustees.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Strategies may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Strategies value their securities at 4:00 p.m., Eastern Time (see Note A.2).

90	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

2. Fair Value Measurements

The Strategies adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategies would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategies. Unobservable inputs reflect the Strategies’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investment
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategies’ own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategies’ investments by the above fair value hierarchy levels as of February 28, 2009:

Wealth Appreciation Strategy Level	Investments in Securities	Other Financial Instruments*
Level 1	$280,409,078	$(28,755)
Level 2	107,969,002	†	(679,816)
Level 3	204,837	– 0	–

Total	$388,582,917	$(708,571)

Balanced Wealth Strategy Level	Investments in Securities	Other Financial Instruments*
Level 1	$79,830,657	$(12,191)
Level 2	163,452,518	†	(159,212)
Level 3	100,478	50,339

Total	$243,383,653	$(121,064)

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	91

Notes to Financial Statements

Wealth Preservation Strategy Level	Investments in Securities		Other Financial Instruments*
Level 1	$27,923,296		$(12,302)
Level 2	93,059,057	†	(54,690)
Level 3	19,406		(702,480)

Total	$121,001,759		$(769,472)

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Strategies may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, these foreign equity securities investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Wealth Appreciation Strategy	Investments in Securities		Other Financial Instruments
Balance as of 8/31/08	$426,870		$	– 0	–
Accrued discounts/premiums	– 0	–		– 0	–
Realized gain (loss)	(592,528)			– 0	–
Change in unrealized appreciation/depreciation	463,264			– 0	–
Net purchases (sales)	(92,769)			– 0	–
Net transfers in and/or out of Level 3	– 0	–		– 0	–

Balance as of 2/28/09	$204,837		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 2/28/09	$(32,116	)*	$	– 0	–*

Balanced Wealth Strategy	Investments in Securities		Other Financial Instruments
Balance as of 8/31/08	$127,170			$28,441
Accrued discounts/premiums	– 0	–		– 0	–
Realized gain (loss)	(164,540)			– 0	–
Change in unrealized appreciation/depreciation	148,514			21,898
Net purchases (sales)	(10,666)			– 0	–
Net transfers in and/or out of Level 3	– 0	–		– 0	–

Balance as of 2/28/09	$100,478			$50,339

Net change in unrealized appreciation/depreciation from investments held as of 2/28/09	$934	*		$21,898	*

92	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

Wealth Preservation Strategy	Investments in Securities		Other Financial Instruments
Balance as of 8/31/08	$35,640		$(50,400)
Accrued discounts/premiums	– 0	–	– 0	–
Realized gain (loss)	(46,113)		(114,997)
Change in unrealized appreciation/depreciation	28,896		(652,080)
Net purchases (sales)	983		114,997
Net transfers in and/or out of Level 3	– 0	–	– 0	–

Balance as of 2/28/09	$19,406		$(702,480)

Net change in unrealized appreciation/depreciation from investments held as of 2/28/09	$(12,464	)*	$(702,480	)*

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments and other financial instruments in the accompanying statement of operations.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Strategies’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

4. Taxes

It is the Strategies’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Strategies may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	93

Notes to Financial Statements

repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainties in Income Taxes” (“FIN 48”), management has analyzed the Strategies’ tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Strategies’ financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Strategy is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Strategies amortize premiums and accrete discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Strategies are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Strategy represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged to each Strategy in proportion to each Strategy’s respective net assets. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

94	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Strategies pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Tax-Managed Strategy	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
Wealth Appreciation	.65%	.55%	.50%
Balanced Wealth	.55%	.45%	.40%
Wealth Preservation	.55%	.45%	.40%

Such fees are accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis as follows (the “Expense Caps”):

Tax-Managed Strategy	Class A	Class B	Class C	Advisor Class
Wealth Appreciation	1.50%	2.20%	2.20%	1.20%
Balanced Wealth	1.20%	1.90%	1.90%	.90%
Wealth Preservation	1.20%	1.90%	1.90%	.90%

For the six months ended February 28, 2009, such reimbursement amounted to $0, $0 and $64,163, for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively. The Expense Caps for both Balanced Wealth Strategy and Wealth Appreciation Strategy expired on January 1, 2009.

During the year ended August 31, 2008, the Adviser reimbursed the funds $1,295, $34 and $0, for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, for trading losses incurred due to trade entry errors.

The Strategies compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategies. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $72,038, $80,891 and $33,936 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, for the six months ended February 28, 2009.

For the six months ended February 28, 2009, the Strategies’ expenses were reduced by $254, $573 and $254 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, under an expense offset arrangement with ABIS.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	95

Notes to Financial Statements

The Strategies may invest in the AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Strategies’ transactions in shares of the Government STIF Portfolio for the six months ended February 28, 2009 is as follows:

Tax-Managed Strategy	Market Value August 31, 2008 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Dividend Income (000)	Market Value February 28, 2009 (000)
Wealth Appreciation	$14,632	$211,888	$226,517	$133	$3
Balanced Wealth	2,021	50,001	50,106	26	1,916
Wealth Preservation	1,225	30,815	27,353	17	4,687

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategies’ shares. The Distributor has advised the Strategies that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Strategy for the six months ended February 28, 2009 as follows:

	Front-End Sales Charges Class A	Contingent Deferred Sales Charges
Tax-Managed Strategy		Class A	Class B	Class C
Wealth Appreciation	$7,983	$863	$15,000	$2,386
Balanced Wealth	21,084	2,052	38,178	6,721
Wealth Preservation	10,232	1,189	13,617	11,607

Brokerage commissions paid on investment transactions for the six months ended February 28, 2009 amounted to $392,785, $72,731 and $21,714 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, of which $0 and $461; $0 and $0; and $0 and $0 were paid by the Wealth Appreciation Strategy, Balanced Wealth Strategy, and Wealth Preservation Strategy, respectively, to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Plans

The Strategies have adopted a Plan for each class of shares of the Strategies pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan” and collectively the “Plans”). Under the Plans, the Strategies pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Strategies’ average daily net assets attributable to Class A shares and 1% of the Strategies’ average daily net assets attributable to both Class B and Class C shares.

96	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of the Strategies’ average daily net assets attributable to Class A shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Strategies are not obligated under the Agreement to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Agreement is to compensate the Distributor for its distribution services with respect to the sale of the Strategies’ shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Agreement during any year may be more or less than its actual expenses. For this reason, the Agreement is characterized by the staff of the Securities Exchange Commission as being a “compensation” plan.

In the event that the Agreement is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Strategy to the Distributor with respect to the relevant class. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Strategies’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended February 28, 2009, were as follows:

Tax-Managed Strategy	Purchases	Sales
Wealth Appreciation	$434,856,257	$300,866,223
Balanced Wealth	69,759,114	87,830,327
Wealth Preservation	31,671,998	38,949,027

There were no investment transactions in U.S. government securities during the six months ended February 28, 2009.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures, foreign currency and swap transactions) are as follows:

	Gross Unrealized		Net Unrealized (Depreciation)
Tax-Managed Strategy	Appreciation	(Depreciation)
Wealth Appreciation	$8,071,524	$(136,777,217)	$(128,705,693)
Balanced Wealth	9,304,312	(47,683,163)	(38,378,851)
Wealth Preservation	3,317,184	(13,627,534)	(10,310,350)

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	97

Notes to Financial Statements

1. Financial Futures Contracts

The Strategies may buy or sell financial futures contracts for the purpose of hedging their Strategies against adverse effects of anticipated movements in the market. The Strategy bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Strategy may also purchase or sell futures contracts for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Strategy enters into a futures contract, the Strategy deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Pursuant to the contract, the Strategy agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Strategy as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Strategy records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Forward Currency Exchange Contracts

The Strategies may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Strategy.

The Strategies’ custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Strategy having a value at least equal to the aggregate amount of the Strategies’ commitments under forward currency exchange contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Strategy has in that particular currency contract.

98	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

3. Swap Agreements

The Strategies may enter into swaps to hedge their exposure to interest rates, credit risk, or currencies. The Strategy may also enter into swaps for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Strategy, and/or the termination value at the end of the contract. Therefore, the Strategy considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Strategy accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

4. Currency Transactions

The Strategy may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Strategy may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and options. The Strategy may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Strategy and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Strategy may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	99

Notes to Financial Statements

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Wealth Appreciation Strategy
	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

Class A
Shares sold	1,370,065	2,373,603	$12,465,678	$35,279,696

Shares issued in reinvestment of dividends and distributions	97,198	298,252	862,147	4,533,424

Shares converted from Class B	30,283	99,650	272,127	1,476,589

Shares redeemed	(2,700,754)	(2,470,523)	(25,885,455)	(35,799,794)

Net increase (decrease)	(1,203,208)	300,982	$(12,285,503)	$5,489,915

Class B
Shares sold	85,616	151,144	$807,464	$2,222,735

Shares issued in reinvestment of dividends and distributions	2,581	53,481	22,607	799,535

Shares converted to Class A	(30,888)	(101,681)	(272,127)	(1,476,589)

Shares redeemed	(370,141)	(332,226)	(3,336,367)	(4,708,128)

Net decrease	(312,832)	(229,282)	$(2,778,423)	$(3,162,447)

Class C
Shares sold	450,451	781,464	$3,953,914	$11,497,733

Shares issued in reinvestment of dividends and distributions	6,321	122,407	55,372	1,831,217

Shares redeemed	(1,257,097)	(848,645)	(11,362,241)	(11,844,795)

Net increase (decrease)	(800,325)	55,226	$(7,352,955)	$1,484,155

Advisor Class
Shares sold	53,146,293	13,459,752	$471,074,839	$198,030,515

Shares issued in reinvestment of dividends and distributions	358,770	720,239	3,189,465	11,005,266

Shares redeemed	(38,670,361)	(4,805,373)	(324,235,964)	(70,555,186)

Net increase	14,834,702	9,374,618	$150,028,340	$138,480,595

100	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

	Balanced Wealth Strategy
	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

Class A
Shares sold	2,175,152	3,799,248	$22,106,211	$47,844,096

Shares issued in reinvestment of dividends	135,064	326,458	1,458,342	4,098,454

Shares converted from Class B	137,818	394,130	1,387,912	4,950,406

Shares redeemed	(3,545,194)	(4,423,674)	(35,977,495)	(55,196,079)

Net increase (decrease)	(1,097,160)	96,162	$(11,025,030)	$1,696,877

Class B
Shares sold	284,381	385,716	$2,875,213	$4,881,043

Shares issued in reinvestment of dividends	16,371	49,761	178,006	625,857

Shares converted to Class A	(137,666)	(393,759)	(1,387,912)	(4,950,406)

Shares redeemed	(665,789)	(729,426)	(6,774,651)	(9,101,669)

Net decrease	(502,703)	(687,708)	$(5,109,344)	$(8,545,175)

Class C
Shares sold	944,659	1,308,985	$9,564,183	$16,629,643

Shares issued in reinvestment of dividends	27,265	75,200	296,709	947,108

Shares redeemed	(1,466,905)	(1,485,952)	(14,988,529)	(18,570,091)

Net decrease	(494,981)	(101,767)	$(5,127,637)	$(993,340)

Advisor Class
Shares sold	164,033	259,440	$1,776,920	$3,279,760

Shares issued in reinvestment of dividends	6,611	17,504	71,219	219,846

Shares redeemed	(209,242)	(332,012)	(2,214,868)	(4,147,942)

Net decrease	(38,598)	(55,068)	$(366,729)	$(648,336)

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	101

Notes to Financial Statements

	Wealth Preservation Strategy
	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

Class A
Shares sold	1,358,036	2,068,174	$13,318,259	$23,717,177

Shares issued in reinvestment of dividends and distributions	82,264	350,702	825,070	4,004,026

Shares converted from Class B	109,804	215,489	1,086,484	2,468,278

Shares redeemed	(1,828,221)	(2,380,088)	(17,989,280)	(27,159,954)

Net increase (decrease)	(278,117)	254,277	$(2,759,467)	$3,029,527

Class B
Shares sold	140,711	228,476	$1,413,014	$2,670,056

Shares issued in reinvestment of dividends and distributions	15,464	105,373	158,724	1,233,500

Shares converted to Class A	(107,169)	(210,414)	(1,086,484)	(2,468,278)

Shares redeemed	(363,007)	(616,444)	(3,658,140)	(7,196,179)

Net decrease	(314,001)	(493,009)	$(3,172,886)	$(5,760,901)

Class C
Shares sold	605,483	1,157,001	$6,099,094	$13,638,410

Shares issued in reinvestment of dividends and distributions	24,028	123,713	246,285	1,449,475

Shares redeemed	(798,149)	(853,779)	(8,048,632)	(9,993,887)

Net increase (decrease)	(168,638)	426,935	$(1,703,253)	$5,093,998

Advisor Class
Shares sold	137,759	165,821	$1,387,904	$1,893,919

Shares issued in reinvestment of dividends and distributions	5,664	30,194	56,702	345,264

Shares redeemed	(15,261)	(315,156)	(147,554)	(3,577,690)

Net increase (decrease)	128,162	(119,141)	$1,297,052	$(1,338,507)

102	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

NOTE F

Risks Involved in Investing in the Strategies

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Strategies’ investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Strategies’ investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Strategies’ investments or reduce the returns of the Strategies. For example, the value of the Strategies’ investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Strategies’ investments in securities denominated in foreign currencies, the Strategies’ positions in various currencies may cause the Strategies to experience losses due to the changes in exchange rates and interest rates.

Indemnification Risk—In the ordinary course of business, the Strategies enter into contracts that contain a variety of indemnifications. The Strategies’ maximum exposure under these arrangements is unknown. However, the Strategies have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategies, participate in a $250 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	103

Notes to Financial Statements

miscellaneous expenses in the statement of operations. The Strategies did not utilize the Facility during the six months ended February 28, 2009.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2009 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2008 and August 31, 2007 were as follows:

Wealth Appreciation Strategy	2008	2007
Distributions paid from:
Ordinary income	$5,150,088	$1,675,524
Long-term capital gains	14,173,418	1,044,813

Total taxable distributions	19,323,506	2,720,337

Total distributions paid	$19,323,506	$2,720,337

Balanced Wealth Strategy	2008	2007
Distributions paid from:
Ordinary income	$2,317,130	$1,792,214

Total taxable distributions	2,317,130	1,792,214
Tax exempt distributions	4,174,710	3,549,821

Total distributions paid	$6,491,840	$5,342,035

Wealth Preservation Strategy	2008	2007
Distributions paid from:
Ordinary income	$1,027,678	$535,527
Long-term capital gains	4,945,076	2,047,833

Total taxable distributions	5,972,754	2,583,360
Tax exempt distributions	2,234,142	2,107,262

Total distributions paid	$8,206,896	$4,690,622

As of August 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Tax-Managed Strategy	Undistributed Ordinary Income	Undistributed Long-Term Gains			Accumulated Capital and Other Gains (Losses)(b)		Unrealized Appreciation/ (Depreciation)(c)	Total Accumulated Earnings/ (Deficit)(d)
Wealth Appreciation	$4,466,585	$	– 0	–	$(9,145,826)		$(36,875,044)	$(41,554,285)
Balanced Wealth(a)	1,085,163		– 0	–	(4,704,895)		3,638,648	18,916
Wealth Preservation(a)	400,501		599,443		– 0	–	2,493,030	3,492,974

(a)	Includes tax exempt income of $26,077 and $71,899, respectively.

(b)

During the fiscal year ended August 31, 2008, the Balanced Wealth Strategy had a net capital loss carryforward of $3,748,563, of which $1,443,213 expires in the year 2011 and $2,305,350 expires in the year 2010. The Balanced Wealth Strategy utilized $3,463,690 of

104	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

prior year capital loss carryforwards. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital, currency, and passive foreign investment companies losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Strategy’s next taxable year. Wealth Appreciation Strategy elected to defer $9,145,826 of capital losses to the next taxable year. In addition, Balanced Wealth Strategy elected to defer $956,332 of capital losses to the next taxable year.

(c)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, swap income(loss) accrual and mark-to-market on passive foreign investment companies and futures contracts.

(d)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to deferred compensation and accrual of swap income.

NOTE I

Legal Proceedings

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“AllianceBernstein defendants”), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and “market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (“SEC Order”) and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”).

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	105

Notes to Financial Statements

entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Alliance Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE J

Recent Accounting Pronouncement

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and believes the adoption of FAS 161 will have no material impact on the Strategies’ financial statements.

106	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Wealth Appreciation Strategy
	Class A
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,						September 2, 2003(a) to August 31, 2004
			2008	2007	2006		2005

Net asset value, beginning of period	$ 12.98		$ 15.94	$ 14.00	$ 12.66		$ 10.77		$ 10.00

Income From Investment Operations
Net investment income(b)	.06		.17	.14	.08		.04	(c)	.01	(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.72)		(2.58)	1.93	1.42		1.86		.77
Contributions from Adviser	– 0	–	.00 (e)	.00 (e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(5.66)		(2.41)	2.07	1.50		1.90		.78

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.14)	(.08)	(.01)		(.01)		(.01)
Distributions from net realized gain on investment transactions	– 0	–	(.41)	(.05)	(.15)		– 0	–	– 0	–

Total dividends and distributions	(.12)		(.55)	(.13)	(.16)		(.01)		(.01)

Net asset value, end of period	$ 7.20		$ 12.98	$ 15.94	$ 14.00		$ 12.66		$ 10.77

Total Return
Total investment return based on net asset value(f)	(43.80)%		(15.63)%	14.76%	11.87%		17.65%		7.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58,655		$121,356	$144,257	$102,651		$55,691		$29,431
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.13	%(g)	1.10%	1.14%	1.36	%(h)	1.50%		1.55	%(g)
Expenses, before waivers/reimbursements	1.13	%(g)	1.10%	1.14%	1.36	%(h)	1.63%		2.28	%(g)
Net investment income	1.38	%(g)	1.18%	.89%	.59	%(h)	.34	%(c)	.10	%(c)(d)(g)
Portfolio turnover rate	63%		50%	48%	40%		51%		21%

See footnote summary on page 119.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	107

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Wealth Appreciation Strategy
Class B
Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31,	September 2, 2003(a) to August 31, 2004
2008	2007	2006	2005

Net asset value, beginning of period	$ 12.70	$ 15.61	$ 13.75	$ 12.51	$ 10.71	$ 10.00

Income From Investment Operations
Net investment income (loss)(b)	.03	.07	.02	(.02)	(.04	)(c)	(.06	)(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.61)	(2.54)	1.89	1.41	1.84	.77
Contributions from Adviser	– 0	–	.00	(e)	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(5.58)	(2.47)	1.91	1.39	1.80	.71

Less: Dividends and Distributions
Dividends from net investment income	(.02)	(.03)	– 0	–	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.41)	(.05)	(.15)	– 0	–	– 0	–

Total dividends and distributions	(.02)	(.44)	(.05)	(.15)	– 0	–	– 0	–

Net asset value, end of period	$ 7.10	$ 12.70	$ 15.61	$ 13.75	$ 12.51	$ 10.71

Total Return
Total investment return based on net asset value(f)	(43.99)%	(16.24)%	13.87%	11.11%	16.81%	7.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,258	$22,322	$31,029	$27,310	$21,413	$14,481
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.87	%(g)	1.82%	1.86%	2.09	%(h)	2.20%	2.25	%(g)
Expenses, before waivers/reimbursements	1.87	%(g)	1.82%	1.86%	2.09	%(h)	2.33%	2.95	%(g)
Net investment income (loss)	.64	%(g)	.45%	.14%	(.16	)%(h)	(.37	)%(c)	(.57	)%(c)(d)(g)
Portfolio turnover rate	63%	50%	48%	40%	51%	21%

See footnote summary on page 119.

108	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Wealth Appreciation Strategy
Class C
Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31,	September 2, 2003(a) to August 31, 2004
2008	2007	2006	2005

Net asset value, beginning of period	$ 12.71	$ 15.62	$ 13.75	$ 12.52	$ 10.71	$ 10.00

Income From Investment Operations
Net investment income (loss)(b)	.03	.07	.03	(.01)	(.04	)(c)	(.06	)(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.62)	(2.54)	1.89	1.39	1.85	.77
Contributions from Adviser	– 0	–	.00	(e)	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(5.59)	(2.47)	1.92	1.38	1.81	.71

Less: Dividends and Distributions
Dividends from net investment income	(.02)	(.03)	– 0	–	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.41)	(.05)	(.15)	– 0	–	– 0	–

Total dividends and distributions	(.02)	(.44)	(.05)	(.15)	– 0	–	– 0	–

Net asset value, end of period	$ 7.10	$ 12.71	$ 15.62	$ 13.75	$ 12.52	$ 10.71

Total Return
Total investment return based on net asset value(f)	(44.04)%	(16.23)%	13.94%	11.02%	16.90%	7.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,730	$57,982	$70,425	$47,689	$25,751	$14,558
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.84	%(g)	1.81%	1.85%	2.06	%(h)	2.20%	2.25	%(g)
Expenses, before waivers/reimbursements	1.84	%(g)	1.81%	1.85%	2.06	%(h)	2.33%	2.98	%(g)
Net investment income (loss)	.67	%(g)	.48%	.18%	(.09	)%(h)	(.36	)%(c)	(.59	)%(c)(d)(g)
Portfolio turnover rate	63%	50%	48%	40%	51%	21%

See footnote summary on page 119.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	109

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Wealth Appreciation Strategy
	Advisor Class
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,						September 2, 2003(a) to August 31, 2004
			2008	2007	2006		2005

Net asset value, beginning of period	$ 13.07		$ 16.05	$ 14.09	$ 12.72		$ 10.80		$ 10.00

Income From Investment Operations
Net investment income(b)	.07		.22	.20	.17		.08	(c)	.01	(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.76)		(2.61)	1.92	1.38		1.87		.80
Contributions from Adviser	– 0	–	.00 (e)	.00 (e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(5.69)		(2.39)	2.12	1.55		1.95		.81

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.18)	(.11)	(.03)		(.03)		(.01)
Distributions from net realized gain on investment transactions	– 0	–	(.41)	(.05)	(.15)		– 0	–	– 0	–

Total dividends and distributions	(.16)		(.59)	(.16)	(.18)		(.03)		(.01)

Net asset value, end of period	$ 7.22		$ 13.07	$ 16.05	$ 14.09		$ 12.72		$ 10.80

Total Return
Total investment return based on net asset value(f)	(43.76)%		(15.41)%	15.09%	12.23%		18.02%		8.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$298,958		$346,868	$275,563	$104,701		$3,594		$1,771
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.84	%(g)	.80%	.84%	1.01	%(h)	1.20%		1.36	%(g)
Expenses, before waivers/reimbursements	.84	%(g)	.80%	.84%	1.01	%(h)	1.34%		2.65	%(g)
Net investment income	1.62	%(g)	1.52%	1.26%	1.26	%(h)	.64	%(c)	.13	%(c)(d)(g)
Portfolio turnover rate	63%		50%	48%	40%		51%		21%

See footnote summary on page 119.

110	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Balanced Wealth Strategy
	Class A
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006		2005		2004

Net asset value, beginning of period	$ 11.94		$ 12.86	$ 12.09	$ 11.49		$ 10.61		$ 10.04

Income From Investment Operations
Net investment income(b)	.11		.25	.22	.19		.15	(c)	.10	(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.67)		(.92)	.77	.58		.87		.54
Contributions from Adviser	– 0	–	.00 (e)	.00 (e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(2.56)		(.67)	.99	.77		1.02		.64

Less: Dividends
Dividends from net investment income	(.10)		(.25)	(.22)	(.17)		(.14)		(.07)

Net asset value, end of period	$ 9.28		$ 11.94	$ 12.86	$ 12.09		$ 11.49		$ 10.61

Total Return
Total investment return based on net asset value(f)	(21.59)%		(5.26)%	8.26%	6.72%		9.65%		6.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$152,421		$209,200	$224,147	$198,406		$144,983		$97,552
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.13	%(g)	1.08%	1.10%	1.18	%(h)	1.20%		1.31%
Expenses, before waivers/reimbursements	1.13	%(g)	1.08%	1.10%	1.18	%(h)	1.29%		1.80%
Net investment income	2.17	%(g)	2.03%	1.76%	1.60	%(h)	1.35	%(c)	.91	%(c)(d)
Portfolio turnover rate	25%		48%	51%	57%		51%		129%

See footnote summary on page 119.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	111

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Balanced Wealth Strategy
	Class B
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006		2005		2004

Net asset value, beginning of period	$ 11.94		$ 12.87	$ 12.10	$ 11.50		$ 10.62		$ 10.08

Income From Investment Operations
Net investment income(b)	.07		.16	.13	.10	(c)	.07	(c)	.02	(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.68)		(.93)	.77	.58		.87		.53
Contributions from Adviser	– 0	–	.00 (e)	.00 (e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(2.61)		(.77)	.90	.68		.94		.55

Less: Dividends
Dividends from net investment income	(.05)		(.16)	(.13)	(.08)		(.06)		(.01)

Net asset value, end of period	$ 9.28		$ 11.94	$ 12.87	$ 12.10		$ 11.50		$ 10.62

Total Return
Total investment return based on net asset value(f)	(21.89)%		(6.03)%	7.49%	5.97%		8.89%		5.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,203		$44,855	$57,171	$60,329		$57,826		$50,135
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.86	%(g)	1.81%	1.82%	1.90	%(h)	1.90%		2.03%
Expenses, before waivers/reimbursements	1.86	%(g)	1.81%	1.82%	1.91	%(h)	2.02%		2.53%
Net investment income	1.44	%(g)	1.29%	1.03%	.86	%(c)(h)	.64	%(c)	.18	%(c)(d)
Portfolio turnover rate	25%		48%	51%	57%		51%		129%

See footnote summary on page 119.

112	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Balanced Wealth Strategy
	Class C
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,
			2008	2007	2006		2005		2004

Net asset value, beginning of period	$ 11.97		$ 12.89	$ 12.13	$ 11.52		$ 10.64		$ 10.09

Income From Investment Operations
Net investment income(b)	.07		.17	.14	.11		.07	(c)	.03	(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.68)		(.93)	.75	.58		.87		.53
Contributions from Adviser	– 0	–	.00 (e)	.00 (e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(2.61)		(.76)	.89	.69		.94		.56

Less: Dividends
Dividends from net investment income	(.05)		(.16)	(.13)	(.08)		(.06)		(.01)

Net asset value, end of period	$ 9.31		$ 11.97	$ 12.89	$ 12.13		$ 11.52		$ 10.64

Total Return
Total investment return based on net asset value(f)	(21.84)%		(5.94)%	7.39%	6.05%		8.87%		5.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,672		$76,247	$83,433	$63,889		$45,364		$26,766
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.84	%(g)	1.79%	1.80%	1.89	%(h)	1.90%		1.99%
Expenses, before waivers/reimbursements	1.84	%(g)	1.79%	1.80%	1.89	%(h)	2.00%		2.52%
Net investment income	1.46	%(g)	1.32%	1.07%	.89	%(h)	.65	%(c)	.26	%(c)(d)
Portfolio turnover rate	25%		48%	51%	57%		51%		129%

See footnote summary on page 119.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	113

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Balanced Wealth Strategy
	Advisor Class
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,						September 2, 2003(i) to August 31, 2004
			2008	2007	2006		2005

Net asset value, beginning of period	$ 11.95		$ 12.88	$ 12.11	$ 11.50		$ 10.62		$ 10.13

Income From Investment Operations
Net investment income(b)	.13		.30	.26	.23		.18	(c)	.12	(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.68)		(.94)	.77	.58		.87		.46
Contributions from Adviser	– 0	–	.00 (e)	.00 (e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(2.55)		(.64)	1.03	.81		1.05		.58

Less: Dividends
Dividends from net investment income	(.11)		(.29)	(.26)	(.20)		(.17)		(.09)

Net asset value, end of period	$ 9.29		$ 11.95	$ 12.88	$ 12.11		$ 11.50		$ 10.62

Total Return
Total investment return based on net asset value(f)	(21.45)%		(5.05)%	8.57%	7.11%		9.95%		5.73%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,580		$8,927	$10,326	$7,670		$4,774		$1,988
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.83	%(g)	.78%	.79%	.88	%(h)	.90%		1.00	%(g)
Expenses, before waivers/reimbursements	.83	%(g)	.78%	.79%	.88	%(h)	1.00%		1.48	%(g)
Net investment income	2.47	%(g)	2.34%	2.07%	1.91	%(h)	1.66	%(c)	1.24	%(c)(d)(g)
Portfolio turnover rate	25%		48%	51%	57%		51%		129%

See footnote summary on page 119.

114	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Wealth Preservation Strategy
Class A
Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31,
2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 11.01	$ 11.83	$ 11.51	$ 11.16	$ 10.65	$ 10.28

Income From Investment Operations
Net investment income(b)(c)	.11	.24	.23	.20	.13	.07	(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.68)	(.42)	.47	.33	.50	.34
Contributions from Adviser	– 0	–	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(1.57)	(.18)	.70	.53	.63	.41

Less: Dividends and Distributions
Dividends from net investment income	(.09)	(.24)	(.23)	(.18)	(.12)	(.04)
Distributions from net realized gain on investment transactions	(.04)	(.40)	(.15)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.13)	(.64)	(.38)	(.18)	(.12)	(.04)

Net asset value, end of period	$ 9.31	$ 11.01	$ 11.83	$ 11.51	$ 11.16	$ 10.65

Total Return
Total investment return based on net asset value(f)	(14.37)%	(1.65)%	6.15%	4.79%	5.95%	3.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$67,258	$82,615	$85,786	$87,717	$70,145	$55,937
Ratio to average net assets of:
Expenses, net of waivers/ reimbursements	1.20	%(g)	1.20%	1.20%	1.20	%(h)	1.20%	1.33%
Expenses, before waivers/ reimbursements	1.29	%(g)	1.24%	1.26%	1.33	%(h)	1.37%	1.79%
Net investment income(c)	2.32	%(g)	2.10%	1.93%	1.73	%(h)	1.23%	.68	%(d)
Portfolio turnover rate	25%	65%	59%	75%	63%	173%

See footnote summary on page 119.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	115

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Wealth Preservation Strategy
Class B
Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31,
2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 11.27	$ 12.10	$ 11.76	$ 11.40	$ 10.87	$ 10.54

Income From Investment Operations
Net investment income (loss)(b)(c)	.08	.16	.15	.12	.06	(.01	)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.73)	(.44)	.48	.34	.51	.35
Contributions from Adviser	– 0	–	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(1.65)	(.28)	.63	.46	.57	.34

Less: Dividends and Distributions
Dividends from net investment income	(.05)	(.15)	(.14)	(.10)	(.04)	(.01)
Distributions from net realized gain on investment transactions	(.04)	(.40)	(.15)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.09)	(.55)	(.29)	(.10)	(.04)	(.01)

Net asset value, end of period	$ 9.53	$ 11.27	$ 12.10	$ 11.76	$ 11.40	$ 10.87

Total Return
Total investment return based on net asset value(f)	(14.72)%	(2.42)%	5.42%	4.01%	5.25%	3.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,758	$24,534	$32,293	$37,910	$42,831	$46,781
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.90	%(g)	1.90%	1.90%	1.90	%(h)	1.90%	2.05%
Expenses, before waivers/reimbursements	2.02	%(g)	1.97%	1.98%	2.06	%(h)	2.10%	2.52%
Net investment income (loss)(c)	1.62	%(g)	1.40%	1.22%	1.00	%(h)	.51%	(.06	)%(d)
Portfolio turnover rate	25%	65%	59%	75%	63%	173%

See footnote summary on page 119.

116	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Wealth Preservation Strategy
Class C
Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31,
2008	2007	2006	2005	2004

Net asset value, beginning of period	$ 11.28	$ 12.11	$ 11.77	$ 11.41	$ 10.88	$ 10.55

Income From Investment Operations
Net investment income (loss)(b)(c)	.08	.16	.15	.12	.06	.00	(d)(e)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.73)	(.44)	.48	.34	.51	.34
Contributions from Adviser	– 0	–	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(1.65)	(.28)	.63	.46	.57	.34

Less: Dividends and Distributions
Dividends from net investment income	(.05)	(.15)	(.14)	(.10)	(.04)	(.01)
Distributions from net realized gain on investment transactions	(.04)	(.40)	(.15)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.09)	(.55)	(.29)	(.10)	(.04)	(.01)

Net asset value, end of period	$ 9.54	$ 11.28	$ 12.11	$ 11.77	$ 11.41	$ 10.88

Total Return
Total investment return based on net asset value(f)	(14.71)%	(2.42)%	5.42%	4.00%	5.25%	3.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,216	$36,443	$33,937	$29,954	$26,075	$22,284
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.90	%(g)	1.90%	1.90%	1.90	%(h)	1.90%	2.01%
Expenses, before waivers/reimbursements	2.00	%(g)	1.95%	1.96%	2.04	%(h)	2.08%	2.50%
Net investment income (loss)(c)	1.62	%(g)	1.40%	1.24%	1.02	%(h)	.53%	(.01	)%(d)
Portfolio turnover rate	25%	65%	59%	75%	63%	173%

See footnote summary on page 119.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	117

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Wealth Preservation Strategy
Advisor Class
Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31,	September 2, 2003(i) to August 31, 2004
2008	2007	2006	2005

Net asset value, beginning of period	$ 11.03	$ 11.85	$ 11.53	$ 11.19	$ 10.67	$ 10.29

Income From Investment Operations
Net investment income(b)(c)	.13	.28	.26	.23	.18	.09	(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.69)	(.43)	.48	.32	.49	.34
Contributions from Adviser	– 0	–	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(1.56)	(.15)	.74	.55	.67	.43

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.27)	(.27)	(.21)	(.15)	(.05)
Distributions from net realized gain on investment transactions	(.04)	(.40)	(.15)	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.14)	(.67)	(.42)	(.21)	(.15)	(.05)

Net asset value, end of period	$ 9.33	$ 11.03	$ 11.85	$ 11.53	$ 11.19	$ 10.67

Total Return
Total investment return based on net asset value(f)	(14.22)%	(1.36)%	6.46%	4.99%	6.33%	4.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,009	$5,693	$7,531	$5,693	$4,494	$297
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.90	%(g)	.90%	.90%	.90	%(h)	.90%	.99	%(g)
Expenses, before waivers/reimbursements	1.00	%(g)	.95%	.96%	1.03	%(h)	1.10%	1.48	%(g)
Net investment income(c)	2.63	%(g)	2.41%	2.24%	2.02	%(h)	1.67%	.98	%(d)(g)
Portfolio turnover rate	25%	65%	59%	75%	63%	173%

See footnote summary on page 119.

118	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Financial Highlights

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived and reimbursed by the Adviser.

(d)	Net of fees and expenses waived and reimbursed by the Transfer Agent.

(e)	Amount is less than $.005.

(f)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on strategy distributions or the redemption of strategy shares. Total investment return calculated for a period of less than one year is not annualized.

(g)	Annualized.

(h)	The ratio includes expenses attributable to costs of proxy solicitation.

(i)	Commencement of distributions.

See notes to financial statements.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	119

Financial Highlights

TRUSTEES

William H. Foulk, Jr.(1), Chairman John H. Dobkin(1) Michael J. Downey(1) D. James Guzy(1)	Nancy P. Jacklin(1) Garry L. Moody(1) Marshall C. Turner, Jr.(1) Earl D. Weiner(1)

OFFICERS

Robert M. Keith, President and Chief Executive Officer Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Thomas J. Fontaine(2), Vice President Dokyoung Lee(2), Vice President

Seth J. Masters(2), Vice President

Christopher H. Nikolich(2) , Vice President

Patrick J. Rudden(2), Vice President

Emilie D. Wrapp, Clerk

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public

Accounting Firm

KPMG LLP

345 Park Avenue

New York, NY 10154

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk and Ms. Jacklin are members of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, each Strategy’s portfolio are made by the Multi-Asset Solutions Team. Messrs. Fontaine, Lee, Masters, Nikolich and Rudden are the members of the Multi-Asset Solutions Team primarily responsible for the day-to-day management of each Strategy’s portfolio.

120	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Trustees

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and The AllianceBernstein Portfolios (the “Trust”) in respect of AllianceBernstein Tax-Managed Balanced Wealth Strategy, AllianceBernstein Tax-Managed Wealth Appreciation Strategy and AllianceBernstein Tax-Managed Wealth Preservation Strategy (each a “Strategy” and collectively the “Strategies”), prepared by Philip L. Kirstein, the Senior Officer of the Trust for the Trustees of the Trust, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”).2

The investment objective of the Strategies is to achieve the highest total return consistent with the Adviser’s determination of reasonable risk. The Strategies seek to maximize after-tax returns by pursuing a number of strategies that take into account the tax impact of buy and sell investment decisions on shareholders as well as investing their debt portion in tax-exempt securities. The Adviser utilizes separate portfolio accounts (or “portfolio sleeves”) to manage the equity and fixed income (tax-exempt) securities of Tax-Managed Balanced Wealth Strategy, Tax-Managed Wealth Appreciation Strategy and Tax-Managed Wealth Preservation Strategy.3 Each portfolio sleeve is managed according to the investment style/asset class of the portfolio securities held within the sleeve.

The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Trustees to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Strategies which was provided to the Trustees in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

1	It should be noted that the information in the fee summary was completed on July 24, 2008 and presented to the Board of Trustees on August 5 – August 7, 2008.

2	It also should be noted that references in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Strategies. Future references to the Strategies do not include “AllianceBernstein.”

3	To cite an example, Tax-Managed Balanced Wealth Strategy is managed using separate sleeves for Intermediate Municipal, U.S. Growth, U.S. Value, Non-U.S. Growth and Non-U.S. Value.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	121

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Strategies grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Strategies.

STRATEGY ADVISORY FEES, EXPENSE CAPS & RATIOS

The Adviser proposed that each Strategy pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.4

Category	Advisory Fee Based on % of Average Daily Net Assets	Net Assets	Strategy
Balanced	55 bp on 1st $2.5 billion 45 bp on next $2.5 billion 40 bp on the balance	$352.9	Tax-Managed Balanced Wealth Strategy

Blend	65 bp on 1st $2.5 billion 55 bp on next $2.5 billion 50 bp on the balance	$557.9	Tax-Managed Wealth Appreciation Strategy

Balanced	55 bp on 1st $2.5 billion 45 bp on next $2.5 billion 40 bp on the balance	$152.0	Tax-Managed Wealth Preservation Strategy

The Adviser agreed to waive that portion of its management fees and/or reimburse each Strategy for that portion of its total operating expenses to the degree necessary to limit the Strategy’s expense ratios to the amounts set forth below for the Strategy’s current fiscal year. Except for Tax-Managed Preservation Strategy, the expense caps of the Strategies are to be terminated on December 31, 2008. Note that, except for all share classes of Tax-Managed Wealth Preservation Strategy, the Strategies were operating below their expense caps during the most recent semi-annual period. Accordingly, the expense

4	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG. AllianceBernstein Balanced Shares, Inc., which the Adviser also manages, has lower breakpoints in its advisory fee schedule compared to the Balanced category: 60 bp on the first $200 million, 50 bp on the next $200 million, and 40 bp on the balance.

122	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

limitation undertaking of those Strategies were of no effect. In addition, set forth below are the gross expense ratios of each Strategy during the most recent semi-annual period:

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio (02/29/08)[5]	Fiscal Year End
Tax-Managed Balanced Wealth Strategy	Class A Class B Class C Advisor	1.20% 1.90% 1.90% 0.90%	1.08% 1.80% 1.79% 0.78%	August 31

Tax-Managed Wealth Appreciation Strategy	Class A Class B Class C Advisor	1.50% 2.20% 2.20% 1.20%	1.11% 1.83% 1.81% 0.81%	August 31

Tax-Managed Wealth Preservation Strategy	Class A Class B Class C Advisor	1.20% 1.90% 1.90% 0.90%	1.25% 1.97% 1.95% 0.95%	August 31

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Strategies that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Strategies’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Strategies are more costly than those for institutional assets due to the greater complexities and time required for investment companies. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Strategies’ investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account

5	Annualized.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	123

with little cash movement in either direction, particularly, if the Strategy is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, it is worth considering information regarding the advisory fees charged to institutional accounts with substantially similar investment styles as the Strategies.6 However, with respect to the Strategies, the Adviser has represented in the Adviser’s Form ADV that there are no institutional products that have substantially similar investment styles as the Strategies.

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as any of the Strategies.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to each Strategy with fees charged to other investment companies for similar services by other investment advisers. Lipper’s analysis included each Strategy’s ranking with respect to the proposed management fee relative to the median of each Strategy’s Lipper Expense Group (“EG”)7 at the approximate current asset level of the subject Strategy.8

Tax-Managed Wealth Appreciation Strategy’s original EG had an insufficient number of peers in the view of the Senior Officer and the Adviser.

6	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

7	Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

8	The contractual management fee is calculated by Lipper using each Strategy’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Strategy, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” means that the Strategy has the lowest effective fee rate in the Lipper peer group.

124	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

Consequently, at the request of the Adviser and the Senior Officer, Lipper expanded the Strategy’s EG to include peers that have similar but not the same Lipper investment classification/objective as the Strategy.

Strategy	Contractual Management Fee[9]	Lipper Exp. Group Median	Rank
Tax-Managed Balanced Wealth Strategy	0.550	0.784	1/13
Tax-Managed Wealth Appreciation Strategy[10]	0.650	0.887	1/14
Tax-Managed Wealth Preservation Strategy	0.550	0.580	2/9

Lipper also analyzed the total expense ratio of each Strategy in comparison to medians of such Strategy’s EG and Lipper Expense Universe (“EU”).11 Since Lipper had expanded Tax-Managed Wealth Appreciation Strategy’s EG, under Lipper’s standard guidelines, the Strategy’s EU was also expanded to include peers that had a similar but not the same Lipper investment classification/objective as the Strategy.12 The result of that analysis is set forth below:

Strategy	Expense Ratio (%)[13]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Universe Median (%)	Lipper Universe Rank
Tax-Managed Balanced Wealth Strategy	1.095	1.220	2/13	1.158	15/38

Tax-Managed Wealth Appreciation Strategy[14]	1.144	1.450	1/14	1.477	4/38

Tax-Managed Wealth Preservation Strategy	1.200	1.200	5/9	1.430	13/30

Based on this analysis, the Tax-Managed Balanced Wealth Strategy and Tax-Managed Wealth Preservation Strategy have a more favorable ranking on a management fee basis than on a total expense ratio basis than their respective EGs. The Tax-Managed Wealth Appreciation Strategy has equally favorable rankings on a management fee and total ratio basis.

9	The contractual management fee does not reflect any waivers or expense reimbursements for expense caps that would effectively reduce the effective management fee rate.

10	The Strategy’s EG includes the Strategy, six other Global Large-Cap Growth funds (“GLCG”), five Global Multi-Cap Growth funds (“GMLG”) and two Global Multi-Cap Core funds (“GMLC”).

11	Except for asset (size) comparability and load type, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

12	The expansion of the Strategy’s EU was not requested by the Adviser or the Senior Officer. They requested only the EG be expanded.

13	The total expense ratios shown are for the Strategies’ Class A shares.

14	The Strategy’s EU includes the Strategy, EG, and all other retail front-end GLCG, GMLG and GMLC funds, excluding outliers.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	125

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The profitability information for the Strategies prepared by the Adviser for the Board of Trustees was reviewed by the Senior Officer. The Adviser’s profitability percentage from providing investment advisory services to each Strategy decreased during calendar year 2007 relative to 2006.

In addition to the Adviser’s direct profits from managing the Strategies, certain of the Adviser’s affiliates have business relationships with the Strategies and may earn a profit from providing other services to the Strategies. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that they should be factored into the evaluation of the total relationship between the Strategies and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent, distribution and brokerage related services to the Strategies and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and commissions for providing brokerage services. In addition, the Adviser benefits from soft dollar arrangements which offset research expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Strategies’ principal underwriter. ABI and the Adviser have disclosed in the Strategies’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Strategies. In 2007, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $24 million for distribution services and educational support (revenue sharing payments). For 2008, it is anticipated, ABI will pay approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $28 million.15

15	ABI currently inserts the “Advance” in quarterly account statements and pays the incremental costs associated with the mailing. The incremental cost is less than what an “independent mailing” would cost.

126	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

After payments to third party intermediaries, ABI retained the following amounts for Class A front-end load sales charges from sales of the Strategies’ Class A shares during the Strategies’ most recently completed fiscal year:

Strategy	Amount Received
Tax-Managed Balanced Wealth Strategy	$86,009
Tax-Managed Wealth Appreciation Strategy	$64,039
Tax-Managed Wealth Preservation Strategy	$39,673

ABI received the amounts set forth below in Rule 12b-1 fees and CDSC for the Strategies during the Strategies’ most recently completed fiscal year:

Strategy	12b-1 Fees Received	CDSC Received
Tax-Managed Balanced Wealth Strategy	$1,977,634	$113,181
Tax-Managed Wealth Appreciation Strategy	$1,295,124	$49,542
Tax-Managed Wealth Preservation Strategy	$930,574	$53,844

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. ABIS received the following fee from the Strategies in the most recently completed fiscal year:

Strategy	ABIS Fee	Expense Offset[16]
Tax-Managed Balanced Wealth Strategy	$176,697	$23,458
Tax-Managed Wealth Appreciation Strategy	$102,886	$5,790
Tax-Managed Wealth Preservation Strategy	$73,761	$11,332

The Tax-Managed Wealth Strategies effected brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co. LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions during the Strategies’ most recently completed fiscal year. The Adviser represented that SCB’s profitability from business conducted with the Strategies is comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients, including the Strategies. These credits and charges are not being passed on to any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Strategies and other clients. These soft dollar benefits reduce the Adviser’s research expense and increase its profitability.

16	The fee disclosed is net of any waivers or any other expense offset arrangement with ABIS. An expense offset is created by the interest earned on the positive cash balance that occurs within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then from the transfer agent’s account to the Strategy’s account.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	127

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,17 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli18 study on advisory fees and various fund characteristics. The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors. In this regard, it was noted that the advisory fees of the AllianceBernstein Mutual Funds were generally within the 25th-75th percentile range of their comparable peers.19 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant observed that the actual advisory fees of the AllianceBernstein Mutual Funds were generally lower than the fees predicted by the study’s regression model.

The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets. The independent consultant observed that the advisory fees of certain AllianceBernstein Mutual Funds were generally in line with their peers.

17	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

18	The Deli study was originally published in 2002 based on 1997 data.

19	The two dimensional analysis also showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

128	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE STRATEGY.

With assets under management of $717 billion as of June 30, 2008, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Strategies.

The information below, which was prepared by Lipper, shows the 1, 3, 5 and 10 year performance rankings of the Strategies relative to their Lipper Performance Groups (“PG”) and Lipper Performance Universes (“PU”)20 for the periods ended April 30, 2008:21

Strategy	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Tax-Managed Balanced Wealth Strategy
1 year	-0.11	-1.06	-1.01	4/13	34/89
3 year	6.56	6.46	6.69	6/12	39/71
5 year	7.44	7.76	8.17	8/12	38/52
10 year	3.20	3.60	4.12	7/10	31/36

Tax-Managed Wealth Appreciation Strategy
1 year	-4.61	1.64	1.67	6/7	15/18
3 year	10.19	13.41	12.83	7/7	13/14

Tax-Managed Wealth Preservation Strategy
1 year	1.76	1.76	0.46	5/9	29/93
3 year	5.11	5.11	5.24	4/7	36/64
5 year	4.85	4.85	5.73	4/7	24/36
10 year	3.93	3.93	4.29	2/3	10/17

20	A Strategy’s PG/PU may not be identical to the Strategy’s corresponding EG/EU as Lipper’s criteria for including or excluding a fund in or from a PG/PU is somewhat different for an EG/EU.

21	It should be noted that until September 2, 2003, Tax-Managed Balanced Wealth Strategy, which was formerly called Alliance Growth Investors Fund, and Tax-Managed Wealth Preservation Strategy, which was formerly called Alliance Conservative Investors Fund, were using different investment strategies, most notably, the Strategies were not-taxed managed funds.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	129

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Strategies (in bold)22 versus their benchmarks:

	Periods Ending April 30, 2008 Annualized Net Performance
Strategy	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)[26]
Tax-Managed Balanced Wealth Strategy	-0.11	6.56	7.44	3.20	7.05
50% S&P 500 Stock Index/50% Lehman Brothers 5 year GO Muni Bond Index	0.76	6.13	7.08	4.62	10.37
S&P 500 Stock Index	-4.68	8.23	10.62	3.89	9.87
Lehman Brothers 5 year GO Muni Bond Index	6.05	3.82	3.40	4.70	5.20
Inception Date: May 4, 1992

Tax-Managed Wealth Appreciation Strategy	-4.61	10.19	N/A	N/A	9.84
70% S&P 500 Stock Index/30% MSCI EAFE Index (Net)	-3.75	10.64	N/A	N/A	11.79
S&P 500 Stock Index	-4.68	8.23	N/A	N/A	8.70
MSCI EAFE Index (Net)	-1.78	16.25	N/A	N/A	18.34
Inception Date: September 2, 2003

Tax-Managed Wealth Preservation Strategy	1.76	5.11	4.85	3.93	5.85
70% Lehman Brothers 5 year GO Muni Bond Index/30% S&P 500 Stock Index	2.90	5.23	5.62	4.73	10.40
Lehman Brothers 5 Year GO Muni Bond Index	6.05	3.82	3.40	4.70	5.20
S&P 500 Stock Index	-4.68	8.23	10.62	3.89	9.87
Inception Date: May 4, 1992

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fee for each Strategy is reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of each Strategy is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: September 3, 2008

22	The performance returns shown are for the Class A shares of the Strategies.

26	The Adviser provided Strategy and benchmark performance return information for periods through April 30, 2008.

130	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Wealth Preservation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Wealth Preservation Strategy

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund*

Global & International

Global Growth Fund*

Global Thematic Growth Fund*

Greater China ‘97 Fund

International Growth Fund

Value Funds

Domestic

Balanced Shares

Focused Growth & Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Diversified Yield Fund

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

National National II* Arizona California Florida Massachusetts Michigan	Minnesota New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

ACM Managed Dollar Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Spain Fund

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to November 3, 2008, Small/Mid Cap Growth Fund was named Mid-Cap Growth Fund, Global Growth Fund was named Global Research Growth Fund, and Global Thematic Growth Fund was named Global Technology Fund. Prior to December 1, 2008, National II was named Insured National.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES •	131

AllianceBernstein Family of Funds

NOTES

132	• ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

ALLIANCEBERNSTEIN TAX-MANAGED WEALTH STRATEGIES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

TMW-0152-0209

SEMI-ANNUAL REPORT

AllianceBernstein Wealth Strategies

Wealth Appreciation Strategy

Balanced Wealth Strategy

Wealth Preservation Strategy

February 28, 2009

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the AllianceBernstein funds, and is a member of FINRA.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

April 24, 2009

Semi-Annual Report

This report provides management’s discussion of fund performance for the portfolios of AllianceBernstein Wealth Strategies (the “Strategies”) for the semi-annual reporting period ended February 28, 2009.

AllianceBernstein Wealth Appreciation Strategy

Investment Objective and Policies

AllianceBernstein Wealth Appreciation Strategy’s investment objective is long-term growth of capital. The Strategy seeks to achieve its objective by investing in a combination of Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek equity returns without regard to taxes but also want broad diversification of the related risks across styles, capitalization ranges and geographic regions. Through investments in the Underlying Portfolios, the Adviser efficiently diversifies the Strategy between growth and value equity investment styles, and between US and non-US markets. Normally, the Strategy’s targeted blend is an equal weighting of growth and value style Underlying Portfolios (50% each).

In addition to blending growth and value styles, the strategy blends each style component across Underlying Portfolios that invest in US and non-US companies and various capitalization ranges. Within each of the value and growth components, the Strategy’s targeted blend is approximately 70% in Underlying Portfolios that invest in US companies and the remaining 30% in non-US companies. The Adviser will allow the relative weightings of the Strategy’s investments in growth and value and US and non-US Underlying Portfolios to vary in response to markets, but ordinarily only by +/-5% of the Strategy’s net assets. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the targeted blend. However, under extraordinary circumstances, such as when market conditions favoring one investment component are compelling, the range may expand to 10% of the Strategy’s net assets. The Strategy’s targeted blend may change from time to time without notice to shareholders based on the Adviser’s assessment of market conditions.

AllianceBernstein Balanced

Wealth Strategy

Investment Objective and Policies

AllianceBernstein Balanced Wealth Strategy’s investment objective is to achieve the highest total return consistent with the Adviser’s determination of reasonable risk. The Strategy seeks to achieve its objective by investing in a combination of Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek a moderate tilt toward equity returns without regard to taxes but also want the risk diversification offered by debt securities and the broad diversification of

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	1

their equity risk across styles, capitalization ranges and geographic regions. Through investments in the Underlying Portfolios, the Adviser efficiently diversifies between the debt and equity components to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of 60% of Underlying Portfolios that invest primarily in equity securities and 40% of Underlying Portfolios that invest primarily in debt securities with a goal of providing moderate upside potential without excessive volatility. An investment in the Global Real Estate Investment Trust (REIT) Underlying Portfolio is treated as 50% debt and 50% equity for the purpose of these allocations.

Within the Strategy’s equity component, the targeted blend is an equal weighting of Underlying Portfolios that invest primarily in growth and value style stocks (50% each), with approximately 70% of each equity style invested in Underlying Portfolios that invest in US companies and the remaining 30% in Underlying Portfolios that invest in non-US companies. The Adviser will allow the relative weightings of the Strategy’s investments in equity and debt, growth and value, and in US and non-US company Underlying Portfolios to change in response to markets, only by +/-5% of the Strategy’s net assets. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted blend. However, under extraordinary circumstances, such as when market conditions favoring one investment style are compelling, the range may expand to 10% of the Strategy’s net assets. The Strategy’s targeted blend may change from time to time without notice to shareholders based on the Adviser’s assessment of market conditions. The Underlying Portfolios’ fixed-income securities will primarily be investment-grade debt securities, but are expected to include lower-rated securities (“junk bonds”) and preferred stock. The Strategy will not invest more than 25% of its total assets in Underlying Portfolios investing in securities rated, at the time of purchase, below investment grade.

AllianceBernstein Wealth Preservation Strategy

Investment Objective and Policies

AllianceBernstein Wealth Preservation Strategy’s investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal. The Strategy seeks to achieve its objective by investing in a combination of portfolios of the Underlying Portfolios representing a variety of asset classes and investment styles that are also managed by the Adviser. By allocating its assets among the Underlying Portfolios, the Strategy creates a portfolio that is designed as a solution for investors who seek some opportunities for equity returns without regard to taxes if the related risks are broadly diversified and overall portfolio volatility reflects a preponderance of debt securities. Through investments in the Underlying Portfolios, the Adviser efficiently diversifies between debt and equity components to produce the desired risk/return profile of the Strategy. The Strategy targets a weighting of 30% in Underlying Portfolios that invest primarily in equity securities and

2	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

70% in Underlying Portfolios that invest in debt securities with a goal of providing reduced volatility and modest upside potential. An investment in the Global Real Estate Investment Trust (REIT) Underlying Portfolio is treated as 50% debt and 50% equity for the purpose of these allocations.

Within the Strategy’s equity component, the targeted blend is an equal weighting of Underlying Portfolios that invest in growth and value style stocks (50% each), with approximately 70% of each equity style invested in Underlying Portfolios that invest in US companies and the remaining 30% in Underlying Portfolios that invest in non-US companies. The Adviser will allow the relative weightings of the Strategy’s investments in equity and debt, growth and value, and in US and non-US company Underlying Portfolios to change in response to markets, but ordinarily only by +/-5% of the Strategy’s net assets. Beyond those ranges, the Adviser will rebalance the Strategy toward the targeted blends. However, under extraordinary circumstances, such as when conditions favoring one investment style are compelling, the range may expand to 10% of the Strategy’s net assets. The Strategy’s targeted blend may change from time to time without notice to shareholders based on the Adviser’s assessment of market conditions. All fixed-income securities of the Underlying Portfolios in which the Strategy invests will be of investment grade at the time of purchase. In the event that the rating of any security held by the Underlying Portfolios falls below investment grade, the

Strategy will not be obligated to dispose of its investment in such Underlying Portfolio and may continue to hold such investment if, in the opinion of the Adviser, such investment is appropriate under the circumstances.

Investment Results

The tables on pages 8-10 show performance for each Strategy compared to its respective balanced benchmark for the six- and 12-month periods ended February 28, 2009. Each Strategy’s balanced benchmark is as follows: AllianceBernstein Wealth Appreciation Strategy, 70% Standard & Poor’s (S&P) 500 Stock Index and 30% Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index; AllianceBernstein Balanced Wealth Strategy, 60% S&P 500 Stock Index and 40% Barclays Capital US Aggregate Index; and AllianceBernstein Wealth Preservation Strategy, 30% S&P 500 Stock Index and 70% Barclays Capital US Aggregate Index. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 11. Additional performance for the Underlying Portfolios may be found on pages 18-19.

During a period of extreme risk aversion and flight to safety, the Strategies sank further into negative territory for six- and 12-month periods ended February 28, 2009. The Strategies’ Class A shares without sales charges underperformed their respective benchmarks for both periods.

The primary driver of absolute underperformance was the Strategies’

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	3

exposure to equities, which were down substantially over both periods. The Strategies were also hurt by their exposure to international equities and global REITs as well as stock selection in the equity components. While these are factors that challenged the Strategies in the six- and 12-month periods, the Multi-Asset Solutions Team (the “Team”) believes that the Strategies contain appropriate allocations to both equity and fixed income, tailored to investors’ various long-term risk and return objectives.

While all of the underlying components were down on an absolute basis for both periods, international segments, which gave up their prior leadership, and REITs, pulled down the Strategies’ performance most significantly. REIT holdings—helped by diversification, avoidance of highly leveraged meltdowns and exposure to strong shopping-center owners in the US and Europe—outperformed the broad global REIT index, as measured by the FTSE EPRA/NAREIT Global RE Index. The growth Underlying Portfolios outperformed their value counterparts and US growth holdings outperformed their benchmarks (although both holdings and benchmarks posted negative returns). The Intermediate- and Short-Duration Underlying Portfolios were down the least on an absolute basis for both six- and 12-month periods, but were the largest detractors from relative performance for the 12-month period. For the six-month period, intermediate duration bonds and international value holdings detracted the most, while the Short Duration Underlying Portfolio followed closely. The relative underperformance of these fixed-income Underlying Portfolios was largely due to overweights in corporate bonds and commercial mortgage-backed securities (CMBS)—which were at the center of the credit crisis that has plagued markets throughout the period—and an underweight in Treasuries, which rallied as investors fled to the safest securities. Since the Strategies did not use financial leverage, their performance was not affected by risks that come with such investments.

Market Review and Investment Strategy

A global flight to quality left capital markets reeling in 2008 as investors sought safety from extreme market volatility by abandoning many investment types in favor of government bonds. This trend has reversed in the first two months of 2009, when non-government bonds outperformed government securities. Nonetheless, the extreme risk aversion, which characterized the six- and 12-month periods, contributed to severe declines across many asset classes, regions and investment styles. The markets witnessed the collapse and/or government takeover of several of the world’s most powerful financial firms—all of which further undermined investor confidence. Meanwhile, the US led most of the developed world into recession, and emerging-market economies, which had powered global growth in recent years, slowed significantly.

4	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

The Team has positioned the Strategies for substantial near-term risk and eventual recovery by combining defensive stocks with economically sensitive securities. Furthermore, the Team is maintaining an overweight to investment-grade corporates in the taxable bond Underlying Portfolios to take advantage of the spread over treasuries, which remains at historically high levels.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	5

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Strategies will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Strategies carefully before investing. For a free copy of the Strategies’ prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein Investments at 800.227.4618. You should read the prospectus carefully before you invest.

All fees and expenses related to the operation of the Strategies have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategies’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Standard & Poor’s (S&P) 500 Stock Index, the unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and the unmanaged Barclays Capital US Aggregate Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Stock Index includes 500 US stocks and is a common measure of the performance of the overall US stock market. The MSCI EAFE Index is a market capitalization-weighted index that measures stock performance in 21 countries in Europe, Australasia and the Far East. The Barclays Capital US Aggregate Index covers the US investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Strategies.

The MSCI EAFE Index values are calculated using net returns. Net returns approximate the minimum possible dividend reinvestment—the dividend is reinvested after deduction of withholding tax, applying the highest rate applicable to non-resident institutional individuals who do not benefit from double taxation treaties.

A Word About Risk

The Strategies allocate their investments among multiple asset classes which will include US and foreign securities. AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Wealth Preservation Strategy will include both equity and fixed-income securities. Price fluctuation in the Underlying Portfolio securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of your investment to decline. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. Investments

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

in the Strategies are not guaranteed because of fluctuation in the net asset value of the underlying fixed-income related investments. High-yield bonds (i.e., “junk bonds”) involve a greater risk of default and price volatility than other bonds. Investing in non-investment grade securities presents special risks, including credit risk. Within each of these, the Strategies will also allocate their investments in different types of securities, such as growth and value stocks and real estate investment trusts. AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Wealth Preservation Strategy will also allocate their investments to corporate and US government bonds. International investing involves risks not associated with US investments, including currency fluctuations and political and economic changes. Each of the Strategies can invest in small- to mid-capitalization companies. Investments in small- and mid-cap companies may be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in mid- or large-cap companies. A Strategy’s investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets or financial resources. The Strategies may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of derivatives involves specific risks and is not suitable for all investors. The Strategies systematically rebalance their allocations in these asset classes to maintain their target weightings. There can be no assurance that rebalancing will achieve its intended result, and the costs of rebalancing may be significant over time. The risks associated with an investment in the Strategies are more fully discussed in the prospectus.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	7

Historical Performance

WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein Wealth Appreciation Strategy
Class A	-45.47%	-48.84%

Class B*	-45.65%	-49.20%

Class C	-45.70%	-49.21%

Advisor Class**	-45.42%	-48.70%

Class R**	-45.59%	-49.06%

Class K**	-45.49%	-48.86%

Class I**	-45.41%	-48.70%

70% S&P 500 Stock Index/30% MSCI EAFE Index (Net)	-42.61%	-45.42%

S&P 500 Stock Index	-41.82%	-43.32%

MSCI EAFE Index (Net)	-44.58%	-50.22%

*       Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

**     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Historical Performance and Benchmark disclosures on pages 6-7.

(Historical Performance continued on next page)

8	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Historical Performance

BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein Balanced Wealth Strategy
Class A	-33.81%	-36.84%

Class B*	-34.06%	-37.31%

Class C	-34.03%	-37.28%

Advisor Class**	-33.70%	-36.69%

Class R**	-33.90%	-37.02%

Class K**	-33.76%	-36.80%

Class I**	-33.71%	-36.70%

60% S&P 500 Stock Index/40% Barclays Capital† US Aggregate Index	-26.66%	-27.65%

S&P 500 Stock Index	-41.82%	-43.32%

Barclays Capital† US Aggregate Index	1.88%	2.06%

*       Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

**     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†       Formerly Lehman Brothers.

See Historical Performance and Benchmark disclosures on pages 6-7.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	9

Historical Performance

WEALTH PRESERVATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein Wealth Preservation Strategy
Class A	-20.43%	-23.11%

Class B*	-20.78%	-23.71%

Class C	-20.70%	-23.65%

Advisor Class**	-20.35%	-22.85%

Class R**	-20.65%	-23.45%

Class K**	-20.50%	-23.17%

Class I**	-20.40%	-22.96%

70% Barclays Capital† US Aggregate Index/30% S&P 500 Stock Index	-13.33%	-13.80%

S&P 500 Stock Index	-41.82%	-43.32%

Barclays Capital† US Aggregate Index	1.88%	2.06%

*       Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

**     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†       Formerly Lehman Brothers.

See Historical Performance and Benchmark disclosures on pages 6-7.

(Historical Performance continued on next page)

10	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

EACH UNDERLYING PORTFOLIO*† VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 28, 2009	Returns
	6 Months	12 Months
AllianceBernstein US Value Portfolio	-44.97%	-49.48%

Russell 1000 Value Index	-44.71%	-47.35%

AllianceBernstein US Large Cap Growth Portfolio	-38.50%	-39.02%

Russell 1000 Growth Index	-39.90%	-40.03%

AllianceBernstein Global Real Estate Investment Portfolio	-51.84%	-55.85%

FTSE EPRA/NAREIT Global RE Index	-55.35%	-59.53%

AllianceBernstein International Value Portfolio	-51.14%	-57.06%

MSCI EAFE Index (Net)	-44.58%	-50.22%

AllianceBernstein International Growth Portfolio	-45.60%	-52.29%

MSCI EAFE Index (Net)	-44.58%	-50.22%

MSCI EAFE Growth Index (Net)	-43.75%	-49.07%

AllianceBernstein Small-Mid Cap Value Portfolio	-47.50%	-46.25%

Russell 2500 Value Index	-46.05%	-43.69%

AllianceBernstein Small-Mid Cap Growth Portfolio	-44.95%	-41.43%

Russell 2500 Growth Index	-46.20%	-44.20%

AllianceBernstein Short Duration Bond Portfolio	-1.95%	-3.91%

Merrill Lynch 1-3 Year Treasury Index	3.05%	3.30%

AllianceBernstein Intermediate Duration Bond Portfolio	-3.77%	-4.54%

Barclays Capital US Aggregate Index	1.88%	2.06%

AllianceBernstein Inflation-Protected Securities Portfolio	-6.98%	-6.37%

Barclays Capital 1-10 Year TIPS Index	-6.73%	-6.27%

AllianceBernstein High-Yield Portfolio	-22.66%	-23.32%

Barclays Capital US High Yield 2% Issuer Cap Index	-21.50%	-20.92%

*       Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. These share classes are not currently offered for direct investment from the general public.

†       The Underlying Portfolios do not contain sales charges or management fees.

See Historical Performance and Benchmark disclosures on pages 6-7.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	11

Historical Performance

WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
	NAV Returns	SEC Returns

Class A Shares
1 Year	-48.84%	-51.00%
5 Years	-6.76%	-7.56%
Since Inception*	-4.27%	-5.02%

Class B Shares
1 Year	-49.20%	-51.08%
5 Years	-7.44%	-7.44%
Since Inception*	-4.97%	-4.97%

Class C Shares
1 Year	-49.21%	-49.68%
5 Years	-7.44%	-7.44%
Since Inception*	-4.97%	-4.97%

Advisor Class Shares†
1 Year	-48.70%	-48.70%
5 Years	-6.51%	-6.51%
Since Inception*	-4.03%	-4.03%

Class R Shares†
1 Year	-49.06%	-49.06%
5 Years	-7.08%	-7.08%
Since Inception*	-7.31%	-7.31%

Class K Shares†
1 Year	-48.86%	-48.86%
Since Inception*	-10.64%	-10.64%

Class I Shares†
1 Year	-48.70%	-48.70%
Since Inception*	-10.36%	-10.36%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.12%, 1.84%, 1.83%, 0.82%, 1.47%, 1.11% and 0.78% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I, respectively. The expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown.

*	Inception Dates: 9/2/03 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares; 3/1/05 for Class K and Class I shares.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as the NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception dates for each class are listed above.

See Historical Performance disclosures on pages 6-7.

(Historical Performance continued on next page)

12	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Historical Performance

WEALTH APPRECIATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns

Class A Shares
1 Year	-46.40%
5 Years	-6.01%
Since Inception*	-3.50%

Class B Shares
1 Year	-46.50%
5 Years	-5.87%
Since Inception*	-3.45%

Class C Shares
1 Year	-44.96%
5 Years	-5.87%
Since Inception*	-3.45%

Advisor Class Shares†
1 Year	-43.84%
5 Years	-4.91%
Since Inception*	-2.48%

Class R Shares†
1 Year	-44.21%
5 Years	-5.50%
Since Inception*	-5.62%

Class K Shares†
1 Year	-44.03%
Since Inception*	-8.55%

Class I Shares†
1 Year	-43.82%
Since Inception*	-8.24%

*	Inception Dates: 9/2/03 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares; 3/1/05 for Class K and Class I shares.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception dates for each class are listed above.

See Historical Performance disclosures on pages 6-7.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	13

Historical Performance

BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
	NAV Returns	SEC Returns

Class A Shares
1 Year	-36.84%	-39.54%
5 Years	-3.73%	-4.55%
Since Inception*	-1.77%	-2.54%

Class B Shares
1 Year	-37.31%	-39.67%
5 Years	-4.40%	-4.40%
Since Inception*	-2.48%	-2.48%

Class C Shares
1 Year	-37.28%	-37.87%
5 Years	-4.39%	-4.39%
Since Inception*	-2.46%	-2.46%

Advisor Class Shares†
1 Year	-36.69%	-36.69%
5 Years	-3.43%	-3.43%
Since Inception*	-1.48%	-1.48%

Class R Shares†
1 Year	-37.02%	-37.02%
5 Years	-4.03%	-4.03%
Since Inception*	-4.15%	-4.15%

Class K Shares†
1 Year	-36.80%	-36.80%
Since Inception*	-6.52%	-6.52%

Class I Shares†
1 Year	-36.70%	-36.70%
Since Inception*	-6.24%	-6.24%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 0.97%, 1.70%, 1.68%, 0.67%, 1.35%, 0.98% and 0.67% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I, respectively. The expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown.

*	Inception Dates: 9/2/03 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares; 3/1/05 for Class K and Class I shares.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as the NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception dates for each class are listed above.

See Historical Performance disclosures on pages 6-7.

(Historical Performance continued on next page)

14	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Historical Performance

BALANCED WEALTH STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns

Class A Shares
1 Year	-35.41%
5 Years	-3.47%
Since Inception*	-1.39%

Class B Shares
1 Year	-35.51%
5 Years	-3.29%
Since Inception*	-1.33%

Class C Shares
1 Year	-33.69%
5 Years	-3.31%
Since Inception*	-1.33%

Advisor Class Shares†
1 Year	-32.30%
5 Years	-2.32%
Since Inception*	-0.32%

Class R Shares†
1 Year	-32.72%
5 Years	-2.94%
Since Inception*	-2.89%

Class K Shares†
1 Year	-32.56%
Since Inception*	-4.96%

Class I Shares†
1 Year	-32.31%
Since Inception*	-4.64%

*	Inception Dates: 9/2/03 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares; 3/1/05 for Class K and Class I shares.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception dates for each class are listed above.

See Historical Performance disclosures on pages 6-7.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	15

Historical Performance

WEALTH PRESERVATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 28, 2009
	NAV Returns	SEC Returns

Class A Shares
1 Year	-23.11%	-26.34%
5 Years	-1.03%	-1.88%
Since Inception*	0.26%	-0.52%

Class B Shares
1 Year	-23.71%	-26.63%
5 Years	-1.75%	-1.75%
Since Inception*	-0.45%	-0.45%

Class C Shares
1 Year	-23.65%	-24.38%
5 Years	-1.73%	-1.73%
Since Inception*	-0.45%	-0.45%

Advisor Class Shares†
1 Year	-22.85%	-22.85%
5 Years	-0.75%	-0.75%
Since Inception*	0.55%	0.55%

Class R Shares†
1 Year	-23.45%	-23.45%
5 Years	-1.35%	-1.35%
Since Inception*	-1.36%	-1.36%

Class K Shares†
1 Year	-23.17%	-23.17%
Since Inception*	-2.61%	-2.61%

Class I Shares†
1 Year	-22.96%	-22.96%
Since Inception*	-2.34%	-2.34%

The Strategy’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.00%, 1.72%, 1.71%, 0.70%, 1.38%, 1.00% and 0.68% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I, respectively. The expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown.

*	Inception Dates: 9/2/03 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares; 3/1/05 for Class K and Class I shares.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as the NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception dates for each class are listed above.

See Historical Performance disclosures on pages 6-7.

(Historical Performance continued on next page)

16	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Historical Performance

WEALTH PRESERVATION STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
SEC Returns

Class A Shares
1 Year	-23.19%
5 Years	-1.31%
Since Inception*	0.18%

Class B Shares
1 Year	-23.34%
5 Years	-1.15%
Since Inception*	0.25%

Class C Shares
1 Year	-21.07%
5 Years	-1.13%
Since Inception*	0.25%

Advisor Class Shares†
1 Year	-19.45%
5 Years	-0.14%
Since Inception*	1.26%

Class R Shares†
1 Year	-20.02%
5 Years	-0.74%
Since Inception*	-0.57%

Class K Shares†
1 Year	-19.69%
Since Inception*	-1.60%

Class I Shares†
1 Year	-19.56%
Since Inception*	-1.34%

*	Inception Dates: 9/2/03 for Class A, Class B, Class C and Advisor Class shares; 2/17/04 for Class R shares; 3/1/05 for Class K and Class I shares.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception dates for each class are listed above.

See Historical Performance disclosures on pages 6-7.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	17

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS^ ~ AS OF FEBRUARY 28, 2009
NAV/SEC Returns†

AllianceBernstein US Value Portfolio
1 Year	-49.48%
Since Inception*	-13.26%

AllianceBernstein US Large Cap Growth Portfolio
1 Year	-39.02%
Since Inception*	-8.05%

AllianceBernstein Global Real Estate Investment Portfolio
1 Year	-55.85%
Since Inception*	-11.75%

AllianceBernstein International Value Portfolio
1 Year	-57.06%
Since Inception*	-9.85%

AllianceBernstein International Growth Portfolio
1 Year	-52.29%
Since Inception*	-8.32%

AllianceBernstein Small-Mid Cap Value Portfolio
1 Year	-46.25%
Since Inception*	-10.58%

AllianceBernstein Small-Mid Cap Growth Portfolio
1 Year	-41.43%
Since Inception*	-6.21%

AllianceBernstein Short Duration Bond Portfolio
1 Year	-3.91%
Since Inception*	1.65%

AllianceBernstein Intermediate Duration Bond Portfolio
1 Year	-4.54%
Since Inception*	2.29%

AllianceBernstein Inflation-Protected Securities Portfolio
1 Year	-6.37%
Since Inception*	3.19%

AllianceBernstein High-Yield Portfolio
1 Year	-23.32%
Since Inception*	-3.69%

†	These Portfolios are offered at net asset value (NAV) and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant net asset value (NAV) without a sales charge or other fee. However, there are sales charges in connection to purchases of other AllianceBernstein share classes invested in these Underlying Portfolios.

^	Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. These share classes are not currently offered for direct investment from the general public.

~	The Underlying Portfolios do not contain sales charges or management fees.

*	Inception dates: 5/20/05 for all Portfolios.

See Historical Performance and Benchmark disclosures on pages 6-7.

(Historical Performance continued on next page)

18	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS^ ~ AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2009)
NAV/SEC Returns†

AllianceBernstein US Value Portfolio
1 Year	-43.70%
Since Inception*	-10.77%

AllianceBernstein US Large Cap Growth Portfolio
1 Year	-33.40%
Since Inception*	-5.94%

AllianceBernstein Global Real Estate Investment Portfolio
1 Year	-53.16%
Since Inception*	-9.61%

AllianceBernstein International Value Portfolio
1 Year	-53.61%
Since Inception*	-7.62%

AllianceBernstein International Growth Portfolio
1 Year	-48.17%
Since Inception*	-6.87%

AllianceBernstein Small-Mid Cap Value Portfolio
1 Year	-40.89%
Since Inception*	-7.86%

AllianceBernstein Small-Mid Cap Growth Portfolio
1 Year	-34.53%
Since Inception*	-3.46%

AllianceBernstein Short Duration Bond Portfolio
1 Year	-2.10%
Since Inception*	1.74%

AllianceBernstein Intermediate Duration Bond Portfolio
1 Year	-2.55%
Since Inception*	2.78%

AllianceBernstein Inflation-Protected Securities Portfolio
1 Year	-2.30%
Since Inception*	4.36%

AllianceBernstein High-Yield Portfolio
1 Year	-20.77%
Since Inception*	-2.87%

†	These Portfolios are offered at net asset value (NAV) and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant net asset value (NAV) without a sales charge or other fee. However, there are sales charges in connection to purchases of other AllianceBernstein share classes invested in these Underlying Portfolios.

^	Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. These share classes are not currently offered for direct investment from the general public.

~	The Underlying Portfolios do not contain sales charges or management fees.

*	Inception dates: 5/20/05 for all Portfolios.

See Historical Performance and Benchmark disclosures on pages 6-7.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	19

Historical Performance

FUND EXPENSES

As a shareholder of the Strategy, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Strategy expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Strategy and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Each Strategy will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Strategies invest. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Strategy’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Strategy’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Strategy and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Strategy will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Strategies invest. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Fund Expenses

FUND EXPENSES

(continued from previous page)

Wealth Appreciation Strategy

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$545.29	$4.41	1.15%
Hypothetical**	$1,000	$1,019.09	$5.76	1.15%
Class B
Actual	$1,000	$543.46	$7.23	1.89%
Hypothetical**	$1,000	$1,015.42	$9.44	1.89%
Class C
Actual	$1,000	$543.00	$7.12	1.86%
Hypothetical**	$1,000	$1,015.57	$9.30	1.86%
Advisor Class
Actual	$1,000	$545.78	$3.26	0.85%
Hypothetical**	$1,000	$1,020.58	$4.26	0.85%
Class R
Actual	$1,000	$544.11	$5.59	1.46%
Hypothetical**	$1,000	$1,017.55	$7.30	1.46%
Class K
Actual	$1,000	$545.13	$4.41	1.15%
Hypothetical**	$1,000	$1,019.09	$5.76	1.15%
Class I
Actual	$1,000	$545.91	$3.10	0.81%
Hypothetical**	$1,000	$1,020.78	$4.06	0.81%

Balanced Wealth Strategy

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$661.89	$4.16	1.01%
Hypothetical**	$1,000	$1,019.79	$5.06	1.01%
Class B
Actual	$1,000	$659.45	$7.16	1.74%
Hypothetical**	$1,000	$1,016.17	$8.70	1.74%
Class C
Actual	$1,000	$659.73	$7.08	1.72%
Hypothetical**	$1,000	$1,016.27	$8.60	1.72%
Advisor Class
Actual	$1,000	$662.96	$2.93	0.71%
Hypothetical**	$1,000	$1,021.27	$3.56	0.71%
Class R
Actual	$1,000	$661.04	$5.48	1.33%
Hypothetical**	$1,000	$1,018.20	$6.66	1.33%
Class K
Actual	$1,000	$662.36	$4.25	1.03%
Hypothetical**	$1,000	$1,019.69	$5.16	1.03%
Class I
Actual	$1,000	$662.93	$2.93	0.71%
Hypothetical**	$1,000	$1,021.27	$3.56	0.71%

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	21

Fund Expenses

FUND EXPENSES

(continued from previous page)

Wealth Preservation Strategy

	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$795.67	$4.45	1.00%
Hypothetical**	$1,000	$1,019.84	$5.01	1.00%
Class B
Actual	$1,000	$792.24	$7.69	1.73%
Hypothetical**	$1,000	$1,016.22	$8.65	1.73%
Class C
Actual	$1,000	$792.95	$7.60	1.71%
Hypothetical**	$1,000	$1,016.31	$8.55	1.71%
Advisor Class
Actual	$1,000	$796.53	$3.12	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%
Class R
Actual	$1,000	$793.53	$6.00	1.35%
Hypothetical**	$1,000	$1,018.10	$6.76	1.35%
Class K
Actual	$1,000	$794.98	$4.72	1.06%
Hypothetical**	$1,000	$1,019.54	$5.31	1.06%
Class I
Actual	$1,000	$796.04	$3.25	0.73%
Hypothetical**	$1,000	$1,021.17	$3.66	0.73%
*	Expenses are equal to each Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses of the underlying portfolios in which the Strategies invest are not included herein.

**	Assumes 5% return before expenses.

22	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Fund Expenses

WEALTH APPRECIATION STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,069.0

*	All data are as of February 28, 2009. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time. The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 70-171. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 11. Additional performance for the Underlying Portfolios may be found on pages 18-19.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	23

Portfolio Summary

BALANCED WEALTH STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,633.2

*	All data are as of February 28, 2009. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time. The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 70-171. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 11. Additional performance for the Underlying Portfolios may be found on pages 18-19.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2009, the Strategy’s total exposure to subprime investments was 0.38%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

24	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Portfolio Summary

WEALTH PRESERVATION STRATEGY

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $630.6

*	All data are as of February 28, 2009. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time. The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 70-171. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 11. Additional performance for the Underlying Portfolios may be found on pages 18-19.

Through its investments in the Underlying Portfolios, the Strategy currently has exposure to investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2009, the Strategy’s total exposure to subprime investments was 2.20%. These investments are valued in accordance with the Underlying Portfolio’s Valuation Policies.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	25

Portfolio Summary

STATEMENT OF NET ASSETS

February 28, 2009 (unaudited)

Wealth Appreciation Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein U.S. Large Cap Growth (shares of 38,286,428)	$259,199,116
AllianceBernstein U.S. Value (shares of 50,991,959)	254,959,797
AllianceBernstein International Growth (shares of 24,772,411)	149,129,915
AllianceBernstein International Value (shares of 30,475,950)	144,456,002
AllianceBernstein Global Real Estate Investment (shares of 22,436,234)	102,757,954
AllianceBernstein Small-Mid Cap Growth (shares of 11,851,709)	82,250,860
AllianceBernstein Small-Mid Cap Value (shares of 15,345,215)	79,795,119

Total investments (cost $2,118,020,952)	1,072,548,763
Receivable for shares of beneficial interest sold	4,077,887
Receivable for investments sold	470,306

Total assets	1,077,096,956

Liabilities
Payable for shares of beneficial interest redeemed	6,741,480
Advisory fee payable	613,146
Distribution fee payable	393,580
Transfer Agent fee payable	39,432
Accrued expenses	344,575

Total liabilities	8,132,213

Net Assets	$1,068,964,743

Composition of Net Assets
Shares of beneficial interest, at par	$1,600
Additional paid-in capital	2,189,968,856
Undistributed net investment income	8,783,735
Accumulated net realized loss on investment transactions	(84,317,259)
Net unrealized depreciation on investments	(1,045,472,189)

$1,068,964,743

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$404,003,848	60,245,840	$6.71	*

B	$139,339,869	21,032,129	$6.63

C	$177,375,869	26,758,527	$6.63

Advisor	$320,037,323	47,700,391	$6.71

R	$9,703,251	1,465,586	$6.62

K	$9,322,058	1,397,831	$6.67

I	$9,182,525	1,372,602	$6.69

*	The maximum offering price per share for Class A shares was $7.01 which reflects a sales charge of 4.25%.

See notes to financial statements.

26	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Statement of Net Assets

Balanced Wealth Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein Intermediate Duration Bond (shares of 53,412,823)	$481,783,665
AllianceBernstein U.S. Large Cap Growth (shares of 39,498,371)	267,403,974
AllianceBernstein U.S. Value (shares of 48,089,807)	240,449,035
AllianceBernstein Global Real Estate Investment (shares of 31,794,516)	145,618,884
AllianceBernstein High Yield (shares of 20,625,757)	133,242,390
AllianceBernstein International Growth (shares of 20,860,046)	125,577,476
AllianceBernstein International Value (shares of 26,258,717)	124,466,318
AllianceBernstein Small-Mid Cap Growth (shares of 8,978,834)	62,313,110
AllianceBernstein Small-Mid Cap Value (shares of 11,224,874)	58,369,345

Total investments (cost $2,749,966,259)	1,639,224,197
Receivable for shares of beneficial interest sold	2,802,441
Receivable for investments sold	2,094,147

Total assets	1,644,120,785

Liabilities
Payable for shares of beneficial interest redeemed	9,007,293
Distribution fee payable	830,179
Advisory fee payable	776,829
Transfer Agent fee payable	83,241
Accrued expenses	230,636

Total liabilities	10,928,178

Net Assets	$1,633,192,607

Composition of Net Assets
Shares of beneficial interest, at par	$2,172
Additional paid-in capital	2,762,569,120
Undistributed net investment income	11,921,147
Accumulated net realized loss on investment transactions	(30,557,770)
Net unrealized depreciation on investments	(1,110,742,062)

$1,633,192,607

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$812,631,703	107,855,772	$7.53	*

B	$326,429,697	43,563,447	$7.49

C	$379,633,178	50,606,550	$7.50

Advisor	$63,737,967	8,438,074	$7.55

R	$15,501,569	2,061,491	$7.52

K	$12,051,976	1,601,334	$7.53

I	$23,206,517	3,079,918	$7.53

*	The maximum offering price per share for Class A shares was $7.86 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	27

Statement of Net Assets

Wealth Preservation Strategy
Assets
Investments in Underlying Portfolios, at value:
AllianceBernstein Short Duration Bond (shares of 20,192,580)	$181,329,366
AllianceBernstein Intermediate Duration Bond (shares of 20,080,538)	181,126,455
AllianceBernstein Inflation Protected Securities (shares of 7,289,660)	67,793,838
AllianceBernstein Global Real Estate Investment (shares of 12,375,428)	56,679,458
AllianceBernstein U.S. Large Cap Growth (shares of 6,767,868)	45,818,463
AllianceBernstein U.S. Value (shares of 8,513,464)	42,567,322
AllianceBernstein International Growth (shares of 3,701,451)	22,282,738
AllianceBernstein International Value (shares of 4,540,733)	21,523,074
AllianceBernstein Small-Mid Cap Growth (shares of 1,010,534)	7,013,109
AllianceBernstein Small-Mid Cap Value (shares of 1,308,355)	6,803,444

Total investments (cost $853,920,526)	632,937,267
Receivable for shares of beneficial interest sold	1,718,106
Receivable for investments sold	1,163,185

Total assets	635,818,558

Liabilities
Payable for shares of beneficial interest redeemed	4,486,361
Distribution fee payable	320,541
Advisory fee payable	289,241
Transfer Agent fee payable	14,138
Accrued expenses	99,392

Total liabilities	5,209,673

Net Assets	$630,608,885

Composition of Net Assets
Shares of beneficial interest, at par	$747
Additional paid-in capital	862,775,359
Undistributed net investment income	5,128,700
Accumulated net realized loss on investment transactions	(16,312,662)
Net unrealized depreciation on investments	(220,983,259)

$630,608,885

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$300,279,374	35,469,655	$8.47	*

B	$126,661,942	15,041,446	$8.42

C	$161,096,754	19,136,765	$8.42

Advisor	$26,693,805	3,149,107	$8.48

R	$9,609,289	1,132,515	$8.48

K	$3,532,285	417,493	$8.46

I	$2,735,436	323,256	$8.46

*	The maximum offering price per share for Class A shares was $8.85 which reflects a sales charge of 4.25%.

See notes to financial statements.

28	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Statement of Net Assets

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2009 (unaudited)

	Wealth Appreciation Strategy		Balanced Wealth Strategy		Wealth Preservation Strategy
Investment Income
Income distributions from Underlying Portfolios	$17,983,511		$46,553,598		$19,979,254

Expenses
Advisory fee (see Note B)	4,613,698		5,644,793		2,008,650
Distribution fee—Class A	820,575		1,527,226		526,349
Distribution fee—Class B	956,132		2,061,567		744,105
Distribution fee—Class C	1,232,830		2,437,639		955,798
Distribution fee—Class R	29,993		43,007		22,427
Distribution fee—Class K	13,527		14,314		2,579
Transfer agency—Class A	397,535		595,572		157,134
Transfer agency—Class B	185,382		312,096		86,455
Transfer agency—Class C	201,826		312,215		93,008
Transfer agency—Advisor Class	293,872		48,326		11,494
Transfer agency—Class R	15,596		20,402		10,903
Transfer agency—Class K	10,821		11,060		1,965
Transfer agency—Class I	6,651		13,994		1,612
Printing	157,670		176,636		49,604
Registration fees	78,215		87,423		59,433
Custodian	33,857		33,852		33,895
Trustees’ fees	23,453		23,889		24,270
Legal	21,955		23,032		22,768
Audit	19,104		20,532		18,702
Miscellaneous	29,025		39,036		13,852

Total expenses	9,141,717		13,446,611		4,845,003
Less: expenses waived and reimbursed by the Adviser (see Note B)	– 0	–	– 0	–	(266)
Less: expense offset arrangement (see Note B)	(5,066)		(5,358)		(1,619)

Net expenses	9,136,651		13,441,253		4,843,118

Net investment income	8,846,860		33,112,345		15,136,136

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of Underlying Portfolio shares	(116,254,866)		(52,451,016)		(16,324,937)
Net realized gain distributions from Underlying Portfolios	18,808,116		13,823,996		1,947,744
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(851,400,453)		(917,665,910)		(182,059,224)

Net loss on investment transactions	(948,847,203)		(956,292,930)		(196,436,417)

Net Decrease in Net Assets from Operations	$(940,000,343)		$(923,180,585)		$(181,300,281)

See notes to financial statements.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	29

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

Wealth Appreciation Strategy
Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$8,846,860	$49,259,376
Net realized loss on sale of Underlying Portfolio shares	(116,254,866)	(1,835,542)
Net realized gain distributions from Underlying Portfolios	18,808,116	110,916,621
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(851,400,453)	(524,267,142)

Net decrease in net assets from operations	(940,000,343)	(365,926,687)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(4,026,873)	(18,411,685)
Class B	– 0	–	(4,705,617)
Class C	– 0	–	(5,858,500)
Advisor Class	(4,902,517)	(10,776,194)
Class R	(55,482)	(251,308)
Class K	(83,304)	(311,539)
Class I	(155,098)	(427,579)
Net realized gain on investment transactions
Class A	(36,471,978)	(16,646,987)
Class B	(12,977,468)	(6,496,049)
Class C	(16,612,607)	(8,087,587)
Advisor Class	(26,565,777)	(8,542,473)
Class R	(837,519)	(256,751)
Class K	(694,934)	(285,325)
Class I	(799,449)	(341,821)
Transactions in Shares of Beneficial Interest
Net increase	16,093,750	307,740,557

Total decrease	(1,028,089,599)	(139,585,545)
Net Assets
Beginning of period	2,097,054,342	2,236,639,887

End of period (including undistributed net investment income of $8,783,735 and $9,160,149, respectively)	$1,068,964,743	$2,097,054,342

See notes to financial statements.

30	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Statement of Changes in Net Assets

	Balanced Wealth Strategy
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$33,112,345	$101,871,180
Net realized loss on sale of Underlying Portfolio shares	(52,451,016)	(6,257,577)
Net realized gain distributions from Underlying Portfolios	13,823,996	98,963,993
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(917,665,910)	(511,064,843)

Net decrease in net assets from operations	(923,180,585)	(316,487,247)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(13,634,273)	(54,784,437)
Class B	(3,573,138)	(18,604,613)
Class C	(4,237,484)	(22,066,025)
Advisor Class	(1,239,466)	(4,299,751)
Class R	(199,214)	(481,268)
Class K	(137,959)	(530,916)
Class I	(321,694)	(1,098,836)
Net realized gain on investment transactions
Class A	(41,267,515)	(16,736,162)
Class B	(16,824,114)	(7,099,006)
Class C	(19,725,302)	(8,429,518)
Advisor Class	(3,096,491)	(1,122,553)
Class R	(743,402)	(137,759)
Class K	(428,466)	(158,717)
Class I	(880,024)	(319,054)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(173,540,728)	242,338,392

Total decrease	(1,203,029,855)	(210,017,470)
Net Assets
Beginning of period	2,836,222,462	3,046,239,932

End of period (including undistributed net investment income of $11,921,147 and $2,152,030, respectively)	$1,633,192,607	$2,836,222,462

See notes to financial statements.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	31

Statement of Changes in Net Assets

	Wealth Preservation Strategy
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$15,136,136	$32,826,885
Net realized loss on sale of Underlying Portfolio shares	(16,324,937)	(1,179,458)
Net realized gain distributions from Underlying Portfolios	1,947,744	16,021,607
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	(182,059,224)	(92,209,731)

Net decrease in net assets from operations	(181,300,281)	(44,540,697)
Dividends and Distributions to Shareholders from
Net investment income
Class A	(6,130,116)	(17,078,446)
Class B	(1,989,111)	(5,973,266)
Class C	(2,562,884)	(8,414,105)
Advisor Class	(455,824)	(1,123,341)
Class R	(135,008)	(354,158)
Class K	(37,530)	(72,429)
Class I	(54,229)	(121,212)
Net realized gain on investment transactions
Class A	(7,776,390)	(3,456,961)
Class B	(3,365,290)	(1,469,895)
Class C	(4,286,264)	(2,104,000)
Advisor Class	(500,630)	(202,421)
Class R	(205,476)	(79,588)
Class K	(39,514)	(14,821)
Class I	(67,680)	(23,277)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(81,666,994)	163,502,960

Total increase (decrease)	(290,573,221)	78,474,343
Net Assets
Beginning of period	921,182,106	842,707,763

End of period (including undistributed net investment income of $5,128,700 and $1,357,266, respectively)	$630,608,885	$921,182,106

See notes to financial statements.

32	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

February 28, 2009 (unaudited)

NOTE A

Significant Accounting Policies

The AllianceBernstein Portfolios (the “Trust”) was organized as a Massachusetts Business Trust on March 26, 1987 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of seven series: the AllianceBernstein Growth Fund, the Wealth Appreciation Strategy, the Balanced Wealth Strategy, the Wealth Preservation Strategy, the Tax-Managed Wealth Appreciation Strategy, the Tax-Managed Balanced Wealth Strategy and the Tax-Managed Wealth Preservation Strategy. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Wealth Appreciation Strategy, the Balanced Wealth Strategy and the Wealth Preservation Strategy (the “Strategies”). The Strategies offer Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Fund, (ii) for purposes of dividend reinvestment, (iii) through the Strategies' Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Automatic Investment Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Strategies invest primarily in a combination of portfolios of the AllianceBernstein Pooling Portfolios (the “Underlying Portfolios”) representing a variety of asset classes and investment styles that are managed by AllianceBernstein L.P. (the “Adviser”). The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Strategies.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	33

Notes to Financial Statements

1. Security Valuation

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Portfolios are valued at their net asset value each business day.

2. Fair Value Measurements

The Strategies adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Strategies would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategies. Unobservable inputs reflect the Strategies’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investment
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategies' own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategies’ investments by the above fair value hierarchy levels as of February 28, 2009:

	Investments in Securities
Level	Wealth Appreciation Strategy		Balanced Wealth Strategy		Wealth Preservation Strategy
Level 1	$1,072,548,763		$1,639,224,197		$632,937,267
Level 2	– 0	–	– 0	–	– 0	–
Level 3	– 0	–	– 0	–	– 0	–

Total	$1,072,548,763		$1,639,224,197		$632,937,267

3. Taxes

It is each Strategy’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders.

34	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Notes to Financial Statements

Therefore, no provisions for federal income or excise taxes are required. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainties in Income Taxes” (“FIN 48”), management has analyzed the Strategies’ tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Strategies’ financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Strategies are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Strategy represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged to each Strategy in proportion to each Strategy’s respective net assets. Expenses included in the accompanying statement of operations do not include any expenses of the Underlying Portfolios. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of the investment advisory agreement, the Strategies pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Strategy	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
Wealth Appreciation	.65%	.55%	.50%
Balanced Wealth	.55%	.45%	.40%
Wealth Preservation	.55%	.45%	.40%

Such fees are accrued daily and paid monthly.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	35

Notes to Financial Statements

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis as follows (the “Expense Caps”):

Strategy	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
Wealth Appreciation	1.50%	2.20%	2.20%	1.20%	1.70%	1.45%	1.20%
Balanced Wealth	1.20%	1.90%	1.90%	.90%	1.40%	1.15%	.90%
Wealth Preservation	1.20%	1.90%	1.90%	.90%	1.40%	1.15%	.90%

For the six months ended February 28, 2009, such reimbursement amounted to $0, $0 and $266, for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively. The Expense Caps expired on January 1, 2009.

The Strategies compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategies. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $611,855, $634,369 and $173,292 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, for the six months ended February 28, 2009.

For the six months ended February 28, 2009, the expenses of Class A, Class B, Class C and Advisor Class were reduced by $5,066, $5,358 and $1,619 for the Wealth Appreciation Strategy, Balanced Wealth Strategy and Wealth Preservation Strategy, respectively, under an expense offset arrangement with ABIS.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategies' shares. The Distributor has advised the Strategies that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Strategy for the six months ended February 28, 2009 as follows:

	Front-End Sales Charges	Contingent Deferred Sales Charges
Strategy	Class A	Class A	Class B	Class C
Wealth Appreciation	$54,350	$7,954	$245,925	$34,393
Balanced Wealth	131,073	8,434	709,252	69,588
Wealth Preservation	62,106	15,961	415,948	73,221

36	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Notes to Financial Statements

NOTE C

Distribution Plans

The Strategies have adopted a Plan for each class of shares of the Strategies pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a “Plan” and collectively the “Plans”). Under the Plans, the Strategies pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each Strategy's average daily net assets attributable to Class A shares, 1% of the average daily net assets attributable to both Class B and Class C shares, .50% of the average daily net assets attributable to Class R shares and .25% of the average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of each Strategy’s average daily net assets attributable to Class A shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Strategies are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Strategy's shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Strategies to the Distributor with respect to the relevant class. The Plans also provide that the Adviser may use its own resources to finance the distribution of each Strategy’s shares.

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios for the six months ended February 28, 2009 were as follows:

Strategy	Purchases	Sales
Wealth Appreciation	$88,792,970	$147,482,303
Balanced Wealth	112,913,020	343,437,712
Wealth Preservation	65,038,300	156,009,190

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized				Net Unrealized Depreciation
Strategy	Appreciation			(Depreciation)
Wealth Appreciation	$	– 0	–	$(1,045,472,189)	$(1,045,472,189)
Balanced Wealth		– 0	–	(1,110,742,062)	(1,110,742,062)
Wealth Preservation		– 0	–	(220,983,259)	(220,983,259)

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	37

Notes to Financial Statements

1. Currency Transactions

A Strategy may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. A Strategy or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and options. A Strategy or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Strategy or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Strategy or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Wealth Appreciation Strategy
	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

Class A
Shares sold	5,956,689	16,915,306	$54,058,513	$259,776,793

Shares issued in reinvestment of dividends and distributions	4,822,787	2,165,047	38,871,666	33,536,604

Shares converted from Class B	430,244	1,053,052	3,766,465	15,971,307

Shares redeemed	(12,695,374)	(13,943,239)	(114,879,572)	(208,124,927)

Net increase (decrease)	(1,485,654)	6,190,166	$(18,182,928)	$101,159,777

Class B
Shares sold	901,613	3,821,154	$8,208,275	$57,792,248

Shares issued in reinvestment of dividends and distributions	1,557,736	700,375	12,415,157	10,736,750

Shares converted to Class A	(436,348)	(1,067,243)	(3,766,465)	(15,971,307)

Shares redeemed	(3,110,490)	(4,055,721)	(27,869,271)	(59,406,221)

Net decrease	(1,087,489)	(601,435)	$(11,012,304)	$(6,848,530)

38	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Notes to Financial Statements

	Wealth Appreciation Strategy
	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

Class C
Shares sold	1,951,130	6,745,681	$17,595,158	$102,700,708

Shares issued in reinvestment of dividends and distributions	1,948,917	851,973	15,552,356	13,060,814

Shares redeemed	(5,867,809)	(6,234,708)	(51,991,020)	(91,108,291)

Net increase (decrease)	(1,967,762)	1,362,946	$(18,843,506)	$24,653,231

Advisor Class
Shares sold	14,720,628	18,076,172	$128,480,073	$271,754,461

Shares issued in reinvestment of dividends and distributions	3,645,870	1,215,600	29,385,711	18,866,109

Shares redeemed	(11,742,131)	(7,363,958)	(98,369,885)	(113,868,272)

Net increase	6,624,367	11,927,814	$59,495,899	$176,752,298

Class R
Shares sold	352,715	795,087	$3,124,798	$11,831,496

Shares issued in reinvestment of dividends and distributions	112,186	33,163	892,998	508,056

Shares redeemed	(264,655)	(342,097)	(2,298,777)	(5,013,569)

Net increase	200,246	486,153	$1,719,019	$7,325,983

Class K
Shares sold	334,677	337,781	$2,824,422	$5,008,937

Shares issued in reinvestment of dividends and distributions	97,157	38,707	778,235	596,860

Shares redeemed	(189,579)	(173,648)	(1,598,478)	(2,479,556)

Net increase	242,255	202,840	$2,004,179	$3,126,241

Class I
Shares sold	112,761	244,001	$1,153,925	$3,761,206

Shares issued in reinvestment of dividends and distributions	118,873	49,449	954,547	765,968

Shares redeemed	(128,522)	(190,814)	(1,195,081)	(2,955,617)

Net increase	103,112	102,636	$913,391	$1,571,557

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	39

Notes to Financial Statements

	Balanced Wealth Strategy
	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

Class A
Shares sold	10,556,604	32,227,149	$96,661,252	$429,927,868

Shares issued in reinvestment of dividends and distributions	6,011,260	5,143,144	52,645,707	68,349,214

Shares converted from Class B	615,787	1,656,179	5,553,296	21,840,958

Shares redeemed	(25,935,094)	(28,758,094)	(236,016,960)	(374,162,118)

Net increase (decrease)	(8,751,443)	10,268,378	$(81,156,705)	$145,955,922

Class B
Shares sold	2,202,156	9,149,103	$20,608,259	$120,910,853

Shares issued in reinvestment of dividends and distributions	2,261,228	1,848,988	19,534,407	24,502,321

Shares converted to Class A	(618,924)	(1,664,804)	(5,553,296)	(21,840,958)

Shares redeemed	(8,013,841)	(8,399,794)	(73,019,524)	(108,299,075)

Net increase (decrease)	(4,169,381)	933,493	$(38,430,154)	$15,273,141

Class C
Shares sold	3,714,452	13,337,772	$34,148,558	$177,238,047

Shares issued in reinvestment of dividends and distributions	2,574,571	2,126,151	22,273,260	28,193,964

Shares redeemed	(12,777,756)	(12,514,283)	(115,856,871)	(161,508,472)

Net increase (decrease)	(6,488,733)	2,949,640	$(59,435,053)	$43,923,539

Advisor Class
Shares sold	2,651,672	3,725,073	$24,117,723	$48,867,403

Shares issued in reinvestment of dividends and distributions	445,551	378,391	3,942,688	5,024,467

Shares redeemed	(4,054,985)	(2,791,137)	(35,480,436)	(37,424,000)

Net increase (decrease)	(957,762)	1,312,327	$(7,420,025)	$16,467,870

40	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Notes to Financial Statements

	Balanced Wealth Strategy
	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

Class R
Shares sold	669,539	1,296,204	$6,199,112	$17,008,189

Shares issued in reinvestment of dividends and distributions	108,467	46,944	942,546	619,027

Shares redeemed	(474,893)	(681,362)	(4,256,829)	(9,156,614)

Net increase	303,113	661,786	$2,884,829	$8,470,602

Class K
Shares sold	717,363	416,474	$6,348,857	$5,687,412

Shares issued in reinvestment of dividends and distributions	64,799	51,998	566,418	689,628

Shares redeemed	(357,019)	(399,573)	(3,211,827)	(5,437,550)

Net increase	425,143	68,899	$3,703,448	$939,490

Class I
Shares sold	1,348,127	1,005,235	$11,551,283	$13,923,344

Shares issued in reinvestment of dividends and distributions	135,902	106,398	1,193,180	1,409,561

Shares redeemed	(741,854)	(307,136)	(6,431,531)	(4,025,077)

Net increase	742,175	804,497	$6,312,932	$11,307,828

	Wealth Preservation Strategy
	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

Class A
Shares sold	6,056,877	16,958,525	$57,776,909	$199,420,443

Shares issued in reinvestment of dividends and distributions	1,386,137	1,614,468	12,894,687	18,963,276

Shares converted from Class B	160,293	354,493	1,473,758	4,149,270

Shares redeemed	(12,204,857)	(11,825,237)	(116,143,713)	(137,898,890)

Net increase (decrease)	(4,601,550)	7,102,249	$(43,998,359)	$84,634,099

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	41

Notes to Financial Statements

	Wealth Preservation Strategy
	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

Class B
Shares sold	1,787,864	5,513,748	$17,195,297	$64,314,281

Shares issued in reinvestment of dividends and distributions	547,957	595,378	5,038,887	6,971,221

Shares converted to Class A	(161,109)	(356,323)	(1,473,758)	(4,149,270)

Shares redeemed	(3,909,686)	(3,266,693)	(36,737,524)	(37,824,870)

Net increase (decrease)	(1,734,974)	2,486,110	$(15,977,098)	$29,311,362

Class C
Shares sold	2,546,465	8,927,518	$24,150,957	$104,996,991

Shares issued in reinvestment of dividends and distributions	676,442	824,556	6,223,788	9,648,457

Shares redeemed	(6,414,438)	(6,538,500)	(60,700,883)	(75,377,226)

Net increase (decrease)	(3,191,531)	3,213,574	$(30,326,138)	$39,268,222

Advisor Class
Shares sold	1,352,541	1,435,192	$12,571,027	$16,833,421

Shares issued in reinvestment of dividends and distributions	92,239	102,117	863,530	1,198,667

Shares redeemed	(1,061,673)	(862,213)	(9,830,431)	(10,201,414)

Net increase	383,107	675,096	$3,604,126	$7,830,674

Class R
Shares sold	337,341	337,616	$3,081,658	$3,955,720

Shares issued in reinvestment of dividends and distributions	36,746	36,814	340,477	433,747

Shares redeemed	(145,571)	(274,251)	(1,367,773)	(3,206,632)

Net increase	228,516	100,179	$2,054,362	$1,182,835

Class K
Shares sold	533,844	54,102	$5,034,976	$631,103

Shares issued in reinvestment of dividends and distributions	8,196	7,431	77,042	87,248

Shares redeemed	(286,239)	(46,560)	(2,688,605)	(546,831)

Net increase	255,801	14,973	$2,423,413	$171,520

42	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Notes to Financial Statements

	Wealth Preservation Strategy
	Shares		Amount
	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31, 2008

Class I
Shares sold	72,299	109,662	$731,236	$1,312,403

Shares issued in reinvestment of dividends and distributions	13,146	12,325	121,909	144,490

Shares redeemed	(31,890)	(30,082)	(300,445)	(352,645)

Net increase	53,555	91,905	$552,700	$1,104,248

NOTE F

Risks Involved in Investing in the Strategies

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of an Underlying Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign Securities Risk—An Underlying Portfolio’s investments in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of an Underlying Portfolio’s investments or reduce the returns of the Portfolio. For example, the value of the Portfolio's investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Portfolio’s investments in securities denominated in foreign currencies, the Portfolio’s positions in various currencies may cause the Portfolio to experience losses due to the changes in exchange rates and interest rates.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	43

Notes to Financial Statements

Indemnification Risk—In the ordinary course of business, the Strategies enter into contracts that contain a variety of indemnifications. The Strategies’ maximum exposure under these arrangements is unknown. However, the Strategies have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategies, participate in a $250 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategies did not utilize the Facility during the six months ended February 28, 2009.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2009 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2008 and August 31, 2007 were as follows:

Wealth Appreciation Strategy	2008	2007
Distributions paid from:
Ordinary income	$40,742,422	$29,450,394
Long-term capital gains	40,656,993	3,371,021

Total taxable distributions	81,399,415	32,821,415

Total distributions paid	$81,399,415	$32,821,415

Balanced Wealth Strategy	2008	2007
Distributions paid from:
Ordinary income	$101,865,846	$60,992,752
Long-term capital gains	34,002,769	2,831,182

Total taxable distributions	135,868,615	63,823,934

Total distributions paid	$135,868,615	$63,823,934

Wealth Preservation Strategy	2008	2007
Distributions paid from:
Ordinary income	$33,136,957	$19,063,785
Long-term capital gains	7,350,963	837,394

Total taxable distributions	40,487,920	19,901,179

Total distributions paid	$40,487,920	$19,901,179

44	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Notes to Financial Statements

As of August 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Strategy	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital and Other Gains (Losses)		Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
Wealth Appreciation	$9,160,149	$112,075,393	$	– 0 –	$(198,057,906)	$(76,822,364)
Balanced Wealth	2,152,031	95,867,467		– 0 –	(197,909,056)	(99,889,558)
Wealth Preservation	1,357,271	16,155,301		– 0 –	(40,773,566)	(23,260,994)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax losses on wash sales.

NOTE I

Legal Proceedings

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“AllianceBernstein defendants”), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and “market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (“SEC Order”) and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”).

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	45

Notes to Financial Statements

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Alliance Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE J

Recent Accounting Pronouncement

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the adoption of FAS 161 will have no material impact on the Strategies’ financial statements.

46	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Wealth Appreciation Strategy
	Class A
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,								September 2, 2003(a) to August 31, 2004
			2008		2007		2006		2005

Net asset value, beginning of period	$ 13.38		$ 16.32		$ 14.39		$ 12.74		$ 10.91		$ 10.00

Income From Investment Operations
Net investment income(b)	.06		.36		.27		.06		.04	(c)	.03	(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.03)		(2.70)		2.00		1.67		1.88		.91

Net increase (decrease) in net asset value from operations	(5.97)		(2.34)		2.27		1.73		1.92		.94

Less: Dividends and Distributions
Dividends from net investment income	(.07)		(.32)		(.30)		(.05)		(.07)		(.03)
Distributions from net realized gain on investment transactions	(.63)		(.28)		(.04)		(.03)		(.02)		– 0	–

Total dividends and distributions	(.70)		(.60)		(.34)		(.08)		(.09)		(.03)

Net asset value, end of period	$ 6.71		$ 13.38		$ 16.32		$ 14.39		$ 12.74		$ 10.91

Total Return
Total investment return based on net asset value(e)	(45.47)%		(14.86)%		15.88%		13.64%		17.68%		9.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$404,004		$825,949		$906,379		$526,745		$261,218		$91,136
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.15	%(f)(g)	1.08	%(g)	1.07	%(g)	1.13	%(g)(h)	1.33	%(g)	1.55	%(f)
Expenses, before waivers/reimbursements	1.15	%(f)(g)	1.08	%(g)	1.07	%(g)	1.13	%(g)(h)	1.33	%(g)	2.03	%(f)
Net investment income	1.42	%(f)	2.39%		1.68%		.41	%(h)	.35	%(c)	.33	%(c)(d)(f)
Portfolio turnover rate	6%		4%		5%		1%		32%		28%

See footnote summary on page 68.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	47

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Wealth Appreciation Strategy
	Class B
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,								September 2, 2003(a) to August 31, 2004
			2008		2007		2006		2005

Net asset value, beginning of period	$ 13.17		$ 16.08		$ 14.21		$ 12.62		$ 10.84		$ 10.00

Income From Investment Operations
Net investment income (loss)(b)	.03		.25		.17		(.04)		(.04	)(c)	(.04	)(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.94)		(2.67)		1.95		1.66		1.86		.90

Net increase (decrease) in net asset value from operations	(5.91)		(2.42)		2.12		1.62		1.82		.86

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.21)		(.21)		– 0	–	(.02)		(.02)
Distributions from net realized gain on investment transactions	(.63)		(.28)		(.04)		(.03)		(.02)		– 0	–

Total dividends and distributions	(.63)		(.49)		(.25)		(.03)		(.04)		(.02)

Net asset value, end of period	$ 6.63		$ 13.17		$ 16.08		$ 14.21		$ 12.62		$ 10.84

Total Return
Total investment return based on net asset value(e)	(45.65)%		(15.49)%		15.02%		12.85%		16.82%		8.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$139,340		$291,413		$365,429		$261,738		$156,524		$72,092
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.89	%(f)(g)	1.80	%(g)	1.79	%(g)	1.85	%(g)(h)	2.04	%(g)	2.24	%(f)
Expenses, before waivers/reimbursements	1.89	%(f)(g)	1.80	%(g)	1.79	%(g)	1.85	%(g)(h)	2.04	%(g)	2.75	%(f)
Net investment income (loss)	.67	%(f)	1.70%		1.05%		(.32	)%(h)	(.33	)%(c)	(.36	)%(c)(d)(f)
Portfolio turnover rate	6%		4%		5%		1%		32%		28%

See footnote summary on page 68.

48	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Wealth Appreciation Strategy
	Class C
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,								September 2, 2003(a) to August 31, 2004
			2008		2007		2006		2005

Net asset value, beginning of period	$ 13.18		$ 16.08		$ 14.21		$ 12.62		$ 10.84		$ 10.00

Income From Investment Operations
Net investment income (loss)(b)	.03		.25		.15		(.04)		(.04	)(c)	(.04	)(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.95)		(2.66)		1.97		1.66		1.86		.90

Net increase (decrease) in net asset value from operations	(5.92)		(2.41)		2.12		1.62		1.82		.86

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.21)		(.21)		– 0	–	(.02)		(.02)
Distributions from net realized gain on investment transactions	(.63)		(.28)		(.04)		(.03)		(.02)		– 0	–

Total dividends and distributions	(.63)		(.49)		(.25)		(.03)		(.04)		(.02)

Net asset value, end of period	$ 6.63		$ 13.18		$ 16.08		$ 14.21		$ 12.62		$ 10.84

Total Return
Total investment return based on net asset value(e)	(45.70)%		(15.43)%		15.02%		12.85%		16.82%		8.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$177,376		$378,541		$440,098		$244,732		$114,591		$50,779
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.86	%(f)(g)	1.79	%(g)	1.77	%(g)	1.83	%(g)(h)	2.03	%(g)	2.25	%(f)
Expenses, before waivers/reimbursements	1.86	%(f)(g)	1.79	%(g)	1.77	%(g)	1.83	%(g)(h)	2.03	%(g)	2.76	%(f)
Net investment income (loss)	.72	%(f)	1.70%		.96%		(.30	)%(h)	(.32	)%(c)	(.38	)%(c)(d)(f)
Portfolio turnover rate	6%		4%		5%		1%		32%		28%

See footnote summary on page 68.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	49

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Wealth Appreciation Strategy
	Advisor Class
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,								September 2, 2003(a) to August 31, 2004
			2008		2007		2006		2005

Net asset value, beginning of period	$ 13.44		$ 16.39		$ 14.44		$ 12.77		$ 10.92		$ 10.00

Income From Investment Operations
Net investment income(b)	.07		.38		.32		.09		.08	(c)	.06	(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.05)		(2.69)		2.00		1.69		1.88		.89

Net increase (decrease) in net asset value from operations	(5.98)		(2.31)		2.32		1.78		1.96		.95

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.36)		(.33)		(.08)		(.09)		(.03)
Distributions from net realized gain on investment transactions	(.63)		(.28)		(.04)		(.03)		(.02)		– 0	–

Total dividends and distributions	(.75)		(.64)		(.37)		(.11)		(.11)		(.03)

Net asset value, end of period	$ 6.71		$ 13.44		$ 16.39		$ 14.44		$ 12.77		$ 10.92

Total Return
Total investment return based on net asset value(e)	(45.42)%		(14.62)%		16.23%		13.99%		18.04%		9.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$320,037		$552,028		$477,616		$300,451		$106,973		$37,645
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.85	%(f)(g)	.78	%(g)	.77	%(g)	.82	%(g)(h)	1.02	%(g)	1.28	%(f)
Expenses, before waivers/reimbursements	.85	%(f)(g)	.78	%(g)	.77	%(g)	.82	%(g)(h)	1.02	%(g)	1.84	%(f)
Net investment income	1.60	%(f)	2.50%		2.00%		.67	%(h)	.66	%(c)	.58	%(c)(d)(f)
Portfolio turnover rate	6%		4%		5%		1%		32%		28%

See footnote summary on page 68.

50	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Wealth Appreciation Strategy
	Class R
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,								February 17, 2004(i) to August 31, 2004
			2008		2007		2006		2005

Net asset value, beginning of period	$ 13.20		$ 16.13		$ 14.27		$ 12.69		$ 10.89		$ 11.29

Income From Investment Operations
Net investment income (loss)(b)	.04		.27		.20		(.04)		(.02	)(c)	.02	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.94)		(2.64)		1.99		1.71		1.91		(.42)

Net increase (decrease) in net asset value from operations	(5.90)		(2.37)		2.19		1.67		1.89		(.40)

Less: Dividends and Distributions
Dividends from net investment income	(.05)		(.28)		(.29)		(.06)		(.07)		– 0	–
Distributions from net realized gain on investment transactions	(.63)		(.28)		(.04)		(.03)		(.02)		– 0	–

Total dividends and distributions	(.68)		(.56)		(.33)		(.09)		(.09)		– 0	–

Net asset value, end of period	$ 6.62		$ 13.20		$ 16.13		$ 14.27		$ 12.69		$ 10.89

Total Return
Total investment return based on net asset value(e)	(45.59)%		(15.17)%		15.44%		13.20%		17.37%		(3.54)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,703		$16,705		$12,568		$6,185		$117		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.46	%(f)(g)	1.43	%(g)	1.44	%(g)	1.46	%(g)(h)	1.67	%(g)	1.70	%(f)
Expenses, before waivers/reimbursements	1.46	%(f)(g)	1.43	%(g)	1.44	%(g)	1.46	%(g)(h)	1.67	%(g)	2.18	%(f)
Net investment income (loss)	1.01	%(f)	1.84%		1.26%		(.33	)%(h)	(.17	)%(c)	.32	%(c)(f)
Portfolio turnover rate	6%		4%		5%		1%		32%		28%

See footnote summary on page 68.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	51

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Wealth Appreciation Strategy
	Class K
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,				March 1, 2005(i) to August 31, 2005
			2008	2007	2006

Net asset value, beginning of period	$ 13.32		$ 16.25	$ 14.35	$ 12.74		$ 12.19

Income From Investment Operations
Net investment income(b)	.06		.36	.27	.05		.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.00)		(2.70)	1.98	1.68		.54

Net increase (decrease) in net asset value from operations	(5.94)		(2.34)	2.25	1.73		.55

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.31)	(.31)	(.09)		– 0	–
Distributions from net realized gain on investment transactions	(.63)		(.28)	(.04)	(.03)		– 0	–

Total dividends and distributions	(.71)		(.59)	(.35)	(.12)		– 0	–

Net asset value, end of period	$ 6.67		$ 13.32	$ 16.25	$ 14.35		$ 12.74

Total Return
Total investment return based on net asset value(e)	(45.49)%		(14.89)%	15.80%	13.60%		4.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,322		$15,393	$15,478	$7,850		$10
Ratio to average net assets of:
Expenses(g)	1.15	%(f)	1.07%	1.13%	1.15	%(h)	1.35	%(f)
Net investment income	1.27	%(f)	2.39%	1.67%	.38	%(h)	.24	%(f)
Portfolio turnover rate	6%		4%	5%	1%		32%

See footnote summary on page 68.

52	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Wealth Appreciation Strategy
	Class I
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,				March 1, 2005(i) to August 31, 2005
			2008	2007	2006

Net asset value, beginning of period	$ 13.41		$ 16.34	$ 14.41	$ 12.75		$ 12.19

Income From Investment Operations
Net investment income(b)	.08		.41	.34	.13		.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.04)		(2.70)	1.96	1.65		.53

Net increase (decrease) in net asset value from operations	(5.96)		(2.29)	2.30	1.78		.56

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.36)	(.33)	(.09)		– 0	–
Distributions from net realized gain on investment transactions	(.63)		(.28)	(.04)	(.03)		– 0	–

Total dividends and distributions	(.76)		(.64)	(.37)	(.12)		– 0	–

Net asset value, end of period	$ 6.69		$ 13.41	$ 16.34	$ 14.41		$ 12.75

Total Return
Total investment return based on net asset value(e)	(45.41)%		(14.56)%	16.11%	14.03%		4.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,183		$17,025	$19,072	$16,452		$10
Ratio to average net assets of:
Expenses(g)	.81	%(f)	.74%	.80%	.84	%(h)	1.05	%(f)
Net investment income	1.69	%(f)	2.72%	2.12%	.98	%(h)	.54	%(f)
Portfolio turnover rate	6%		4%	5%	1%		32%

See footnote summary on page 68.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	53

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Balanced Wealth Strategy
	Class A
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,								September 2, 2003(a) to August 31, 2004
			2008		2007		2006		2005

Net asset value, beginning of period	$ 12.04		$ 13.94		$ 12.86		$ 11.96		$ 10.78		$ 10.00

Income From Investment Operations
Net investment income(b)	.16		.48		.37		.24		.17	(c)	.15	(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.16)		(1.75)		1.12		.93		1.24		.73

Net increase (decrease) in net asset value from operations	(4.00)		(1.27)		1.49		1.17		1.41		.88

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.48)		(.39)		(.23)		(.22)		(.10)
Distributions from net realized gain on investment transactions	(.39)		(.15)		(.02)		(.04)		(.01)		– 0	–

Total dividends and distributions	(.51)		(.63)		(.41)		(.27)		(.23)		(.10)

Net asset value, end of period	$ 7.53		$ 12.04		$ 13.94		$ 12.86		$ 11.96		$ 10.78

Total Return
Total investment return based on net asset value(e)	(33.81)%		(9.49)%		11.68%		9.94%		13.22%		8.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$812,632		$1,404,046		$1,481,913		$934,926		$522,962		$185,724
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.01	%(f)(g)	.93	%(g)	.95	%(g)	.99	%(g)(h)	1.13	%(g)	1.25	%(f)
Expenses, before waivers/reimbursements	1.01	%(f)(g)	.93	%(g)	.95	%(g)	.99	%(g)(h)	1.13	%(g)	1.67	%(f)
Net investment income	3.53	%(f)	3.62%		2.72%		1.91	%(h)	1.45	%(c)	1.57	%(c)(d)(f)
Portfolio turnover rate	5%		6%		3%		1%		59%		59%

See footnote summary on page 68.

54	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Balanced Wealth Strategy
	Class B
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,								September 2, 2003(a) to August 31, 2004
			2008		2007		2006		2005

Net asset value, beginning of period	$ 11.97		$ 13.86		$ 12.80		$ 11.91		$ 10.74		$ 10.00

Income From Investment Operations
Net investment income(b)	.13		.38		.28		.15		.09	(c)	.09	(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.15)		(1.73)		1.10		.93		1.24		.71

Net increase (decrease) in net asset value from operations	(4.02)		(1.35)		1.38		1.08		1.33		.80

Less: Dividends and Distributions
Dividends from net investment income	(.07)		(.39)		(.30)		(.15)		(.15)		(.06)
Distributions from net realized gain on investment transactions	(.39)		(.15)		(.02)		(.04)		(.01)		– 0	–

Total dividends and distributions	(.46)		(.54)		(.32)		(.19)		(.16)		(.06)

Net asset value, end of period	$ 7.49		$ 11.97		$ 13.86		$ 12.80		$ 11.91		$ 10.74

Total Return
Total investment return based on net asset value(e)	(34.06)%		(10.12)%		10.85%		9.16%		12.46%		8.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$326,430		$571,333		$648,527		$455,131		$276,275		$123,265
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.74	%(f)(g)	1.66	%(g)	1.66	%(g)	1.71	%(g)(h)	1.84	%(g)	1.96	%(f)
Expenses, before waivers/reimbursements	1.74	%(f)(g)	1.66	%(g)	1.66	%(g)	1.71	%(g)(h)	1.84	%(g)	2.37	%(f)
Net investment income	2.80	%(f)	2.91%		2.04%		1.20	%(h)	.75	%(c)	.88	%(c)(d)(f)
Portfolio turnover rate	5%		6%		3%		1%		59%		59%

See footnote summary on page 68.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	55

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Balanced Wealth Strategy
	Class C
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,								September 2, 2003(a) to August 31, 2004
			2008		2007		2006		2005

Net asset value, beginning of period	$ 11.98		$ 13.87		$ 12.80		$ 11.91		$ 10.74		$ 10.00

Income From Investment Operations
Net investment income(b)	.13		.39		.27		.15		.09	(c)	.08	(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.15)		(1.74)		1.12		.93		1.24		.72

Net increase (decrease) in net asset value from operations	(4.02)		(1.35)		1.39		1.08		1.33		.80

Less: Dividends and Distributions
Dividends from net investment income	(.07)		(.39)		(.30)		(.15)		(.15)		(.06)
Distributions from net realized gain on investment transactions	(.39)		(.15)		(.02)		(.04)		(.01)		– 0	–

Total dividends and distributions	(.46)		(.54)		(.32)		(.19)		(.16)		(.06)

Net asset value, end of period	$ 7.50		$ 11.98		$ 13.87		$ 12.80		$ 11.91		$ 10.74

Total Return
Total investment return based on net asset value(e)	(34.03)%		(10.11)%		10.92%		9.16%		12.46%		8.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$379,633		$683,989		$750,829		$420,484		$203,262		$85,171
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.72	%(f)(g)	1.64	%(g)	1.65	%(g)	1.70	%(g)(h)	1.83	%(g)	1.96	%(f)
Expenses, before waivers/reimbursements	1.72	%(f)(g)	1.64	%(g)	1.65	%(g)	1.70	%(g)(h)	1.83	%(g)	2.38	%(f)
Net investment income	2.84	%(f)	2.93%		1.99%		1.22	%(h)	.76	%(c)	.85	%(c)(d)(f)
Portfolio turnover rate	5%		6%		3%		1%		59%		59%

See footnote summary on page 68.

56	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Balanced Wealth Strategy
	Advisor Class
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,								September 2, 2003(a) to August 31, 2004
			2008		2007		2006		2005

Net asset value, beginning of period	$ 12.07		$ 13.97		$ 12.89		$ 11.98		$ 10.79		$ 10.00

Income From Investment Operations
Net investment income(b)	.17		.49		.42		.27		.20	(c)	.19	(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.17)		(1.72)		1.11		.95		1.25		.72

Net increase (decrease) in net asset value from operations	(4.00)		(1.23)		1.53		1.22		1.45		.91

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.52)		(.43)		(.27)		(.25)		(.12)
Distributions from net realized gain on investment transactions	(.39)		(.15)		(.02)		(.04)		(.01)		– 0	–

Total dividends and distributions	(.52)		(.67)		(.45)		(.31)		(.26)		(.12)

Net asset value, end of period	$ 7.55		$ 12.07		$ 13.97		$ 12.89		$ 11.98		$ 10.79

Total Return
Total investment return based on net asset value(e)	(33.70)%		(9.19)%		11.98%		10.31%		13.60%		9.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,738		$113,428		$112,984		$83,781		$53,679		$15,790
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.71	%(f)(g)	.63	%(g)	.65	%(g)	.69	%(g)(h)	.84	%(g)	.98	%(f)
Expenses, before waivers/reimbursements	.71	%(f)(g)	.63	%(g)	.65	%(g)	.69	%(g)(h)	.84	%(g)	1.52	%(f)
Net investment income	3.83	%(f)	3.74%		3.01%		2.17	%(h)	1.69	%(c)	1.80	%(c)(d)(f)
Portfolio turnover rate	5%		6%		3%		1%		59%		59%
See footnote summary on page 68.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	57

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Balanced Wealth Strategy
	Class R
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,								February 17, 2004(i) to August 31, 2004
			2008		2007		2006		2005

Net asset value, beginning of period	$ 12.02		$ 13.91		$ 12.85		$ 11.95		$ 10.77		$ 10.99

Income From Investment Operations
Net investment income(b)	.14		.38		.29		.13	(c)	.18	(c)	.08	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.15)		(1.69)		1.14		1.00		1.20		(.25)

Net increase (decrease) in net asset value from operations	(4.01)		(1.31)		1.43		1.13		1.38		(.17)

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.43)		(.35)		(.19)		(.19)		(.05)
Distributions from net realized gain on investment transactions	(.39)		(.15)		(.02)		(.04)		(.01)		– 0	–

Total dividends and distributions	(.49)		(.58)		(.37)		(.23)		(.20)		(.05)

Net asset value, end of period	$ 7.52		$ 12.02		$ 13.91		$ 12.85		$ 11.95		$ 10.77

Total Return
Total investment return based on net asset value(e)	(33.90)%		(9.75)%		11.23%		9.53%		12.95%		(1.54)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,501		$21,129		$15,254		$3,651		$233		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.33	%(f)(g)	1.31	%(g)	1.33	%(g)	1.33	%(g)(h)	1.40	%(g)	1.40	%(f)
Expenses, before waivers/reimbursements	1.33	%(f)(g)	1.31	%(g)	1.33	%(g)	1.35	%(g)(h)	1.42	%(g)	1.79	%(f)
Net investment income	3.00	%(f)	2.99%		2.11%		1.07	%(c)(h)	1.57	%(c)	1.48	%(c)(f)
Portfolio turnover rate	5%		6%		3%		1%		59%		59%

See footnote summary on page 68.

58	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Balanced Wealth Strategy
	Class K
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,				March 1, 2005(i) to August 31, 2005
			2008	2007	2006

Net asset value, beginning of period	$ 12.03		$ 13.92	$ 12.85	$ 11.96		$ 11.61

Income From Investment Operations
Net investment income(b)	.15		.47	.37	.19		.04	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.14)		(1.73)	1.10	.97		.41

Net increase (decrease) in net asset value from operations	(3.99)		(1.26)	1.47	1.16		.45

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.48)	(.38)	(.23)		(.10)
Distributions from net realized gain on investment transactions	(.39)		(.15)	(.02)	(.04)		– 0	–

Total dividends and distributions	(.51)		(.63)	(.40)	(.27)		(.10)

Net asset value, end of period	$ 7.53		$ 12.03	$ 13.92	$ 12.85		$ 11.96

Total Return
Total investment return based on net asset value(e)	(33.76)%		(9.45)%	11.58%	9.85%		3.88%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,052		$14,144	$15,411	$7,194		$103
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(g)	1.03	%(f)	.94%	1.02%	1.05	%(h)	1.15	%(f)
Expenses, before waivers/reimbursements(g)	1.03	%(f)	.94%	1.02%	1.05	%(h)	1.37	%(f)
Net investment income	3.23	%(f)	3.57%	2.69%	1.55	%(h)	.88	%(c)(f)
Portfolio turnover rate	5%		6%	3%	1%		59%

See footnote summary on page 68.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	59

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Balanced Wealth Strategy
	Class I
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,				March 1, 2005(i) to August 31, 2005
			2008	2007	2006

Net asset value, beginning of period	$ 12.04		$ 13.94	$ 12.86	$ 11.96		$ 11.61

Income From Investment Operations
Net investment income(b)	.16		.52	.43	.29		.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.15)		(1.75)	1.09	.92		.37

Net increase (decrease) in net asset value from operations	(3.99)		(1.23)	1.52	1.21		.46

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.52)	(.42)	(.27)		(.11)
Distributions from net realized gain on investment transactions	(.39)		(.15)	(.02)	(.04)		– 0	–

Total dividends and distributions	(.52)		(.67)	(.44)	(.31)		(.11)

Net asset value, end of period	$ 7.53		$ 12.04	$ 13.94	$ 12.86		$ 11.96

Total Return
Total investment return based on net asset value(e)	(33.71)%		(9.21)%	11.96%	10.26%		4.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,207		$28,153	$21,371	$19,723		$10
Ratio to average net assets of:
Expenses(g)	.71	%(f)	.63%	.69%	.71	%(h)	.88	%(f)
Net investment income	3.61	%(f)	3.94%	3.09%	2.33	%(h)	1.49	%(f)
Portfolio turnover rate	5%		6%	3%	1%		59%

See footnote summary on page 68

60	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Wealth Preservation Strategy
	Class A
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,								September 2, 2003(a) to August 31, 2004
			2008		2007		2006		2005

Net asset value, beginning of period	$ 11.09		$ 12.14		$ 11.66		$ 11.17		$ 10.62		$ 10.00

Income From Investment Operations
Net investment income(b)	.21		.46		.37		.27		.19	(c)	.18	(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.44)		(.94)		.52		.47		.64		.55

Net increase (decrease) in net asset value from operations	(2.23)		(.48)		.89		.74		.83		.73

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.47)		(.38)		(.24)		(.25)		(.11)
Distributions from net realized gain on investment transactions	(.22)		(.10)		(.03)		(.01)		(.02)		– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.01)		– 0	–

Total dividends and distributions	(.39)		(.57)		(.41)		(.25)		(.28)		(.11)

Net asset value, end of period	$ 8.47		$ 11.09		$ 12.14		$ 11.66		$ 11.17		$ 10.62

Total Return
Total investment return based on net asset value(e)	(20.43)%		(4.15)%		7.66%		6.71%		7.91%		7.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$300,279		$444,466		$400,294		$268,341		$166,006		$64,467
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.00	%(f)(g)	.96	%(g)	.98	%(g)	1.02	%(g)(h)	1.20	%(g)	1.26	%(f)
Expenses, before waivers/reimbursements	1.00	%(f)(g)	.96	%(g)	.98	%(g)	1.02	%(g)(h)	1.21	%(g)	1.91	%(f)
Net investment income	4.50	%(f)	3.88%		3.06%		2.42	%(h)	1.74	%(c)	1.90	%(c)(d)(f)
Portfolio turnover rate	9%		5%		3%		2%		81%		126%

See footnote summary on page 68.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	61

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Wealth Preservation Strategy
	Class B
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,								September 2, 2003(a) to August 31, 2004
			2008		2007		2006		2005

Net asset value, beginning of period	$ 11.03		$ 12.08		$ 11.61		$ 11.13		$ 10.59		$ 10.00

Income From Investment Operations
Net investment income(b)	.18		.37		.28		.19		.11	(c)	.12	(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.44)		(.93)		.52		.47		.64		.54

Net increase (decrease) in net asset value from operations	(2.26)		(.56)		.80		.66		.75		.66

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.39)		(.30)		(.17)		(.18)		(.07)
Distributions from net realized gain on investment transactions	(.22)		(.10)		(.03)		(.01)		(.02)		– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.01)		– 0	–

Total dividends and distributions	(.35)		(.49)		(.33)		(.18)		(.21)		(.07)

Net asset value, end of period	$ 8.42		$ 11.03		$ 12.08		$ 11.61		$ 11.13		$ 10.59

Total Return
Total investment return based on net asset value(e)	(20.78)%		(4.85)%		6.92%		5.94%		7.14%		6.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$126,662		$185,022		$172,580		$124,623		$87,971		$36,948
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.73	%(f)(g)	1.68	%(g)	1.70	%(g)	1.73	%(g)(h)	1.90	%(g)	1.95	%(f)
Expenses, before waivers/reimbursements	1.73	%(f)(g)	1.68	%(g)	1.70	%(g)	1.73	%(g)(h)	1.93	%(g)	2.64	%(f)
Net investment income	3.74	%(f)	3.17%		2.37%		1.72	%(h)	1.03	%(c)	1.23	%(c)(d)(f)
Portfolio turnover rate	9%		5%		3%		2%		81%		126%

See footnote summary on page 68.

62	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Wealth Preservation Strategy
	Class C
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,								September 2, 2003(a) to August 31, 2004
			2008		2007		2006		2005

Net asset value, beginning of period	$ 11.02		$ 12.07		$ 11.60		$ 11.12		$ 10.58		$ 10.00

Income From Investment Operations
Net investment income(b)	.18		.38		.28		.19		.11	(c)	.12	(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.43)		(.94)		.52		.47		.64		.53

Net increase (decrease) in net asset value from operations	(2.25)		(.56)		.80		.66		.75		.65

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.39)		(.30)		(.17)		(.18)		(.07)
Distributions from net realized gain on investment transactions	(.22)		(.10)		(.03)		(.01)		(.02)		– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.01)		– 0	–

Total dividends and distributions	(.35)		(.49)		(.33)		(.18)		(.21)		(.07)

Net asset value, end of period	$ 8.42		$ 11.02		$ 12.07		$ 11.60		$ 11.12		$ 10.58

Total Return
Total investment return based on net asset value(e)	(20.70)%		(4.85)%		6.93%		5.95%		7.15%		6.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$161,097		$246,147		$230,707		$135,419		$81,802		$38,857
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.71	%(f)(g)	1.67	%(g)	1.69	%(g)	1.72	%(g)(h)	1.90	%(g)	1.95	%(f)
Expenses, before waivers/reimbursements	1.71	%(f)(g)	1.67	%(g)	1.69	%(g)	1.72	%(g)(h)	1.91	%(g)	2.61	%(f)
Net investment income	3.76	%(f)	3.23%		2.34%		1.72	%(h)	1.05	%(c)	1.23	%(c)(d)(f)
Portfolio turnover rate	9%		5%		3%		2%		81%		126%

See footnote summary on page 68.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	63

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Wealth Preservation Strategy
	Advisor Class
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,								September 2, 2003(a) to August 31, 2004
			2008		2007		2006		2005

Net asset value, beginning of period	$ 11.11		$ 12.16		$ 11.67		$ 11.18		$ 10.63		$ 10.00

Income From Investment Operations
Net investment income(b)	.20		.47		.43		.31		.23	(c)	.21	(c)(d)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.43)		(.91)		.50		.47		.63		.55

Net increase (decrease) in net asset value from operations	(2.23)		(.44)		.93		.78		.86		.76

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.51)		(.41)		(.28)		(.28)		(.13)
Distributions from net realized gain on investment transactions	(.22)		(.10)		(.03)		(.01)		(.02)		– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.01)		– 0	–

Total dividends and distributions	(.40)		(.61)		(.44)		(.29)		(.31)		(.13)

Net asset value, end of period	$ 8.48		$ 11.11		$ 12.16		$ 11.67		$ 11.18		$ 10.63

Total Return
Total investment return based on net asset value(e)	(20.35)%		(3.86)%		8.05%		7.01%		8.19%		7.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,694		$30,719		$25,415		$24,549		$19,741		$43,811
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.70	%(f)(g)	.66	%(g)	.68	%(g)	.72	%(g)(h)	.90	%(g)	.97	%(f)
Expenses, before waivers/reimbursements	.70	%(f)(g)	.66	%(g)	.68	%(g)	.72	%(g)(h)	.90	%(g)	1.70	%(f)
Net investment income	4.52	%(f)	4.02%		3.53%		2.71	%(h)	2.12	%(c)	2.14	%(c)(d)(f)
Portfolio turnover rate	9%		5%		3%		2%		81%		126%

See footnote summary on page 68.

64	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Wealth Preservation Strategy
	Class R
	Six Months Ended February 28, 2009 (unaudited)		Year Ended August 31,								February 17, 2004(a) to August 31, 2004
			2008		2007		2006		2005

Net asset value, beginning of period	$ 11.11		$ 12.16		$ 11.69		$ 11.18		$ 10.62		$ 10.66

Income From Investment Operations
Net investment income(b)	.19	(c)	.41		.31	(c)	.16	(c)	.17	(c)	.11	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.45)		(.93)		.53		.55		.64		(.09)

Net increase (decrease) in net asset value from operations	(2.26)		(.52)		.84		.71		.81		.02

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.43)		(.34)		(.19)		(.22)		(.06)
Distributions from net realized gain on investment transactions	(.22)		(.10)		(.03)		(.01)		(.02)		– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.01)		– 0	–

Total dividends and distributions	(.37)		(.53)		(.37)		(.20)		(.25)		(.06)

Net asset value, end of period	$ 8.48		$ 11.11		$ 12.16		$ 11.69		$ 11.18		$ 10.62

Total Return
Total investment return based on net asset value(e)	(20.65)%		(4.52)%		7.26%		6.41%		7.70%		.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,609		$10,045		$9,774		$5,120		$888		$12
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.35	%(f)(g)	1.34	%(g)	1.36	%(g)	1.34	%(g)(h)	1.40	%(g)	1.40	%(f)
Expenses, before waivers/reimbursements	1.36	%(f)(g)	1.34	%(g)	1.38	%(g)	1.36	%(g)(h)	1.54	%(g)	2.10	%(f)
Net investment income	4.07	%(f)(c)	3.53%		2.53	%(c)	1.53	%(c)(h)	1.46	%(c)	1.91	%(c)(f)
Portfolio turnover rate	9%		5%		3%		2%		81%		126%

See footnote summary on page 68.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	65

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Wealth Preservation Strategy
Class K
Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31,	March 1, 2005(i) to August 31, 2005
2008	2007	2006

Net asset value, beginning of period	$ 11.09	$ 12.13	$ 11.66	$ 11.17	$ 10.98

Income From Investment Operations
Net investment income(b)	.19	.46	.42	.18	.06	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.43)	(.93)	.46	.56	.24

Net increase (decrease) in net asset value from operations	(2.24)	(.47)	.88	.74	.30

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.47)	(.38)	(.24)	(.11)
Distributions from net realized gain on investment transactions	(.22)	(.10)	(.03)	(.01)	– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	.00	(j)

Total dividends and distributions	(.39)	(.57)	(.41)	(.25)	(.11)

Net asset value, end of period	$ 8.46	$ 11.09	$ 12.13	$ 11.66	$ 11.17

Total Return
Total investment return based on net asset value(e)	(20.50)%	(4.08)%	7.57%	6.68%	2.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,532	$1,793	$1,780	$1,000	$84
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(g)	1.06	%(f)	.96%	1.06%	1.04	%(h)	1.15	%(f)
Expenses, before waivers/reimbursements(g)	1.06	%(f)	.96%	1.06%	1.04	%(h)	1.39	%(f)
Net investment income	3.90	%(f)	3.94%	3.42%	1.71	%(h)	1.22	%(c)(f)
Portfolio turnover rate	9%	5%	3%	2%	81%

See footnote summary on page 68.

66	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Wealth Preservation Strategy
Class I
Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31,	March 1, 2005(i) to August 31, 2005
2008	2007	2006

Net asset value, beginning of period	$ 11.09	$ 12.14	$ 11.66	$ 11.16	$ 10.98

Income From Investment Operations
Net investment income(b)	.22	.50	.41	.30	.10	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.45)	(.94)	.51	.49	.21

Net increase (decrease) in net asset value from operations	(2.23)	(.44)	.92	.79	.31

Less: Dividends and Distributions
Dividends from net investment income	(.18)	(.51)	(.41)	(.28)	(.12)
Distributions from net realized gain on investment transactions	(.22)	(.10)	(.03)	(.01)	– 0	–
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.01)

Total dividends and distributions	(.40)	(.61)	(.44)	(.29)	(.13)

Net asset value, end of period	$ 8.46	$ 11.09	$ 12.14	$ 11.66	$ 11.16

Total Return
Total investment return based on net asset value(e)	(20.40)%	(3.86)%	7.92%	7.11%	2.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,736	$2,990	$2,158	$2,440	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(g)	.73	%(f)	.64%	.73%	.75	%(h)	.90	%(f)
Expenses, before waivers/reimbursements(g)	.73	%(f)	.64%	.73%	.75	%(h)	.95	%(f)
Net investment income	4.74	%(f)	4.22%	3.39%	2.81	%(h)	1.85	%(c)(f)
Portfolio turnover rate	9%	5%	3%	2%	81%

See footnote summary on page 68.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	67

Financial Highlights

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Net of fees and expenses waived/reimbursed by the Transfer Agent.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on strategy distributions or the redemption of strategy shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	Annualized.

(g)	Expense ratios do not include expenses of the Underlying Portfolios in which the Strategy invests. For the periods shown below, the estimated annualized blended expense ratios of the Underlying Portfolios were as follows:

	Six Months Ended February 28, 2009 (unaudited)	Year Ended August 31,
		2008	2007	2006
Wealth Appreciation Strategy	.06%	.04%	.04%	.07%
Balanced Wealth Strategy	.05%	.04%	.04%	.07%
Wealth Preservation Strategy	.04%	.04%	.04%	.06%

(h)	The ratio includes expenses attributable to costs of proxy solicitation.

(i)	Commencement of distributions.

(j)	Amount is less than $.005.

See notes to financial statements.

68	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Financial Highlights

TRUSTEES

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Garry L. Moody(1)

Marshall C. Turner, Jr. (1)

Earl D. Weiner(1)

OFFICERS

Robert M. Keith, President and Chief Executive Officer

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Thomas J. Fontaine(2), Vice President

Dokyoung Lee(2), Vice President

Seth J. Masters(2), Vice President

Christopher H. Nikolich(2), Vice President Patrick J. Rudden(2), Vice President Emilie D. Wrapp, Clerk Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

KPMG LLP
345 Park Avenue
New York, NY 10154

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk and Ms. Jacklin are members of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, each Strategy’s portfolio are made by the Multi-Asset Solutions Team. Messrs. Fontaine, Lee, Masters, Nikolich and Rudden are the members of the Multi-Asset Solutions Team primarily responsible for the day-to-day management of each Strategy’s portfolio.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	69

Trustees

Pages 70-171 represent the holdings of the Underlying Portfolios in which the Strategies may invest, including specific breakdowns within Underlying Portfolios. This holdings information has been derived from each fund’s February 28, 2009 financial statements. A copy of the Underlying Portfolios’ annual report is available upon request.

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

U.S. VALUE PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

70	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

U.S. LARGE CAP GROWTH PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	71

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

GLOBAL REAL ESTATE INVESTMENT PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

72	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represent 2.1% or less in the following countries: Belgium, Brazil, China, Finland, Hong Kong, Norway, Russia and South Africa.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	73

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s sector and country breakdowns are expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represent 1.9% or less in the following countries: Canada, Hong Kong, Ireland, South Africa, Sweden and Taiwan.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

74	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

SMALL-MID CAP VALUE PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	75

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

SMALL-MID CAP GROWTH PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

76	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

SHORT DURATION BOND PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	77

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

INTERMEDIATE DURATION BOND PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time.

78	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

INFLATION-PROTECTED SECURITIES PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	79

Portfolio Summary

PORTFOLIO SUMMARY

February 28, 2009 (unaudited)

HIGH-YIELD PORTFOLIO

*	All data are as of February 28, 2009. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time.

80	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Portfolio Summary

U.S. VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.0%
Energy – 18.9%
Oil, Gas & Consumable Fuels – 18.9%
Apache Corp.	368,800	$21,792,392
BP PLC (Sponsored) (ADR)	193,400	7,418,824
Chevron Corp.	941,000	57,128,110
ConocoPhillips	672,400	25,114,140
Devon Energy Corp.	425,600	18,585,952
EOG Resources, Inc.	147,800	7,395,912
Exxon Mobil Corp.	1,578,500	107,180,150
Occidental Petroleum Corp.	221,900	11,509,953
Royal Dutch Shell PLC (ADR)	330,500	14,532,085
Sunoco, Inc.	141,500	4,733,175

		275,390,693

Financials – 14.7%
Capital Markets – 4.1%
Deutsche Bank AG	313,100	8,002,836
The Goldman Sachs Group, Inc.	334,300	30,448,044
Morgan Stanley	1,071,300	20,933,202

		59,384,082

Commercial Banks – 0.5%
Fifth Third Bancorp	430,500	908,355
SunTrust Banks, Inc.	153,500	1,846,605
U.S. Bancorp	299,300	4,282,983

		7,037,943

Consumer Finance – 0.1%
Capital One Financial Corp.	148,900	1,794,245

Diversified Financial Services – 2.4%
Bank of America Corp.	1,314,800	5,193,460
JP Morgan Chase & Co.	1,303,100	29,775,835

		34,969,295

Insurance – 7.6%
ACE Ltd.	354,700	12,950,097
Allstate Corp.	878,100	14,778,423
American International Group, Inc.	1,159,800	487,116
Everest Re Group Ltd.	65,500	4,266,015
Fidelity National Financial, Inc. – Class A	522,500	8,657,825
Genworth Financial, Inc. – Class A	945,500	1,144,055
Hartford Financial Services Group, Inc.	667,700	4,072,970
Lincoln National Corp.	566,300	4,864,517
MetLife, Inc.	1,046,800	19,323,928
Old Republic International Corp.	334,800	3,039,984
PartnerRe Ltd.	66,100	4,091,590
RenaissanceRe Holdings Ltd.	95,300	4,291,359
Torchmark Corp.	101,400	2,088,840

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	81

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

The Travelers Co., Inc.	509,000	$18,400,350
Unum Group	715,800	7,286,844
XL Capital Ltd. – Class A	489,900	1,621,569

		111,365,482

		214,551,047

Health Care – 14.3%
Biotechnology – 1.4%
Amgen, Inc.(a)	437,800	21,421,554

Health Care Equipment & Supplies – 0.2%
Covidien Ltd.	95,000	3,008,650

Health Care Providers & Services – 0.6%
Cardinal Health, Inc.	263,700	8,557,065

Pharmaceuticals – 12.1%
Eli Lilly & Co.	303,800	8,925,644
GlaxoSmithKline PLC (Sponsored) (ADR)	301,400	9,081,182
Johnson & Johnson	660,300	33,015,000
Merck & Co., Inc.	1,474,800	35,690,160
Pfizer, Inc.	3,541,100	43,590,941
Sanofi-Aventis SA (ADR)	420,500	10,773,210
Schering-Plough Corp.	673,600	11,713,904
Wyeth	563,300	22,993,906

		175,783,947

		208,771,216

Consumer Staples – 12.6%
Beverages – 2.0%
The Coca-Cola Co.	51,900	2,120,115
Coca-Cola Enterprises, Inc.	1,018,600	11,693,528
Constellation Brands, Inc. – Class A(a)	594,100	7,753,005
Pepsi Bottling Group, Inc.	393,800	7,285,300

		28,851,948

Food & Staples Retailing – 2.1%
The Kroger Co.	398,300	8,232,861
Safeway, Inc.	659,800	12,206,300
Supervalu, Inc.	320,666	5,005,596
Wal-Mart Stores, Inc.	100,000	4,924,000

		30,368,757

Food Products – 4.3%
Archer-Daniels-Midland Co.	918,100	24,476,546
Bunge Ltd.	260,000	12,188,800
ConAgra Foods, Inc.	419,900	6,332,092
Del Monte Foods Co.	590,000	4,218,500
The JM Smucker Co.	18,541	688,242
Kraft Foods, Inc. – Class A	173,300	3,947,774

82	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Sara Lee Corp.	953,700	$7,353,027
Tyson Foods, Inc. – Class A	453,900	3,826,377

		63,031,358

Household Products – 2.3%
Procter & Gamble Co.	707,554	34,082,876

Tobacco – 1.9%
Altria Group, Inc.	560,300	8,651,032
Philip Morris International, Inc.	219,800	7,356,706
Reynolds American, Inc.	325,600	10,933,648

		26,941,386

		183,276,325

Consumer Discretionary – 11.0%
Auto Components – 0.6%
Autoliv, Inc.	314,300	4,676,784
Magna International, Inc. – Class A	179,600	4,608,536

		9,285,320

Automobiles – 0.6%
Toyota Motor Corp. (Sponsored) (ADR)	134,100	8,467,074

Household Durables – 0.0%
KB Home	12,300	109,470

Media – 4.5%
CBS Corp. – Class B	1,860,500	7,944,335
Gannett Co., Inc.	1,019,700	3,303,828
News Corp. – Class A	1,770,330	9,843,035
Time Warner, Inc.	3,000,200	22,891,526
Viacom, Inc. – Class B(a)	461,800	7,107,102
The Walt Disney Co.	830,600	13,929,162

		65,018,988

Multiline Retail – 1.4%
Family Dollar Stores, Inc.	383,000	10,509,520
JC Penney Co., Inc.	312,300	4,787,559
Macy’s, Inc.	746,070	5,871,571

		21,168,650

Specialty Retail – 3.7%
AutoNation, Inc.(a)	175,700	1,753,486
Foot Locker, Inc.	540,900	4,494,879
The Gap, Inc.	655,500	7,072,845
Home Depot, Inc.	963,100	20,119,159
Limited Brands, Inc.	753,035	5,790,839
Lowe’s Cos, Inc.	334,449	5,297,672
TJX Cos, Inc.	390,200	8,689,754

		53,218,634

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	83

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.2%
Jones Apparel Group, Inc.	864,600	$2,325,774

		159,593,910

Telecommunication Services – 7.9%
Diversified Telecommunication Services – 6.3%
AT&T, Inc.	2,769,300	65,826,261
Telefonica SA (ADR)	68,900	3,828,084
Verizon Communications, Inc.	780,700	22,273,371

		91,927,716

Wireless Telecommunication Services – 1.6%
Sprint Nextel Corp.(a)	4,842,700	15,932,483
Vodafone Group PLC (Sponsored) (ADR)	432,800	7,682,200

		23,614,683

		115,542,399

Information Technology – 6.9%
Communications Equipment – 3.4%
Corning, Inc.	665,100	7,016,805
Motorola, Inc.	3,694,551	13,004,819
Nokia OYJ (Sponsored) – Class A (ADR)	2,260,900	21,162,024
Telefonaktiebolaget LM Ericsson (Sponsored) – Class B (ADR)	1,010,000	8,241,600

		49,425,248

Computers & Peripherals – 1.0%
International Business Machines Corp.	66,800	6,147,604
Lexmark International, Inc. – Class A(a)	285,800	4,898,612
Western Digital Corp.(a)	261,500	3,572,090

		14,618,306

Electronic Equipment, Instruments & Components – 1.3%
AU Optronics Corp. (Sponsored) (ADR)	1,448,000	10,411,120
Ingram Micro, Inc. – Class A(a)	237,677	2,588,303
Sanmina-SCI Corp.(a)	310,800	77,700
Tyco Electronics Ltd.	568,000	5,384,640
Vishay Intertechnology, Inc.(a)	83,800	213,690

		18,675,453

Semiconductors & Semiconductor Equipment – 0.3%
Nvidia Corp.(a)	531,100	4,397,508

Software – 0.9%
Symantec Corp.(a)	913,500	12,633,705

		99,750,220

84	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Industrials – 4.4%
Airlines – 0.4%
UAL Corp.(a)	1,125,200	$5,524,732

Commercial Services & Supplies – 0.7%
Republic Services, Inc. – Class A	483,480	9,621,252

Electrical Equipment – 0.2%
Cooper Industries Ltd. – Class A	167,600	3,534,684

Industrial Conglomerates – 2.9%
3M Co.	98,900	4,495,994
General Electric Co.	3,198,700	27,220,937
Tyco International Ltd.	553,700	11,101,685

		42,818,616

Machinery – 0.2%
Caterpillar, Inc.	21,000	516,810
Cummins, Inc.	81,000	1,684,800

		2,201,610

		63,700,894

Materials – 2.0%
Chemicals – 0.3%
Eastman Chemical Co.	235,500	4,837,170

Containers & Packaging – 1.7%
Ball Corp.	309,300	12,461,697
Owens-Illinois, Inc.(a)	473,400	7,299,828
Sonoco Products Co.	210,400	4,054,408

		23,815,933

		28,653,103

Utilities – 1.3%
Independent Power Producers & Energy Traders – 0.3%
Reliant Energy, Inc.(a)	982,400	3,399,104

Multi-Utilities – 1.0%
CMS Energy Corp.	277,400	3,068,044
Dominion Resources, Inc.	233,200	7,037,976
NiSource, Inc.	164,300	1,437,625
Wisconsin Energy Corp.	85,125	3,389,678

		14,933,323

		18,332,427

Total Common Stocks (cost $2,331,649,069)		1,367,562,234

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	85

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 5.5%
Investment Companies – 5.5%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(b) (cost $79,978,093)	79,978,093	$79,978,093

Total Investments – 99.5% (cost $2,411,627,162)		1,447,540,327
Other assets less liabilities – 0.5%		7,263,597

Net Assets – 100.0%		$1,454,803,924

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

86	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

U.S. LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Health Care – 26.5%
Biotechnology – 13.8%
Celgene Corp.(a)	977,600	$43,728,048
Genentech, Inc.(a)	993,700	85,011,035
Gilead Sciences, Inc.(a)	1,906,250	85,400,000

		214,139,083

Health Care Equipment & Supplies – 4.3%
Alcon, Inc.	195,550	16,105,498
Baxter International, Inc.	567,600	28,896,516
Becton Dickinson & Co.	332,725	20,592,350

		65,594,364

Health Care Providers & Services – 2.1%
Medco Health Solutions, Inc.(a)	812,100	32,955,018

Pharmaceuticals – 6.3%
Abbott Laboratories	685,100	32,432,634
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	1,453,000	64,774,740

		97,207,374

		409,895,839

Information Technology – 26.0%
Communications Equipment – 6.9%
Cisco Systems, Inc.(a)	3,575,600	52,096,492
QUALCOMM, Inc.	1,637,300	54,734,939

		106,831,431

Computers & Peripherals – 10.1%
Apple, Inc.(a)	730,960	65,282,038
Hewlett-Packard Co.	3,114,050	90,400,871

		155,682,909

Internet Software & Services – 6.5%
Google, Inc. – Class A(a)	298,615	100,928,884

Semiconductors & Semiconductor Equipment – 0.7%
Intel Corp.	903,300	11,508,042

Software – 1.8%
Activision Blizzard, Inc.(a)	696,400	6,984,892
Microsoft Corp.	1,268,500	20,486,275

		27,471,167

		402,422,433

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	87

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Consumer Staples – 15.8%
Beverages – 4.8%
The Coca-Cola Co.	471,800	$19,273,030
Molson Coors Brewing Co. – Class B	360,000	12,682,800
PepsiCo, Inc.	894,400	43,056,416

		75,012,246

Food & Staples Retailing – 4.9%
Costco Wholesale Corp.	803,000	33,999,020
Wal-Mart Stores, Inc.	865,650	42,624,606

		76,623,626

Food Products – 0.8%
General Mills, Inc.	233,500	12,254,080

Household Products – 4.0%
Colgate-Palmolive Co.	586,200	35,277,516
Procter & Gamble Co.	552,000	26,589,840

		61,867,356

Tobacco – 1.3%
Philip Morris International, Inc.	592,300	19,824,281

		245,581,589

Energy – 8.4%
Energy Equipment & Services – 4.8%
Cameron International Corp.(a)	653,200	12,593,696
National Oilwell Varco, Inc.(a)	199,600	5,335,308
Schlumberger Ltd.	1,507,135	57,361,558

		75,290,562

Oil, Gas & Consumable Fuels – 3.6%
Apache Corp.	262,600	15,517,034
EOG Resources, Inc.	576,775	28,861,821
XTO Energy, Inc.	350,000	11,081,000

		55,459,855

		130,750,417

Consumer Discretionary – 7.0%
Hotels, Restaurants & Leisure – 3.1%
McDonald’s Corp.	918,050	47,968,112

Media – 1.7%
The Walt Disney Co.	1,584,400	26,570,388

Multiline Retail – 1.8%
Kohl’s Corp.(a)	811,200	28,505,568

Textiles, Apparel & Luxury Goods – 0.4%
Nike, Inc. – Class B	133,000	5,523,490

		108,567,558

88	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Financials – 6.4%
Capital Markets – 3.6%
The Blackstone Group LP	424,800	$2,068,776
The Charles Schwab Corp.	535,900	6,811,289
Franklin Resources, Inc.	349,500	16,007,100
The Goldman Sachs Group, Inc.	340,600	31,021,848

		55,909,013

Diversified Financial Services – 2.8%
CME Group, Inc. – Class A	120,810	22,035,744
JP Morgan Chase & Co.	945,800	21,611,530

		43,647,274

		99,556,287

Industrials – 5.3%
Aerospace & Defense – 1.6%
Honeywell International, Inc.	314,960	8,450,377
Lockheed Martin Corp.	264,100	16,667,351

		25,117,728

Construction & Engineering – 1.1%
Fluor Corp.	108,500	3,607,625
Jacobs Engineering Group, Inc.(a)	405,500	13,681,570

		17,289,195

Electrical Equipment – 1.8%
Emerson Electric Co.	1,032,400	27,616,700

Machinery – 0.8%
Cummins, Inc.	130,800	2,720,640
Danaher Corp.	169,500	8,603,820

		11,324,460

		81,348,083

Materials – 4.0%
Chemicals – 4.0%
Air Products & Chemicals, Inc.	172,000	7,955,000
Monsanto Co.	707,140	53,933,568

		61,888,568

Total Common Stocks (cost $1,960,693,834)		1,540,010,774

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	89

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(b) (cost $1,839,640)	1,839,640	$1,839,640

Total Investments – 99.5% (cost $1,962,533,474)		1,541,850,414
Other assets less liabilities – 0.5%		7,561,625

Net Assets – 100.0%		$1,549,412,039

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

90	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

U.S. Large Cap Growth Portfolio—Portfolio of Investments

GLOBAL REAL ESTATE INVESTMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.2%
Equity:Other – 46.1%
Diversified/Specialty – 37.7%
Alexandria Real Estate Equities, Inc.	149,206	$5,962,272
British Land Co. PLC(a)	1,009,526	6,567,831
Canadian Real Estate Investment Trust(a)	772,462	12,526,247
Dexus Property Group(a)	15,823,701	6,926,049
Digital Realty Trust, Inc.	455,800	13,623,862
Entertainment Properties Trust	443,200	6,608,112
General Property Group(a)	5,297,900	1,564,022
Henderson Land Development Co., Ltd.(a)	3,506,000	11,640,319
Kerry Properties Ltd.(a)	4,444,691	8,289,790
Land Securities Group PLC(a)	1,166,652	9,110,673
Lend Lease Corp. Ltd.(a)	3,902,334	13,196,794
Mitsubishi Estate Co., Ltd.(a)	1,823,000	18,370,326
Mitsui Fudosan Co., Ltd.(a)	1,834,000	18,424,216
Morguard Real Estate Investment Trust(a)	781,200	5,434,381
New World Development Co., Ltd.(a)	11,662,338	10,409,117
Rayonier, Inc.	185,095	4,923,527
Sun Hung Kai Properties Ltd.(a)	3,811,600	29,563,520
Unibail-Rodamco(a)	328,818	41,279,577
Vornado Realty Trust	289,000	9,458,970
Wereldhave NV(a)	131,800	8,853,762

		242,733,367

Health Care – 6.9%
HCP, Inc.	477,200	8,718,444
Health Care REIT, Inc.	278,200	8,560,214
Nationwide Health Properties, Inc.	320,382	6,490,939
Omega Healthcare Investors, Inc.	549,400	7,213,622
Ventas, Inc.	635,900	13,716,363

		44,699,582

Triple Net – 1.5%
Macquarie Infrastructure Group(a)	3,799,231	2,455,799
National Retail Properties, Inc.	485,900	6,982,383

		9,438,182

		296,871,131

Retail – 25.5%
Regional Mall – 8.3%
Macerich Co.	443,300	5,062,486
Multiplan Empreendimentos Imobiliarios SA(b)	1,385,500	8,904,882
Simon Property Group, Inc.	510,000	16,881,000
Taubman Centers, Inc.	147,900	2,314,635
Westfield Group(a)	3,022,211	20,266,765

		53,429,768

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	91

Global Real Estate Investment Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Shopping Center/Other Retail – 17.2%
CapitaMall Trust	8,381,800	$7,624,625
Citycon Oyj(a)	1,651,071	3,332,646
Corio NV(a)	195,400	7,677,210
Eurocommercial Properties NV(a)	266,700	7,112,467
Federal Realty Investment Trust	58,500	2,406,105
First Capital Realty, Inc.(a)	346,100	4,124,254
Kimco Realty Corp.	455,100	4,027,635
Klepierre(a)	809,943	16,383,451
The Link REIT(a)	10,277,500	19,506,681
Macquarie CountryWide Trust(a)	4,358,364	327,044
Mercialys SA(a)	227,600	7,414,009
Primaris Retail Real Estate Investment Trust(a)	910,299	6,690,218
Regency Centers Corp.	112,200	3,027,156
RioCan Real Estate Investment Trust(a)(c)	132,100	1,317,677
RioCan Real Estate Investment Trust (Toronto)(a)	514,689	5,133,944
Tanger Factory Outlet Centers	434,300	11,986,680
Weingarten Realty Investors	261,300	2,950,077

		111,041,879

		164,471,647

Office – 14.9%
Office – 14.9%
Brookfield Properties Corp.	711,656	3,522,697
Castellum AB(a)	852,600	5,263,519
Cominar Real Estate Investment Trust(a)	611,889	6,372,842
Corporate Office Properties Trust	480,300	12,007,500
Douglas Emmett, Inc.	593,700	4,464,624
Dundee Real Estate Investment Trust(a)	189,355	2,046,558
Highwoods Properties, Inc.	154,500	2,918,505
Hufvudstaden AB – Class A(a)	547,500	2,919,666
ING Office Fund(a)	8,019,300	1,310,061
Japan Real Estate Investment Corp. – Class A(a)	1,920	14,293,701
Mack-Cali Realty Corp.	346,400	5,916,512
Nippon Building Fund, Inc. – Class A(a)	1,111	8,985,545
Nomura Real Estate Office Fund, Inc. – Class A(a)	1,460	7,369,990
NTT Urban Development Corp.(a)	26,525	18,624,366

		96,016,086

Residential – 7.5%
Manufactured Homes – 0.5%
Equity Lifestyle Properties, Inc.	103,100	3,436,323

92	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Global Real Estate Investment Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Multi-Family – 6.0%
Boardwalk Real Estate Investment Trust(a)	153,328	$3,076,925
Camden Property Trust	264,800	4,975,592
China Overseas Land & Investment Ltd.(a)	6,742,000	8,805,469
Equity Residential	209,784	3,692,198
Essex Property Trust, Inc.	68,800	3,742,720
Home Properties, Inc.	230,600	6,120,124
Mid-America Apartment Communities, Inc.	196,400	5,076,940
UDR, Inc.	413,241	3,268,736

		38,758,704

Self Storage – 1.0%
Public Storage	116,500	6,463,420

		48,658,447

Lodging – 2.4%
Lodging – 2.4%
DiamondRock Hospitality Co.	742,130	2,293,182
Fonciere Des Murs(a)	232,300	2,879,645
Host Hotels & Resorts, Inc.	1,035,857	3,832,671
LaSalle Hotel Properties	321,407	1,709,885
Marriott International, Inc. – Class A	76,300	1,080,408
Starwood Hotels & Resorts Worldwide, Inc.	136,525	1,582,325
Sunstone Hotel Investors, Inc.	830,241	1,818,228

		15,196,344

Industrials – 1.8%
Industrial Warehouse Distribution – 1.8%
Ascendas Real Estate Investment Trust	11,508,000	9,217,449
ProLogis	472,867	2,737,900

		11,955,349

Total Common Stocks (cost $1,197,283,683)		633,169,004

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AllianceBernstein Fixed-Income Shares, Inc. –Government STIF Portfolio(d) (cost $18,500,056)	18,500,056	18,500,056

Total Investments – 101.1% (cost $1,215,783,739)		651,669,060
Other assets less liabilities – (1.1)%		(7,132,350)

Net Assets – 100.0%		$644,536,710

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	93

Global Real Estate Investment Portfolio—Portfolio of Investments

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 3/16/09	12,923	$8,491,703	$8,255,798	$(235,905)
Australian Dollar settling 3/16/09	11,223	7,555,324	7,169,761	(385,563)
British Pound settling 3/16/09	2,051	3,028,302	2,936,066	(92,236)
British Pound settling 3/16/09	3,880	5,586,928	5,554,332	(32,596)
Canadian Dollar settling 3/16/09	8,939	7,204,513	7,026,211	(178,302)
Euro settling 3/16/09	10,919	15,017,774	13,841,372	(1,176,402)
Euro settling 3/16/09	9,621	13,113,904	12,195,974	(917,930)
Japanese Yen settling 3/16/09	1,614,909	16,766,082	16,550,823	(215,259)
Japanese Yen settling 3/16/09	1,418,033	15,780,118	14,533,087	(1,247,031)
New Zealand Dollar settling 3/16/09	17,966	9,812,130	8,989,896	(822,234)
New Zealand Dollar settling 3/16/09	22,069	12,367,026	11,042,971	(1,324,055)
Norwegian Krone settling 3/16/09	104,021	14,827,099	14,792,221	(34,878)
Swedish Krona settling 3/16/09	30,285	3,611,376	3,362,140	(249,236)
Sale Contracts:
British Pound settling 3/16/09	3,880	5,787,796	5,554,332	233,464
British Pound settling 3/16/09	2,051	3,059,477	2,936,066	123,411
Canadian Dollar settling 3/16/09	44,939	35,644,656	35,322,845	321,811
Canadian Dollar settling 3/16/09	7,386	6,050,626	5,805,526	245,100
Canadian Dollar settling 3/16/09	4,258	3,587,799	3,346,863	240,936
Canadian Dollar settling 3/16/09	4,435	3,630,692	3,485,988	144,704
Euro settling 3/16/09	14,127	17,858,647	17,907,965	(49,318)
Euro settling 3/16/09	6,413	8,034,206	8,129,382	(95,176)
Euro settling 3/16/09	18,763	24,585,534	23,784,749	800,785
Hong Kong Dollar settling 3/16/09	73,887	9,537,498	9,528,434	9,064
Swedish Krona settling 3/16/09	68,955	8,617,759	7,655,155	962,604

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $385,847,076.

(b)	Non-income producing security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the market value of this security amounted to $1,317,677 or 0.2% of net assets.

(d)	Investment in affiliated money market mutual fund.

See notes to financial statements.

94	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Global Real Estate Investment Portfolio—Portfolio of Investments

INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Financials – 23.8%
Capital Markets – 4.2%
Credit Suisse Group AG(a)	459,600	$11,184,785
Deutsche Bank AG(a)	441,000	11,368,101
UBS AG (Swiss Virt-X)(a)(b)	897,186	8,401,225

		30,954,111

Commercial Banks – 12.7%
ABSA Group Ltd.	187,500	1,641,763
Australia & New Zealand Banking Group Ltd.	804,300	6,736,837
Banco do Brasil SA	762,700	4,417,243
Barclays PLC(a)	3,153,600	4,137,131
BNP Paribas SA(a)	343,100	11,111,363
Credit Agricole SA(a)	761,711	7,376,413
HSBC Holdings PLC(a)	1,620,800	11,272,862
Intesa Sanpaolo SpA(a)	3,893,800	9,477,209
KB Financial Group, Inc.(b)	369,000	7,074,636
Lloyds Banking Group PLC(a)	5,870,635	4,819,168
National Australia Bank Ltd.	207,000	2,325,140
Nordea Bank AB(a)	634,400	3,163,037
Societe Generale – Class A(a)	232,776	7,215,514
Standard Bank Group Ltd.	557,100	3,564,505
Sumitomo Mitsui Financial Group, Inc.(a)	210,800	6,682,627
Unibanco – Uniao de Bancos Brasileiros SA (Sponsored) (ADR)	64,900	3,396,217

		94,411,665

Consumer Finance – 0.0%
ORIX Corp.(a)	4,890	99,336

Diversified Financial Services – 0.6%
ING Group(a)	921,411	4,165,026

Insurance – 5.7%
Allianz SE(a)	216,800	14,480,330
Aviva PLC(a)	1,855,395	7,622,874
Fairfax Financial Holdings Ltd.(a)	11,200	2,719,094
Fondiaria-Sai SpA (ordinary shares)(a)	142,900	1,657,805
Muenchener Rueckversicherungs AG(a)	111,300	13,536,189
Sun Life Financial, Inc.(a)	112,900	1,766,891

		41,783,183

Real Estate Management & Development – 0.6%
New World Development Co., Ltd.	5,256,000	4,691,196

		176,104,517

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	95

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Energy – 15.7%
Oil, Gas & Consumable Fuels – 15.7%
BP PLC(a)	2,834,600	$18,058,658
China Petroleum & Chemical Corp. – Class H	17,552,500	8,979,814
ENI SpA(a)	621,800	12,410,890
LUKOIL (Sponsored) (ADR)	356,050	11,407,842
Nippon Mining Holdings, Inc.(a)	1,416,000	4,917,964
Petro-Canada(a)	405,600	8,952,404
Royal Dutch Shell PLC (Euronext Amsterdam) – Class A(a)	1,067,752	23,342,841
StatoilHydro ASA(a)	648,900	10,773,463
Total SA(a)	364,800	17,138,864

		115,982,740

Telecommunication Services – 13.0%
Diversified Telecommunication Services – 10.2%
BCE, Inc.(a)	362,000	7,065,288
Deutsche Telekom AG – Class W(a)	666,000	8,007,791
France Telecom SA(a)	521,200	11,647,630
Nippon Telegraph & Telephone Corp.(a)	262,100	11,207,253
Telecom Italia SpA (ordinary shares)(a)	6,603,400	8,026,431
Telecom Italia SpA (savings shares)(a)	4,931,400	4,690,050
Telefonica SA(a)	872,000	16,048,377
Telstra Corp. Ltd.	2,555,100	5,758,337
TELUS Corp. – Class A(a)	127,400	3,186,502

		75,637,659

Wireless Telecommunication Services – 2.8%
KDDI Corp.(a)	743	3,892,336
Vodafone Group PLC(a)	9,629,937	17,063,040

		20,955,376

		96,593,035

Information Technology – 9.0%
Communications Equipment – 2.5%
Nokia OYJ(a)	895,000	8,386,483
Telefonaktiebolaget LM Ericsson – Class B(a)	1,266,000	10,254,187

		18,640,670

Computers & Peripherals – 2.7%
Compal Electronics, Inc. (GDR)(c)	2,190,349	6,333,176
Fujitsu Ltd.(a)	1,960,000	6,638,478
Toshiba Corp.(a)	2,965,000	7,183,759

		20,155,413

Electronic Equipment, Instruments & Components – 1.1%
AU Optronics Corp.	4,093,000	2,981,532

96	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Hitachi High-Technologies Corp.(a)	159,600	$1,958,506
Hitachi Ltd.(a)	1,339,000	3,334,262

		8,274,300

Office Electronics – 0.3%
Canon, Inc.(a)	78,700	1,986,156

Semiconductors & Semiconductor Equipment – 2.4%
Samsung Electronics (Preference Shares)	11,500	2,036,836
Samsung Electronics Co. Ltd.	31,700	9,749,901
United Microelectronics Corp.	27,512,175	6,066,234

		17,852,971

		66,909,510

Consumer Discretionary – 8.2%
Auto Components – 0.5%
Compagnie Generale des Etablissements Michelin – Class B(a)	27,700	893,227
Magna International, Inc. – Class A(a)	100,700	2,583,594

		3,476,821

Automobiles – 4.8%
Honda Motor Co. Ltd.(a)	480,100	11,480,527
Isuzu Motors Ltd.(a)	1,716,000	1,665,049
Nissan Motor Co. Ltd.(a)	2,582,000	7,882,179
Renault SA(a)	317,600	4,560,493
Toyota Motor Corp.(a)	307,100	9,836,295

		35,424,543

Hotels, Restaurants & Leisure – 0.5%
TUI Travel PLC(a)	1,205,700	3,797,013

Household Durables – 1.7%
Sharp Corp.(a)	1,065,000	8,222,297
Sony Corp.(a)	258,300	4,325,370

		12,547,667

Media – 0.7%
Lagardere SCA(a)	174,400	5,644,726

		60,890,770

Materials – 7.7%
Chemicals – 2.6%
BASF SE(a)	342,900	9,451,680
Mitsubishi Chemical Holdings Corp.(a)	1,585,500	5,385,359
Mitsui Chemicals, Inc.(a)	358,000	761,323
Solvay SA – Class A(a)	59,400	3,361,602

		18,959,964

Metals & Mining – 4.2%
Antofagasta PLC(a)	308,300	1,929,206

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	97

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

ArcelorMittal (Euronext Amsterdam)(a)	391,032	$7,494,824
BHP Billiton Ltd.	462,300	8,324,439
Inmet Mining Corp.(a)	31,700	718,620
JFE Holdings, Inc.(a)	340,700	7,372,034
MMC Norilsk Nickel (ADR)	358,420	1,684,574
Sumitomo Metal Mining Co. Ltd.(a)	395,000	3,942,823

		31,466,520

Paper & Forest Products – 0.9%
Stora Enso Oyj – Class R(a)	675,600	2,811,041
Svenska Cellulosa AB – Class B(a)	643,200	4,162,994

		6,974,035

		57,400,519

Health Care – 7.7%
Health Care Providers & Services – 0.3%
Celesio AG(a)	101,700	2,097,417

Pharmaceuticals – 7.4%
Bayer AG(a)	210,000	10,057,063
GlaxoSmithKline PLC(a)	1,096,100	16,624,388
Novartis AG(a)	375,110	13,685,254
Sanofi-Aventis SA(a)	283,319	14,561,759

		54,928,464

		57,025,881

Industrials – 7.0%
Aerospace & Defense – 0.9%
European Aeronautic Defence & Space Co., NV(a)	466,100	6,767,227

Airlines – 1.1%
Deutsche Lufthansa AG(a)	547,700	5,952,590
Qantas Airways Ltd.	2,703,029	2,669,812

		8,622,402

Industrial Conglomerates – 1.1%
Bidvest Group Ltd.	240,000	1,964,144
Koninklijke Philips Electronics NV(a)	382,000	6,107,890

		8,072,034

Machinery – 1.3%
Vallourec(a)	52,500	4,086,308
Volvo AB – Class B(a)	1,270,500	5,313,175

		9,399,483

Road & Rail – 0.5%
East Japan Railway Co.(a)	61,400	3,677,101

98	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 1.8%
Mitsubishi Corp.(a)	703,800	$8,756,313
Mitsui & Co. Ltd.(a)	482,000	4,439,925

		13,196,238

Transportation Infrastructure – 0.3%
Macquarie Infrastructure Group	3,219,500	2,081,065

		51,815,550

Utilities – 3.4%
Electric Utilities – 2.1%
E.ON AG(a)	453,100	11,583,340
The Tokyo Electric Power Co., Inc.(a)	141,700	4,000,193

		15,583,533

Multi-Utilities – 1.3%
A2A SpA(a)	1,560,500	2,242,405
Centrica PLC(a)	1,151,500	4,428,278
RWE AG(a)	47,700	2,996,118

		9,666,801

		25,250,334

Consumer Staples – 2.8%
Food & Staples Retailing – 2.0%
Aeon Co. Ltd.(a)	379,100	2,239,170
Delhaize Group(a)	43,700	2,523,124
Koninklijke Ahold NV(a)	902,940	10,019,150

		14,781,444

Food Products – 0.8%
Associated British Foods PLC(a)	634,800	5,884,032

		20,665,476

Total Common Stocks (cost $1,333,122,900)		728,638,332

RIGHTS – 0.0%
Financials – 0.0%
Commercial Banks – 0.0%
Shinhan Financial Group Co. Ltd.(b)	30,954	64,596

Diversified Financial Services – 0.0%
Fortis(a)(b)	453,498	0

Total Rights (cost $0)		64,596

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	99

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS –2.6%
Investment Companies – 2.6%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(d) (cost $19,019,312)	19,019,312	$19,019,312

Total Investments – 100.9% (cost $1,352,142,212)		747,722,240
Other assets less liabilities – (0.9)%		(6,306,033)

Net Assets – 100.0%		$741,416,207

FINANCIAL FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	147	March 2009	$4,584,810	$3,680,595	$(904,215)
FTSE 100 Index Futures	38	March 2009	$2,341,506	$2,071,311	$(270,195)

					$(1,174,410)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
British Pound settling 3/16/09	22,298	$30,816,951	$31,920,233	$1,103,282
British Pound settling 3/16/09	20,244	28,952,159	28,979,873	27,714
Canadian Dollar settling 3/16/09	7,049	5,640,463	5,540,638	(99,825)
Euro settling 3/16/09	10,098	14,048,136	12,800,639	(1,247,497)
Euro settling 3/16/09	37,155	51,689,293	47,099,203	(4,590,090)
Euro settling 3/16/09	6,823	9,300,090	8,649,115	(650,975)
Euro settling 3/16/09	4,714	6,459,594	5,975,660	(483,934)
Euro settling 3/16/09	3,950	5,215,975	5,007,182	(208,793)
Japanese Yen settling 3/16/09	893,351	9,000,564	9,155,744	155,180
Japanese Yen settling 3/16/09	1,120,531	11,847,692	11,484,059	(363,633)
Japanese Yen settling 3/16/09	339,967	3,601,536	3,484,242	(117,294)
Japanese Yen settling 3/16/09	634,666	6,671,565	6,504,542	(167,023)
Japanese Yen settling 3/16/09	884,543	9,590,621	9,065,473	(525,148)
Japanese Yen settling 3/16/09	1,173,552	12,923,016	12,027,459	(895,557)
Japanese Yen settling 3/16/09	1,059,115	11,915,565	10,854,621	(1,060,944)
Japanese Yen settling 3/16/09	1,452,254	16,339,492	14,883,810	(1,455,682)
Japanese Yen settling 6/15/09	860,398	8,823,147	8,837,136	13,989
Norwegian Krone settling 3/16/09	147,113	20,145,842	20,920,084	774,242
Norwegian Krone settling 6/15/09	231,007	33,494,226	32,761,172	(733,054)
Swedish Krona settling 3/16/09	63,148	7,977,261	7,010,482	(966,779)
Swedish Krona settling 3/16/09	20,245	2,422,593	2,247,533	(175,060)

100	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

International Value Portfolio—Portfolio of Investments

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Swedish Krona settling 3/16/09	166,762	$20,259,866	$18,513,364	$(1,746,502)
Swedish Krona settling 6/15/09	20,443	2,289,634	2,271,811	(17,823)
Sale Contracts:
British Pound settling 3/16/09	15,678	23,255,491	22,443,512	811,979
British Pound settling 3/16/09	1,292	1,994,654	1,849,535	145,119
British Pound settling 3/16/09	25,572	37,047,435	36,607,059	440,376
Canadian Dollar settling 3/16/09	2,446	1,947,297	1,922,599	24,698
Canadian Dollar settling 3/16/09	2,170	1,672,408	1,705,658	(33,250)
Canadian Dollar settling 3/16/09	16,782	13,311,124	13,190,948	120,176
Canadian Dollar settling 3/16/09	8,970	7,558,140	7,050,578	507,562
Canadian Dollar settling 6/15/09	7,792	6,281,085	6,129,039	152,046
Euro settling 3/16/09	10,098	12,626,539	12,800,639	(174,100)
Euro settling 3/16/09	7,709	9,977,759	9,772,245	205,514
Euro settling 3/16/09	52,642	68,134,541	66,731,160	1,403,381
Euro settling 3/16/09	7,527	9,900,413	9,541,534	358,879
Euro settling 6/15/09	45,692	57,667,416	57,915,129	(247,713)
Norwegian Krone settling 3/16/09	147,113	21,260,026	20,920,084	339,942
Swedish Krona settling 3/16/09	15,593	1,934,615	1,731,083	203,532
Swedish Krona settling 3/16/09	15,073	1,825,260	1,673,354	151,906
Swedish Krona settling 3/16/09	32,482	3,837,529	3,606,044	231,485
Swedish Krona settling 3/16/09	187,007	23,956,214	20,760,897	3,195,317
Swedish Krona settling 6/15/09	200,272	22,666,999	22,256,036	410,963
Swiss Franc settling 3/16/09	5,744	5,241,115	4,911,123	329,992
Swiss Franc settling 3/16/09	9,245	8,115,273	7,904,479	210,794

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $615,395,065.

(b)	Non-income producing security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the market value of this security amounted to $6,333,176 or 0.9% of net assets.

(d)	Investment in affiliated money market mutual fund.

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	101

International Value Portfolio—Portfolio of Investments

INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.9%
Health Care – 16.0%
Biotechnology – 0.7%
CSL Ltd./Australia(a)	239,652	$5,542,288

Pharmaceuticals – 15.3%
AstraZeneca PLC(a)	329,050	10,434,741
Bayer AG(a)	424,427	20,326,139
GlaxoSmithKline PLC(a)	258,257	3,916,946
Novartis AG(a)	302,816	11,047,730
Novo Nordisk A/S – Class B	315,154	15,345,928
Roche Holding AG(a)	66,319	7,528,370
Sanofi-Aventis(a)	379,147	19,487,035
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	650,700	29,008,206

		117,095,095

		122,637,383

Consumer Staples – 15.1%
Beverages – 0.5%
Pernod-Ricard SA(a)	77,524	4,221,250

Food & Staples Retailing – 2.7%
Tesco PLC(a)	4,314,767	20,462,379

Food Products – 5.1%
Nestle SA(a)	742,054	24,258,079
Unilever PLC(a)	754,441	14,574,058

		38,832,137

Household Products – 3.4%
Reckitt Benckiser PLC(a)	676,844	25,899,815

Tobacco – 3.4%
British American Tobacco PLC(a)	1,037,660	26,523,018

		115,938,599

Energy – 12.1%
Oil, Gas & Consumable Fuels – 12.1%
BG Group PLC(a)	1,716,024	24,529,524
Petroleo Brasileiro SA (ADR)	542,700	15,049,071
Royal Dutch Shell PLC (London Virt-X) – Class A(a)	820,598	18,015,695
StatoilHydro ASA(a)	863,523	14,336,774
Total SA(a)	437,047	20,533,138

		92,464,202

102	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Financials – 10.3%
Capital Markets – 3.8%
Credit Suisse Group AG(a)	390,607	$9,505,778
Julius Baer Holding AG(a)	414,019	9,543,069
Man Group PLC(a)	4,018,781	9,774,917

		28,823,764

Commercial Banks – 2.9%
Banco Itau Holding Financeira SA (ADR)	250,400	2,298,672
Banco Santander Central Hispano SA(a)	1,404,378	8,579,196
Industrial & Commercial Bank of China Ltd.	14,622,000	5,889,101
Standard Chartered PLC(a)	597,209	5,628,268

		22,395,237

Insurance – 3.5%
Muenchener Rueckversicherungs AG (MunichRe)(a)	83,912	10,205,289
QBE Insurance Group Ltd.(a)	1,138,602	13,675,314
Zurich Financial Services AG(a)	20,543	2,909,246

		26,789,849

Real Estate Management & Development – 0.1%
China Overseas Land & Investment Ltd.	666,000	869,837

		78,878,687

Consumer Discretionary – 9.9%
Auto Components – 1.0%
Bridgestone Corp.(a)	289,000	3,936,108
Denso Corp.(a)	213,000	4,044,107

		7,980,215

Automobiles – 2.1%
Honda Motor Co. Ltd.(a)	659,700	15,775,263

Distributors – 0.3%
Li & Fung Ltd.	870,000	1,885,272

Hotels, Restaurants & Leisure – 1.5%
Carnival PLC(a)	291,769	5,912,772
Compass Group PLC(a)	1,328,719	5,837,727

		11,750,499

Media – 3.0%
British Sky Broadcasting Group PLC(a)	683,515	4,556,272
Eutelsat Communications(a)	300,582	6,173,059
Pearson PLC(a)	301,366	2,827,879
SES SA (FDR)(a)	530,818	9,722,493

		23,279,703

Multiline Retail – 0.6%
Next PLC(a)	250,175	4,148,630

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	103

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Specialty Retail – 1.4%
Hennes & Mauritz AB – Class B(a)	163,320	$6,058,218
Kingfisher PLC(a)	2,741,215	4,912,469

		10,970,687

		75,790,269

Telecommunication Services – 8.8%
Diversified Telecommunication Services – 4.2%
Deutsche Telekom AG(a)	952,894	11,457,320
Telefonica SA(a)	1,127,649	20,753,367

		32,210,687

Wireless Telecommunication Services – 4.6%
China Mobile Ltd.	393,000	3,414,428
KDDI Corp.(a)	848	4,442,397
MTN Group Ltd.	391,377	3,314,430
NTT DoCoMo, Inc.(a)	3,019	4,703,056
Vodafone Group PLC(a)	10,853,368	19,230,806

		35,105,117

		67,315,804

Materials – 7.7%
Chemicals – 2.2%
Syngenta AG(a)	79,222	16,935,886

Construction Materials – 1.2%
CRH PLC(a)	471,924	9,612,441

Metals & Mining – 4.3%
ArcelorMittal (Euronext Amsterdam)(a)	162,739	3,119,183
Barrick Gold Corp.(a)	235,479	7,116,937
BHP Billiton PLC(a)	728,260	11,349,845
Cia Vale do Rio Doce – Class B (ADR)	863,200	11,126,648

		32,712,613

		59,260,940

Industrials – 7.2%
Aerospace & Defense – 2.3%
BAE Systems PLC(a)	3,361,717	17,748,079

Construction & Engineering – 0.4%
China Railway Construction Corp. Ltd.(b)	2,810,000	3,392,889

Electrical Equipment – 0.9%
Schneider Electric SA(a)	108,879	6,499,504

Machinery – 1.1%
Atlas Copco AB – Class A(a)	653,673	4,509,564
NGK Insulators Ltd.(a)	322,000	4,235,281

		8,744,845

104	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 2.5%
Mitsubishi Corp.(a)	458,800	$5,708,150
Mitsui & Co. Ltd.(a)	1,436,000	13,227,661

		18,935,811

		55,321,128

Utilities – 7.1%
Electric Utilities – 1.4%
E.ON AG(a)	409,043	10,457,038

Independent Power Producers & Energy Traders – 0.6%
China Resources Power Holdings Co.	2,462,000	4,555,679

Multi-Utilities – 5.1%
Centrica PLC(a)	2,287,338	8,796,326
GDF Suez(a)	469,297	14,820,323
National Grid PLC(a)	1,748,546	15,564,825

		39,181,474

		54,194,191

Information Technology – 2.7%
Electronic Equipment, Instruments & Components – 0.5%
AU Optronics Corp. (Sponsored) (ADR)	531,800	3,823,642

Internet Software & Services – 0.5%
Tencent Holdings Ltd.	649,000	3,707,695

IT Services – 0.2%
Cap Gemini(a)	65,636	1,881,034

Software – 1.5%
Nintendo Co. Ltd.(a)	26,700	7,622,832
SAP AG(a)	121,886	3,899,498

		11,522,330

		20,934,701

Total Common Stocks (cost $1,057,819,009)		742,735,904

WARRANTS – 1.2%
Information Technology – 1.2%
Semiconductors & Semiconductor Equipment – 1.2%
Taiwan Semiconductor Manufacturing Co, Ltd. 01/02/12, expiring 2/01/12(b) (cost $9,434,971)	7,062,000	9,039,360

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	105

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.8%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(c) (cost $21,698,070)	21,698,070	$21,698,070

Total Investments – 100.9% (cost $1,088,952,050)		773,473,334
Other assets less liabilities – (0.9)%		(7,131,453)

Net Assets – 100.0%		$766,341,881

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 3/16/09	21,700	$15,328,880	$13,862,943	$(1,465,937)
British Pound settling 3/16/09	17,362	23,995,152	24,854,206	859,054
British Pound settling 3/16/09	12,339	17,775,810	17,663,636	(112,174)
British Pound settling 3/16/09	6,027	8,648,383	8,627,825	(20,558)
Euro settling 3/16/09	26,416	36,332,038	33,486,006	(2,846,032)
Euro settling 3/16/09	10,415	14,500,284	13,202,481	(1,297,803)
Euro settling 3/16/09	7,187	9,770,726	9,110,536	(660,190)
Euro settling 3/16/09	44,621	61,144,156	56,563,411	(4,580,745)
Euro settling 3/16/09	5,747	7,588,913	7,285,133	(303,780)
Japanese Yen settling 3/16/09	1,212,064	13,066,667	12,422,159	(644,508)
Japanese Yen settling 3/16/09	11,267,814	123,698,433	115,481,177	(8,217,256)
Japanese Yen settling 6/15/09	629,112	6,903,532	6,461,601	(441,931)
New Zealand Dollar settling 3/16/09	21,872	12,903,386	10,944,395	(1,958,991)
Norwegian Krone settling 3/16/09	188,258	26,907,454	26,771,075	(136,379)
Sale Contracts:
British Pound settling 3/16/09	23,456	35,812,386	33,577,944	2,234,442
British Pound settling 3/16/09	10,129	14,887,604	14,499,957	387,647
British Pound settling 3/16/09	6,967	10,111,694	9,973,462	138,232
British Pound settling 3/16/09	4,397	6,630,676	6,294,433	336,243
British Pound settling 3/16/09	116,173	176,887,333	166,305,017	10,582,316
Canadian Dollar settling 3/16/09	6,820	5,403,478	5,360,640	42,838
Euro settling 3/16/09	13,519	17,651,082	17,137,239	513,843
Euro settling 3/16/09	7,371	9,540,285	9,343,782	196,503
Euro settling 3/16/09	5,147	6,721,467	6,524,548	196,919
Euro settling 3/16/09	13,983	17,796,723	17,725,424	71,299
Euro settling 3/16/09	8,526	10,876,021	10,807,907	68,114
Japanese Yen settling 3/16/09	823,996	9,199,464	8,444,941	754,523
Japanese Yen settling 3/16/09	830,057	9,338,550	8,507,059	831,491
Swedish Krona settling 3/16/09	29,795	3,826,986	3,307,742	519,244
Swiss Franc settling 3/16/09	2,525	2,303,937	2,158,876	145,061
Swiss Franc settling 3/16/09	47,924	43,985,131	40,975,042	3,010,089

106	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

International Growth Portfolio—Portfolio of Investments

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $615,306,131.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund.

Glossary:

ADR	– American Depositary Receipt
FDR	– Fiduciary Depositary Receipt

See	notes to financial statements.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	107

International Growth Portfolio—Portfolio of Investments

SMALL-MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.3%
Financials – 20.0%
Commercial Banks – 2.3%
Popular, Inc.	29,300	$65,925
The South Financial Group, Inc.	528,000	665,280
Susquehanna Bancshares, Inc.	200,800	1,761,016
Synovus Financial Corp.	225,300	784,044
Trustmark Corp.	121,300	2,157,927
Webster Financial Corp.	303,500	1,177,580
Whitney Holding Corp.	162,000	1,790,100

		8,401,872

Insurance – 10.2%
Arch Capital Group Ltd.(a)	104,100	5,621,400
Aspen Insurance Holdings Ltd.	343,500	7,484,865
Fidelity National Financial, Inc. – Class A	305,000	5,053,850
Old Republic International Corp.	376,000	3,414,080
PartnerRe Ltd.	45,500	2,816,450
Platinum Underwriters Holdings, Ltd.	256,700	7,197,868
Reinsurance Group of America, Inc. – Class A	59,700	1,623,840
RenaissanceRe Holdings Ltd.	35,000	1,576,050
StanCorp Financial Group, Inc.	144,300	2,595,957

		37,384,360

Real Estate Investment Trusts (REITs) – 4.8%
Alexandria Real Estate Equities, Inc.	49,000	1,958,040
Digital Realty Trust, Inc.	171,300	5,120,157
Home Properties, Inc.	120,913	3,209,031
Mid-America Apartment Communities, Inc.	74,000	1,912,900
Sunstone Hotel Investors, Inc.	299,301	655,469
Tanger Factory Outlet Centers	138,100	3,811,560
Taubman Centers, Inc.	66,300	1,037,595

		17,704,752

Real Estate Management & Development – 0.5%
Brookfield Properties Corp.	373,700	1,849,815

Thrifts & Mortgage Finance – 2.2%
Astoria Financial Corp.	113,400	810,810
First Niagara Financial Group, Inc.	167,400	1,945,188
Provident Financial Services, Inc.	129,600	1,210,464
Washington Federal, Inc.	359,450	4,094,136

		8,060,598

		73,401,397

Information Technology – 16.2%
Communications Equipment – 0.3%
CommScope, Inc.(a)	126,600	1,130,538

108	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Computers & Peripherals – 2.6%
Lexmark International, Inc. – Class A(a)	127,100	$2,178,494
SanDisk Corp.(a)	274,000	2,441,340
Western Digital Corp.(a)	356,500	4,869,790

		9,489,624

Electronic Equipment, Instruments & Components – 8.7%
Anixter International, Inc.(a)	151,900	4,467,379
Arrow Electronics, Inc.(a)	256,000	4,257,280
AU Optronics Corp. (Sponsored) (ADR)	744,000	5,349,360
Avnet, Inc.(a)	196,400	3,391,828
AVX Corp.	235,600	2,016,736
Benchmark Electronics, Inc.(a)	170,300	1,663,831
Flextronics International Ltd.(a)	941,300	1,939,078
Ingram Micro, Inc. – Class A(a)	382,800	4,168,692
Insight Enterprises, Inc.(a)	393,000	1,033,590
Tech Data Corp.(a)	216,700	3,746,743

		32,034,517

IT Services – 0.9%
Convergys Corp.(a)	406,900	2,624,505
Perot Systems Corp. – Class A(a)	39,092	444,867

		3,069,372

Semiconductors & Semiconductor Equipment – 3.2%
Amkor Technology, Inc.(a)	506,000	865,260
Siliconware Precision Industries Co. (Sponsored) (ADR)	1,226,100	5,431,623
Teradyne, Inc.(a)	782,400	3,231,312
Zoran Corp.(a)	432,600	2,249,520

		11,777,715

Software – 0.5%
Amdocs Ltd.(a)	117,400	1,966,450

		59,468,216

Industrials – 13.5%
Aerospace & Defense – 0.6%
Goodrich Corp.	64,300	2,130,902

Airlines – 1.6%
Alaska Air Group, Inc.(a)	111,700	2,447,347
Continental Airlines, Inc. – Class B(a)	181,300	1,816,626
Skywest, Inc.	164,700	1,686,528

		5,950,501

Building Products – 0.4%
Quanex Building Products Corp.	198,200	1,389,382

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	109

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 1.1%
United Stationers, Inc.(a)	176,800	$3,841,864

Electrical Equipment – 2.8%
Acuity Brands, Inc.	103,600	2,374,512
Cooper Industries Ltd. – Class A	94,000	1,982,460
EnerSys(a)	298,600	3,200,992
Regal-Beloit Corp.	97,000	2,781,960

		10,339,924

Machinery – 3.9%
Briggs & Stratton Corp.	344,100	4,191,138
Gardner Denver, Inc.(a)	91,900	1,738,748
Mueller Industries, Inc.	245,000	4,427,150
Terex Corp.(a)	445,100	3,970,292

		14,327,328

Professional Services – 0.8%
Kelly Services, Inc. – Class A	400,100	3,040,760

Road & Rail – 1.4%
Arkansas Best Corp.	45,800	797,836
Con-way, Inc.	116,300	1,757,293
Hertz Global Holdings, Inc.(a)	442,900	1,399,564
Werner Enterprises, Inc.	97,100	1,322,502

		5,277,195

Trading Companies & Distributors – 0.9%
GATX Corp.	186,700	3,411,009

		49,708,865

Consumer Staples – 10.8%
Beverages – 1.3%
Pepsi Bottling Group, Inc.	251,500	4,652,750

Food & Staples Retailing – 2.7%
Ruddick Corp.	297,200	6,443,296
Supervalu, Inc.	228,200	3,562,202

		10,005,498

Food Products – 5.2%
Bunge Ltd.	96,000	4,500,480
Del Monte Foods Co.	1,013,800	7,248,670
Smithfield Foods, Inc.(a)	447,100	3,509,735
Tyson Foods, Inc. – Class A	479,400	4,041,342

		19,300,227

Tobacco – 1.6%
Universal Corp.	207,200	5,954,928

		39,913,403

110	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Consumer Discretionary – 8.3%
Auto Components – 0.3%
ArvinMeritor, Inc.	618,700	$389,781
Autoliv, Inc.	61,500	915,120

		1,304,901

Automobiles – 1.0%
Thor Industries, Inc.	336,700	3,606,057

Hotels, Restaurants & Leisure – 0.5%
Boyd Gaming Corp.	458,500	1,948,625

Household Durables – 0.4%
Mohawk Industries, Inc.(a)	63,300	1,429,947

Leisure Equipment & Products – 1.0%
Callaway Golf Co.	529,900	3,587,423

Media – 0.5%
CBS Corp. – Class B	279,900	1,195,173
Gannett Co., Inc.	191,800	621,432

		1,816,605

Multiline Retail – 0.9%
JC Penney Co., Inc.	217,100	3,328,143

Specialty Retail – 3.5%
AutoNation, Inc.(a)	191,900	1,915,162
Foot Locker, Inc.	646,800	5,374,908
Limited Brands, Inc.	225,800	1,736,402
Men’s Wearhouse, Inc.	349,500	3,732,660

		12,759,132

Textiles, Apparel & Luxury Goods – 0.2%
Jones Apparel Group, Inc.	240,100	645,869

		30,426,702

Materials – 8.3%
Chemicals – 3.3%
Arch Chemicals, Inc.	129,866	2,334,990
Celanese Corp. – Class A	241,200	2,059,848
Cytec Industries, Inc.	178,400	2,747,360
Methanex Corp.	170,600	1,248,792
Rockwood Holdings, Inc.(a)	349,100	2,056,199
Westlake Chemical Corp.	119,000	1,486,310

		11,933,499

Containers & Packaging – 2.1%
Aptargroup, Inc.	133,000	3,731,980
Owens-Illinois, Inc.(a)	119,500	1,842,690
Sonoco Products Co.	113,300	2,183,291

		7,757,961

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	111

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Metals & Mining – 2.9%
Commercial Metals Co.	454,600	$4,641,466
Reliance Steel & Aluminum Co.	173,300	4,122,807
Steel Dynamics, Inc.	228,100	1,904,635

		10,668,908

		30,360,368

Energy – 6.2%
Energy Equipment & Services – 1.6%
Helmerich & Payne, Inc.	148,400	3,511,144
Oil States International, Inc.(a)	163,300	2,175,156

		5,686,300

Oil, Gas & Consumable Fuels – 4.6%
Cimarex Energy Co.	232,100	4,560,765
Denbury Resources, Inc.(a)	293,200	3,776,416
Frontier Oil Corp.	404,100	5,515,965
Whiting Petroleum Corp.(a)	134,500	3,133,850

		16,986,996

		22,673,296

Health Care – 6.1%
Health Care Providers & Services – 6.1%
AMERIGROUP Corp.(a)	160,500	3,977,190
Coventry Health Care, Inc.(a)	170,900	1,968,768
LifePoint Hospitals, Inc.(a)	194,078	4,079,520
Molina Healthcare, Inc.(a)	228,925	4,287,765
Omnicare, Inc.	151,600	3,930,988
Universal Health Services, Inc. – Class B	113,400	4,176,522

		22,420,753

Utilities – 5.9%
Electric Utilities – 2.8%
Allegheny Energy, Inc.	58,800	1,390,032
Northeast Utilities	289,500	6,342,945
Portland General Electric Co.	158,125	2,596,412

		10,329,389

Gas Utilities – 1.5%
Atmos Energy Corp.	253,091	5,524,977

Independent Power Producers & Energy Traders – 0.3%
Reliant Energy, Inc.(a)	378,000	1,307,880

Multi-Utilities – 1.3%
Wisconsin Energy Corp.	118,600	4,722,652

		21,884,898

Total Common Stocks (cost $632,567,402)		350,257,898

112	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 5.2%
Investment Companies – 5.2%
AllianceBernstein Fixed-Income Shares, Inc. –Government STIF Portfolio(b) (cost $19,152,727)	19,152,727	$19,152,727

Total Investments – 100.5% (cost $651,720,129)		369,410,625
Other assets less liabilities – (0.5)%		(1,968,634)

Net Assets – 100.0%		$367,441,991

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	113

Small-Mid Cap Value Portfolio—Portfolio of Investments

SMALL-MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Information Technology – 20.8%
Communications Equipment – 1.4%
F5 Networks, Inc.(a)	273,600	$5,472,000

Internet Software & Services – 4.4%
Akamai Technologies, Inc.(a)	187,800	3,397,302
Digital River, Inc.(a)	192,300	4,599,816
VistaPrint Ltd.(a)	367,400	9,001,300

		16,998,418

IT Services – 2.5%
Alliance Data Systems Corp.(a)	56,600	1,675,360
Cognizant Technology Solutions Corp. – Class A(a)	266,200	4,898,080
Global Payments, Inc.	107,900	3,310,372

		9,883,812

Semiconductors & Semiconductor Equipment – 5.0%
Atheros Communications, Inc.(a)	129,400	1,563,152
Cymer, Inc.(a)	117,600	2,172,072
Hittite Microwave Corp.(a)	99,700	2,749,726
ON Semiconductor Corp.(a)	1,500,300	5,491,098
PMC – Sierra, Inc.(a)	916,900	4,685,359
Verigy Ltd.(a)	399,800	2,762,618

		19,424,025

Software – 7.5%
Concur Technologies, Inc.(a)	101,200	2,124,188
Intuit, Inc.(a)	185,300	4,222,987
McAfee, Inc.(a)	142,800	3,991,260
Quest Software, Inc.(a)	344,300	3,890,590
Red Hat, Inc.(a)	254,100	3,478,629
Solera Holdings, Inc.(a)	268,700	5,586,273
Synopsys, Inc.(a)	321,000	5,980,230

		29,274,157

		81,052,412

Industrials – 20.7%
Aerospace & Defense – 1.8%
Hexcel Corp.(a)	666,300	4,137,723
L-3 Communications Holdings, Inc.	44,500	3,010,425

		7,148,148

Air Freight & Logistics – 2.0%
CH Robinson Worldwide, Inc.	102,400	4,237,312
Expeditors International of Washington, Inc.	128,200	3,531,910

		7,769,222

114	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 3.4%
Iron Mountain, Inc.(a)	344,000	$6,391,520
Stericycle, Inc.(a)	144,300	6,923,514

		13,315,034

Construction & Engineering – 0.1%
Chicago Bridge & Iron Co. NV	31,440	189,583

Electrical Equipment – 3.8%
Ametek, Inc.	271,200	7,175,952
Baldor Electric Co.	361,400	4,412,694
EnerSys(a)	308,100	3,302,832

		14,891,478

Machinery – 6.5%
Actuant Corp. – Class A	322,600	3,319,554
Bucyrus International, Inc. – Class A	311,400	3,867,588
Chart Industries, Inc.(a)	113,268	727,181
IDEX Corp.	278,475	5,380,137
Joy Global, Inc.	275,355	4,807,698
Lincoln Electric Holdings, Inc.	130,500	4,010,265
Valmont Industries, Inc.	73,000	3,179,880

		25,292,303

Marine – 0.8%
Kirby Corp.(a)	141,100	3,109,844

Professional Services – 1.4%
Huron Consulting Group, Inc.(a)	134,100	5,534,307

Road & Rail – 0.9%
Kansas City Southern(a)	192,400	3,403,556

		80,653,475

Health Care – 19.8%
Biotechnology – 7.5%
Acorda Therapeutics, Inc.(a)	228,300	5,022,600
Alexion Pharmaceuticals, Inc.(a)	212,500	7,267,500
Cephalon, Inc.(a)	56,100	3,679,599
Onyx Pharmaceuticals, Inc.(a)	141,900	4,255,581
OSI Pharmaceuticals, Inc.(a)	132,000	4,501,200
United Therapeutics Corp.(a)	63,400	4,254,774

		28,981,254

Health Care Equipment & Supplies – 6.8%
Gen-Probe, Inc.(a)	145,300	5,894,821
Immucor, Inc.(a)	270,000	6,058,800
Masimo Corp.(a)	289,600	7,237,104
NuVasive, Inc.(a)	245,400	6,957,090
Resmed, Inc.(a)	13,000	479,440

		26,627,255

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	115

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Health Care Providers & Services – 2.2%
athenahealth, Inc.(a)	156,800	$3,995,264
Psychiatric Solutions, Inc.(a)	259,000	4,387,460

		8,382,724

Life Sciences Tools & Services – 3.3%
Icon PLC (Sponsored) (ADR)(a)	318,300	6,531,516
Illumina, Inc.(a)	204,700	6,413,251

		12,944,767

		76,936,000

Consumer Discretionary – 19.7%
Diversified Consumer Services – 4.2%
Corinthian Colleges, Inc.(a)	297,800	5,866,660
ITT Educational Services, Inc.(a)	48,500	5,504,750
Strayer Education, Inc.	29,500	5,007,625

		16,379,035

Hotels, Restaurants & Leisure – 1.9%
Orient-Express Hotels Ltd. – Class A	459,200	1,818,432
Panera Bread Co. – Class A(a)	125,800	5,540,232

		7,358,664

Internet & Catalog Retail – 1.8%
NetFlix, Inc.(a)	192,700	6,964,178

Media – 2.7%
Discovery Communications, Inc. – Class A(a)	185,700	2,880,207
National CineMedia, Inc.	687,700	7,564,700

		10,444,907

Multiline Retail – 2.9%
Dollar Tree, Inc.(a)	169,500	6,579,990
Kohl’s Corp.(a)	131,700	4,627,938

		11,207,928

Specialty Retail – 4.8%
American Eagle Outfitters, Inc.	643,945	6,284,903
Dick’s Sporting Goods, Inc.(a)	389,100	4,805,385
Ross Stores, Inc.	210,800	6,222,816
Williams-Sonoma, Inc.	185,800	1,622,034

		18,935,138

Textiles, Apparel & Luxury Goods – 1.4%
Carter’s, Inc.(a)	339,800	5,542,138

		76,831,988

Energy – 7.8%
Energy Equipment & Services – 3.6%
Complete Production Services, Inc.(a)	684,900	2,088,945
FMC Technologies, Inc.(a)	130,800	3,464,892
Oceaneering International, Inc.(a)	130,600	4,149,162

116	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Superior Energy Services, Inc.(a)	235,400	$3,104,926
Tesco Corp.(a)	150,500	1,154,335

		13,962,260

Oil, Gas & Consumable Fuels – 4.2%
Bill Barrett Corp.(a)	118,800	2,297,592
Cabot Oil & Gas Corp.	170,500	3,473,085
Forest Oil Corp.(a)	56,100	795,498
Newfield Exploration Co.(a)	171,700	3,318,961
Penn Virginia Corp.	110,400	1,529,040
Southwestern Energy Co.(a)	172,000	4,948,440

		16,362,616

		30,324,876

Financials – 6.4%
Capital Markets – 5.5%
Affiliated Managers Group, Inc.(a)	112,650	4,053,147
Greenhill & Co., Inc.	96,020	6,202,892
Lazard Ltd. – Class A	256,900	6,237,532
optionsXpress Holdings, Inc.	66,200	653,394
Pzena Investment Management, Inc. – Class A	207,000	405,720
Stifel Financial Corp.(a)	121,500	4,002,210

		21,554,895

Thrifts & Mortgage Finance – 0.9%
People’s United Financial, Inc.	197,600	3,440,216

		24,995,111

Telecommunication Services – 2.6%
Diversified Telecommunication Services – 0.9%
tw telecom, Inc.(a)	433,800	3,487,752

Wireless Telecommunication Services – 1.7%
SBA Communications Corp. – Class A(a)	312,200	6,487,516

		9,975,268

Materials – 1.1%
Chemicals – 0.7%
Airgas, Inc.	95,100	2,928,129

Metals & Mining – 0.4%
Allegheny Technologies, Inc.	70,980	1,396,177

		4,324,306

Total Common Stocks (cost $531,759,415)		385,093,436

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	117

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.4%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(b) (cost $9,256,205)	9,256,205	$9,256,205

Total Investments – 101.3% (cost $541,015,620)		394,349,641
Other assets less liabilities – (1.3)%		(5,092,763)

Net Assets – 100.0%		$389,256,878

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

118	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Small-Mid Cap Growth Portfolio—Portfolio of Investments

SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value

MORTGAGE PASS-THRU’S – 34.4%
Agency Fixed Rate 30-Year – 25.1%
Federal Home Loan Mortgage Corp. Gold Series 2007 6.00%, 7/01/37 - 9/01/37	$12,520	$12,975,581
6.50%, 12/01/33	10,249	10,808,431
7.00%, 2/01/37	12,318	13,058,362
Series 2008 6.00%, 8/01/38	29,333	30,399,071
Federal National Mortgage Association Series 2007 6.50%, 10/01/37	58,201	60,951,505
Series 2008 6.00%, 8/01/38	43,127	44,589,169
6.50%, 12/01/28 - 10/01/35	31,752	33,543,348
Government National Mortgage Association Series 2008 6.50%, 9/15/38	35,161	36,709,172

		243,034,639

Agency ARMS – 8.3%
Federal Home Loan Mortgage Corp. Series 2005 4.779%, 5/01/35(a)	6,533	6,678,862
Series 2006 6.209%, 12/01/36(a)	4,241	4,413,824
Series 2007 5.913%, 11/01/36(a)	7,821	8,122,691
6.077%, 1/01/37(a)	6,838	7,116,320
Federal National Mortgage Association Series 2005 4.545%, 2/01/35(a)	10,144	10,273,449
Series 2006 4.478%, 1/01/36(a)	9,154	9,246,572
5.825%, 11/01/36(a)	11,248	11,715,274
Series 2007 4.399%, 11/01/35(a)	10,129	10,299,382
5.782%, 8/01/37(a)	12,163	12,686,189

		80,552,563

Agency Fixed Rate 15-Year – 1.0%
Federal National Mortgage Association Series 1998 6.00%, 10/01/13 - 12/01/13	40	42,117
Series 2001 6.00%, 11/01/16	168	176,509
Series 2002 6.00%, 12/01/17	95	99,618

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	119

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2005 6.00%, 6/01/17 - 6/01/20	$352	$366,967
Series 2006 6.00%, 5/01/21 - 1/01/22	6,832	7,143,288
Series 2007 6.00%, 2/01/22	1,505	1,573,986

		9,402,485

Total Mortgage Pass-Thru’s (cost $324,385,983)		332,989,687

CORPORATES - INVESTMENT GRADES – 23.1%
Financial Institutions – 13.3%
Banking – 8.7%
BB&T Corp. 6.50%, 8/01/11	3,035	3,094,234
Capital One Bank 5.00%, 6/15/09	4,160	4,124,536
Comerica, Inc. 4.80%, 5/01/15	2,380	1,748,543
Credit Suisse USA, Inc. 4.70%, 6/01/09	6,625	6,652,514
Deutsche Bank Ag London 5.00%, 10/12/10	2,550	2,551,153
Fifth Third Bancorp 6.25%, 5/01/13	6,600	6,301,277
JP Morgan Chase & Co. 7.875%, 6/15/10	4,685	4,794,957
Marshall & Ilsley Corp. 4.375%, 8/01/09	5,123	5,094,347
Morgan Stanley 5.05%, 1/21/11	6,635	6,543,517
6.75%, 4/15/11	4,920	4,940,162
Series MTN 5.625%, 1/09/12	195	188,090
National City Bank of Cleveland Ohio Series BKNT 6.25%, 3/15/11	6,470	6,320,957
PNC Funding Corp. 4.50%, 3/10/10	2,445	2,403,217
Royal Bank of Canada 5.65%, 7/20/11	4,960	5,252,739
Royal Bank of Scotland Group PLC 6.40%, 4/01/09	2,429	2,418,172
Union Planters Corp. 7.75%, 3/01/11	3,867	3,757,421
UnionBanCal Corp. 5.25%, 12/16/13	5,212	4,860,445

120	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

US Bancorp 5.30%, 4/28/09	$6,550	$6,560,506
Wells Fargo & Co. 3.125%, 4/01/09	6,700	6,704,603

		84,311,390

Finance – 2.3%
General Electric Capital Corp. 3.125%, 4/01/09	6,730	6,735,842
HSBC Finance Corp. 4.75%, 4/15/10	4,905	4,818,383
8.00%, 7/15/10	4,710	4,784,375
International Lease Finance Corp. 4.75%, 7/01/09	6,630	5,710,014

		22,048,614

Insurance – 1.5%
Allstate Life Global Funding Trust Series 04-1 4.50%, 5/29/09	2,911	2,913,070
Genworth Financial, Inc. 5.231%, 5/16/09	2,218	2,186,757
UnitedHealth Group, Inc. 4.125%, 8/15/09	2,429	2,429,462
WellPoint, Inc. 4.25%, 12/15/09	6,800	6,782,680

		14,311,969

Other Finance – 0.2%
ORIX Corp. 5.48%, 11/22/11	3,130	2,167,425

REITS – 0.6%
Simon Property Group LP 5.00%, 3/01/12	6,630	5,915,598

		128,754,996

Industrial – 8.4%
Basic – 0.0%
United States Steel Corp. 5.65%, 6/01/13	460	376,350

Capital Goods – 0.6%
Caterpillar Financial Services 4.50%, 6/15/09	3,478	3,486,076
Illinois Tool Works, Inc. 5.75%, 3/01/09	2,624	2,624,000

		6,110,076

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	121

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 2.6%
AT&T, Inc. 4.125%, 9/15/09	$6,670	$6,739,508
4.85%, 2/15/14	4,875	4,835,590
Qwest Corp. 8.875%, 3/15/12	3,930	3,871,050
Verizon New England, Inc. 6.50%, 9/15/11	3,215	3,306,094
Vodafone Group PLC 7.75%, 2/15/10	6,160	6,402,353

		25,154,595

Consumer Cyclical - Automotive – 1.0%
Daimler Finance North America LLC 7.20%, 9/01/09	5,900	5,882,920
8.00%, 6/15/10	3,495	3,479,601

		9,362,521

Consumer Non-Cyclical – 1.4%
Avon Products, Inc. 5.625%, 3/01/14	2,450	2,443,018
Baxter FinCo BV 4.75%, 10/15/10	5,757	5,912,738
Diageo Capital PLC 4.375%, 5/03/10	1,720	1,742,501
Genentech, Inc. 4.40%, 7/15/10	1,910	1,940,942
Kraft Foods, Inc. 4.125%, 11/12/09	1,639	1,657,775

		13,696,974

Energy – 1.0%
ConocoPhillips 6.375%, 3/30/09	2,828	2,836,164
Vastar Resources, Inc. 6.50%, 4/01/09	6,390	6,407,873

		9,244,037

Services – 0.5%
The Western Union Co. 5.40%, 11/17/11	4,980	4,961,818

Technology – 0.3%
Motorola, Inc. 8.00%, 11/01/11	3,240	2,915,222

Transportation - Railroads – 0.3%
Norfolk Southern Corp. 6.20%, 4/15/09	2,700	2,702,022

122	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.7%
FedEx Corp. 3.50%, 4/01/09	$6,715	$6,720,916

		81,244,531

Utility – 1.4%
Electric – 1.4%
Pacific Gas & Electric Co. 3.60%, 3/01/09	6,660	6,660,000
PPL Electric Utilities Corp. 6.25%, 8/15/09	6,380	6,443,041

		13,103,041

Total Corporates - Investment Grades (cost $228,023,174)		223,102,568

AGENCIES – 16.7%
Agency Debentures – 16.7%
Bank of America Corp. 2.10%, 4/30/12	8,760	8,698,794
3.125%, 6/15/12	20,625	21,153,268
Bank of America NA 1.70%, 12/23/10	10,800	10,836,645
Citigroup, Inc. 2.875%, 12/09/11	20,735	21,172,322
Federal Home Loan Banks 1.625%, 3/16/11	10,000	9,987,280
3.625%, 9/16/11	3,700	3,875,091
Federal Home Loan Mortgage Corp. 2.875%, 4/30/10	7,915	8,045,708
4.125%, 9/27/13	4,652	4,960,507
Series 1 2.375%, 5/28/10	22,135	22,409,208
The Goldman Sachs Group, Inc. 3.25%, 6/15/12	20,570	21,289,765
JP Morgan Chase & Co. 3.125%, 12/01/11	20,565	21,160,151
Wells Fargo & Co. 3.00%, 12/09/11	7,493	7,692,344

Total Agencies (cost $158,515,233)		161,281,083

COMMERCIAL MORTGAGE-BACKED SECURITIES – 8.8%
Non-Agency Fixed Rate CMBS – 6.9%
Banc of America Commercial Mortgage, Inc. Series 2006-6, Class A2 5.309%, 10/10/45	5,000	3,975,264

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	123

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Bear Stearns Commercial Mortgage Securities, Inc. Series 2002-TOP6, Class A2 6.46%, 10/15/36	$10,615	$10,261,409
GE Capital Commercial Mortgage Corp. Series 2005-C3, Class A3FX 4.863%, 7/10/45	5,665	5,255,423
Greenwich Capital Commercial Funding Corp. Series 2005-GG3, Class A2 4.305%, 8/10/42	8,452	8,080,949
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5, Class A2 5.198%, 12/15/44	5,847	5,285,049
Series 2007-LDPX, Class A2S 5.305%, 1/15/49	5,950	4,565,558
LB Commercial Conduit Mortgage Trust Series 2007-C3, Class C 5.938%, 7/15/44	10,000	1,230,193
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4 6.462%, 3/15/31	5,900	5,752,354
Series 2003-C5, Class A3 4.254%, 7/15/27	7,435	6,635,632
Series 2004-C7, Class A2 3.992%, 10/15/29	15,840	15,380,355
Nomura Asset Securities Corp. Series 1998-D6, Class A1B 6.59%, 3/15/30	35	35,238

		66,457,424

Non-Agency Floating Rate CMBS – 1.9%
Banc of America Large Loan, Inc. Series 2005-MIB1, Class C 0.765%, 3/15/22(a)(b)	2,500	1,732,974
Commercial Mortgage Pass-Through Certificates Series 2005-F10A, Class A1 0.555%, 4/15/17(a)(b)	420	418,094
Series 2005-FL11, Class D 0.795%, 11/15/17(a)(b)	1,739	1,279,494
Series 2007-FL14, Class C 0.755%, 6/15/22(a)(b)	3,874	1,756,670
Credit Suisse Mortgage Capital Certificates Series 2006-TF2A, Class SVD 0.925%, 10/15/21(a)(b)	4,900	2,697,286

124	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2007-TFLA, Class A2 0.575%, 2/15/22(a)(b)	$8,000	$4,858,727
Lehman Brothers Floating Rate Commercial Mortgage Trust Series 2004-LLFA, Class C 0.765%, 10/15/17(a)(b)	2,400	1,828,644
Morgan Stanley Capital I Series 2005-XLF, Class G 0.825%, 8/15/19(a)(b)	2,000	1,800,292
Series 2005-XLF, Class H 0.845%, 8/15/19(a)(b)	1,000	839,705
Wachovia Bank Commercial Mortgage Trust Series 2006-WL7A, Class H 0.855%, 9/15/21(a)(b)	2,600	906,898
Series 2007-WHL8, Class E 0.855%, 6/15/20(a)(b)	2,725	892,243

		19,011,027

Total Commercial Mortgage-Backed Securities (cost $112,650,812)		85,468,451

ASSET-BACKED SECURITIES – 5.7%
Home Equity Loans - Floating Rate – 2.5%
ACE Securities Corp. Series 2003-OP1, Class A2 0.834%, 12/25/33(a)	18	13,681
BNC Mortgage Loan Trust Series 2007-2, Class M5 1.374%, 5/25/37(a)	1,200	24,240
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB1, Class AF 3.95%, 1/25/33(c)	1,621	1,483,783
First Franklin Mortgage Loan Trust Series 2004-FF4, Class A2 0.764%, 6/25/34(a)	83	69,973
HFC Home Equity Loan Asset Backed Certificates Series 2006-1, Class M1 0.75%, 1/20/36(a)	1,591	934,558
Home Equity Mortgage Trust Series 2005-3, Class M1 1.014%, 11/25/35(a)	248	227,109
Household Home Equity Loan Trust Series 2007-2, Class A2V 0.63%, 7/20/36(a)	2,800	1,932,876

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	125

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Indymac Residential Asset Backed Trust Series 2007-B, Class 2A2 0.634%, 7/25/37(a)	$3,350	$1,511,764
Lehman ABS Mortgage Loan Trust Series 2007-1, Class 2A2 0.674%, 6/25/37(a)(b)	3,700	1,079,711
Lehman XS Trust Series 2005-2, Class 1M1 0.974%, 8/25/35(a)	5,000	346,210
Series 2006-1, Class 1M1 0.924%, 2/25/36(a)	4,000	285,688
Master Asset Backed Securities Trust Series 2006-WMC1, Class A2 0.584%, 2/25/36(a)	698	665,861
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2A 0.594%, 4/25/37(a)	2,897	2,299,039
Series 2007-5, Class 2A1 1.174%, 10/25/37(a)	3,316	2,568,840
Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV2 0.604%, 6/25/37(a)	3,100	1,190,917
Newcastle Mortgage Securities Trust Series 2006-1, Class A2 0.594%, 3/25/36(a)	1,119	1,090,957
Series 2007-1, Class 2A1 0.604%, 4/25/37(a)	3,109	2,041,914
Novastar Home Loan Equity Series 2007-2, Class M1 0.774%, 9/25/37(a)	4,935	132,752
Option One Mortgage Loan Trust Series 2006-2, Class 2A2 0.574%, 7/25/36(a)	3,277	2,672,070
Security National Mortgage Loan Trust Series 2007-1A, Class 1A1 5.91%, 4/25/37(b)	1,446	1,436,403
Soundview Home Equity Loan Trust Series 2007-OPT2, Class 2A2 0.604%, 7/25/37(a)	4,185	1,323,506
Specialty Underwriting & Residential Finance Series 2005-AB2, Class M1 0.924%, 6/25/36(a)	2,000	459,400

		23,791,252

Home Equity Loans - Fixed Rate – 2.1%
American General Mortgage Loan Trust Series 2003-1, Class A3 4.03%, 4/25/33	2,901	2,315,611

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	Principal Amount (000)	U.S. $ Value

Citifinancial Mortgage Securities, Inc. Series 2004-1, Class AF2 2.645%, 4/25/34	$194	$177,801
Countrywide Asset-Backed Certificates Series 2007-S1, Class A3 5.81%, 11/25/36	3,242	579,967
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB3, Class AF1 2.879%, 12/25/32	2,180	1,370,742
Series 2005-CB4, Class AF2 4.751%, 8/25/35	1,285	1,022,756
Series 2005-RP2, Class AF2 5.75%, 9/25/35(b)	1,800	1,751,580
Series 2007-CB4, Class A2A 5.844%, 4/25/37	1,789	1,648,858
Flagstar Home Equity Loan Trust Series 2007-1A, Class AF2 5.765%, 1/25/35(b)	5,500	2,775,184
Home Equity Mortgage Trust Series 2005-4, Class A3 4.742%, 1/25/36	377	363,766
Series 2006-5, Class A1 5.50%, 1/25/37	2,540	505,924
Household Home Equity Loan Trust Series 2007-1, Class A2F 5.60%, 3/20/36	7,610	6,286,339
Nationstar NIM Trust Series 2007-A, Class A 9.97%, 3/25/37(b)(d)	35	2,289
Structured Asset Securities Corp. Series 2007-RM1, Class AI0 5.00%, 5/25/47(b)(e)	10,434	1,819,587

		20,620,404

Credit Cards - Fixed Rate – 0.6%
MBNA Master Credit Card Trust Series 1999-J, Class A 7.00%, 2/15/12	5,307	5,365,996

Autos - Floating Rate – 0.4%
GE Dealer Floorplan Master Note Trust Series 2006-2, Class A 0.54%, 4/20/13(a)	4,360	3,795,818

Other ABS - Fixed Rate – 0.1%
DB Master Finance, LLC Series 2006-1, Class A2 5.779%, 6/20/31(b)	1,600	1,040,658

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	127

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Other ABS - Floating Rate – 0.0%
Petra CRE CDO Ltd. Series 2007-1A, Class C 1.574%, 2/25/47(a)(b)	$1,865	$37,300

Total Asset-Backed Securities (cost $98,415,546)		54,651,428

INFLATION-LINKED SECURITIES – 5.1%
United States – 5.1%
U.S. Treasury Notes 3.00%, 7/15/12 (TIPS) (cost $49,960,823)	48,067	49,779,434

CMOS – 3.9%
Agency Fixed Rate – 1.3%
Fannie Mae REMICS Series 2005-86, Class WH 5.00%, 11/25/25	6,262	6,353,620
Series 2006-50, Class PA 5.00%, 4/25/27	6,253	6,368,570

		12,722,190

Non-Agency Floating Rate – 1.3%
Adjustable Rate Mortgage Trust Series 2005-11, Class 5M1 0.944%, 2/25/36(a)	4,155	31,163
American Home Mortgage Investment Trust Series 2005-2, Class 2A1 2.044%, 9/25/45(a)	98	48,755
Countrywide Alternative Loan Trust Series 2006-OA14, Class 3A1 2.673%, 11/25/46(a)	2,136	666,540
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-25, Class 1A6 0.954%, 2/25/35(a)	138	30,652
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1, Class 1A1 0.784%, 8/25/35(a)	118	53,801
Series 2007-OA4, Class 1A1A 0.664%, 8/25/47(a)	2,775	897,419
Homebanc Mortgage Trust Series 2005-4, Class A2 0.804%, 10/25/35(a)	3,807	1,671,300
Lehman XS Trust Series 2007-2N, Class M1 0.814%, 2/25/37(a)	3,602	62,962

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Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

MLCC Mortgage Investors, Inc. Series 2004-A, Class A1 0.704%, 4/25/29(a)	$104	$59,667
Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.84%, 2/25/42(a)(b)	3,481	3,304,690
Sequoia Mortgage Trust Series 2007-3, Class 1A1 0.67%, 7/20/36(a)	3,397	1,817,041
Structured Adjustable Rate Mortgage Loan Trust Series 2005-5, Class A3 0.704%, 5/25/35(a)	179	94,256
Series 2005-9, Class 2A1 2.914%, 5/25/35(a)	964	304,620
Structured Asset Mortgage Investment, Inc. Series 2004-AR5, Class 1A1 0.796%, 10/19/34(a)	693	358,851
WaMu Mortgage Pass Through Certificates Series 2006-AR11, Class 1A 2.783%, 9/25/46(a)	3,511	1,092,735
Series 2006-AR4, Class 1A1B 2.763%, 5/25/46(a)	1,405	281,099
Series 2006-AR9, Class 1AB2 0.694%, 8/25/46(a)	4,400	1,854,208

		12,629,759

Non-Agency Fixed Rate – 0.7%
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2006-AB2, Class A7 5.961%, 6/25/36	678	637,810
Merrill Lynch Mortgage Investors, Inc. Series 2005-A8, Class A1C1 5.25%, 8/25/36	1,376	973,183
Nomura Asset Acceptance Corp. Series 2006-WF1, Class A2 5.755%, 6/25/36	6,125	5,138,006

		6,748,999

Agency Floating Rate – 0.5%
Federal National Mortgage Association Series 2003-52, Class FV 1.474%, 5/25/31(a)	2,799	2,790,880
Series 2003-W13, Class AV2 0.754%, 10/25/33(a)	328	275,802
Freddie Mac Reference REMIC Series 2006-R008, Class FK 0.855%, 7/15/23(a)	1,586	1,567,769

		4,634,451

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	129

Short Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Non-Agency ARMS – 0.1%
Bear Stearns Alt-A Trust Series 2006-1, Class 22A1 5.313%, 2/25/36(f)	$3,197	$1,414,046

Total CMOs (cost $63,738,188)		38,149,445

GOVERNMENTS - TREASURIES – 1.3%
United States – 1.3%
U.S. Treasury Bonds 5.00%, 8/15/11 (cost $12,391,636)	11,300	12,388,506

	Shares
SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AllianceBernstein Fixed-Income Shares, Inc. –Government STIF Portfolio(g) (cost $4,682,302)	4,682,302	4,682,302

Total Investments – 99.5% (cost $1,052,763,697)		962,492,904
Other assets less liabilities – 0.5%		4,417,100

Net Assets – 100.0%		$966,910,004

FINANCIAL FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	1,343	June 2009	$291,371,094	$290,906,392	$(464,702)
Sold Contracts
U.S. T-Note 10 Yr Futures	399	June 2009	48,431,110	47,892,469	538,641
U.S. T-Note 5 Yr Futures	217	June 2009	25,402,148	25,299,149	102,999

					$176,938

(a)	Floating Rate Security. Stated interest rate was in effect at February 28, 2009.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate market value of these securities amounted to $32,258,429 or 3.3% of net assets.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2009.

(d)	Illiquid security, valued at fair value.

(e)	IO – Interest Only

(f)	Variable rate coupon, rate shown as of February 28, 2009.

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Short Duration Bond Portfolio—Portfolio of Investments

(g)	Investment in affiliated money market mutual fund.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2009, the fund’s total exposure to subprime investments was 6.34%. These investments are valued in accordance with the fund’s Valuation Policies (see Note A for additional details).

Glossary:

ABS – Asset-Backed Securities

ARMS – Adjustable Rate Mortgages

CMBS – Commercial Mortgage-Backed Securities

CMOS – Collateralized Mortgage Obligations

REITS – Real Estate Investment Trusts

REMIC – Real Estate Mortgage Investment Conduit

TIPS – Treasury Inflation Protected Security

See notes to financial statements.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	131

Short Duration Bond Portfolio—Portfolio of Investments

INTERMEDIATE DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADES – 40.5%
Industrial – 18.4%
Basic – 2.2%
ArcelorMittal 6.125%, 6/01/18(a)	$4,330	$3,333,784
BHP Billiton Finance USA Ltd. 7.25%, 3/01/16(a)	3,132	3,200,024
Celulosa Arauco Y Constitucion 8.625%, 8/15/10(a)	999	1,031,037
The Dow Chemical Co. 7.375%, 11/01/29(a)	200	128,435
International Paper Co. 5.30%, 4/01/15(a)	2,625	1,889,362
7.40%, 6/15/14(a)	4,280	3,442,849
Lubrizol Corp. 4.625%, 10/01/09(a)	805	809,748
Packaging Corp. of America 5.75%, 8/01/13(a)	1,329	1,194,107
PPG Industries, Inc. 5.75%, 3/15/13(a)	3,190	3,208,119
Rio Tinto Finance USA Ltd. 6.50%, 7/15/18(a)	2,125	1,877,435
United States Steel Corp. 5.65%, 6/01/13(a)	3,901	3,191,607
7.00%, 2/01/18(a)	1,260	944,286

		24,250,793

Capital Goods – 2.2%
Caterpillar Financial Services 4.50%, 6/15/09(a)	2,246	2,251,215
Fisher Scientific International, Inc. 6.125%, 7/01/15(a)	5,151	5,074,286
6.75%, 8/15/14(a)	1,166	1,140,435
Hutchison Whampoa International Ltd. 7.45%, 11/24/33(a)(b)	1,449	1,308,356
Illinois Tool Works, Inc. 5.75%, 3/01/09(a)	1,727	1,727,000
Lafarge SA 6.15%, 7/15/11(a)	2,204	1,942,112
Masco Corp. 4.80%, 6/15/15(a)	4,795	3,241,051
6.125%, 10/03/16(a)	5,040	3,471,426
Tyco International Finance SA 6.00%, 11/15/13(a)	1,250	1,175,519
8.50%, 1/15/19(a)	1,265	1,320,266
Waste Management, Inc. 6.875%, 5/15/09(a)	1,435	1,443,939

		24,095,605

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Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Communications - Media – 1.9%
BSKYB Finance UK PLC 5.625%, 10/15/15(a)(b)	$3,710	$3,300,027
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22(a)	2,746	2,973,130
Comcast Cable Communications, Inc. 6.875%, 6/15/09(a)	1,463	1,472,899
Comcast Corp. 5.30%, 1/15/14(a)	3,203	3,094,204
5.50%, 3/15/11(a)	2,767	2,807,312
News America Holdings, Inc. 6.55%, 3/15/33(a)	1,383	1,093,376
Reed Elsevier Capital, Inc. 8.625%, 1/15/19(a)	1,345	1,347,858
RR Donnelley & Sons Co. 4.95%, 4/01/14(a)	710	534,255
Time Warner Entertainment Co. 8.375%, 3/15/23(a)	4,950	4,811,093
WPP Finance Corp. 5.875%, 6/15/14(a)	376	327,180

		21,761,334

Communications - Telecommunications – 5.0%
AT&T Corp. 8.00%, 11/15/31(a)	295	323,430
AT&T, Inc. 4.125%, 9/15/09(a)	2,135	2,157,249
British Telecommunications PLC 8.625%, 12/15/10(a)	4,581	4,773,613
Embarq Corp. 6.738%, 6/01/13(a)	3,425	3,219,500
7.082%, 6/01/16(a)	7,985	7,186,500
New Cingular Wireless Services, Inc. 8.75%, 3/01/31(a)	2,294	2,512,444
Pacific Bell Telephone Co. 6.625%, 10/15/34(a)	6,250	5,588,031
Qwest Corp. 7.50%, 10/01/14(a)	3,270	2,906,213
7.875%, 9/01/11(a)	3,735	3,678,975
8.875%, 3/15/12(a)	2,780	2,738,300
Telecom Italia Capital SA 4.00%, 1/15/10(a)	2,995	2,942,959
6.375%, 11/15/33(a)	375	279,900
US Cellular Corp. 6.70%, 12/15/33(a)	4,720	3,387,124

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	133

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Verizon Communications, Inc. 4.90%, 9/15/15(a)	$2,540	$2,385,187
5.25%, 4/15/13(a)	2,310	2,345,165
Verizon New Jersey, Inc. Series A 5.875%, 1/17/12(a)	2,259	2,267,019
Vodafone Group PLC 5.50%, 6/15/11(a)	3,015	3,057,496
7.75%, 2/15/10(a)	4,075	4,235,323

		55,984,428

Consumer Cyclical - Other – 0.8%
Marriott International, Inc. Series J 5.625%, 2/15/13(a)	4,120	3,523,436
MDC Holdings, Inc. 5.50%, 5/15/13(a)	4,540	3,791,104
Wyndham Worldwide Corp. 6.00%, 12/01/16(a)	4,535	2,196,650

		9,511,190

Consumer Non-Cyclical – 2.9%
Avon Products, Inc. 6.50%, 3/01/19	2,850	2,790,731
Baxter FinCo BV 4.75%, 10/15/10(a)	3,753	3,854,526
Bunge Ltd. Finance Corp. 5.10%, 7/15/15(a)	1,711	1,334,667
5.875%, 5/15/13(a)	2,720	2,391,206
Cadbury Schweppes US Finance LLC 5.125%, 10/01/13(a)(b)	3,480	3,216,550
ConAgra Foods, Inc. 7.875%, 9/15/10(a)	641	677,647
Fortune Brands, Inc. 4.875%, 12/01/13(a)	2,016	1,846,188
Kraft Foods, Inc. 4.125%, 11/12/09(a)	3,245	3,282,172
5.25%, 10/01/13(a)	4,355	4,427,324
The Kroger Co. 6.80%, 12/15/18(a)	2,175	2,243,619
Reynolds American, Inc. 7.25%, 6/01/13(a)	3,730	3,561,038
Safeway, Inc. 6.50%, 3/01/11(a)	453	474,098
Wyeth 5.50%, 2/01/14(a)	2,212	2,328,241

		32,428,007

134	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Energy – 1.8%
Amerada Hess Corp. 7.875%, 10/01/29(a)	$3,628	$3,432,451
Canadian Natural Resources Ltd. 5.15%, 2/01/13(a)	1,220	1,166,464
ConocoPhillips 6.375%, 3/30/09(a)	1,854	1,859,353
Nabors Industries, Inc. 9.25%, 1/15/19(a)(b)	2,995	2,752,186
Noble Energy, Inc. 8.25%, 3/01/19(a)	2,858	2,869,409
The Premcor Refining Group, Inc. 7.50%, 6/15/15(a)	2,115	2,040,552
Valero Energy Corp. 6.875%, 4/15/12(a)	3,943	3,986,456
Weatherford International Ltd. 5.15%, 3/15/13(a)	1,600	1,467,582

		19,574,453

Technology – 1.4%
Computer Sciences Corp. 5.50%, 3/15/13(a)(b)	2,290	2,191,157
Electronic Data Systems Corp. 7.45%, 10/15/29(a)	1,555	1,721,309
Series B 6.00%, 8/01/13(a)	5,930	6,259,987
International Business Machines Corp. Series MTN 4.375%, 6/01/09(a)	455	456,371
Motorola, Inc. 6.50%, 9/01/25(a)	1,800	1,033,740
7.50%, 5/15/25(a)	290	154,748
7.625%, 11/15/10(a)	146	139,080
Xerox Capital Trust I 8.00%, 2/01/27(a)	4,410	3,297,247

		15,253,639

Transportation - Railroads – 0.2%
Canadian Pacific Railway Co. 6.50%, 5/15/18(a)	935	821,335
Norfolk Southern Corp. 6.20%, 4/15/09(a)	1,770	1,771,326

		2,592,661

		205,452,110

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	135

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Financial Institutions – 18.3%
Banking – 11.4%
American Express Centurion Series MTN 4.375%, 7/30/09(a)	$2,567	$2,537,780
American Express Co. 4.75%, 6/17/09(a)	1,922	1,919,845
ANZ National International Ltd. 6.20%, 7/19/13(a)(b)	1,890	1,811,735
Bank of America Corp. 4.875%, 1/15/13(a)	4,230	3,711,597
Bank of Tokyo-Mitsubishi UFJ L 7.40%, 6/15/11(a)	170	175,519
BankAmerica Capital II Series 2 8.00%, 12/15/26(a)	1,950	1,159,698
Barclays Bank PLC 8.55%, 6/15/11(a)(b)(c)	961	348,816
The Bear Stearns Co., Inc. 5.55%, 1/22/17(a)	5,410	4,815,409
Capital One Bank 5.00%, 6/15/09(a)	4,275	4,238,556
6.50%, 6/13/13(a)	2,990	2,772,445
Capital One Financial Corp. 5.50%, 6/01/15(a)	484	402,171
6.75%, 9/15/17(a)	383	336,570
Citigroup, Inc. 1.42%, 6/09/09(a)(d)	421	412,470
4.625%, 8/03/10(a)	2,357	2,162,962
5.50%, 4/11/13(a)	2,900	2,625,976
6.50%, 8/19/13(a)	2,770	2,582,463
Compass Bank 5.50%, 4/01/20(a)	4,989	3,356,465
Countrywide Financial Corp. 6.25%, 5/15/16(a)	1,806	1,518,768
Series MTN 5.80%, 6/07/12(a)	1,272	1,165,690
Countrywide Home Loans, Inc. Series MTNL 4.00%, 3/22/11(a)	1,151	1,072,443
Credit Suisse First Boston USA, Inc. 5.50%, 8/15/13(a)	1,128	1,108,897
Deutsche Bank AG London 5.00%, 10/12/10(a)	4,225	4,226,910
The Goldman Sachs Group, Inc. 4.75%, 7/15/13(a)	3,441	3,149,444
5.125%, 1/15/15(a)	1,590	1,421,989

136	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

7.35%, 10/01/09(a)	$899	$912,487
7.50%, 2/15/19(a)	2,855	2,827,718
Huntington National Bank Series BKNT 4.375%, 1/15/10(a)	517	496,863
JP Morgan Chase & Co. 6.75%, 2/01/11(a)	6,200	6,335,817
JP Morgan Chase Capital XXV Series Y 6.80%, 10/01/37(a)	733	547,419
KeyBank NA Series BKNT 7.00%, 2/01/11(a)	3,140	3,103,485
Marshall & Ilsley Bank Series BKNT 5.00%, 1/17/17(a)	3,700	2,525,342
Marshall & Ilsley Corp. 4.375%, 8/01/09(a)	3,377	3,358,112
5.626%, 8/17/09(a)	2,022	2,019,022
Merrill Lynch & Co., Inc. 6.05%, 5/16/16(a)	1,607	1,166,912
Morgan Stanley 5.05%, 1/21/11(a)	4,375	4,314,677
6.60%, 4/01/12(a)	2,565	2,546,919
6.75%, 4/15/11(a)	4,135	4,151,945
Series MTN 5.625%, 1/09/12(a)	3,940	3,800,390
MUFG Capital Finance 1 Ltd. 6.346%, 7/25/16(a)(c)	250	172,128
National City Bank of Cleveland Ohio Series BKNT 6.20%, 12/15/11(a)	4,225	4,119,058
6.25%, 3/15/11(a)	4,245	4,147,212
Regions Financial Corp. 6.375%, 5/15/12(a)	4,250	3,859,408
Resona Bank Ltd. 5.85%, 4/15/16(a)(b)(c)	330	150,150
Resona Preferred Global Securities 7.191%, 7/30/15(a)(b)(c)	619	266,829
Royal Bank of Scotland Group PLC 6.40%, 4/01/09(a)	2,824	2,811,411
SouthTrust Corp. 5.80%, 6/15/14(a)	3,315	3,003,354
Standard Chartered PLC 6.409%, 1/30/17(a)(b)(c)	4,800	1,519,478
Suntrust Bank Series CD 1.381%, 6/02/09(a)(d)	591	578,908

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	137

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

UBS Preferred Funding Trust I 8.622%, 10/01/10(a)(c)	$2,319	$836,760
UFJ Finance Aruba AEC 6.75%, 7/15/13(a)	1,913	1,913,945
Union Bank of California Series BKNT 5.95%, 5/11/16(a)	1,005	899,041
Union Planters Corp. 7.75%, 3/01/11(a)	2,817	2,737,175
US Bancorp 5.30%, 4/28/09(a)	4,260	4,266,833
Wachovia Corp. 5.35%, 3/15/11(a)	2,205	2,217,099
Series MTN 5.50%, 5/01/13(a)	4,155	4,000,924
Wells Fargo & Co. 4.20%, 1/15/10(a)	1,808	1,805,724
Zions Banc Corp. 5.50%, 11/16/15(a)	1,420	960,437

		127,407,600

Finance – 2.6%
American General Finance Corp. Series MTNG 5.375%, 9/01/09(a)	1,705	1,217,017
Series MTNI 4.625%, 5/15/09(a)	2,620	2,252,013
CIT Group, Inc. 5.85%, 9/15/16(a)	4,960	2,660,524
General Electric Capital Corp. 4.80%, 5/01/13(a)	4,955	4,667,149
Series MTNA 4.375%, 11/21/11(a)	3,613	3,538,211
HSBC Finance Corp. 7.00%, 5/15/12(a)	2,095	2,083,249
International Lease Finance Corp. 6.375%, 3/15/09(a)	4,190	4,000,269
Series MTN 5.65%, 6/01/14(a)	524	306,460
SLM Corp. Series MTN 5.125%, 8/27/12(a)	1,145	756,269
5.40%, 10/25/11(a)	3,309	2,448,660
Series MTNA 5.375%, 1/15/13 - 5/15/14(a)	8,395	5,223,858

		29,153,679

138	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Insurance – 2.6%
Allied World Assurance Co. Holdings Ltd. 7.50%, 8/01/16(a)	$1,820	$1,285,894
Allstate Life Global Funding Trust Series 04-1 4.50%, 5/29/09(a)	1,884	1,885,340
Assurant, Inc. 5.625%, 2/15/14(a)	1,028	848,754
Berkshire Hathaway Finance Corp. 4.20%, 12/15/10(a)	1,656	1,690,690
GE Insurance Solutions Corp. 7.00%, 2/15/26(a)	3,065	2,404,235
Genworth Financial, Inc. 5.231%, 5/16/09(a)	1,342	1,323,097
Series MTN 6.515%, 5/22/18(a)	4,100	1,785,136
Humana, Inc. 6.30%, 8/01/18(a)	1,094	885,710
Liberty Mutual Group, Inc. 5.75%, 3/15/14(a)(b)	2,683	2,152,936
Prudential Financial, Inc. Series MTN 5.15%, 1/15/13(a)	2,545	2,276,899
UnitedHealth Group, Inc. 4.125%, 8/15/09(a)	1,589	1,589,302
5.25%, 3/15/11(a)	4,300	4,339,951
WellPoint, Inc. 4.25%, 12/15/09(a)	4,327	4,315,979
XL Capital Ltd. 5.25%, 9/15/14(a)	4,520	2,845,087

		29,629,010

REITS – 1.7%
ERP Operating LP 5.25%, 9/15/14(a)	4,570	3,850,243
HCP, Inc. 6.00%, 1/30/17(a)	4,630	3,126,482
Health Care REIT, Inc. 6.20%, 6/01/16(a)	3,980	3,081,535
Healthcare Realty Trust, Inc. 5.125%, 4/01/14(a)	2,373	1,852,081
Simon Property Group LP 5.00%, 3/01/12(a)	4,335	3,867,891
5.625%, 8/15/14(a)	3,236	2,777,378

		18,555,610

		204,745,899

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	139

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Utility – 3.3%
Electric – 2.1%
Carolina Power & Light Co. 6.50%, 7/15/12(a)	$4,720	$4,879,423
Exelon Corp. 6.75%, 5/01/11(a)	1,295	1,295,150
FirstEnergy Corp. Series B 6.45%, 11/15/11(a)	1,300	1,298,635
Series C 7.375%, 11/15/31(a)	2,291	1,955,334
FPL Group Capital, Inc. 5.625%, 9/01/11(a)	2,855	3,009,861
MidAmerican Energy Holdings Co. 5.875%, 10/01/12(a)	2,638	2,718,158
Nisource Finance Corp. 6.80%, 1/15/19(a)	4,345	3,407,275
7.875%, 11/15/10(a)	1,656	1,621,844
Pacific Gas & Electric Co. 4.80%, 3/01/14(a)	1,700	1,735,059
SPI Electricity & Gas Australia Holdings Pty Ltd. 6.15%, 11/15/13(a)(b)	1,447	1,433,161

		23,353,900

Natural Gas – 1.0%
Duke Energy Field Services Corp. 7.875%, 8/16/10(a)	506	512,058
Energy Transfer Partners LP 6.70%, 7/01/18(a)	3,640	3,286,115
7.50%, 7/01/38(a)	4,135	3,464,291
Enterprise Products Operating LLC Series B 5.60%, 10/15/14(a)	1,278	1,186,698
Williams Cos, Inc. 7.125%, 9/01/11(a)	2,285	2,227,875

		10,677,037

Other Utility – 0.2%
Veolia Environnement 6.00%, 6/01/18(a)	2,785	2,599,238

		36,630,175

Non Corporate Sectors – 0.5%
Agencies - Not Government Guaranteed – 0.5%
Gaz Capital SA 6.212%, 11/22/16(a)(b)	7,890	5,156,667

Total Corporates - Investment Grades (cost $509,336,128)		451,984,851

140	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

MORTGAGE PASS-THRU’S – 26.1%
Agency Fixed Rate 30-Year – 25.4%
Federal Home Loan Mortgage Corp. Gold. Series 2005 4.50%, 8/01/35 - 10/01/35(a)	$3,669	$3,678,554
5.50%, 1/01/35(a)	10,844	11,139,463
Series 2006 4.50%, 1/01/36 - 5/01/36(a)	183	183,128
7.00%, 8/01/36 - 10/01/36(a)	1,216	1,288,729
Series 2007 5.50%, 7/01/35(a)	5,612	5,773,091
7.00%, 2/01/37(a)	11,587	12,283,578
Series 2008 6.50%, 5/01/35(a)	5,593	5,901,908
Federal National Mortgage Association Series 2003 5.00%, 11/01/33(a)	15,479	15,807,697
5.50%, 4/01/33 - 7/01/33(a)	20,838	21,431,615
Series 2004 5.50%, 4/01/34 - 11/01/34(a)	15,892	16,334,240
Series 2005 4.50%, 8/01/35 - 10/01/35(a)	24,174	24,256,611
5.50%, 2/01/35(a)	3,835	3,944,007
6.00%, 4/01/35(a)	12,406	12,879,282
Series 2006 5.00%, 1/01/36 - 2/01/36(a)	19,979	20,371,608
6.00%, 11/01/36(a)	23,662	24,484,259
6.50%, 9/01/36(a)	31,584	33,076,616
Series 2007 4.50%, 9/01/35 - 8/01/37(a)	14,008	14,077,385
5.50%, 8/01/37(a)	27,949	28,745,115
Series 2008 6.00%, 3/01/37(a)	27,250	28,213,546

		283,870,432

Agency ARMS – 0.7%
Federal Home Loan Mortgage Corp. Series 2006 5.811%, 12/01/36(a)(d)	1,628	1,686,279
Series 2007 5.979%, 2/01/37(a)(d)	5,587	5,810,349

		7,496,628

Total Mortgage Pass - Thru’s (cost $281,545,845)		291,367,060

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	141

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 15.3%
Non-Agency Fixed Rate CMBS – 15.2%
Banc of America Commercial Mortgage, Inc. Series 2001-PB1, Class A2 5.787%, 5/11/35(a)	$816	$790,979
Series 2004-4, Class A3 4.128%, 7/10/42(a)	996	969,429
Series 2004-6, Class A2 4.161%, 12/10/42(a)	3,729	3,555,541
Series 2006-5, Class A4 5.414%, 9/10/47(a)	7,680	5,044,015
Bear Stearns Commercial Mortgage Securities, Inc. Series 2005-PWR7, Class A3 5.116%, 2/11/41(a)	2,500	1,866,549
Series 2005-T18, Class A4 4.933%, 2/13/42(a)	4,235	3,206,276
Series 2006-PW12, Class A4 5.718%, 9/11/38(a)	2,285	1,639,584
Series 2007-PW18, Class A4 5.70%, 6/11/50(a)	8,425	5,362,277
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.096%, 12/10/49(a)	8,585	5,532,203
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A4 5.306%, 12/10/46(a)	3,065	1,977,993
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-CK2, Class A2 3.861%, 3/15/36(a)	71	69,445
Series 2004-C1, Class A4 4.75%, 1/15/37(a)	1,815	1,478,919
Series 2005-C1, Class A4 5.014%, 2/15/38(a)	1,516	1,165,582
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3 5.467%, 9/15/39(a)	6,475	3,669,959
Series 2006-C5, Class A3 5.311%, 12/15/39(a)	4,500	2,733,398
GE Capital Commercial Mortgage Corp. Series 2005-C3, Class A3FX 4.863%, 7/10/45(a)	3,265	3,028,942

142	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Greenwich Capital Commercial Funding Corp. Series 2003-C1, Class A4 4.111%, 7/05/35(a)	$1,102	$928,604
Series 2005-GG3, Class A2 4.305%, 8/10/42(a)	1,813	1,733,126
Series 2007-GG11, Class A4 5.736%, 12/10/49(a)	1,470	919,839
Series 2007-GG9, Class A4 5.444%, 3/10/39(a)	9,020	5,650,844
GS Mortgage Securities Corp. II Series 2006-GG8, Class A2 5.479%, 11/10/39(a)	8,400	6,882,881
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class A2 4.302%, 1/15/38(a)	1,720	1,454,414
Series 2005-LDP1, Class A4 5.038%, 3/15/46(a)	1,846	1,379,500
Series 2005-LDP3, Class A2 4.851%, 8/15/42(a)	2,810	2,519,014
Series 2005-LDP4, Class A2 4.79%, 10/15/42(a)	1,294	1,190,954
Series 2006-CB14, Class A4 5.481%, 12/12/44(a)	4,158	2,605,293
Series 2006-CB15, Class A4 5.814%, 6/12/43(a)	7,100	4,467,539
Series 2006-CB17, Class A4 5.429%, 12/12/43(a)	8,580	5,175,601
Series 2007-LD11, Class A2 5.804%, 6/15/49(a)	9,010	6,829,424
LB-UBS Commercial Mortgage Trust Series 2003-C3, Class A4 4.166%, 5/15/32(a)	4,900	4,110,689
Series 2004-C2, Class A4 4.367%, 3/15/36(a)	7,760	5,922,543
Series 2004-C4, Class A4 5.227%, 6/15/29(a)	6,015	4,812,467
Series 2004-C8, Class A2 4.201%, 12/15/29(a)	1,074	1,042,551
Series 2005-C1, Class A4 4.742%, 2/15/30(a)	4,209	3,270,758
Series 2005-C7, Class A4 5.197%, 11/15/30(a)	2,380	1,760,214
Series 2006-C1, Class A4 5.156%, 2/15/31(a)	6,557	4,489,842
Series 2006-C6, Class A4 5.372%, 9/15/39(a)	8,090	5,257,194

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	143

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Series 2007-C1, Class A4 5.424%, 2/15/40(a)	$5,725	$3,498,358
Series 2008-C1, Class A2 6.149%, 4/15/41(a)	4,785	3,039,471
Merrill Lynch Mortgage Trust Series 2005-CKI1, Class A6 5.242%, 11/12/37(a)	2,100	1,536,284
Series 2005-MKB2, Class A2 4.806%, 9/12/42(a)	2,230	2,135,594
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1, Class A2 5.439%, 2/12/39(a)	5,385	4,652,225
Series 2006-2, Class A4 5.909%, 6/12/46(a)	3,075	2,122,354
Series 2007-9, Class A4 5.70%, 9/12/49(a)	8,644	5,046,676
Morgan Stanley Capital I Series 2004-HQ4, Class A5 4.59%, 4/14/40(a)	6,500	5,798,109
Series 2005-HQ5, Class A4 5.168%, 1/14/42(a)	5,186	3,877,631
Series 2007-HQ13, Class A3 5.569%, 12/15/44(a)	8,155	4,740,493
Series 2007-IQ15, Class A4 5.881%, 6/11/49(a)	4,030	2,417,438
Series 2007-T27, Class A4 5.65%, 6/11/42(a)	9,860	6,660,014
Wachovia Bank Commercial Mortgage Trust Series 2006-C27, Class A3 5.765%, 7/15/45(a)	8,565	5,866,082
Series 2007-C32, Class A3 5.741%, 6/15/49(a)	6,885	3,595,837

		169,480,948

Non-Agency Floating Rate CMBS – 0.1%
GS Mortgage Securities Corp. II Series 2007-EOP, Class E 0.885%, 3/06/20(a)(b)(d)	1,855	1,215,169

Total Commercial Mortgage-Backed Securities (cost $239,793,564)		170,696,117

144	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN AGENCIES – 2.8%
Germany – 0.5%
Landwirtschaftliche Rentenbank 5.125%, 3/14/16 - 2/01/17(a)		$5,490	$5,953,368

South Korea – 0.1%
Korea Development Bank 4.625%, 9/16/10(a)		1,335	1,299,218

United Kingdom – 1.7%
Barclays Bank PLC Series EMTN 2.875%, 12/23/11(a)	GBP	3,095	4,462,838
Lloyds TSB Bank PLC Series EMTN 4.00%, 11/17/11(a)		971	1,445,511
Royal Bank of Scotland PLC Series EMTN 4.125%, 11/14/11(a)		1,838	2,741,221
Bank of Scotland PLC Series EMTN 4.625%, 11/04/11(a)		6,354	9,643,709

			18,293,279

United States – 0.5%
General Electric Capital Corp. 2.75%, 12/07/11(a)		4,050	5,825,736

Total Governments - Sovereign Agencies (cost $31,804,512)			31,371,601

GOVERNMENTS - TREASURIES – 2.8%
United Kingdom – 1.8%
United Kingdom Gilt 4.50%, 3/07/13(a)		$8,070	12,580,770
5.00%, 3/07/12(a)		4,620	7,215,470

			19,796,240

United States – 1.0%
U.S. Treasury Bonds 4.50%, 2/15/36(a)		10,266	11,369,817

Total Governments - Treasuries (cost $29,932,720)			31,166,057

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	145

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 2.3%
United States – 2.3%
U.S. Treasury Notes 3.00%, 7/15/12 (TIPS)(a) (cost $27,076,327)	$24,858	$25,743,390

GOVERNMENTS - SOVEREIGN BONDS – 2.0%
Brazil – 0.8%
Republic of Brazil 8.25%, 1/20/34(a)	8,475	9,195,375

Peru – 0.7%
Republic of Peru 8.375%, 5/03/16(a)	1,995	2,224,425
9.875%, 2/06/15(a)	4,245	5,030,325

		7,254,750

Russia – 0.5%
Russian Federation 7.50%, 3/31/30(a)(b)	6,469	5,704,929

Total Governments - Sovereign Bonds (cost $22,841,151)		22,155,054

AGENCIES – 1.6%
Agency Debentures – 1.6%
Federal National Mortgage Association 6.25%, 5/15/29(a)	12,375	15,337,253
6.625%, 11/15/30(a)	1,710	2,227,728

Total Agencies (cost $16,627,372)		17,564,981

CORPORATES - NON-INVESTMENT GRADES – 1.3%
Industrial – 1.3%
Basic – 0.0%
Westvaco Corp. 8.20%, 1/15/30(a)	670	511,985

Capital Goods – 0.3%
Mohawk Industries, Inc. 6.375%, 1/15/16(a)	4,515	3,362,424

Consumer Cyclical - Other – 0.9%
Starwood Hotels & Resorts Worldwide, Inc. 6.25%, 2/15/13(a)	4,520	3,570,800

146	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

7.375%, 11/15/15(a)	$3,621	$2,733,855
7.875%, 5/01/12(a)	3,776	3,266,240

		9,570,895

Transportation - Airlines – 0.1%
UAL Pass Through Trust Series 2007-1 Series 071A 6.636%, 7/02/22(a)	1,722	1,240,133

		14,685,437

Financial Institutions – 0.0%
Banking – 0.0%
RBS Capital Trust III 5.512%, 9/30/14(a)(c)	562	112,400

Total Corporates - Non-Investment Grades (cost $19,032,408)		14,797,837

CMOS – 1.2%
Non-Agency ARMS – 0.9%
Bear Stearns Alt-A Trust Series 2006-1, Class 22A1 5.313%, 2/25/36(a)(c)	3,400	1,503,714
Series 2006-3, Class 22A1 6.039%, 5/25/36(a)(c)	1,541	634,645
Series 2007-1, Class 21A1 5.693%, 1/25/47(a)(c)	2,259	942,269
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4 5.12%, 5/25/35(a)(c)	3,820	2,323,271
Series 2006-AR1, Class 3A1 5.50%, 3/25/36(a)(d)	4,110	2,064,219
Deutsche Mortgage Securities, Inc. Series 2005-WF1, Class 1A1 5.102%, 6/26/35(a)(b)	2,272	1,943,593
Indymac Index Mortgage Loan Trust Series 2006-AR7, Class 4A1 6.012%, 5/25/36(a)(c)	1,957	725,580

		10,137,291

Non-Agency Floating Rate – 0.2%
Countrywide Alternative Loan Trust Series 2005-62, Class 2A1 2.823%, 12/25/35(a)(d)	1,484	652,881
Series 2006-OA14, Class 3A1 2.673%, 11/25/46(a)(d)	4,837	1,509,477
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-25, Class M1 1.004%, 2/25/35(a)(d)	2,993	188,567

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	147

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

JP Morgan Alternative Loan Trust Series 2006-S1, Class 3A1 0.584%, 3/25/36(a)(d)	$202	$182,933

		2,533,858

Agency Floating Rate – 0.1%
Fannie Mae Grantor Trust Series 2004-T5, Class AB4 0.659%, 5/28/35(a)(d)	392	340,883

Total CMOs (cost $29,207,167)		13,012,032

QUASI-SOVEREIGNS – 0.9%
Quasi-Sovereign Bonds – 0.9%
Russia – 0.9%
RSHB Capital SA for OJSC Russian Agricultural Bank 6.299%, 5/15/17(a)(b)	4,470	2,592,600
7.75%, 5/29/18(a)(b)	13,270	7,895,650

Total Quasi-Sovereigns (cost $17,184,343)		10,488,250

ASSET-BACKED SECURITIES – 0.6%
Home Equity Loans - Floating Rate – 0.4%
Asset Backed Funding Certificates Series 2003-WF1, Class A2 1.514%, 12/25/32(a)(d)	800	522,449
Citigroup Mortgage Loan Trust, Inc. Series 2007-AMC4, Class M1 0.744%, 5/25/37(a)(d)	3,715	142,656
GE-WMC Mortgage Securities LLC Series 2005-2, Class A2B 0.644%, 12/25/35(a)(d)	374	336,794
HFC Home Equity Loan Asset Backed Certificates Series 2005-3, Class A1 0.73%, 1/20/35(a)(d)	976	645,911
Lehman XS Trust Series 2005-4, Class 1M1 0.974%, 10/25/35(a)(d)	4,865	321,843
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2A 0.594%, 4/25/37(a)(d)	2,644	2,098,257

148	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Option One Mortgage Loan Trust Series 2006-3, Class M1 0.704%, 2/25/37(a)(d)	$1,785	$45,161
RAAC Series Series 2006-SP3, Class A1 0.554%, 8/25/36(a)(d)	422	396,718
Residential Asset Mortgage Products, Inc. Series 2005-RS3, Class AIA2 0.644%, 3/25/35(a)(d)	182	156,792
Series 2005-RZ1, Class A2 0.674%, 4/25/35(a)(d)	403	298,540

		4,965,121

Home Equity Loans - Fixed Rate – 0.1%
Citifinancial Mortgage Securities, Inc. Series 2003-1, Class AFPT 3.36%, 1/25/33(a)	753	490,895
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB7, Class AF2 5.147%, 11/25/35(a)	145	144,220
Home Equity Mortgage Trust Series 2005-4, Class A3 4.742%, 1/25/36(a)	224	216,378
Residential Funding Mortgage Securities II, Inc. Series 2005-HI2, Class A3 4.46%, 5/25/35(a)	177	175,830

		1,027,323

Other ABS - Fixed Rate – 0.1%
DB Master Finance, LLC Series 2006-1, Class A2 5.779%, 6/20/31(a)(b)	1,000	650,411

Other ABS - Floating Rate – 0.0%
Petra CRE CDO Ltd. Series 2007-1A, Class C 1.574%, 2/25/47(a)(b)(d)	2,220	44,400
SLM Student Loan Trust Series 2003-C, Class A1 2.096%, 9/15/16(a)(d)	281	267,970

		312,370

Total Asset-Backed Securities (cost $20,876,900)		6,955,225

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	149

Intermediate Duration Bond Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

SUPRANATIONALS – 0.5%
European Investment Bank 4.875%, 2/15/36(a)	$1,970	$1,895,636
International Bank for Reconstruction & Development 9.25%, 7/15/17(a)	2,340	3,249,591

Total Supranationals (cost $5,118,433)		5,145,227

	Shares
SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(e) (cost $13,951,300)	13,951,300	13,951,300

Total Investments – 99.1% (cost $1,264,328,170)		1,106,398,982
Other assets less liabilities – 0.9%		10,560,886

Net Assets – 100.0%		$1,116,959,868

INTEREST RATE SWAP TRANSACTIONS (see Note C)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	$11,500	9/17/13	3 Month LIBOR	3.565%	$631,685

FINANCIAL FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr Futures	189	June 2009	$22,943,257	$22,685,906	$(257,351)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
British Pound settling 4/27/09	3	$3,608	$3,580	$28
British Pound settling 4/27/09	30,917	44,535,639	44,256,850	278,789

150	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Intermediate Duration Bond Portfolio—Portfolio of Investments

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $1,089,656,950.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate market value of these securities amounted to $45,654,800 or 4.1% of net assets.

(c)	Variable rate coupon, rate shown as of February 28, 2009.

(d)	Floating Rate Security. Stated interest rate was in effect at February 28, 2009.

(e)	Investment in affiliated money market mutual fund.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 28, 2009, the fund’s total exposure to subprime investments was 1.29%. These investments are valued in accordance with the fund’s Valuation Policies (see Note A.1. for additional details).

Currency Abbreviations:

GBP – Great British Pound

Glossary:

ABS – Asset-Backed Securities

ARMS – Adjustable Rate Mortgages

CMBS – Commercial Mortgage-Backed Securities

CMOS – Collateralized Mortgage Obligations

LIBOR – London Interbank Offered Rates

OJSC – Open Joint Stock Company

REITS – Real Estate Investment Trusts

TIPS – Treasury Inflation Protected Security

See notes to financial statements.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	151

Intermediate Duration Bond Portfolio—Portfolio of Investments

INFLATION PROTECTED SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 99.3%
Inflation-Linked Securities – 99.3%
United States – 99.3%
U.S. Treasury Notes 1.625%, 1/15/15 – 1/15/18 (TIPS)	$107,118	$102,502,071
1.875%, 7/15/13 – 7/15/15 (TIPS)	99,255	97,947,641
2.00%, 7/15/14 – 1/15/26 (TIPS)	96,915	95,123,242
2.125%, 1/15/19 (TIPS)	14,688	14,751,808
2.375%, 1/15/17 (TIPS)	38,915	38,635,311
3.00%, 7/15/12 (TIPS)	66,494	68,862,963
3.375%, 1/15/12 (TIPS)	71,641	74,685,549
3.50%, 1/15/11 (TIPS)	22,424	23,153,273

Total Inflation-Linked Securities (cost $518,923,377)		515,661,858

	Shares
SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio(a) (cost $2,074,724)	2,074,724	2,074,724

Total Investments – 99.7% (cost $520,998,101)		517,736,582
Other assets less liabilities – 0.3%		1,458,509

Net Assets – 100.0%		$519,195,091

(a)	Investment in affiliated money market mutual fund.

Glossary:

TIPS	– Treasury Inflation Protected Security

See notes to financial statements.

152	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

Inflation Protected Securities Portfolio—Portfolio of Investments

HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 28, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADES – 75.4%
Industrial – 58.4%
Basic – 4.7%
Arch Western Finance LLC 6.75%, 7/01/13(a)	$670	$626,450
Bowater Canada Finance Corp. 7.95%, 11/15/11(a)	3,630	471,900
Domtar Corp. 7.125%, 8/15/15(a)	2,500	1,700,000
Evraz Group SA 8.25%, 11/10/15(a)(b)	1,369	807,710
8.875%, 4/24/13(a)(b)	200	120,500
Georgia-Pacific Corp. 7.00%, 1/15/15(a)(b)	905	841,650
7.125%, 1/15/17(a)(b)	595	545,912
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 5.734%, 11/15/14(a)(c)	525	49,875
9.75%, 11/15/14(a)	525	68,250
Huntsman International LLC 7.875%, 11/15/14(a)	975	463,125
Ineos Group Holdings PLC 8.50%, 2/15/16(a)(b)	1,575	94,500
Jefferson Smurfit Corp. US 8.25%, 10/01/12(d)	630	50,400
Momentive Performance Materials, Inc. 10.125%, 12/01/14(a)(e)	880	242,111
NewMarket Corp. 7.125%, 12/15/16(a)	615	482,775
NewPage Corp. 10.00%, 5/01/12(a)	797	241,093
Novelis, Inc. 7.25%, 2/15/15(a)	4,070	1,271,875
Peabody Energy Corp. 5.875%, 4/15/16(a)	900	805,500
7.375%, 11/01/16(a)	1,095	1,067,625
Series B 6.875%, 3/15/13(a)	1,815	1,765,088
Smurfit-Stone Container Enterprises, Inc. 8.00%, 3/15/17(d)	2,650	231,875
Steel Capital SA for OAO Severstal 9.25%, 4/19/14(a)(b)	1,938	1,068,363
9.75%, 7/29/13(a)(b)	1,100	635,250
Steel Dynamics Inc. 7.75%, 4/15/16(a)(b)	2,730	2,102,100
Vedanta Resources PLC 8.75%, 1/15/14(a)(b)	2,600	1,820,000

		17,573,927

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	153

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Capital Goods – 5.5%
Alion Science and Technology Corp. 10.25%, 2/01/15(a)	$270	$81,000
AMH Holdings, Inc. 11.25%, 3/01/14(a)(f)	1,635	490,500
Berry Plastics Holding Corp. 8.875%, 9/15/14(a)	1,260	749,700
Bombardier, Inc. 6.30%, 5/01/14(a)(b)	3,015	2,020,050
8.00%, 11/15/14(a)(b)	2,120	1,505,200
Case Corp. 7.25%, 1/15/16(a)	2,935	2,010,475
Case New Holland, Inc. 7.125%, 3/01/14(a)	2,990	2,048,150
Crown Americas 7.625%, 11/15/13(a)	1,500	1,507,500
Hanson Ltd. 6.125%, 8/15/16(a)	706	314,279
L-3 Communications Corp. 5.875%, 1/15/15(a)	1,828	1,686,330
Series B 6.375%, 10/15/15(a)	340	321,300
Owens Brockway Glass Container, Inc. 6.75%, 12/01/14(a)	2,530	2,441,450
Owens Corning, Inc. 6.50%, 12/01/16(a)	1,210	889,170
7.00%, 12/01/36(a)	1,555	962,458
Plastipak Holdings, Inc. 8.50%, 12/15/15(a)(b)	990	702,900
Sequa Corp. 11.75%, 12/01/15(a)(b)	590	94,400
Terex Corp. 8.00%, 11/15/17(a)	786	632,730
United Rentals North America, Inc. 6.50%, 2/15/12(a)	1,155	906,675
7.75%, 11/15/13(a)	2,075	1,182,750

		20,547,017

Communications - Media – 7.4%
Allbritton Communications Co. 7.75%, 12/15/12(a)	1,351	607,950
AMC Entertainment, Inc. 11.00%, 2/01/16(a)	520	468,000
Cablevision Systems Corp. Series B 8.00%, 4/15/12(a)	2,387	2,309,422
CCH I LLC 11.00%, 10/01/15(a)	2,200	187,000
11.75%, 5/15/14(a)(f)	9,037	90,370

154	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Central European Media Enterprises Ltd. 8.25%, 5/15/12(a)(b)	EUR	398	$353,195
Charter Communications Operations LLC 8.00%, 4/30/12(a)(b)		$1,800	1,602,000
Clear Channel Communications, Inc. 5.50%, 9/15/14(a)		5,809	493,765
5.75%, 1/15/13(a)		1,641	139,485
CSC Holdings, Inc. 6.75%, 4/15/12(a)		2,565	2,462,400
7.625%, 7/15/18(a)		1,535	1,373,825
7.875%, 2/15/18(a)		640	576,000
Dex Media West LLC Series B 8.50%, 8/15/10(a)		444	208,680
DirecTV Holdings LLC 6.375%, 6/15/15(a)		2,311	2,097,233
Echostar DBS Corp. 6.375%, 10/01/11(a)		1,080	1,031,400
6.625%, 10/01/14(a)		970	873,000
7.125%, 2/01/16(a)		1,650	1,489,125
Idearc, Inc. 8.00%, 11/15/16(a)		7,690	115,350
Intelsat Bermuda Ltd. 11.25%, 6/15/16(a)		2,812	2,650,310
Lamar Media Corp. 6.625%, 8/15/15(a)		890	574,050
Liberty Media Corp. 5.70%, 5/15/13(a)		545	412,171
LIN Television Corp. 6.50%, 5/15/13(a)		725	377,000
Nielsen Finance LLC/Nielsen Finance Co. 12.50%, 8/01/16(a)(f)		755	294,450
Quebecor Media, Inc. 7.75%, 3/15/16(a)		3,255	2,652,825
Rainbow National Services LLC 8.75%, 9/01/12(a)(b)		1,224	1,225,530
10.375%, 9/01/14(a)(b)		473	484,234
RH Donnelley Corp. Series A-1 6.875%, 1/15/13(a)		705	29,962
Series A-2 6.875%, 1/15/13(a)		2,248	95,540
Series A-3 8.875%, 1/15/16(a)		2,740	123,300
Series A-4 8.875%, 10/15/17(a)		6,350	285,750
Sirius Satellite Radio, Inc. 9.625%, 8/01/13(a)		545	234,350

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	155

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Univision Communications, Inc. 7.85%, 7/15/11(a)	$1,190	$678,300
WDAC Subsidiary Corp. 8.375%, 12/01/14(a)(b)	982	186,580
WMG Holdings Corp. 9.50%, 12/15/14(a)(f)	3,196	1,102,620

		27,885,172

Communications - Telecommunications – 9.2%
American Tower Corp. 7.00%, 10/15/17(a)	310	303,800
Cincinnati Bell, Inc. 8.375%, 1/15/14(a)	1,740	1,592,100
Cricket Communications, Inc. 9.375%, 11/01/14(a)	2,085	1,902,563
Digicel Ltd. 9.25%, 9/01/12(a)(b)	2,227	2,009,868
Fairpoint Communications, Inc. 13.125%, 4/01/18(a)(b)	1,885	782,275
Frontier Communications Corp. 6.25%, 1/15/13(a)	1,977	1,799,070
9.00%, 8/15/31(a)	2,145	1,565,850
Inmarsat Finance PLC 7.625%, 6/30/12(a)	1,835	1,800,594
10.375%, 11/15/12(a)(f)	1,037	1,057,740
Level 3 Financing, Inc. 8.75%, 2/15/17(a)	2,360	1,351,100
9.25%, 11/01/14(a)	1,200	762,000
Mobile Telesystems Finance SA 8.00%, 1/28/12(a)(b)	2,858	2,343,950
Nextel Communications, Inc. Series D 7.375%, 8/01/15(a)	4,450	2,047,000
Qwest Capital Funding, Inc. 7.25%, 2/15/11(a)	4,029	3,837,622
Qwest Communications International, Inc. 7.50%, 2/15/14(a)	350	296,625
Sprint Capital Corp. 6.875%, 11/15/28(a)	3,815	2,107,787
8.75%, 3/15/32(a)	1,180	710,950
Sprint Nextel Corp. 6.00%, 12/01/16(a)	3,300	2,145,000
Time Warner Telecom Holdings, Inc. 9.25%, 2/15/14(a)	740	701,150
Vip Finance (Vimpelcom) 8.375%, 4/30/13(a)(b)	2,060	1,400,800

156	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Windstream Corp. 8.125%, 8/01/13(a)	$964	$935,080
8.625%, 8/01/16(a)	3,070	2,947,200

		34,400,124

Consumer Cyclical - Automotive – 3.2%
Affinia Group, Inc. 9.00%, 11/30/14(a)	45	20,250
Allison Transmission, Inc. 11.00%, 11/01/15(a)(b)	560	271,600
Ford Motor Co. 7.45%, 7/16/31(a)	5,020	941,250
Ford Motor Credit Co. 4.01%, 1/13/12(a)(c)	2,785	1,364,650
7.00%, 10/01/13(a)	4,474	2,203,606
8.00%, 12/15/16(a)	3,295	1,552,143
General Motors Corp. 8.25%, 7/15/23(a)	4,155	498,600
8.375%, 7/15/33(a)	6,705	888,412
The Goodyear Tire & Rubber Co. 8.625%, 12/01/11(a)	550	440,000
9.00%, 7/01/15(a)	1,307	986,785
Keystone Automotive Operations, Inc. 9.75%, 11/01/13(a)	1,436	502,600
Lear Corp. Series B 5.75%, 8/01/14(a)	1,835	348,650
8.50%, 12/01/13(a)	370	66,600
8.75%, 12/01/16(a)	3,010	511,700
Tenneco, Inc. 8.625%, 11/15/14(a)	465	65,100
TRW Automotive, Inc. 7.25%, 3/15/17(a)(b)	4,330	1,212,400
Visteon Corp. 7.00%, 3/10/14(a)	1,795	71,800

		11,946,146

Consumer Cyclical - Other – 5.6%
Beazer Homes USA, Inc. 8.375%, 4/15/12(a)	1,500	517,500
Boyd Gaming Corp. 7.75%, 12/15/12(a)	737	552,750
Broder Brothers Co. Series B 11.25%, 10/15/10(a)	642	149,265
DR Horton, Inc. 4.875%, 1/15/10(a)	250	237,500
6.50%, 4/15/16(a)	2,180	1,700,400

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	157

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Gaylord Entertainment Co. 8.00%, 11/15/13(a)	$1,307	$865,887
Greektown Holdings LLC 10.75%, 12/01/13(b)(d)	850	76,500
Harrah’s Operating Co. Inc 10.75%, 2/01/16(a)	5,146	720,440
Harrah’s Operating Co., Inc. 5.75%, 10/01/17(a)	514	30,840
6.50%, 6/01/16(a)	5,352	321,120
Host Hotels & Resorts LP 6.875%, 11/01/14(a)	385	287,787
Series Q 6.75%, 6/01/16(a)	2,935	2,113,200
KB Home 6.375%, 8/15/11(a)	600	525,000
Lennar Corp. Series B 5.60%, 5/31/15(a)	1,135	768,963
Levi Strauss & Co. 8.875%, 4/01/16(a)	742	567,630
MGM Mirage 6.625%, 7/15/15(a)	3,952	1,541,280
7.625%, 1/15/17(a)	2,080	832,000
8.375%, 2/01/11(a)	1,024	327,680
Mohegan Tribal Gaming Auth 7.125%, 8/15/14(a)	1,245	373,500
Penn National Gaming, Inc. 6.875%, 12/01/11(a)	1,496	1,436,160
Pulte Homes, Inc. 5.25%, 1/15/14(a)	1,090	882,900
Six Flags Operations, Inc. 12.25%, 7/15/16(a)(b)	316	175,380
Six Flags, Inc. 9.625%, 6/01/14(a)	763	141,155
Starwood Hotels & Resorts Worldwide, Inc. 6.25%, 2/15/13(a)	2,110	1,666,900
7.875%, 5/01/12(a)	539	466,235
Station Casinos, Inc. 6.625%, 3/15/18(a)	3,610	108,300
Turning Stone Resort Casino Enterprise 9.125%, 12/15/10(a)(b)	1,097	899,540
Universal City Development Partners 11.75%, 4/01/10(a)	610	468,175
Universal City Florida Holding Co. 8.375%, 5/01/10(a)	630	302,400
William Lyon Homes, Inc. 10.75%, 4/01/13(a)	1,597	319,400

158	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Wynn Las Vegas Capital Corp. 6.625%, 12/01/14(a)	$2,135	$1,505,175

		20,880,962

Consumer Cyclical - Restaurants – 0.1%
OSI Restaurant Partners, Inc. 10.00%, 6/15/15(a)	1,065	264,919
Sbarro, Inc. 10.375%, 2/01/15(a)	415	153,550

		418,469

Consumer Cyclical - Retailers – 1.6%
Autonation, Inc. 3.094%, 4/15/13(a)(c)	175	138,688
Burlington Coat Factory Warehouse Corp. 11.125%, 4/15/14(a)	555	144,300
Couche-Tard US/Finance 7.50%, 12/15/13(a)	1,006	950,670
Dollar General Corp. 10.625%, 7/15/15(a)	510	511,275
GSC Holdings Corp. 8.00%, 10/01/12(a)	1,290	1,290,000
Limited Brands, Inc. 5.25%, 11/01/14(a)	2,028	1,370,255
6.90%, 7/15/17(a)	845	562,585
Michaels Stores, Inc. 10.00%, 11/01/14(a)	1,345	458,981
11.375%, 11/01/16(a)	1,165	275,231
Rite Aid Corp. 6.875%, 8/15/13(a)	2,080	353,600

		6,055,585

Consumer Non-Cyclical – 7.7%
Aramark Corp. 8.50%, 2/01/15(a)	1,710	1,556,100
Bausch & Lomb, Inc. 9.875%, 11/01/15(a)(b)	740	671,550
Biomet, Inc. 11.625%, 10/15/17(a)	1,220	1,128,500
Catalent Pharma Solutions, Inc. 9.50%, 4/15/15(a)	1,240	421,600
Community Health Systems, Inc. 8.875%, 7/15/15(a)	3,391	3,208,734
DaVita, Inc. 6.625%, 3/15/13(a)	950	926,250
7.25%, 3/15/15(a)	1,219	1,182,430
Dean Foods Co. 7.00%, 6/01/16(a)	921	874,950
Del Monte Corp. 6.75%, 2/15/15(a)	395	377,225

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	159

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Elan Finance PLC/Elan Finance Corp. 7.75%, 11/15/11(a)	$2,825	$2,408,313
Hanger Orthopedic Group, Inc. 10.25%, 6/01/14(a)	670	666,650
HCA, Inc. 6.375%, 1/15/15(a)	4,848	3,345,120
6.50%, 2/15/16(a)	1,520	1,018,400
6.75%, 7/15/13(a)	1,650	1,311,750
9.25%, 11/15/16(a)	1,000	915,000
9.625%, 11/15/16(a)(e)	2,665	2,225,275
Healthsouth Corp. 10.75%, 6/15/16(a)	980	982,450
IASIS Healthcare Corp. 8.75%, 6/15/14(a)	1,174	1,127,040
New Albertsons, Inc. 7.45%, 8/01/29(a)	2,220	1,798,200
Select Medical Corp. 7.625%, 2/01/15(a)	910	559,650
Stater Brothers Holdings 8.125%, 6/15/12(a)	594	589,545
Universal Hospital Services, Inc. 5.943%, 6/01/15(a)(c)	895	635,450
Viant Holdings, Inc. 10.12%, 7/15/17(a)(b)	567	283,500
Visant Corp. 7.625%, 10/01/12(a)	883	823,397

		29,037,079

Energy – 6.6%
Chesapeake Energy Corp. 6.50%, 8/15/17(a)	3,850	3,031,875
6.625%, 1/15/16(a)	2,195	1,794,413
6.875%, 1/15/16(a)	270	222,075
7.50%, 9/15/13(a)	805	718,462
CIE Generale De Geophysique 7.50%, 5/15/15(a)	1,285	1,005,513
7.75%, 5/15/17(a)	195	151,125
Complete Production Services, Inc. 8.00%, 12/15/16(a)	1,325	896,031
Energy XXI Gulf Coast, Inc. 10.00%, 6/15/13(a)	1,145	440,825
Forest Oil Corp. 7.25%, 6/15/19(a)	2,790	2,232,000
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75%, 11/01/15(a)(b)	1,425	1,090,125
Newfield Exploration Co. 7.125%, 5/15/18(a)	1,635	1,438,800

160	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

OPTI Canada, Inc. 8.25%, 12/15/14(a)		$1,108	$376,720
PetroHawk Energy Corp. 9.125%, 7/15/13(a)		2,806	2,651,670
Pioneer Natural Resources Co. 5.875%, 7/15/16(a)		1,495	1,140,287
Plains Exploration & Production Co. 7.75%, 6/15/15(a)		2,615	2,392,725
Pride International, Inc. 7.375%, 7/15/14(a)		634	630,830
Range Resources Corp. 7.50%, 5/15/16(a)		940	869,500
Southwestern Energy Co. 7.50%, 2/01/18(a)(b)		1,025	968,625
Tesoro Corp. 6.25%, 11/01/12(a)		1,180	1,014,800
6.50%, 6/01/17(a)		2,160	1,663,200

			24,729,601

Other Industrial – 0.8%
Central European Distribution Corp. 8.00%, 7/25/12(a)(b)	EUR	173	159,279
Noble Group Ltd. 6.625%, 3/17/15(a)(b)		$2,000	1,240,000
RBS Global, Inc. and Rexnord Corp. 9.50%, 8/01/14(a)		1,105	933,725
Sensus Metering Systems, Inc. 8.625%, 12/15/13(a)		655	537,100

			2,870,104

Services – 1.6%
Expedia, Inc. 8.50%, 7/01/16(a)(b)		1,070	877,400
Realogy Corp. 10.50%, 4/15/14(a)		2,530	531,300
Service Corp. International 6.75%, 4/01/16(a)		3,825	3,480,750
Ticketmaster Entertainment, Inc. 10.75%, 7/28/16(a)(b)		510	367,200
Travelport LLC 9.875%, 9/01/14(a)		535	216,675
West Corp. 9.50%, 10/15/14(a)		500	350,000

			5,823,325

Technology – 3.3%
Amkor Technology, Inc. 9.25%, 6/01/16(a)		2,210	1,248,650
Avago Technologies Finance 10.125%, 12/01/13(a)		755	636,088

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	161

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

CA, Inc. 4.75%, 12/01/09(a)	$965	$965,000
First Data Corp. 9.875%, 9/24/15(a)	1,341	737,550
Flextronics International Ltd. 6.50%, 5/15/13(a)	1,418	1,251,385
Freescale Semiconductor, Inc. 8.875%, 12/15/14(a)	4,530	815,400
10.125%, 12/15/16(a)	2,625	341,250
Iron Mountain, Inc. 6.625%, 1/01/16(a)	1,360	1,264,800
7.75%, 1/15/15(a)	950	942,875
Lucent Technologies, Inc. 6.45%, 3/15/29(a)	1,260	456,750
NXP BV / NXP Funding LLC 3.844%, 10/15/13(a)(c)	1,000	160,000
9.50%, 10/15/15(a)	445	37,825
Seagate Technology HDD Holding 6.375%, 10/01/11(a)	2,143	1,446,525
Serena Software, Inc. 10.375%, 3/15/16(a)	875	518,437
Sungard Data Systems, Inc. 9.125%, 8/15/13(a)	1,712	1,455,200

		12,277,735

Transportation - Airlines – 0.6%
AMR Corp. 9.00%, 8/01/12(a)	1,570	989,100
Continental Airlines, Inc. 8.75%, 12/01/11(a)	1,330	851,200
Series RJO3 7.875%, 7/02/18(a)	532	314,134

		2,154,434

Transportation - Railroads – 0.3%
Trinity Industries, Inc. 6.50%, 3/15/14(a)	1,300	1,079,000

Transportation - Services – 0.2%
Avis Budget Car Rental 7.75%, 5/15/16(a)	1,660	332,000
Hertz Corp. 8.875%, 1/01/14(a)	1,145	561,050

		893,050

		218,571,730

Utility – 9.2%
Electric – 7.7%
The AES Corp. 7.75%, 3/01/14(a)	2,430	2,180,925

162	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

8.00%, 10/15/17(a)	$2,740	$2,329,000
8.75%, 5/15/13(a)(b)	140	135,800
CMS Energy Corp. 8.50%, 4/15/11(a)	835	842,723
Dynegy Holdings, Inc. 7.75%, 6/01/19(a)	3,360	2,032,800
8.375%, 5/01/16(a)	1,680	1,066,800
Dynegy Roseton/Danskammer Pass Through Trust Series A 7.27%, 11/08/10(a)	183	173,777
Series B 7.67%, 11/08/16(a)	1,222	916,500
Edison Mission Energy 7.00%, 5/15/17(a)	2,840	2,399,800
7.50%, 6/15/13(a)	1,360	1,247,800
7.75%, 6/15/16(a)	1,695	1,542,450
Energy Future Holdings Corp. 10.875%, 11/01/17(a)	1,545	880,650
Mirant Americas Generation LLC 8.50%, 10/01/21(a)	2,925	2,281,500
NRG Energy, Inc. 7.25%, 2/01/14(a)	420	395,850
7.375%, 2/01/16 - 1/15/17(a)	4,305	3,977,950
Reliant Energy, Inc. 6.75%, 12/15/14(a)	598	526,240
7.625%, 6/15/14(a)	2,265	1,642,125
7.875%, 6/15/17(a)	1,840	1,338,600
Texas Competitive Electric Holdings Co. LLC Series A 10.25%, 11/01/15(a)	2,151	1,086,255
TXU Corp. Series P 5.55%, 11/15/14(a)	1,957	859,416
Series Q 6.50%, 11/15/24(a)	3,106	799,404

		28,656,365

Natural Gas – 1.5%
El Paso Corp. 7.375%, 12/15/12(a)	1,245	1,153,582
7.75%, 1/15/32(a)	1,355	1,040,154
Enterprise Products Operating LLC 8.375%, 8/01/66(a)(g)	2,535	1,711,125
Kinder Morgan Finance Co. 5.70%, 1/05/16(a)	1,135	987,450

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	163

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Regency Energy Partners 8.375%, 12/15/13(a)	$1,089	$906,592

		5,798,903

		34,455,268

Credit Default Index Holdings – 4.9%
DJ CDX.NA.HY-100 – 4.9%
CDX North America High Yield Series 8-T1 7.625%, 6/29/12(a)(b)	17,100	14,535,000
Dow Jones CDX HY Series 5-T2 7.25%, 12/29/10(a)(b)	4,312	3,854,025

		18,389,025

Financial Institutions – 2.9%
Brokerage – 0.1%
E*Trade Financial Corp. 7.375%, 9/15/13(a)	680	217,600

Finance – 2.1%
GMAC LLC 6.75%, 12/01/14(a)(b)	1,657	804,606
6.875%, 9/15/11(a)(b)	4,435	2,887,176
8.00%, 11/01/31(a)(b)	1,332	597,962
iStar Financial, Inc. 5.15%, 3/01/12(a)	2,500	950,000
Residential Capital LLC 8.375%, 6/30/10(a)	1,625	650,000
9.625%, 5/15/15(a)(b)	5,320	2,021,600

		7,911,344

Insurance – 0.2%
Crum & Forster Holdings Corp. 7.75%, 5/01/17(a)	760	592,800
Liberty Mutual Group, Inc. 7.80%, 3/15/37(a)(b)	770	308,000

		900,800

REITS – 0.5%
AMR REAL ESTATE PTR/FIN 7.125%, 2/15/13(a)	2,500	2,056,250

		11,085,994

Total Corporates - Non-Investment Grades (cost $452,788,429)		282,502,017

164	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADES – 15.4%
Industrial – 8.2%
Basic – 2.2%
ArcelorMittal 6.50%, 4/15/14(a)	$2,081	$1,793,379
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 4/01/17(a)	2,735	2,358,937
The Mosaic Co. 7.625%, 12/01/16(a)(b)(h)	1,875	1,800,000
United States Steel Corp. 7.00%, 2/01/18(a)	1,825	1,367,715
Weyerhaeuser Co. 7.375%, 3/15/32(a)	1,385	919,585

		8,239,616

Capital Goods – 1.2%
Allied Waste North America, Inc. 6.375%, 4/15/11(a)	1,603	1,574,948
Series B 7.125%, 5/15/16(a)	1,053	1,016,145
Masco Corp. 6.125%, 10/03/16(a)	1,420	978,060
Tyco International Finance SA 8.50%, 1/15/19(a)	700	730,582

		4,299,735

Communications - Telecommunications – 1.7%
Alltel Corp. 7.875%, 7/01/32(a)	750	768,750
Embarq Corp. 6.738%, 6/01/13(a)	2,215	2,082,100
Qwest Corp. 6.50%, 6/01/17(a)	1,270	1,041,400
6.875%, 9/15/33(a)	2,240	1,500,800
8.875%, 3/15/12(a)	1,115	1,098,275

		6,491,325

Consumer Cyclical - Other – 0.5%
Toll Brothers Finance Corp. 5.15%, 5/15/15(a)	2,443	1,980,196

Consumer Cyclical - Retailers – 0.5%
Macy’s Retail Holdings, Inc. 5.75%, 7/15/14(a)	1,460	951,837
5.90%, 12/01/16(a)	1,495	888,611

		1,840,448

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	165

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 1.2%
Cadbury Schweppes US Finance LLC 5.125%, 10/01/13(a)(b)	$1,080	$998,240
Coventry Health Care, Inc. 5.875%, 1/15/12(a)	683	537,315
Reynolds American, Inc. 7.25%, 6/01/12 - 6/01/13(a)	2,395	2,287,398
Ventas Realty LP/Ventas Capital Corp. 6.75%, 4/01/17(a)	832	703,040

		4,525,993

Energy – 0.2%
National Oilwell Varco, Inc. Series B 6.125%, 8/15/15(a)	856	761,270

Technology – 0.7%
Computer Sciences Corp. 5.50%, 3/15/13(a)(b)	1,300	1,243,888
Motorola, Inc. 7.50%, 5/15/25(a)	1,470	784,414
Xerox Corp. 6.40%, 3/15/16(a)	535	453,413

		2,481,715

		30,620,298

Financial Institutions – 3.5%
Banking – 2.1%
The Bear Stearns Co., Inc. 5.55%, 1/22/17(a)	1,685	1,499,808
Capital One Financial Corp. 6.15%, 9/01/16(a)	1,000	725,044
6.75%, 9/15/17(a)	663	582,627
Citigroup, Inc. 5.50%, 4/11/13(a)	900	814,958
Countrywide Financial Corp. 6.25%, 5/15/16(a)	1,221	1,026,809
Series MTN 5.80%, 6/07/12(a)	515	471,958
Countrywide Home Loans, Inc. Series MTNL 4.00%, 3/22/11(a)	56	52,178
Fifth Third Bancorp 6.25%, 5/01/13(a)	1,225	1,169,555
Merrill Lynch & Co., Inc. 5.70%, 5/02/17(a)	2,065	1,459,430

		7,802,367

166	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Finance – 1.3%
CIT Group, Inc. 5.40%, 1/30/16(a)	$515	$275,949
Series MTN 5.125%, 9/30/14(a)	2,450	1,453,254
International Lease Finance Corp. 6.375%, 3/25/13(a)	2,815	1,774,210
SLM Corp. Series MTN 5.125%, 8/27/12(a)	255	168,427
Series MTNA 4.50%, 7/26/10(a)	845	668,032
5.00%, 10/01/13(a)	1,000	610,674

		4,950,546

Insurance – 0.1%
Liberty Mutual Group, Inc. 5.75%, 3/15/14(a)(b)	450	361,096

Other Finance – 0.0%
Aiful Corp. 6.00%, 12/12/11(a)(b)	921	267,631

		13,381,640

Utility – 3.2%
Electric – 2.1%
Allegheny Energy Supply Co. LLC 7.80%, 3/15/11(a)	1,070	1,091,400
8.25%, 4/15/12(a)(b)	1,830	1,857,450
Aquila, Inc. 11.875%, 7/01/12(a)	1,096	1,156,280
Oncor Electric Delivery Co. 5.95%, 9/01/13(a)(b)	1,240	1,216,803
6.80%, 9/01/18(a)(b)	1,140	1,121,046
Sierra Pacific Power Co. Series M 6.00%, 5/15/16(a)	440	407,359
Teco Finance, Inc. 6.572%, 11/01/17(a)	500	413,699
7.00%, 5/01/12(a)	722	683,198

		7,947,235

Natural Gas – 1.1%
Tennessee Gas Pipeline Co. 7.00%, 10/15/28(a)	570	468,708
Williams Co., Inc. 7.625%, 7/15/19(a)	2,189	2,046,715
7.875%, 9/01/21(a)	1,634	1,527,790

		4,043,213

		11,990,448

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	167

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Non Corporate Sectors – 0.5%
Agencies - Not Government Guaranteed – 0.5%
TransCapitalInvest Ltd. for OJSC AK Transneft 7.70%, 8/07/13(a)(b)	$2,125	$1,774,375

Total Corporates - Investment Grades (cost $67,733,021)		57,766,761

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.0%
Non-Agency Fixed Rate CMBS – 3.0%
Banc of America Commercial Mortgage, Inc. Series 2006-5, Class A4 5.414%, 9/10/47(a)	1,500	985,159
Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class A3 5.826%, 6/15/38(a)	2,375	1,652,782
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.444%, 3/10/39(a)	1,875	1,174,649
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5, Class A4 5.179%, 12/15/44(a)	2,000	1,475,843
Series 2007-C1, Class A4 5.716%, 2/15/51(a)	1,100	536,069
Series 2007-CB18, Class A4 5.44%, 6/12/47(a)	1,875	1,126,757
Series 2007-LD11, Class A4 5.819%, 6/15/49(a)	2,000	1,181,361
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, 11/15/38(a)	2,600	1,674,069
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4 5.414%, 7/12/46(a)	2,125	1,389,159

Total Commercial Mortgage-Backed Securities (cost $15,346,798)		11,195,848

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Kazakhstan – 0.3%
KazMunaiGaz Finance Sub BV 8.375%, 7/02/13(a)(b)	1,650	1,155,000

168	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High Yield Portfolio—Portfolio of Investments

	Principal Amount (000)		U.S. $ Value

Russia – 0.5%
RSHB Capital SA for OJSC Russian Agricultural Bank 6.299%, 5/15/17(a)(b)		$3,030	$1,757,400

Total Quasi-Sovereigns (cost $3,241,831)			2,912,400

EMERGING MARKETS - CORPORATE BONDS – 0.7%
Industrial – 0.7%
Consumer Cyclical - Other – 0.5%
Royal Caribbean Cruises Ltd. 7.00%, 6/15/13(a)		2,385	1,335,600
8.75%, 2/02/11(a)		846	626,040

			1,961,640

Consumer Non-Cyclical – 0.2%
Foodcorp Ltd. 8.875%, 6/15/12(a)(b)	EUR	1,128	815,113

Total Emerging Markets - Corporate Bonds (cost $4,027,181)			2,776,753

BANK LOANS – 0.7%
Industrial – 0.7%
Consumer Cyclical - Other – 0.3%
Las Vegas Sands LLC 2.16%, 5/23/14(c)		$2,469	1,097,209

Energy – 0.4%
Ashmore Energy International 0.38%-3.10%, 3/30/12(c)		250	147,289
4.46%, 3/30/14(c)		2,225	1,312,701

			1,459,990

Total Bank Loans (cost $2,797,993)			2,557,199

	Shares
PREFERRED STOCKS – 0.2%
Financial Institutions – 0.2%
Banking – 0.1%
Preferred Blocker, Inc. 7.00%(a)(b)		1,687	288,055

REITS – 0.1%
Sovereign REIT 12.00%(a)(b)		624	399,360

			687,415

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	169

High Yield Portfolio—Portfolio of Investments

	Shares	U.S. $ Value

Non Corporate Sectors – 0.0%
Agencies - Government Sponsored – 0.0%
Federal Home Loan Mortgage Corp. Series Z 8.375%(a)	36,525	$18,262
Federal National Mortgage Association 8.25%(a)	54,625	44,793

		63,055

Total Preferred Stocks (cost $3,520,973)		750,470

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AllianceBernstein Fixed-Income Shares, Inc. –Government STIF Portfolio(i) (cost $2,052,028)	2,052,028	2,052,028

Total Investments – 96.8% (cost $551,508,254)		362,513,476
Other assets less liabilities – 3.2%		11,987,649

Net Assets – 100.0%		$374,501,125

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE AND SOVEREIGN ISSUES (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at Feb. 28, 2009	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Morgan Capital Services, Inc.:
Residential Capital LLC 6.50%, 4/17/13, 6/30/10*	(5.00)%	85.757%	$1,625	$881,805	$556,563	$325,242
Sale Contracts:
Morgan Capital Services, Inc.:
CDX NA High Yield 5.00%, 6/20/13, 6/20/13*	5.00	15.153	960	(235,742)	(76,528)	(159,214)

*	Termination date

INTEREST RATE SWAP TRANSACTIONS (see Note C)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	$1,000	9/17/13	3 Month LIBOR	3.620%	$57,558

170	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

High Yield Portfolio—Portfolio of Investments

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 28, 2009	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Euro settling 3/02/09	1,496	$1,949,553	$1,896,157	$53,396
Euro settling 5/07/09	1,496	1,904,936	1,895,641	9,295

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $357,904,249.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate market value of these securities amounted to $71,239,692 or 19.0% of net assets.

(c)	Floating Rate Security. Stated interest rate was in effect at February 28, 2009.

(d)	Security is in default and is non-income producing.

(e)	Pay-In-Kind Payments (PIK).

(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(g)	Variable rate coupon, rate shown as of February 28, 2009.

(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2009.

(i)	Investment in affiliated money market mutual fund.

Currency Abbreviations:

EUR – Euro Dollar

Glossary:

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rates

OJSC – Open Joint Stock Company

REITS – Real Estate Investment Trusts

See notes to financial statements.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	171

High Yield Portfolio—Portfolio of Investments

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and The AllianceBernstein Portfolios (the “Trust”) in respect of AllianceBernstein Balanced Wealth Strategy, AllianceBernstein Wealth Appreciation Strategy and AllianceBernstein Wealth Preservation Strategy (each a “Strategy” and collectively the “Strategies”), prepared by Philip L. Kirstein, the Senior Officer of the Trust for the Trustees of the Trust, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”).2

The Strategies seek to achieve their investment objectives by investing in a combination of the AllianceBernstein Pooling Portfolios (the “Pooling Portfolios”),3 which represent a variety of asset classes and investment styles. As a result, certain expenses will be minimal, such as custodian charges, or non-existent, such as brokerage commissions, except as incurred indirectly through the Pooling Portfolios.

The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Trustees to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Strategies which was provided to the Trustees in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Management fees charged to institutional and other clients of the Adviser for like services;

2.	Management fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

1	It should be noted that the information in the fee summary was completed on July 24, 2008 and presented to the Board of Trustees on August 5-7, 2008.
2	It also should be noted that references in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Strategies. Future references to the Strategies do not include “AllianceBernstein.”
3	The AllianceBernstein Pooling Portfolios include U.S. Value Portfolio, U.S. Large Cap Growth Portfolio, Global Real Estate Investment Portfolio, International Value Portfolio, International Growth Portfolio, Small-Mid Cap Value Portfolio, Small-Mid Cap Growth Portfolio, Short Duration Bond Portfolio, Intermediate Duration Bond Portfolio, Inflation Protected Securities Portfolio and High Yield Portfolio.

172	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Strategies grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Strategies.

INVESTMENT ADVISORY FEES, EXPENSE CAPS & RATIOS

The Adviser proposed that each Strategy pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.4

Category	Advisory Fees	Net Assets 6/30/08 ($MIL)	Strategy
Balanced	55 bp on 1st $2.5 billion 45 bp on next $2.5 billion 40 bp on the balance	$2,959.2	Balanced Wealth Strategy

Blend	65 bp on 1st $2.5 billion 55 bp on next $2.5 billion 50 bp on the balance	$2,183.2	Wealth Appreciation Strategy

Balanced	55 bp on 1st $2.5 billion 45 bp on next $2.5 billion 40 bp on the balance	$942.5	Wealth Preservation Strategy

The Adviser agreed to waive that portion of its management fees and/or reimburse each Strategy for that portion of its total operating expenses to the degree necessary to limit the Strategy’s expense ratios to the amounts set forth below for the Strategy’s current fiscal year. The expense limitation undertaking is set to terminate on December 31, 2008. It should be noted that the Strategies were operating below their expense caps during the most recent semi-annual period. Accordingly, the expense limitation undertaking of the Strategies were of

4	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG. AllianceBernstein Balanced Shares, Inc., which the Adviser also manages, has lower breakpoints in its advisory fee schedule compared to the Balanced category: 60 bp on the first $200 million, 50 bp on the next $200 million, and 40 bp on the balance.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	173

no effect. In addition, set forth below are the gross expense ratios of each Strategy during the most recent semi-annual period:

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio (02/29/08)[5]		Fiscal Year End
Balanced Wealth Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.20 1.90 1.90 1.40 1.15 0.90 0.90	% % % % % % %	0.96 1.68 1.66 1.32 0.91 0.62 0.66	% % % % % % %	August 31

Wealth Appreciation Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.50 2.20 2.20 1.70 1.45 1.20 1.20	% % % % % % %	1.10 1.83 1.82 1.45 1.04 0.75 0.80	% % % % % % %	August 31

Wealth Preservation Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.20 1.90 1.90 1.40 1.15 0.90 0.90	% % % % % % %	1.00 1.72 1.70 1.36 0.96 0.67 0.70	% % % % % % %	August 31

The expense limitation undertaking set forth in the table above for the Strategies includes the blended expense ratios of the Pooling Portfolios (i.e., the Strategies’ underlying expense ratios). For the six months ended February 29, 2008, the estimated underlying expense ratio for the Strategies was 0.04%.

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Strategies that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Strategies’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for

5	Annualized.

174	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

the Strategies are more costly than those for institutional assets due to the greater complexities and time required for investment companies. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Strategies’ investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if the Strategy is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different and legal and reputational risks are greater, it is worth considering information regarding the advisory fees charged to institutional accounts with a substantially similar investment style as the Strategies.6 With respect to the Strategies, the Adviser represented that there are no categories in the Form ADV for institutional products that have a substantially similar investment styles as the Strategies.

The AllianceBernstein Variable Products Series Fund, Inc. (“AVPS”), which is managed by the Adviser and is available through variable annuity and variable life contracts offered by other financial institutions, offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. Certain of the AVPS portfolios have substantially

6	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	175

similar investment styles as certain of the Strategies and their fee schedules are set forth below:7

Strategy	AVPS Portfolio	Fee Schedule
Balanced Wealth Strategy	Balanced Wealth Strategy Portfolio	0.55% on first $2.5 billion 0.45% on next $2.5 billion 0.40% on the balance

Wealth Appreciation Strategy	Wealth Appreciation Strategy Portfolio	0.65% on first $2.5 billion 0.55% on next $2.5 billion 0.50% on the balance

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the following fees for the Luxembourg funds that have a somewhat similar investment style as certain of the Strategies:

Strategy	Luxembourg Fund	Fee[8]
Balanced Wealth Strategy	Global Balanced Portfolio Class A Class I (Institutional)	1.40% 0.70%

Wealth Preservation Strategy	Global Conservative Portfolio Class A Class I (Institutional)	1.15% 0.60%

The AllianceBernstein Investment Trust Management mutual funds (“ITM”), which are offered to investors in Japan, have an “all-in” fee to compensate the Adviser for investment advisory as well as fund accounting and administrative services. The fee schedules of the ITM mutual funds that have a somewhat similar investment style as certain of the Strategies are as follows:

Strategy	ITM Mutual Fund	Fee
Balanced Wealth Strategy	Alliance Global Balance Neutral[9]	0.70%
	Alliance Global Balance Aggressive[9]	0.75%

Wealth Preservation Strategy	Alliance Global Balance Conservative[9]	0.65%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as any of the Strategies.

7	The AVPS were also affected by the settlement between the Adviser and the NYAG. As a result, these funds have the same breakpoints in their advisory fee schedules as the Strategies.
8	Class A shares of the Luxembourg funds are charged an “all-in” fee, which covers investment advisory and distribution-related services.
9	This ITM fund is privately placed or institutional.

176	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to each Strategy with fees charged to other investment companies for similar services offered by other investment advisers. Lipper’s analysis included each Strategy’s ranking with respect to the proposed management fee relative to the median of each Strategy’s Lipper Expense Group (“EG”)10 at the approximate current asset level of the subject Strategy.11

The original EG for Wealth Appreciation Strategy had an insufficient number of peers in the view of the Senior Officer and the Adviser. Consequently, at the request of the Adviser and the Senior Officer, Lipper expanded the Strategy’s EG to include peers that have similar but not the same Lipper investment classification/objective as the Strategy.

Strategy	Contractual Management Fee[12]	Lipper Group Median	Rank
Balanced Wealth Strategy	0.529	0.659	3/10
Wealth Appreciation Strategy[13]	0.650	0.800	1/9
Wealth Preservation Strategy	0.550	0.601	3/8

Lipper analyzed the total expense ratio of each Strategy in comparison to medians of such Strategy’s EG and Lipper Expense Universe (“EU”).14 Since Lipper had expanded EG of Wealth Appreciation Strategy, under Lipper’s standard guidelines, the Lipper EU were also expanded to include the universe of

10	Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.
11	The contractual management fee is calculated by Lipper using each Strategy’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Strategy, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” means that the Strategy has the lowest effective fee rate in the Lipper peer group.
12	The contractual management fee would not reflect any waivers or expense reimbursements made by the Adviser for expense caps that would effectively reduce the effective management fee rate, although it should be noted that the Strategies were operating below their expense caps for the most recently completed fiscal year.
13	The Strategy’s EG includes the Strategy, two other Global Multi-Cap Growth funds (“GMLG”), three Global Multi-Cap Core funds (“GMLC”) and three Global Large-Cap Core funds (“GLCC”).
14	Except for asset (size) comparability and load type, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	177

those peers that had a similar but not the same Lipper investment classification/objective as the Strategy.15 The result of the analysis is set forth below:

Strategy	Expense Ratio (%)[16]	Lipper Group Median (%)	Lipper Group Rank	Lipper Universe Median (%)	Lipper Universe Rank
Balanced Wealth Strategy	0.987	1.127	3/10	1.202	13/76
Wealth Appreciation Strategy[17]	1.107	1.395	1/9	1.470	3/38
Wealth Preservation Strategy	1.021	1.131	3/8	1.353	9/31

Based on this analysis, the Strategies have equally favorable rankings on both a management fee basis and a total expense ratio basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The profitability information for the Strategies prepared by the Adviser for the Board of Trustees was reviewed by the Senior Officer. The Adviser’s profitability percentage from providing investment advisory services to the Strategies decreased during calendar year 2007 relative to 2006.

In addition to the Adviser’s direct profits from managing the Strategies, certain of the Adviser’s affiliates have business relationships with the Strategies and may earn a profit from providing other services to the Strategies. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that they should be factored into the evaluation of the total relationship between the Strategies and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable

15	The expansion of the Strategy’s EU was not requested by the Adviser or the Senior Officer. They requested only the EG be expanded.
16	The total expense ratios shown are for the Strategies’ Class A shares.
17	The Strategy’s EU includes the Strategy, EG, and all other retail front-end GMLG, GMLC and GLCC funds, excluding outliers.

178	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

profit on this type of relationship. These affiliates provide transfer agent, distribution and brokerage related services to the Strategies and/or Pooling Portfolios receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and commissions for providing brokerage services. In addition, the Adviser benefits from soft dollar arrangements which offset research expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Strategies’ principal underwriter. ABI and the Adviser have disclosed in the Strategies’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Strategies. In 2007, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $24 million for distribution services and educational support (revenue sharing payments). For 2008, it is anticipated, ABI will pay approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $28 million. 18

After payments to third party intermediaries, ABI retained the following amounts for Class A front-end load sales charges from sales of the Strategies’ Class A shares during the Strategies’ most recently completed fiscal year:

Strategy	Amount Received
Balanced Wealth Strategy	$1,001,995
Wealth Appreciation Strategy	$565,994
Wealth Preservation Strategy	$315,468

ABI received the amounts set forth below in Rule 12b-1 fees and CDSC for the Strategies during the Strategies’ most recently completed fiscal year:

Strategy	12b-1 Fees Received	CDSC Received
Balanced Wealth Strategy	$15,352,619	$1,112,613
Wealth Appreciation Strategy	$9,073,395	$554,501
Wealth Preservation Strategy	$4,299,464	$386,663

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. ABIS’ after-tax profitability decreased in 2007

18	ABI currently inserts the “Advance” in quarterly account statements and pays the incremental costs associated with the mailing. The incremental cost is less than what an “independent mailing” would cost.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	179

in comparison to 2006. ABIS received the following fee from the Strategies in the most recently completed fiscal year:

Strategy	ABIS Fee	Expense Offset[19]
Balanced Wealth Strategy	$953,238	$90,272
Wealth Appreciation Strategy	$873,935	$91,394
Wealth Preservation Strategy	$235,231	$25,637

There are no portfolio transactions for the Strategies since the Strategies pursue their investment objectives through investing in combinations of the Pooling Portfolios. However, the Pooling Portfolios do engage in portfolio transactions. During the most recently completed fiscal year, none of the Pooling Portfolios effected brokerage transactions through and paid commissions to the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB”. The Pooling Portfolios may in the future effect brokerage transactions through and pay commissions to SCB for such transactions. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Pooling Portfolios and other clients. These soft dollar benefits reduce the Adviser’s research expenses and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,20 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Trustees an update of the Deli21 study on advisory fees and various fund characteristics. The independent consultant first reiterated the results of his

19	The fee disclosed is net of any waivers or any other expense offset arrangement with ABIS. An expense offset is created by the interest earned on the positive cash balance that occurs within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then from the transfer agent’s account to the Strategy’s account.
20	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.
21	The Deli study was originally published in 2002 based on 1997 data.

180	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

previous two dimensional comparison analysis (fund size and family size) with the Board of Trustees. In this regard, it was noted that the advisory fees of the AllianceBernstein Mutual Funds were generally within the 25th – 75th percentile range of their comparable peers.22 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund assets under management (“AUM”), family AUM, index fund indicator and investment style. The independent consultant observed that the actual advisory fees of the AllianceBernstein Mutual Funds were generally lower than the fees predicted by the study’s regression model.

The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets. The independent consultant observed that the advisory fees of the AllianceBernstein Mutual Funds were generally in line with their peers.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE STRATEGY.

With assets under management of $717 billion as of June 30, 2008, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Strategies.

22	The two dimensional analysis also showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	181

The information below, which was prepared by Lipper, shows the 1 and 3 year net performance rankings of the Strategies relative to their Lipper Performance Groups (“PG”) and Lipper Performance Universes (“PU”)23 for the periods ended April 30, 2008:

Strategy	Portfolio Return	PG Median	PU Median	PG Rank	PU Rank
Balanced Wealth Strategy
1 Year	-2.35	-2.96	-1.40	5/10	84/133
3 Year	8.80	7.20	7.91	3/10	35/116

Wealth Appreciation Strategy
1 Year	-5.14	-5.14	-0.05	2/3	11/14
3 Year	11.10	15.04	13.44	2/2	9/11

Wealth Preservation Strategy
1 Year	0.10	-0.10	0.46	4/8	52/93
3 year	6.21	5.32	5.24	2/7	15/64

Set forth below are the 1 and 3 year and since inception performance returns of the Strategies (in bold)24 versus their benchmarks:

	Periods Ending April 30, 2008 Annualized Net Performance (%)
Strategy	1 Year (%)	3 Year (%)	Since Inception (%)[25]
Balanced Wealth Strategy	-2.35	8.80	8.88
60% S&P 500 Stock Index/40% Lehman Brothers Aggregate Bond Index	0.00	7.02	7.49
S&P 500 Stock Index	-4.68	8.23	8.70
Lehman Brothers Aggregate Bond Index	6.87	4.93	5.07
Inception Date: September 2, 2003

Wealth Appreciation Strategy	-5.14	11.10	10.85
70% S&P 500 Stock Index/30% MSCI EAFE Index (Net)	-3.75	10.64	11.79
S&P 500 Stock Index	-4.68	8.23	8.70
MSCI EAFE Index (Net)	-1.78	16.25	18.34
Inception Date: September 2, 2003

Wealth Preservation Strategy	0.10	6.21	6.40
70% Lehman Brothers Aggregate Bond Index/30% S&P 500 Stock Index	3.46	6.02	6.37
Lehman Brothers Aggregate Bond Index	6.87	4.93	5.07
S&P 500 Stock Index	-4.68	8.23	8.70
Inception Date: September 2, 2003

23	The Strategies’ PGs/PUs may not be identical to their corresponding EGs/EUs as Lipper’s criteria for including or excluding a fund in or from a PG/PU is somewhat different for an EG/EU.
24	The performance returns shown are for the Class A shares of the Strategies.
25	The Adviser provided Strategy and benchmark performance return information for periods through April 30, 2008.

182	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fee for each Strategy is reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of each Strategy is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: September 3, 2008

ALLIANCEBERNSTEIN WEALTH STRATEGIES •	183

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Wealth Preservation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Wealth Preservation Strategy

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund*

Global & International

Global Growth Fund*

Global Thematic Growth Fund*

Greater China ‘97 Fund

International Growth Fund

Value Funds

Domestic

Balanced Shares

Focused Growth & Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Diversified Yield Fund

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

National National II* Arizona California Florida Massachusetts Michigan	Minnesota New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

ACM Managed Dollar Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Spain Fund

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to November 3, 2008, Small/Mid Cap Growth Fund was named Mid-Cap Growth Fund, Global Growth Fund was named Global Research Growth Fund, and Global Thematic Growth Fund was named Global Technology Fund. Prior to December 1, 2008, National II was named Insured National.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

184	• ALLIANCEBERNSTEIN WEALTH STRATEGIES

AllianceBernstein Family of Funds

ALLIANCEBERNSTEIN WEALTH STRATEGIES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

WS-0152-0209

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: April 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: April 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: April 24, 2009